                                                        Registration No. 333-121449
                                                                 File No. 811-21686

                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

      Pre-Effective Amendment No.     __                                   [X]

      Post-Effective Amendment No. __2__                                 [   ]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]

      Amendment No.   4                                                    [X]

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                         OPPENHEIMER PORTFOLIO SERIES
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              (Exact Name of Registrant as Specified in Charter)

            6803 South Tucson Way, Centennial, Colorado 80112-3924
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             (Address of Principal Executive Offices) (Zip Code)

                                (303) 768-3200
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             (Registrant's Telephone Number, including Area Code)

                             Robert G. Zack, Esq.
                            OppenheimerFunds, Inc.
Two World Financial Center-225 Liberty Street - New York, New York 10281-1008
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                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ] Immediately upon filing pursuant to paragraph (b)
[X ]  On May 30, 2007 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] On _______________ pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] On _______________ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

[   ] This  post-effective  amendment  designates a new  effective  date for a previously filed post-effective amendment.

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The Registrant hereby amends the Registration  statement on such date or dates as may be necessary to delay its  effective  date until the  Registrant  shall file a further  amendment  which  specifically  states that this  Registration
Statement shall  thereafter  become  effective in accordance with section 8(a)
of the  Securities  Act of 1933 or  until  the  Registration  Statement  shall become  effective on such date as the  Commission,  acting pursuant to Section
8(a), shall determine.

Oppenheimer
Portfolio Series

Prospectus dated May 30, 2007                          This prospectus describes four funds which make up
                                                       the Oppenheimer Portfolio Series.

                                                       Conservative Investor Fund, which seeks current
                                                       income with a secondary objective of long-term
                                                       growth of capital.

                                                       Moderate Investor Fund, which seeks long-term
                                                       growth of capital and current income.

                                                       Equity Investor Fund, which seeks long-term growth
                                                       of capital.

                                                       Active Allocation Fund, which seeks long-term
                                                       growth of capital, with a secondary objective of
                                                       current income.

                                                       This prospectus contains important information
                                                       about each Fund's objectives, investment policies,
                                                       strategies and risks. It also contains important
                                                       information about how to buy or sell shares of the
As with all mutual funds, the Securities and Exchange  Funds and other account features. Please read this
Commission has not approved or disapproved the Fund's  prospectus carefully before you invest and keep it securities nor has it determined that this prospectus  for future reference about your account.
is accurate or complete. It is a criminal offense to
represent otherwise.

                                                       [logo] OppenheimerFunds
                                                       The Right Way to Invest

CONTENTS

            Overview

            ABOUT THE FUNDS

            The Funds' Investment Objectives and Principal
            Investment Strategies
               Main Risks of Investing in the Funds
            About the Funds' Investments
            Fees and Expenses of the Funds
            How the Funds are Managed

            ABOUT YOUR ACCOUNT

            How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares
            Class N Shares
            Class Y Shares

            Special Investor Services
            AccountLink
            PhoneLink
            OppenheimerFunds Internet Website
            Retirement Plans

            How to Sell Shares
            By Mail
            By Telephone

            How to Exchange Shares
            Shareholder Account Rules and Policies
            Dividends, Capital Gains and Taxes
            Financial Highlights
            More Information About the Underlying Funds

ABOUT THE FUNDS

THE FUNDS' INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

WHAT IS EACH FUND'S INVESTMENT OBJECTIVE? Oppenheimer Portfolio Series (the
"Trust") consists of four asset allocation funds: Conservative Investor Fund,
Moderate Investor Fund, Equity Investor Fund and Active Allocation Fund (each, a
"Fund," and collectively, the "Funds").  Each Fund has the following objective:

o     Conservative Investor Fund seeks current income with a secondary objective of long-term growth of capital.

o     Moderate Investor Fund seeks long term growth of capital and current income.

o     Equity Investor Fund seeks long term growth of capital.

o     Active Allocation Fund seeks long term growth of capital with a secondary objective of current income.

WHAT DOES EACH FUND MAINLY INVEST IN? Each Fund is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. Under normal market conditions, OppenheimerFunds, Inc. (the "Manager"), the investment manager of each Fund, will invest the Fund's assets in a diversified portfolio of Oppenheimer mutual funds. Those funds are referred to as the "Underlying
Funds." "Normal market conditions" exist when securities markets and economic conditions are not unstable or adverse, in the judgment of the Manager.

The following table details the Underlying Fund options that are available to each of the Funds. No Fund will invest more than 35% of its net assets in any single Underlying Fund.

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                                                                            Moderate      Equity       Active
                                                           Conservative     Investor     Investor    Allocation
                                                           Investor Fund      Fund         Fund         Fund

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Oppenheimer Capital Appreciation Fund                            X             X            X            X*

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Oppenheimer Champion Income Fund                                 X             X            -            X*

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Oppenheimer Commodity Strategy Total Return Fund                 X             X            -            X*

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Oppenheimer Core Bond Fund                                       X             X            -            X*

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Oppenheimer Developing Markets Fund                              -             -            X            X*

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Oppenheimer Discovery Fund                                                                               X*

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Oppenheimer Global Fund                                          X             X            X             X

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Oppenheimer Global Opportunities Fund                            -             -            X             X

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Oppenheimer Gold & Special Minerals Fund                         -             -            -            X*

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Oppenheimer Growth Fund                                          -             -            -            X*

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Oppenheimer International Bond Fund                              X             X            -            X*

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Oppenheimer International Growth Fund                            -             -            -            X*

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Oppenheimer International Small Company Fund, Inc.               -             -            -            X*

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Oppenheimer Limited-Term Government Fund                         X             X            -            X*

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Oppenheimer Main Street Fund(R)                                  X             X            X             X

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Oppenheimer Main Street Opportunity Fund(R)                      -             X            X             X

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Oppenheimer Main Street Small Cap Fund(R)                        -             -            X             X

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Oppenheimer MidCap Fund                                          -             -            -            X*

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Oppenheimer Money Market Fund, Inc.                              -             -            -            X*

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Oppenheimer Quest International Value Fund, Inc.                 -             -            -            X*

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Oppenheimer Real Estate Fund                                     X             X            -             X

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Oppenheimer Small- & Mid- Cap Value Fund                         -             -            -            X*

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Oppenheimer Strategic Income Fund                                -             -            -             X

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Oppenheimer U.S. Government Trust                                -             -            -            X*

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Oppenheimer Value Fund                                           X             X            X            X*

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* Tactical Allocation Component.  Up to 20% of Active Allocation Fund's net
assets may be invested according to a tactical allocation among the Underlying
Funds noted with asterisks above or money market securities based on recommendations made by the Manager. "Tactical Allocation," as used in this prospectus, refers to a strategy that involves adjusting the asset mix to take advantage of temporary market conditions that may present opportunities. This tactical allocation portion will be invested in at least two Underlying Funds.
Additionally, the Manager could use derivatives to effect a tactical allocation if it is determined that the Active Allocation Fund's transactions would be detrimental to the Underlying Funds listed above. The Manager will select
Underlying Funds for the tactical allocation that, based on its proprietary tactical asset allocation models (including computer aided models), it believes will have the greatest potential for positive total returns.  The tactical asset allocation models use quantitative techniques to identify and validate trends in the prices of each Underlying Fund available for investment.  There can be no assurance that the Underlying Funds selected by these models will perform as anticipated.  The Underlying Funds selected may in fact decline in value and detract from the performance of the Fund.

HOW DOES THE MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL? Under normal market conditions, the Manager seeks to achieve a Fund's objectives by allocating the
Fund's assets mainly among shares of the Underlying Funds listed above according to the asset class targets described in the following table:

                  Conservative      Moderate       Equity         Active
                  Investor Fund     Investor Fund  Investor Fund  Allocation Fund

U.S. Equity              15%             35%          70%            40%

International Equity     5               10           30             15

Fixed Income             70              45           0              20

Other                    10              10           0               5

Active Allocation         0               0           0              20

For temporary periods, a Fund may hold a portion of its assets in cash, money market securities or other similar, liquid investments. This will generally occur at times when the Manager is unable to immediately invest cash received from purchases of Fund shares or from redemptions of other investments.

Allocations to individual Underlying Funds are determined by the Manager in seeking to meet the investment objective of each Fund.  The Manager monitors the
Underlying Fund selections to ensure that they adhere to the asset allocations over time, and periodically rebalances each Fund's investments in the Underlying
Funds to bring them back within their target weightings. In response to changing market or economic conditions, the Manager may change the asset class allocations, or the Underlying Funds or their target weightings at any time, without prior approval from or notice to shareholders. The Manager will allocate each Fund's assets among the Underlying Funds to assure broad diversification within the guidelines of each Fund's investment objective. This diversification will be achieved by selecting Underlying Funds with different investment guidelines and styles. The Manager will look to diversify both domestically and internationally, among different investment styles and market capitalizations.

WHO ARE THE FUNDS DESIGNED FOR? The Funds are designed for investors seeking a professionally managed and diversified asset allocation portfolio.

o     Conservative Investor Fund is designed primarily for investors seeking relative stability and current income.

o     Moderate Investor Fund is designed primarily for investors seeking the growth potential of stocks, but who also want income potential of bonds.
      Those investors should be willing to accept fluctuations in share prices.
      The Fund may also be suitable for investors who want to achieve a broadly diversified holding of stocks and bonds.

o     Equity Investor Fund is designed primarily for investors seeking capital appreciation over the long-term. Those investors should be willing to assume the greater risks of short-term share price fluctuations that are typical for an aggressive allocation. The Fund does not seek income, and its primary focus is investment in stocks.  The Fund is intended as a long-term investment.

o     Active Allocation Fund is designed primarily for investors seeking to combine the growth potential of stocks with a smaller allocation to bonds, which can provide relative stability. Because the Underlying Funds generally invest a substantial portion of their assets in stocks, those investors should be willing to assume the risks of share price fluctuations that are typical for a fund that has substantial stock investments. The Fund is intended as a long-term investment.

While it may be appropriate for a portion of a retirement plan investment, the
Funds are not a complete investment program.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  Each Fund's Board of
Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this prospectus.
Fundamental policies cannot be changed without the approval of a majority of a
Fund's outstanding voting shares (as defined in the Investment Company Act of
1940, as amended (the "Investment Company Act")). The Funds' investment objectives and principal investment strategies are not fundamental policies, however, shareholders will receive at least 60 days' advance notice of changes in a Funds' investment objective or principal strategies. Unless otherwise stated in this prospectus or the Statement of Additional Information, investment policies of the Funds are not fundamental.

Certain investment objectives or strategies of the Underlying Funds are fundamental policies and others are non-fundamental policies, as indicated in each Underlying Fund's prospectus or Statement of Additional Information. Each
Underlying Fund's board of directors or trustees can change non-fundamental policies without shareholder approval, including without the approval of the
Funds.

Main Risks of Investing in the Funds

All investments have risks to some degree. The share prices of each Fund's shares generally change daily based on the values of the Underlying Funds'
investments, which may be subject to a number of factors described below. By investing in different types of Underlying Funds, the Funds have partial exposure to the risks of different areas of the market. The more a Fund allocates to equity Underlying Funds, the greater the expected risk. The Funds are also subject to the risk that poor security selection by the Underlying
Funds may cause a Fund to underperform other funds having similar objectives.

RISKS OF INVESTING IN THE UNDERLYING FUNDS.  Each of the Underlying Funds in
which the Funds invest has its own investment risks, and those risks can affect the value of the Underlying Funds' shares and therefore the value of the Funds'
shares. To the extent that the Funds invest more of their assets in one
Underlying Fund than in another, the Funds will have greater exposure to the risks of that Underlying Fund. The investment objective and principal investments of each of the Underlying Funds are described in the section "More
Information About the Underlying Funds." There is no guarantee that the
Underlying Funds will achieve their investment objectives. The risks of the
Underlying Fund's investments are described in the section "About the Funds'
Investments-The Funds' Principal Investment Policies and Risks." The principal risks of an investment in the Funds are different from the principal risks of an investment in any one of the individual Underlying Funds and are described below.

      The Underlying Funds will pursue their investment objectives and policies without the approval of the Funds. If an Underlying Fund were to change its investment objective or policies, the applicable Fund may be required to sell its shares of the Underlying Fund at a disadvantageous time. The prospectuses and Statements of Additional Information of the Underlying Funds are available without charge upon request by contacting OppenheimerFunds Services toll free at
1.800.CALL OPP (225.5677), or they can be downloaded on the OppenheimerFunds,
Inc. website at www.oppenheimerfunds.com.

ALLOCATION RISK. Each Fund's ability to achieve its investment objective depends upon the Manager's skill in selecting the best mix of Underlying Funds. There is the risk that the Manager's evaluations and assumptions regarding the Underlying
Funds may be incorrect in view of actual market conditions.

AFFILIATED PORTFOLIO RISK. In managing the Funds, the Manager will have authority to select and substitute Underlying Funds. The Manager may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to it by some Underlying Funds are higher than the fees paid by other
Underlying Funds. However the Manager's fund-of-funds committee monitors the investment process, identifies addresses and resolves any potential issues and reports to the Boards of the Funds and each Underlying Fund at least quarterly.

RISKS OF INVESTING IN EQUITY SECURITIES. Stocks and other equity securities fluctuate in price in response to changes in equity markets in general, and their short-term volatility at times may be great. The prices of individual equity securities do not all move in the same direction uniformly or at the same time; for example, "growth" stocks may perform well under circumstances in which
"value" stocks in general have fallen. Different stock markets may behave differently from each other. Other factors may affect the price of a particular company's securities. Those factors include poor earnings reports, loss of customers, litigation, or changes in regulations affecting the company or its industry. To the extent that an Underlying Fund emphasizes investments in securities of a particular type, for example foreign stocks, stocks of small- or mid- sized companies, growth or value stocks, or stocks of companies in a particular industry, its share value may fluctuate in response to events affecting the market for that type of securities.

RISKS OF INVESTING IN FIXED-INCOME SECURITIES. Fixed-income (debt) securities held by the Underlying Funds may be subject to credit risk, interest rate risk, and prepayment risk. Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. If an issuer fails to pay interest or to repay principal, the Underlying
Fund's income or share value might be reduced. The value of debt securities are also subject to change when prevailing interest rates change. When prevailing interest rates fall, the values of already-issued debt securities generally rise. When prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may sell at a discount from their face amount or from the amount the Underlying Fund paid for them. When interest rates fall, the issuers of mortgage-related debt securities may prepay principal to the Underlying Fund more quickly than expected and the Underlying Fund may be required to reinvest the proceeds at a lower interest rate.

HOW RISKY ARE THE FUNDS OVERALL? The risks described above and the risks of investing in the Underlying Funds in which the Funds invest collectively form the overall risk profile of the Funds. However, the allocation strategies that the Manager employs for the Funds are designed to allow risks to be offset by one another. For example the downward movement in one security or asset class may be offset by the upward movement in another. So while the Underlying Funds have certain risk characteristics, the Manager's strategy of allocating Fund assets to different Underlying Funds may allow those risks to be offset. The
Funds' risks mean that you can lose money by investing in a Fund. When you redeem your shares, they may be worth more or less than what you paid for them.
There is no assurance that the Funds will achieve their investment objectives.

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An investment in the Funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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The Funds' Past Performance

The bar charts and tables below show one measure of the risks of investing in a
Fund, by showing each Fund's performance (for its Class A shares) from year to year for the full calendar years since each Fund's inception and by showing how the average annual total returns of each Fund's shares, both before and after taxes, compare to those of a broad-based market index. The after-tax returns for the other classes of shares will vary.

      The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes. In certain cases, the figure representing "Return After Taxes on
Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax. A Fund's past investment performance, before and after taxes, is not necessarily an indication of how the
Fund will perform in the future.

Conservative Investor Fund

Annual Total Returns (Class A) (as of 12/31 each year)

-----------------------------------------

[See appendix to prospectus for data in bar chart
showing the annual total return]

Sales  charges  and  taxes  are  not  included in the
calculations  of  return  in this  bar  car chart and if
those  charges  and taxes were  included, the returns
may be less than those shown.

For the period from 1/1/07 through 3/31/07,  the
cumulative return before taxes for Class A shares was
8.08%.

During the period shown in the bar chart, the highest
return (not annualized) before taxes for a calendar
quarter was 3.19% (4th Qtr `06) and the lowest return
(not annualized) before taxes for a calendar quarter
was -0.57% (2nd Qtr '06).

Average Annual Total Returns
for the periods ended December 31, 2006         1 Year                  Life of class

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Class A Shares (inception 04/05/05)
  Return Before Taxes                           1.87%                   4.01%
  Return After Taxes on Distributions           0.88%                   3.07%
  Return  After  Taxes on  Distributions
  and Sale of Fund Shares                       1.33%                   2.89%

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Class B Shares (inception 04/05/05)             2.24%                   4.57%

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Class C Shares (inception 04/05/05)             6.24%                   6.74%

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Class N Shares (inception 04/05/05)             6.81%                   7.36%

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Class Y Shares (inception 04/05/05)             8.48%                   7.95%

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Lehman Aggregate Bond Index (reflects           4.33%                  4.15%*
no deduction for fees, expenses or
taxes)

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S&P 500 Index (reflects no deduction            15.78%                 13.15%*
for fees, expenses or taxes)
*From 03/31/05.

The Fund's average annual total returns include applicable sales charges: for
Class A, the current maximum initial sales charge of 5.75%; for Class B, the contingent deferred sales charge of 5% (1-year) and 2% (5-years); and for Class
C and Class N, the 1% contingent deferred sales charge for the 1-year period.
There is no sales charge for Class Y shares. The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the
Fund's shares is compared to the Lehman Aggregate Bond Index, an unmanaged, broad-based index of investment grade corporate debt and the S&P 500 Index, an unmanaged index of equity securities that is a measure of the general domestic stock market. The indices performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. The Fund's investments vary from those in the indices.

Moderate Investor Fund

Annual Total Returns (Class A) (as of 12/31 each year)
[See appendix to prospectus for data in bar chart showing the annual total return]

Sales  charges and taxes are not included in the  calculations  of return in this bar chart, and if those charges and taxes were included,  the returns may be less than those shown.

For the period from 1/1/07 through 3/31/07, the cumulative return before taxes for Class A shares was 10.07%.

During the period shown in the bar chart, the highest return (not annualized)
before taxes for a calendar quarter was 4.30% (4 Qtr `06) and the lowest return
(not annualized) before taxes for a calendar quarter was -1.01% (2 Qtr '06).

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Average Annual Total Returns
for the periods ended December 31, 2006         1 Year              Life of class

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Class A Shares (inception 04/05/05)
  Return Before Taxes                           3.74%                   6.03%
  Return After Taxes on Distributions           3.01%                   5.26%
  Return  After  Taxes on  Distributions
  and Sale of Fund Shares                       2.63%                   4.73%

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Class B Shares (inception 04/05/05)             4.31%                   6.70%

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Class C Shares (inception 04/05/05)             8.37%                   8.86%

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Class N Shares (inception 04/05/05)             8.90%                   9.48%

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Class Y Shares (inception 04/05/05)             10.62%                 10.15%

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Lehman Aggregate Bond Index (reflects           4.33%                  4.15%*
no deduction for fees, expenses or
taxes)

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S&P 500 Index (reflects no deduction            15.78%                 13.15%*
for fees, expenses or taxes)
*From 03/31/05.

The Fund's average annual total returns include applicable sales charges: for
Class A, the current maximum initial sales charge of 5.75%; for Class B, the contingent deferred sales charge of 5% (1-year) and 2% (5-years); and for Class
C and Class N, the 1% contingent deferred sales charge for the 1-year period.
There is no sales charge for Class Y shares. The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the
Fund's shares is compared to the Lehman Aggregate Bond Index, an unmanaged, broad-based index of investment grade corporate debt and the S&P 500 Index, an unmanaged index of equity securities that is a measure of the general domestic stock market. The indices performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. The Fund's investments vary from those in the indices.

Equity Investor Fund

Annual Total Returns (Class A) (as of 12/31 each year)
[See appendix to prospectus for data in bar chart showing the annual total return]

Sales  charges and taxes are not included in the  calculations  of return in this bar chart, and if those charges and taxes were included,  the returns may be less than those shown.

For the period from 1/1/07 through 3/31/07, the cumulative return before taxes for Class A shares was 14.24%.

During the period shown in the bar chart, the highest return (not annualized)
before taxes for a calendar quarter was 7.07% (4th Qtr '06) and the lowest return (not annualized) before taxes for a calendar quarter was -3.48% (2nd Qtr
`06).

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Average Annual Total Returns
for the periods ended December 31, 2006         1 Year              Life of class

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Class A Shares (inception 04/05/05)
  Return Before Taxes                           7.67%                  11.36%
  Return After Taxes on Distributions           7.32%                  10.88%
  Return  After  Taxes on  Distributions
  and Sale of Fund Shares                       5.30%                   9.49%

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Class B Shares (inception 04/05/05)             8.32%                  12.21%

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Class C Shares (inception 04/05/05)             12.37%                 14.30%

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Class N Shares (inception 04/05/05)             13.05%                 15.04%

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Class Y Shares (inception 04/05/05)             14.74%                 15.64%

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S&P 500 Index (reflects no deduction            15.78%                 13.15%*
for fees, expenses or taxes)

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MSCI World IndexSM (reflects no                 20.65%                 18.25%*
deduction for fees, expenses or taxes)
*From 03/31/05.

The Fund's average annual total returns include applicable sales charges: for
Class A, the current maximum initial sales charge of 5.75%; for Class B, the contingent deferred sales charge of 5% (1-year) and 2% (5-years); and for Class
C and Class N, the 1% contingent deferred sales charge for the 1-year period.
There is no sales charge for Class Y shares. The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the
Fund's shares is compared to the S&P 500 Index, an unmanaged index of equity securities that is a measure of the general domestic stock market and the Morgan
Stanley Capital International, Inc. (MSCI) World IndexSM, an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S. The indices performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. The Fund's investments vary from those in the indices.

Active Allocation Fund

Annual Total Returns (Class A) (as of 12/31 each year)
[See appendix to prospectus for data in bar chart showing the annual total return]

Sales  charges and taxes are not included in the  calculations  of return in this bar chart, and if those charges and taxes were included,  the returns may be less than those shown.

For the period from 1/1/07 through 3/31/07, the cumulative return before taxes for Class A shares was 13.93%.

During the period shown in the bar chart, the highest return (not annualized)
before taxes for a calendar quarter was 5.96% (4th Qtr '06) and the lowest return (not annualized) before taxes for a calendar quarter was -2.22% (2nd Qtr
'06).

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Average Annual Total Returns
for the periods ended December 31, 2006         1 Year              Life of class

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Class A Shares (inception 04/05/05)
  Return Before Taxes                           7.38%                   9.19%
  Return After Taxes on Distributions           6.73%                   8.36%
  Return  After  Taxes on  Distributions
  and Sale of Fund Shares                       5.02%                   7.40%

----------------------------------------------------------------------------------------

Class B Shares (inception 04/05/05)             8.01%                   9.98%

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Class C Shares (inception 04/05/05)             12.08%                 12.10%

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Class N Shares (inception 04/05/05)             12.77%                 12.74%

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Class Y Shares (inception 04/05/05)             14.37%                 13.41%

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

S&P 500 Index (reflects no deduction            15.78%                 13.15%*
for fees, expenses or taxes)

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Lehman Aggregate Bond Index (reflects           4.33%                  4.15%*
no deduction for fees, expenses or
taxes)
*From 03/31/05.

The Fund's average annual total returns include applicable sales charges: for
Class A, the current maximum initial sales charge of 5.75%; for Class B, the contingent deferred sales charge of 5% (1-year) and 2% (5-years); and for Class
C and Class N, the 1% contingent deferred sales charge for the 1-year period.
There is no sales charge for Class Y shares. The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the
Fund's shares is compared to the the S&P 500 Index, an unmanaged index of equity securities that is a measure of the general domestic stock market and the Lehman
Aggregate Bond Index, an unmanaged, broad-based index of investment grade corporate debt. The indices performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. The Fund's investments vary from those in the indices.

Fees and Expenses of the Funds

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Funds. The Funds pay a variety of expenses directly for administration, distribution of its shares and other services. Those expenses are subtracted from each Fund's assets to calculate such Fund's net asset values per share. All shareholders therefore pay those expenses indirectly. In addition, each Fund will indirectly bear its pro-rata share of the expenses of the Underlying Funds in which it invests. Shareholders pay other expenses directly, such as sales charges.  The numbers below are based on each Fund's expenses during its fiscal year ended January 31, 2007.

Shareholder Fees (charges paid directly from your investment):
                                              Class A      Class B     Class C     Class N     Class Y
                                              Shares       Shares      Shares      Shares      Shares
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) on purchases
(as % of offering price)                       5.75%        None        None        None        None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as % of the lower of the original            None(1)       5%(2)       1%(3)       1%(4)       None
offering price or redemption proceeds)

Annual Fund Operating Expenses:
(% of average daily net assets)

                                                  Class A      Class B     Class C      Class N      Class Y

Conservative Investor Fund                        Shares       Shares      Shares       Shares       Shares

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Management Fees                                    0.00%        0.00%       0.00%        0.00%        0.00%
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Distribution and/or Service (12b-1) Fees           0.25%        1.00%       1.00%        0.50%        0.00%

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Other Expenses(5)                                  0.13%        0.23%       0.19%        0.16%        0.06%

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Acquired Fund Fees and Expenses(6)                 0.60%        0.60%       0.60%        0.60%        0.60%

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Total Annual Operating Expenses(7)                 0.98%        1.83%       1.79%        1.26%        0.66%

                                                  Class A      Class B     Class C      Class N      Class Y
Moderate Investor Fund                            Shares       Shares      Shares       Shares       Shares

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Management Fees                                    0.00%        0.00%       0.00%        0.00%        0.00%

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Distribution and/or Service (12b-1) Fees           0.25%        1.00%       1.00%        0.50%        0.00%

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Other Expenses(5)                                  0.15%        0.21%       0.16%        0.15%        0.00%

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Acquired Fund Fees and Expenses(6)                 0.61%        0.61%       0.61%        0.61%        0.61%

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Total Annual Operating Expenses(7)                 1.01%        1.82%       1.77%        1.26%        0.61%

---------------------------------------------------------------------------------------------------------------

                                                  Class A      Class B     Class C      Class N      Class Y
Equity Investor Fund                              Shares       Shares      Shares       Shares       Shares

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Management Fees                                    0.00%        0.00%       0.00%        0.00%        0.00%

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Distribution and/or Service (12b-1) Fees           0.25%        1.00%       1.00%        0.50%        0.00%

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Other Expenses(5)                                  0.25%        0.31%       0.29%        0.19%        0.03%

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Acquired Fund Fees and Expenses(6)                 0.65%        0.65%       0.65%        0.65%        0.65%

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Total Annual Operating Expenses(7)                 1.15%        1.96%       1.94%        1.34%        0.68%

---------------------------------------------------------------------------------------------------------------

                                                  Class A      Class B     Class C      Class N      Class Y
Active Allocation Fund                            Shares       Shares      Shares       Shares       Shares

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Management Fees                                    0.00%        0.00%       0.00%        0.00%        0.00%

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Distribution and/or Service (12b-1) Fees           0.25%        1.00%       1.00%        0.50%        0.00%

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Other Expenses(5)                                  0.16%        0.19%       0.17%        0.10%        0.01%

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Asset Allocation Fee                               0.10%        0.10%       0.10%        0.10%        0.10%

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Acquired Fund Fees and Expenses(6)                 0.65%        0.65%       0.65%        0.65%        0.65%

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Total Annual Operating Expenses(7)                 1.16%        1.94%       1.92%        1.35%        0.76%

---------------------------------------------------------------------------------------------------------------

Expenses may vary in future years. The Annual Fund Operating Expenses tables include the fees directly incurred by each Fund and the Acquired Fund Fees and
Expenses incurred indirectly by the Fund through its investments in shares of
Underlying Funds.  The Acquired Fund Fees and Expenses are based on an estimate of the total annual expense ratio, without giving effect to any waivers or reimbursements, of Underlying Funds in which a Fund expects to invest during its current fiscal year.  In addition, any material changes to a Fund's asset allocation in the Underlying Funds could increase or decrease the Acquired Fund
Fees and Expenses.

The "Management  Fees" in the table above reflect the fact that there are no such fees paid directly by the Funds.

1. A contingent deferred sales charge may apply to redemptions of investments of
  $1,000,000 or more ($500,000 for certain retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
2. Applies to redemptions in the first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.
3. Applies to shares redeemed within 12 months of purchase.

4.  Applies to shares  redeemed  within 18 months of a  retirement  plan's  first purchase of Class N shares.
5. "Other Expenses" include transfer agent fees, custodial fees, and accounting and legal expenses that the Funds pay. The "Other Expenses" in the table are based on, among other things, the fees the Funds would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Funds to limit  these fees to 0.35% of average daily net assets per fiscal year for all classes.  This undertaking may be amended or withdrawn at any time.
6.    For purposes of this table, the calculation of the Acquired Fund Fees and
  Expenses are based on a Fund's estimated holdings of Acquired Funds during its fiscal year. For purposes of this table, the term "Acquired Funds" is intended to cover mutual funds, hedge funds, private equity funds, and certain other pooled investment vehicles, but not securities, such as structured finance products, collateralized debt obligations or other securities not traditionally considered investment companies or private investment companies.
  Acquired Fund Fees and Expenses, are incurred indirectly by a Fund, and are based on the total annual expense ratios, without giving effect to any waivers or reimbursements, of the Acquired Funds in which a Fund invested during its fiscal year.
7. The Manager has voluntarily undertaken to limit these expenses for all classes of shares so that Total Annual Operating Expenses as a percentage of average daily net assets will not exceed the following annual rates: 1.25%,
  2.00%, 2.00%, 1.50% and 1.00%, for Class A, Class B, Class C, Class N, and
  Class Y of Conservative Investor Fund, respectively; 1.30%, 2.05%, 2.05%,
  1.55% and 1.05% for Class A, Class B, Class C, Class N and Class Y of Moderate
  Investor Fund, respectively; 1.45%, 2.20%, 2.20%, 1.70% and 1.20% for Class A,
  Class B, Class C, Class N and Class Y of Equity Investor Fund and Active
  Allocation Fund, respectively. The Manager may modify or terminate that undertaking at any time without notice to shareholders.  Those expense limitations do not include extraordinary expenses and other expenses not incurred in the ordinary course of each Fund's business.  Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Fund expenses in excess of indirect management fees earned from investments in
  Underlying Funds.

EXAMPLES.  The following examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples, which are based on the Total Annual Fund Operating Expenses, assume that you invest $10,000 in the indicated class of shares of the applicable Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods.  The second example assumes that you keep your shares.  Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these expense assumptions your expenses would be as follows:

If shares are redeemed:

Conservative Investor Fund          1 Year      3 Years     5 Years     10 Years

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class A Shares                       $670        $871       $1,088      $1,713

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class B Shares                       $688        $881       $1,199      $1,733*

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class C Shares                       $283        $568        $978       $2,124

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class N Shares                       $229        $402        $696       $1,532

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class Y shares                       $68         $212        $369        $825

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Moderate Investor Fund

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class A Shares                       $673        $880       $1,103      $1,746

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class B Shares                       $687        $878       $1,194      $1,743*

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class C Shares                       $281        $562        $968       $2,102

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class N Shares                       $229        $402        $696       $1,532

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class Y shares                       $63         $196        $341        $764

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Equity Investor Fund

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class A Shares                       $686        $921       $1,175      $1,900

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class B Shares                       $701        $921       $1,267      $1,899*

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class C Shares                       $299        $615       $1,057      $2,286

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class N Shares                       $237        $427        $739       $1,623

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class Y shares                       $70         $218        $380        $849

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Active Allocation Fund

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class A Shares                       $687        $924       $1,180      $1,911

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class B Shares                       $699        $915       $1,257      $1,892*

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class C Shares                       $297        $609       $1,047      $2,264

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class N Shares                       $238        $430        $744       $1,635

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class Y shares                       $78         $244        $424        $946

If shares are not redeemed:
Conservative Investor Fund          1 Year      3 Years     5 Years    10 Years

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class A Shares                       $670        $871       $1,088      $1,713

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class B Shares                       $188        $581        $999       $1,733*

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class C Shares                       $183        $568        $978       $2,124

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class N Shares                       $129        $402        $696       $1,532

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class Y Shares                       $68         $212        $369        $825

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Moderate Investor Fund

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class A Shares                       $673        $880       $1,103      $1,746

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class B Shares                       $187        $578        $994       $1,743*

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class C Shares                       $181        $562        $968       $2,102

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class N Shares                       $129        $402        $696       $1,532

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class Y Shares                       $63         $196        $341        $764

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Equity Investor Fund

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class A Shares                       $686        $921       $1,175      $1,900

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class B Shares                       $201        $621       $1,067      $1,899*

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class C Shares                       $199        $615       $1,057      $2,286

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class N Shares                       $137        $427        $739       $1,623

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class Y Shares                       $70         $218        $380        $849

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Active Allocation Fund

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class A Shares                       $687        $924       $1,180      $1,911

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class B Shares                       $199        $615       $1,057      $1,892*

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class C Shares                       $197        $609       $1,047      $2,264

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class N Shares                       $138        $430        $744       $1,635

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class Y Shares                       $78         $244        $424        $946

In the first group of examples, expenses include the Class A initial sales charge for Class A and the applicable Class B, Class C or Class N contingent deferred sales charges.  In the second group of examples, Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include contingent deferred sales charges. There is no sales charge on Class Y shares.

*Class B  expenses  for years 7 through  10 are based on Class A  expenses  since
Class B shares automatically convert to Class A shares 72 months after purchase.

About the Funds' Investments

THE FUNDS' PRINCIPAL INVESTMENT POLICIES AND RISKS.
The allocation of the different types of investments
will vary over time based upon the Manager's
evaluation of economic and market trends. A Fund
might not always include all of the different types
of investments described in this prospectus. The
Statement of Additional Information contains more
detailed information about the Funds' investment
policies and risks.

Investments in the Underlying Funds. Under normal
circumstances, the Funds invest in diversified
portfolios made up of varying allocations of
investments in the Underlying Funds. The Underlying
Funds are chosen based on the Manager's determination
that they could provide the diversification needed to
implement the allocation strategies of the Funds. The
Manager may try to reduce risks by allocating each
Fund's investments in certain Underlying Funds to
seek income. However, changes in the overall market
prices of debt securities and the income they pay can
occur at any time, and a Fund's share price and
income could fluctuate. The choice of Underlying
Funds, the objectives and policies of the Underlying
Funds, and the Funds' allocations to the Underlying
Funds may change from time to time without approval
by the Funds' shareholders.

STOCK AND OTHER EQUITY INVESTMENTS. Some of the
Underlying Funds may invest primarily in common
stocks or other types of equity securities, including
preferred stocks, rights and warrants, and securities
convertible into common stock. The issuers may be
small, medium or large capitalization companies, as
defined in the particular Underlying Fund's
prospectus. Not all Underlying Funds define small-
and mid-cap issuers in the same way. Some of the
Underlying Funds may buy securities issued by foreign
companies and some may emphasize investments in
"growth" securities or "value" securities.
   Common Stock. Common stock represents an ownership
      interest in the issuer and fluctuates in price
      in response to conditions affecting the issuer
      or changes in equity markets in general. An
      Underlying Fund may invest in common stock to
      seek capital appreciation, dividend income or
      both. Common stock is generally subordinate to
      the other securities of an issuer.

o     Preferred Stock. Preferred stocks are a form of
      equity security that typically have a fixed
      dividend that may cause their prices to behave
      more like those of debt securities. Preferred
      stock dividends may be cumulative (they remain
      a liability of the company until they are paid)
      or non-cumulative. If prevailing interest rates
      rise, the fixed dividend on preferred stock may
      be less attractive, causing the price of
      preferred stocks to decline. The right to
      payment of dividends on preferred stock is
      generally subordinate to the rights of a
      corporation's debt securities.

o     Convertible Securities. Some of the Underlying
      Funds may also buy interest bearing securities
      that are convertible into common stock. While
      many convertible securities are debt
      securities, the Underlying Funds consider some
      of them to be "equity equivalents" because of
      their features allowing them to be converted
      into common stock. Convertible securities may
      be subject to the risks of the common stock of
      the issuer as well as to credit risk and
      interest rate risk.  The credit rating of an
      "equity equivalent" convertible security
      generally has less impact on the Underlying
      Fund's investment decisions than in the case of
      other debt securities.

      Some of the Underlying Funds may buy
      convertible securities rated below investment
      grade by Moody's Investors Service, Inc.,
      Standard & Poor's Rating Service or other
      nationally recognized rating organizations (or,
      if they are unrated, having a comparable rating
      assigned by the Manager). Below investment
      grade securities (commonly referred to as "junk
      bonds") are subject to a greater risk of
      default by the issuer than investment-grade
      securities.

Risks of Investing in Common Stock and other Equity
Securities. The prices of common stock and other
equity securities fluctuate in response to changing
market conditions, and at times their short-term
volatility may be great. An Underlying Fund's
emphasis on growth stocks or stocks issued by foreign
issuers or small- or mid-sized companies can also
result in higher volatility. Additionally, stocks of
issuers in a particular industry may be affected by
changes in economic conditions that affect that
industry more than others, or by changes in
government regulations, availability of basic
resources or supplies, or other events affecting that
industry. Other factors can affect a particular
company's stocks price, such as poor earnings
reports, loss of a major customer, litigation against
the issuer, or changes in government regulations
affecting the issuer or its industry.

Growth Investing. In selecting equity securities for
purchase or sale, some of the Underlying Funds use a
"growth" investment style. A growth investment style
seeks companies whose stock price is expected to
increase at a greater rate than the overall market.
They may be newer companies or they may be more
established companies that are entering a growth
cycle. Growth companies may be developing new
products or services or may be expanding into new
markets for their products, or they may be companies
in businesses with above-average growth potential. A
growth phase may be marked by increases in earnings,
sales, cash flows or other factors, which suggest
that the price of the company's stock may increase in
value over time.
The Underlying Funds' portfolio managers may consider
the following in seeking to implement a growth
strategy:
o     companies that have strong revenue growth
o     companies with above-average earnings growth
o     companies that can sustain strong revenue and
      earnings growth
o     stocks with attractive valuations relative to
      their growth potential

Risks of Growth Investing. The stocks of growth
companies may be more volatile than stocks of other
types of companies. If a company's earnings growth
fails to increase as expected, the stock price of a
growth company may decline sharply. Investments in
newer or smaller growth companies may offer greater
opportunities for capital appreciation, but they
involve substantially greater risks of loss and price
fluctuations. Their stocks may be less liquid than
those of older or larger issuers. That means some of
the Underlying Funds could have greater difficulty
selling a security of a smaller or newer issuer at an
acceptable price, especially in periods of market
volatility. Newer growth companies tend to retain a
large part of their earnings for research,
development or investment in capital assets.
Therefore, they may pay lower dividends than other
companies or may not pay any dividends for some time.
Also, it may take a substantial period of time before
such Underlying Fund realizes a gain on an investment
in a smaller or newer company, if it realizes any
gain at all.

Value Investing. The portfolio managers of certain
other Underlying Funds use a value investing
strategy. In value investing, the portfolio managers
use fundamental company analysis to seek stocks that
have low prices in relation to what the portfolio
managers believe to be the stock's real worth based
on the company's prospects. The portfolio managers
may consider a number of factors in this assessment.
Among other considerations, they may look for stocks
that they believe are not fully recognized by, or are
temporarily out of favor with, the market. These
Underlying Funds seek to realize appreciation in the
value of their holdings when other investors
recognize the intrinsic value of those stocks.

Risks of Value Investing. For Underlying Funds that
use a value investing style, there is the risk that
if the market does not recognize the securities
selected as undervalued, the price of the securities
might not appreciate in the way an Underlying Fund
anticipates.

Foreign Equity Securities. Some of the Underlying
Funds may buy securities of companies in any country,
including companies in "emerging" or "developing"
market countries. The foreign securities some of the
Underlying Funds may buy include stocks and other
equity securities of companies organized under the
laws of a foreign country or companies that have a
substantial portion (more than 50%) of their
operations or assets abroad, or derive a substantial
portion of their revenue or profits from businesses,
investments or sales outside the United States.
Foreign securities include securities traded
primarily on foreign securities exchanges or in
foreign over-the-counter markets. Some of the
Underlying Funds invest in securities of foreign
issuers that are represented in the U.S. securities
markets by American Depository Receipts ("ADRs") or
similar depository arrangements.

Risks of Foreign Securities. While foreign securities
may offer special investment opportunities, there are
also special risks that can reduce an Underlying
Fund's share price and return. The change in value of
a foreign currency against the U.S. dollar will
result in a change in the U.S. dollar value of
securities denominated in the foreign currency.
Currency rate changes can also affect the
distributions an Underlying Fund makes from income it
receives from foreign securities as foreign currency
values change against the U.S. dollar. Foreign
investing can result in higher transaction and
operating costs for the Underlying Funds that invest
in foreign securities. Foreign issuers are not
subject to the same accounting and disclosure
requirements that U.S. companies are subject to.

The value of foreign investments may be affected by
exchange control regulations, expropriation or
nationalization of a company's assets, foreign taxes,
delays in the settlement of transactions, changes in
governmental, economic or monetary policy in the
United States or abroad, or other political or
economic factors. These risks could cause the prices
of foreign stocks to fall and could therefore depress
an Underlying Fund's share prices. Fund shareholders
may be unable to deduct or take a credit for foreign
taxes paid by the Underlying Funds on their foreign
investments.

Additionally, if an Underlying Fund invests a
significant amount of its assets in foreign
securities, it might be exposed to "time-zone
arbitrage" attempts by investors seeking to take
advantage of the differences in value of foreign
securities that might result from events that occur
between the close of the foreign securities market on
which a foreign security is traded and before the
close of the New York Stock Exchange (the "NYSE")
that day, when the Underlying Fund's net asset value
is calculated. If such time-zone arbitrage were
successful, it might dilute the interests of other
shareholders. However, the use of "fair value
pricing" to adjust the closing market prices of
foreign securities under certain circumstances, to
reflect what the Manager and the boards of directors
or trustees of the Underlying Funds believe to be
their fair value, and the imposition of redemption
fees by certain Underlying Funds, may help deter
those activities. Foreign securities owned by an
Underlying Fund may trade on weekends or other days
when the Fund does not price its shares. As a result,
the Fund's net asset value may change on days when
you will not be able to purchase or redeem the Fund's
shares.

     o Special Risks of Emerging and Developing  Markets.  Securities of issuers in emerging and developing markets may offer special  investment  opportunities, but present risks not found in more mature markets.  Emerging  market  countries may have less  developed  legal  and  accounting  systems.  The  governments  of developing  countries  may  be  more  unstable  and  present  greater  risks  of nationalization  or  restrictions  on  foreign  ownership  of  stocks  of  local companies  and  investments  may be  subject  to  greater  risks  of  government restrictions  on  withdrawing  dividends paid or the sale proceeds of securities from the country.  Emerging market countries may have less developed  securities markets and  exchanges and their  economies may be more  dependent on relatively few industries that may be highly vulnerable to local and global changes.

The securities of issuers in emerging markets may be
less liquid, or more difficult to sell at an
acceptable price than securities of issuers in more
developed markets. Settlements of trades may be
subject to greater delays so that an Underlying Fund
might not receive the proceeds of a sale of a
security on a timely basis. Emerging market
investments may be substantially more volatile than
investments in the United States or other developed
countries and may be considered speculative.

Special Risks of Investing in Small- and Mid-Sized
Companies. Some of the Underlying Funds may emphasize
investments in small- and/or mid-cap companies, as
defined in the Underlying Fund's prospectus. These
companies can include both established and newer
companies. While smaller, newer companies might offer
greater opportunities for capital appreciation than
larger, more established companies, they may involve
substantially greater risk of loss and price
fluctuation. The Underlying Funds may use different
definitions of "small-cap" and "mid-cap" companies,
as stated in each Underlying Fund's prospectus. The
Underlying Funds' prospectuses are available without
charge as indicated in the section "Risks of
Investing in the Underlying Funds," above.

Small- and mid-sized companies may have limited
product lines or markets for their products, more
limited access to financial resources and less depth
in management skill than larger companies. Their
stocks also may be less liquid than those of larger
issuers. That means that an Underlying Fund could
have greater difficulty selling those securities,
especially in periods of market volatility, which
could increase the potential for loss. It also may
take a substantial period of time for an Underlying
Fund to realize a gain on an investment in the stocks
of a small- or mid-sized company, if it realizes any
gain at all.

Because the securities of smaller companies may be
traded infrequently, to the extent that an Underlying
Fund invests significantly in those securities,
investors may seek to trade shares of the Underlying
Funds based on their knowledge or understanding of
the value of those securities (this is sometimes
referred to as "price arbitrage"). Certain of the
Underlying Funds, including the Oppenheimer Small- &
Mid- Cap Value Fund, impose a 2% redemption fee under
certain circumstances to attempt to deter such price
arbitrage. If such price arbitrage were otherwise
successful, it might interfere with the efficient
management of an Underlying Fund's portfolio to a
greater degree than would be the case for a fund that
invests in more liquid securities, because the
Underlying Fund may have difficulty selling those
securities at advantageous times or prices to satisfy
the liquidity requirements created by large and/or
frequent trading activity. Successful price arbitrage
activities might also dilute the value of an
Underlying Fund's shares held by other shareholders.

Risks of Technology Stocks. Certain Underlying Funds
may invest in technology stocks. The types of
companies the portfolio managers of those Underlying
Funds consider to be technology companies can be
expected to change over time as developments in
technology occur. To the extent an Underlying Fund is
invested in stocks of technology companies, the value
of the Underlying Fund's shares is particularly
vulnerable to risks, including market and economic
events, that affect technology companies and/or
companies having investments in technology. The
technology sector has historically exhibited great
price volatility, or fluctuations in stock
valuations. The stock prices of technology companies
during the past few years have been highly volatile,
largely due to the rapid pace of product change and
development within this sector. In addition,
technologies that are dependent on consumer demand
may be more sensitive to changes in consumer spending
patterns. Technology companies focusing on the
information and telecommunications sectors may also
be subject to international, federal and state
regulations and may be adversely affected by changes
in those regulations. The portfolio managers of the
Underlying Funds take these factors into account when
evaluating the long-term merits of a technology
investment.

Risks of Initial Public Offerings (IPOs).  One of the
Underlying Funds, Oppenheimer Main Street Small Cap
Fund(R), has no limit on the amount of its assets that
can be invested in IPOs.  By definition, securities
issued in IPOs have not traded publicly until the
time of their offerings. Special risks associated
with IPOs may include, among others, the fact that
there may be only a limited number of shares
available for trading.  The market for those
securities may be unseasoned. The issuer may have a
limited operating history.  These factors may
contribute to price volatility. The limited number of
shares available for trading in some IPOs may also
make it more difficult for this Underlying Fund to
buy or sell significant amounts of shares without an
unfavorable impact on prevailing prices. In addition,
some companies initially offering their shares
publicly may be involved in relatively new industries
or lines of business that may not be widely
understood by investors. Some of the companies
involved in new industries may be regarded as
developmental stage companies, without revenues or
operating income, or the near-term prospects of
them.  Many IPOs are by small- or micro-cap companies
that are undercapitalized.

Investing in Special Situations. Periodically, some
of the Underlying Funds might use aggressive
investment techniques to seek to benefit from what
the portfolio manager perceives to be a "special
situation," such as a merger, reorganization,
restructuring or other unusual event that is expected
to affect a particular issuer. However, there is a
risk that the anticipated change or event might not
occur, which could have a negative impact on the
price of the issuer's securities. In that case, an
Underlying Fund's investment might not produce the
expected gains or might incur a loss.

Cyclical Opportunities. Some of the Underlying Funds
may also seek to take advantage of changes in the
business cycle by investing in companies that are
sensitive to those changes. Some of the Underlying
Funds might sometimes seek to take tactical advantage
of short-term market movements or in anticipation of
events that would affect particular issuers or
industries. There is a risk that if the event does
not occur as expected, the value of the Underlying
Fund's investments could fall.

Risks of Investing in Real Estate Securities.  One of
the Underlying Funds, Oppenheimer Real Estate Fund
("Real Estate Fund"), expects to invest primarily in
common stocks and other equity securities issued by
real estate companies. The main risk is that the
value of the securities this fund holds might decline
as a result of the performance of individual
securities, an overall decline in the stock markets
or a general decline in real estate markets. Other
risks include: extended vacancies of properties,
increased competition, increases in property taxes
and operating expenses, changes in zoning laws,
losses due to costs resulting from the clean-up of
environmental problems, liability to third parties
for damages resulting from environmental problems,
casualty or condemnation losses, limitations on
rents, changes in neighborhood values and the appeal
of properties to tenants, and changes in interest
rates.  For more information about the risks of
investing in real estate securities, you can request
a prospectus of the Real Estate Fund by calling
toll-free 1.800.CALL OPP (225.5677) or downloading a
prospectus on the OppenheimerFunds website:
www.oppenheimerfunds.com.

o     Real Estate Markets and REIT Risk.
      Additionally, since Real Estate Fund
      concentrates its assets in the real
      estate industry, the Fund's investment in
      Real Estate Fund will be closely linked
      to the performance of the real estate
      markets.  Property values may fall due to
      increasing vacancies or declining rents
      resulting from unanticipated economic,
      legal, cultural or technological
      developments.  Real Estate Investment
      Trust ("REIT") prices also may drop
      because of the failure of borrowers to
      pay their loans, a dividend cut, a
      disruption to the real estate investment
      sales market, changes in federal or state
      taxation policies affecting REITs or poor
      management. The REIT investment universe,
      which is approximated by the National
      Association of Real Estate Investment
      Trusts(R)("NAREIT") Index, is comprised of
      roughly 192 companies ranging in market
      capitalization from $3.3 million to $18.4
      billion (as of April 28, 2006), with an
      aggregate market capitalization of
      approximately $370 billion.

o     Small REIT Companies.  As of August 28, 2006,
      roughly 14 of the REITs currently in the NAREIT
      have a market capitalization of $100 million or
      less. Small REIT company shares therefore can
      be more volatile than, and perform differently
      from, larger REIT company stocks. There may be
      less trading volume in a smaller company's
      stock, which means that buy and sell
      transactions in that stock could have a larger
      impact on the stock's price than is the case
      with larger company stocks. Further, smaller
      companies may have fewer business lines, and
      changes in any one line of business may have a
      greater impact on a small company's stock price
      than would be the case for a larger company.

INVESTMENTS IN FIXED-INCOME SECURITIES. Certain of
the Underlying Funds emphasize investments in debt
securities, such as government securities and
corporate bonds and debentures. The Underlying Funds
might also buy short-term debt securities for
liquidity purposes pending the purchase of new
investments or to have cash to pay for redemptions of
the Underlying Fund's shares. To seek higher income,
some Underlying Funds can invest without limit in
debt securities, commonly known as "junk bonds," that
are rated below investment grade. That means that
they are rated lower than "Baa" by Moody's Investors
Service or "BBB" by Standard & Poor's Rating Service
or have comparable ratings by other
nationally-recognized rating organizations or are
unrated securities that the Manager considers to be
of equivalent quality. The Underlying Funds do not
purchase debt securities that are in default, but may
continue to hold a debt security after a default
event has occurred.

Interest Rate Risk. The values of debt securities are
subject to change when prevailing interest rates
change. When interest rates fall, the values of
outstanding debt securities generally rise. When
interest rates rise, the values of outstanding debt
securities generally fall, and those securities may
sell at a discount from their face amount. An
Underlying Funds' share prices may go up or down when
interest rates change because of the effect of those
changes on the value of the Underlying Fund's
investments in debt securities.

These fluctuations will often be greater for
longer-term debt securities than for shorter-term
debt securities. When the average maturity of the
Underlying Fund's portfolio is longer, its shares
prices may fluctuate more when interest rates change.
An Underlying Fund may also buy zero-coupon or
"stripped" securities, which may be particularly
sensitive to interest rate changes. Interest rate
changes may have different effects on the values of
mortgage-related securities because of prepayment and
extension risks.
o     Prepayment Risk. Mortgage-related securities
      are subject to the risk of unanticipated
      prepayment. That is the risk that when interest
      rates fall, borrowers will prepay the mortgages
      that underlie these securities more quickly
      than expected, causing the issuer of the
      security to repay the principal to the
      Underlying Fund prior to the security's
      expected maturity. The Underlying Fund may need
      to reinvest the proceeds at a lower interest
      rate, reducing its income. Mortgage-related
      securities subject to prepayment risk generally
      offer less potential for gains when prevailing
      interest rates fall. If an Underlying Fund buys
      mortgage-related securities at a premium,
      accelerated prepayments on those securities
      could cause the Underlying Fund to lose a
      portion of its principal investment represented
      by the premium. Interest-only and
      principal-only mortgage-backed securities,
      which certain Underlying Funds may buy, are
      especially sensitive to interest rate changes,
      which can affect not only their prices but can
      also change the income flows and prepayment
      assumptions about those investments.

o     Extension   Risk.  If  interest  rates  rise  rapidly,
      repayments  of  mortgages  may occur at a slower  rate
      than expected and the expected maturity of
      mortgage-related securities could lengthen as a
      result. Mortgage-related securities generally
      have a greater potential for loss when
      prevailing interest rates rise. That could
      cause the value of an Underlying Fund's shares
      to fall.

o     Credit Risk. Debt securities are also subject to
      credit risk. Credit risk is the risk that the
      issuer of a security might not make interest
      and principal payments on the security as they
      become due. Securities directly issued by the
      U.S. Treasury and certain agencies that are
      backed by the full faith and credit of the U.S.
      government have little credit risk, and
      securities issued by other agencies of the U.S.
      government generally have low credit risks.
      Securities issued by private issuers generally
      have greater credit risks than government
      issued securities.

      If an issuer fails to pay interest, an
      Underlying Fund's income might be reduced, and
      if an issuer fails to repay principal, the
      values of that security and of the Underlying
      Fund's shares might fall. High-yield,
      lower-grade debt securities are especially
      subject to risks of default. A downgrade in an
      issuer's credit rating or other adverse news
      about an issuer can reduce the market value of
      that issuer's securities. Securities issued by
      U.S. government agencies or instrumentalities
      carry an implied credit support from the U.S.
      government. These government agencies and
      instrumentalities are currently subject to a
      degree of focus by the U.S. Treasury, the U.S.
      Congress and the regulatory agencies which
      oversee those government agencies and
      instrumentalities. It is possible that the
      implied credit support of the U.S. government
      could be modified or withdrawn. However, at
      this time the likelihood of that event cannot
      be predicted at this time. In the event that
      the credit support is modified or withdrawn,
      those securities may be subject to a credit
      downgrade and the value of those securities may
      decline.

o     Special Risks of Lower-Grade Securities. The
      Underlying Funds that may invest in below
      investment grade securities ("junk bonds") may
      have greater credit risks than funds that buy
      only investment-grade bonds. Lower-grade debt
      securities may be subject to greater price
      fluctuations and risks of loss of income and
      principal than investment-grade debt
      securities. Securities that are below
      investment grade are exposed to a greater risk
      that the issuer might not meet its debt
      obligations or might default. There may be less
      of a market for lower grade securities, making
      it harder to value them or sell them at an
      acceptable price and possibly exposing an
      Underlying Fund to "price arbitrage" attempts
      as described below. Additionally, these
      securities may be subject to a greater risk of
      default. These risks may reduce an Underlying
      Fund's share price and the income it earns.

Foreign Debt Securities.  Some of the Underlying Funds
may invest in a variety of debt securities issued by
foreign governments and companies, as well as
"supra-national" entities, such as the World Bank.
They can include bonds, debentures, and notes,
including derivative investments called "structured"
notes, described below. The Underlying Fund's foreign
debt investments may be denominated in U.S. dollars
or in foreign currencies and can include "Brady
Bonds." Those are U.S.-dollar denominated debt
securities collateralized by zero-coupon U.S.
Treasury securities. They are typically issued by
emerging market countries and are considered
speculative securities with higher risks of default.
The Underlying Funds will buy foreign currency only
in connection with the purchase and sale of foreign
securities and not for speculation.

U.S. Government Securities. Not all of the U.S.
government securities that certain Underlying Funds
buy are backed by the full faith and credit of the
U.S. government as to the payment of interest and
repayment of principal. Some are backed by the right
of the entity to borrow from the U.S. Treasury.
Others are backed only by the credit of the issuing
governmental entity. All of these different types of
securities, described below, are generally referred
to as "U.S. government securities" in this prospectus.
   U.S. Treasury Obligations. These include Treasury
      bills (which have maturities of one year or
      less when issued), Treasury notes (which have
      maturities of more than one year and up to ten
      years when issued), and Treasury bonds (which
      have maturities of more than ten years when
      issued). All Treasury securities are backed by
      the full faith and credit of the United States
      as to the timely payment of interest and
      repayment of principal. Certain Underlying
      Funds can buy U.S. Treasury securities that
      have been "stripped" of their coupons,
      zero-coupon U.S. Treasury securities as
      described below, and Treasury Inflation
      Protection Securities.

o     Obligations Issued or Guaranteed by U.S.
      Government Agencies or Instrumentalities.
      Certain Underlying Funds can invest in both
      direct obligations and mortgage-related
      securities that have different levels of credit
      support from the U.S. government. Some of these
      securities are supported by the full faith and
      credit of the U.S. government, such as
      Government National Mortgage Association
      ("Ginnie Mae") pass-through mortgage
      certificates. Some are supported by the right
      of the issuer to borrow from the U.S. Treasury
      under certain circumstances, such as Federal
      National Mortgage Association ("Fannie Mae"),
      Federal Home Loan Mortgage Corporation
      ("Freddie Mac") and Federal Home Loan Bank
      obligations. Others are supported only by the
      credit of the entity that issued them.

o     Mortgage-Related U.S. Government Securities.
      Certain Underlying Funds invest a significant
      amount of their assets in mortgage-related U.S.
      government securities. These include interests
      in pools of residential or commercial
      mortgages, in the form of collateralized
      mortgage-backed obligations ("CMOs") and other
      "pass-through" mortgage securities. CMOs have
      collateral to secure payment of interest and
      principal. They may be issued in different
      series with different interest rates and
      maturities. The collateral of U.S. government
      CMOs is either in the form of mortgage
      pass-through certificates issued or guaranteed
      by a U.S. agency or instrumentality or mortgage
      loans insured by a U.S. government agency.

      The prices and yields of CMOs are determined,
      in part, by assumptions about the cash flows
      from the payments on the underlying mortgages.
      Changes in interest rates may cause the rate of
      expected prepayments of those mortgages to
      change. Prepayment risk and extension risk,
      described above, can make the prices of CMOs
      and other mortgage-related securities very
      volatile when interest rates change. That
      volatility may affect an Underlying Fund's
      share price.

o     Forward Rolls. Certain Underlying Funds can
      enter into "forward roll" transactions with
      respect to mortgage-related securities. In this
      type of transaction, the Underlying Fund sells
      a mortgage-related security to a buyer for a
      specific settlement date and simultaneously
      agrees to repurchase a similar security on a
      future settlement date at a set price.

      During the period between the sale settlement
      date and the repurchase settlement date the
      Underlying Funds will not be entitled to
      receive interest and principal payments on the
      securities that have been sold. It is possible
      that the market value of the securities that an
      Underlying Fund has agreed to repurchase may
      decline below the price that the Underlying
      Fund is obligated to pay for the securities, or
      that the counterparty might default in its
      obligation. At any given time, a substantial
      portion of certain Underlying Fund's assets may
      be subject to these risks.

Private-Issuer Securities. Certain Underlying Funds
may invest primarily in debt securities issued by
private issuers that do not offer any credit backing
of the U.S. government. These may include multi-class
debt or pass-through certificates secured by mortgage
loans. They may be issued by banks, savings and
loans, mortgage bankers or special trusts. Certain
Underlying Funds can buy other types of asset-backed
securities collateralized by loans, other assets or
receivables. Private issuer securities are subject to
the credit risks of the issuer. There is the risk
that the issuer may not make timely payment of
interest or repay principal when due, although in
some cases those payment obligations may be supported
by insurance or guarantees. Certain Underlying Funds
limit their investments in private issuer securities
to "investment-grade" securities, which are rated
within the four highest rating categories by Moody's
Investors Service, Inc. or Standard & Poor's Rating
Service and to unrated securities that the Manager
deems comparable to rated securities in those
categories. The Underlying Funds are not
automatically required to dispose of a security if
its rating falls after the Underlying Fund buys it.
However, the Manager will evaluate those securities
to determine whether to keep them in the Underlying
Fund's portfolio.

Participation Interest in Loans. These securities
represent an undivided fractional interest in a loan
obligation of a borrower. They are typically
purchased from banks or dealers that have made the
loan or are members of the loan syndicate. The loans
may be to foreign or U.S. companies. They are subject
to the risk of default by the borrower. If the
borrower fails to pay interest or repay principal, an
Underlying Fund may lose money on its investment. No
Underlying Fund will invest more than 5% of its net
assets in participation interests of any one
borrower.

Asset-Backed Securities. Certain Underlying Funds can
buy asset-backed securities, which are fractional
interests in pools of loans and are collateralized by
the loans, other assets or receivables. They are
typically issued by trusts and special purpose
corporations that pass the income from the underlying
pool to the purchasers. These securities are subject
to the risk of default by the issuer as well as by
the borrowers of the underlying loans in the pool,
and to interest rate and prepayment risks.

"Structured" Notes. Some of the Underlying Funds may
buy "structured" notes, which are specially-designed
to replicate the value of an index (such as a
currency or securities index) or a commodity. The
terms of the instrument may be negotiated, or
"structured," by the purchaser and the borrower
issuing the note.

The values of these notes will fall or rise in
response to the changes in the value of the
underlying security or index. The value of these
notes may be affected by events pertaining to the
credit of the borrower, referred to as
"counter-party" risks. The values of these notes are
also subject to interest rate risks and therefore
some of the Underlying Funds could receive more or
less than they originally invested when a note
matures, or they might receive less interest than the
stated coupon payment if the underlying investment or
index does not perform as anticipated. The prices of
these notes may be very volatile and they may have a
limited trading market, making it difficult for an
Underlying Fund to value them or sell them at an
acceptable price.

Zero-Coupon and "Stripped" Securities. Some of the
debt securities that certain of the Underlying Funds
may buy are zero-coupon bonds that pay no interest
and are issued at a substantial discount from their
face value. They may be issued by the U.S. government
or private issuers. "Stripped" securities are the
separate income or principal components of a debt
security. Some mortgage related securities may be
stripped, with each component having a different
proportion of principal or interest payments. One
class might receive all the interest and the other
all the principal payments. The securities that are
entitled to only the principal payments may be sold
at a substantial discount from the market value of
the initial mortgage related security.

Zero-coupon and stripped securities are particularly
sensitive to changes in interest rates and may be
subject to greater price fluctuations as a result of
interest rate changes than interest-bearing
securities. Some of the Underlying Funds may have to
pay out the imputed income on zero-coupon securities
without receiving the actual cash currently. The
value of interest-only and principal-only securities
mortgage related securities are also very sensitive
to changes in prepayments of the underlying
mortgages. The market for zero-coupon and stripped
securities may be limited, making it difficult for
the Fund to sell its holdings at an acceptable price.

Risks of Non-Diversification.  Three of the
Underlying Funds, Oppenheimer Gold & Special Minerals
Fund, Oppenheimer International Bond Fund and
Oppenheimer Real Estate Fund are "non-diversified"
under the Investment Company Act. Accordingly, these
funds can invest a greater portion of their assets in
the debt securities of a single issuer than
"diversified" funds.  To the extent that these funds
invest a relatively high percentage of their assets
in the securities of a single issuer or a limited
number of issuers, these funds are subject to
additional risk of loss if those securities lose
market value.

Money Market Instruments. To seek current income
while preserving liquidity, the Funds and some of the
Underlying Funds can also invest in "money market
instruments," which are short-term, high-quality,
dollar-denominated money market instruments issued by
the U.S. government, domestic and foreign
corporations and financial institutions, and other
entities. These include U.S. government securities,
high-quality corporate debt securities having a
remaining maturity of one year or less, bankers'
acceptances, commercial paper, certificates of
deposit, repurchase agreements, and other short-term
corporate debt obligations. While money market
instruments generally have lower risks than other
fixed income securities, they may also offer lower
returns.

Investments in Institutional Money Market Fund.  The
Funds and the Underlying Funds also can invest their
free cash balances in the Class E shares of
Oppenheimer Institutional Money Market Fund, to
provide liquidity or for defensive purposes. The
Funds and the Underlying Funds invest in Oppenheimer
Institutional Money Market Fund rather than
purchasing individual short-term investments to try
and seek a higher yield than it could obtain on its
own. Oppenheimer Institutional Money Market Fund is a
registered open-end management investment company,
regulated as a money market fund under the Investment
Company Act, and is part of the Oppenheimer Family of
Funds. It invests in a variety of short-term,
high-quality, dollar-denominated money market
instruments issued by the U.S. Government, domestic
and foreign corporation, other financial
institutions, and other entities. Those investments
may be available to the Fund directly. At the time of
an investment, the Funds and the Underlying Funds
cannot predict what the yield of the Oppenheimer
Institutional Money Market Fund will be because of
the wide variety of instruments that fund holds in
its portfolio. The return that would have been
derived from other types of investments that would
provide liquidity. As shareholders, the Funds and the
Underlying Funds will be subject to their
proportional share of the Oppenheimer Institutional
Money Market Fund's Class E expenses, including its
advisory fee. However, the Manager will waive a
portion of the Funds' and the Underlying Funds'
advisory fee to the extent of their share of the
Oppenheimer Institutional Money Market Fund's
advisory fee.

DERIVATIVE INVESTMENTS. Some of the Underlying Funds
may use derivatives to seek increased returns or to
try to hedge investment and interest rate risks.
Oppenheimer International Growth Fund can invest up
to 25% of its net assets in derivatives. Other
Underlying Funds have no stated limit on derivative
investments, but will comply with all applicable laws
and regulations. There is no target range of for
indirect investment in derivatives at the Fund level.

In general terms, a derivative investment is one
whose value depends on (or is derived from) the value
of an underlying asset, interest rate, index,
commodity or currency. Options, futures, interest
rate swaps, structured notes, mortgage-related
securities and forward contracts are examples of
derivatives that some of the Underlying Funds could
use.

If the issuer of the derivative does not pay the
amount due, an Underlying Fund may lose money on the
investment. Also, the underlying security or
investment on which the derivative is based, and the
derivative itself, might not perform the way the
Manager expected it to perform. If that happens, an
Underlying Fund's share price could fall and it may
realize less income than expected. Some derivatives
may be illiquid, making it difficult to value them or
sell them at an acceptable price. Using derivatives
can increase the volatility of an Underlying Fund's
share price.

Futures and Options. Certain Underlying Funds use
futures contracts and put and call options to attempt
to increase investment return, and to manage exposure
to changing interest rates, commodity prices,
securities prices, and other economic variables.
Futures and options may be considered derivative
investments.

Certain Underlying Funds can purchase and sell
commodity futures contracts, forward contracts,
options on futures contracts and options and futures
on commodity indices. Certain Underlying Funds can
also buy and sell other types of futures contracts
and options relating to them.

Buying and Selling Put and Call Options. A call
option gives the buyer the right, but not the
obligation, to purchase an underlying asset at a
specified price. A put option gives the buyer the
right, but not the obligation, to sell an underlying
asset at a specified price. Selling a put or a call
option obligates the seller to respectively buy or
sell an underlying asset at a specified price if the
option is exercised. Certain Underlying Funds may buy
and sell exchange-traded and over-the-counter options.

Certain Underlying Funds may sell ("write") calls if
they are "covered." That means the Underlying Fund
already owns the securities that are subject to the
call. For other calls, an Underlying Fund must
segregate liquid assets to cover its potential
obligation under the call. For certain Underlying
Funds, there is no limit on the amount of its total
assets that may be subject to "covered" calls.
Certain Underlying Funds may also sell puts. In doing
so, an Underlying Fund must segregate liquid assets
to cover its obligations under the put. No more than
50% of any Underlying Fund's total assets may be
subject to puts that it sells.

Futures Contracts. A commodity futures contract
obligates the seller to deliver at a specified date a
specified quantity of a commodity at a specified
price. In practice, only a very small percentage of
all futures contracts result in actual delivery of
the underlying commodity. At the maturity of a
futures contract, an Underlying Fund may either
accept or make delivery of the asset specified in the
contract, or at or prior to maturity enter into a
closing transaction involving the purchase or sale of
an offsetting contract. Closing transactions with
respect to futures contracts are effected on a
commodities exchange; a clearing corporation
associated with the exchange assumes responsibility
for closing out such contracts.

Forward Contracts. Certain Underlying Funds may
invest in forward contracts to buy or sell foreign
currency for future delivery at a fixed price. An
Underlying Fund may use them to try to
"lock in" the U.S. dollar price of a security
denominated in a foreign currency that the Underlying
Fund has purchased or sold, or to protect against
possible losses from changes in the relative value of
the U.S. dollar and a foreign currency. Certain
Underlying Funds may also use "cross hedging," a
technique that seeks to hedge against changes in
currencies other than the currency in which a
security is denominated. The use of forward contracts
may reduce the gain on an investment that would
otherwise result from a change in the relationship
between the U.S. dollar and the foreign currency in
which the investment is denominated or may not fully
offset a loss resulting from the change in the
relative value.

Swap Transactions. Swap transactions are privately
negotiated agreements between an Underlying Fund and
a counterparty to exchange or swap investment cash
flows or assets at specified intervals in the future.
The obligations may extend beyond one year.

There is no central exchange or market for swap
transactions and therefore they are less liquid
investments than exchange-traded instruments. If an
Underlying Fund were to sell a swap it owned to a
third party, the Underlying Fund would still remain
primarily liable on the obligations underlying the
swap contract. Additionally, the Underlying Fund
would bear the risk that the counterparty might
default under a swap agreement.

Certain Underlying Funds may enter into credit
default swaps, both (i) directly and (ii) indirectly
in the form of a swap embedded within a structured
security to protect against the risk that a debt
security will default. An Underlying Fund pays a fee
to enter into the trade and receives a fixed payment
during the life of the swap. If there is a credit
event (for example, the security fails to timely pay
interest or principal), the Underlying Fund either
delivers the defaulted bond (if the Underlying Fund
has taken the short position in the credit default
swap, also known as "buying credit protection") or
pays the par amount of the defaulted bond (if the
Underlying Fund had taken the long position in the
credit default swap, also know as "selling credit
protection"). Risks of credit default swaps include
the cost of paying for credit protection if there are
no credit events, and adverse pricing when purchasing
bonds to satisfy its delivery obligation where the
Underlying Fund took a short position in the swap and
there has been a credit event.

Certain Underlying Funds can engage in total return
swaps. A total return swap gives an Underlying Fund
the right to receive the appreciation in value of an
asset in return for paying a fee to the counterparty.
The fee paid by the Underlying Fund will typically be
determined by multiplying the face value of the swap
agreement by an agreed-upon interest rate. If the
asset declines in value over the term of the swap,
the Underlying Fund would also be required to pay the
dollar value of the that decline to the counterparty.

The applicable Underlying Funds intend to invest in
swap transactions only if they are excluded from
regulation by the Commodity Futures Trading
Commission under the Commodity Exchange Act and the
rules thereunder.

Commodity-Linked "Structured" Hybrid Securities. One
of the Underlying Funds, Oppenheimer Commodity
Strategy Total Return Fund, invests in
commodity-linked "structured" securities to gain
exposure to commodities markets. Structured
securities are hybrid instruments typically issued by
banks, brokerage firms, insurance companies and other
corporations. They are considered "hybrid"
instruments because they have both commodity-like and
security-like characteristics. In general, hybrid
instruments have characteristics of debt securities
and either commodity futures contracts or commodity
options contracts, or a combination of both.
Structured hybrid instruments are derivatives because
at least part of their value is derived from the
value of the underlying commodity, commodity index or
other economic variable. The value of a hybrid
instrument typically is based on the price movements
of a physical commodity (such as heating oil,
livestock, or agricultural products), a commodity
futures contract, a commodity index, or some other
readily measurable variable that reflects changes in
the value of particular commodities or the
commodities markets. The securities are referred to
as "structured" securities because the purchaser can
negotiate with the issuer to obtain specific terms
and features that are tailored to the purchaser's
investment needs.

Because the performance of structured hybrid
instruments is linked to the performance of an
underlying commodity, commodity index or other
economic variable, those investments are subject to
"market risks" with respect to the movements of the
commodity markets and may be subject to certain other
risks that do not affect traditional equity and debt
securities. If the interest payment on a hybrid
instrument is linked to the value of a particular
commodity, commodity index or other economic variable
and the underlying investment loses value, the
purchaser might not receive the anticipated interest
on its investment. If the amount of principal to be
repaid on a structured hybrid instrument is linked to
the value of a particular commodity, commodity index
or other economic variable, the purchaser might not
receive all of the principal at maturity of the
investment.

The value of the structured hybrid instruments the
Oppenheimer Commodity Strategy Total Return Fund buys
may fluctuate significantly because the values of the
underlying investments to which they are linked are
themselves extremely volatile. The risk of loss
associated with a particular instrument may be
significantly higher than 50% of the value of the
investment at any time. Additionally, the particular
terms of a structured hybrid instrument may create
economic leverage by requiring payments that are a
multiple of the price increase or decrease of the
underlying commodity, commodity index, or other
economic variable. Economic leverage may increase the
volatility of the structured hybrid instruments
because they would increase or decrease in value more
quickly than the underlying commodity, commodity
index or other economic variable. A liquid secondary
market may not exist for the structured hybrid
instruments the Oppenheimer Commodity Strategy Total
Return Fund buys, which may make it difficult for the
fund to sell them at an acceptable price or to
accurately value them.

RISKS OF LEVERAGE. Certain derivatives that some
Underlying Funds may buy involve a degree of
leverage.  Economic leverage occurs when an investor
has the right to a return on an investment that
exceeds the return that the investor would be
expected to receive based on the amount contributed
to the investment. Economically leveraged investments
can increase the gain or the loss associated with
changes in the value of an underlying economic
variable. Underlying Funds have limits on the
leverage ratio of each investment they can buy as
well as on their overall portfolio.

Repurchase Agreements. Certain Underlying Funds can
enter into repurchase agreements for investment
purposes. They also may be used for cash management
purposes or in swap transactions for liquidity. In a
repurchase transaction, an Underlying Fund buys a
security and simultaneously sells it to the seller
for delivery at a future date. Repurchase agreements
must be fully collateralized. However, if the seller
fails to pay the resale price on the delivery date,
the Underlying Fund may incur costs in disposing of
the collateral and may experience losses if there is
any delay in its ability to do so. If the default on
the part of the seller is due to its bankruptcy, the
Underlying Fund's ability to liquidate the collateral
may be delayed or limited.

Investments By "Funds of Funds." Class Y shares of
certain Underlying Funds may also be offered as an
investment to other Oppenheimer funds that act as
"funds of funds." The boards of directors or trustees
of those Underlying Funds have approved making each
Underlying Fund's shares available as an investment
to the Funds and to such other funds of funds, which
may invest significant portions of their assets in
shares of the Underlying Funds, as described in their
respective prospectuses. The Funds and other funds of
funds, individually and/or collectively, may own
significant amounts of those Underlying Fund's shares
from time to time. Funds of funds typically use asset
allocation strategies under which they may increase
or reduce the amount of their investment in the
Underlying Fund frequently, which may occur on a
daily basis under volatile market conditions.
Depending on a number of factors, such as the flows
of cash into and from an Underlying Fund as a result
of the activity of other investors and the Underlying
Fund's then-current liquidity, those purchases and
redemptions of an Underlying Fund's shares by the
Funds and/or such other funds of funds could require
the Underlying Fund to purchase or sell portfolio
securities, increasing its transaction costs and
possibly reduce its performance, if the size of those
purchases and redemptions were significant relative
to the size of the Underlying Fund.

Industry and Sector Focus. At times, some of the
Underlying Funds may increase the relative emphasis
of their investments in a particular industry, group
of industries or sector. Stocks of issuers in a
particular industry or sector might be affected by
changes in economic conditions or by changes in
government regulations, availability of basic
resources or supplies, or other events that affect
that industry or sector more than others. If an
Underlying Fund has a greater emphasis on investments
in a particular industry or sector, its share value
may fluctuate in response to events affecting that
industry or sector to a greater extent than the
shares value of funds without such an emphasis.

OTHER INVESTMENT STRATEGIES. To seek their
objectives, the Underlying Funds may also use certain
of the investment techniques and strategies described
below. The Manager of an Underlying Fund might not
always use all of the strategies described below.
These investments and techniques have their own
risks, although some are designed to help reduce
overall investment or market risks.

Illiquid and Restricted Securities. Investments of an
Underlying Fund may be illiquid if they do not have
an active trading market, making it difficult to
value them or sell them promptly at an acceptable
price. Restricted securities may have terms that
limit their resale to other investors or may require
registration under applicable securities laws before
they may be sold publicly. Of the Underlying Funds
that can invest in illiquid or restricted securities,
none of them will invest more than 15% of net assets
in such securities. Certain restricted securities
that are eligible for resale to qualified
institutional purchasers may not be subject to that
limit. The Manager monitors Underlying Funds'
holdings of illiquid securities on an ongoing basis
to determine whether to sell any holdings to maintain
adequate liquidity.

Loans of Portfolio Securities.  Some of the
Underlying Funds have entered into a Securities
Lending Agreement with JPMorgan Chase. Under that
agreement, securities in the portfolio of an
Underlying Fund may be loaned to brokers, dealers and
other financial institutions. The Securities Lending
Agreement provides that loans must be adequately
collateralized and may be made only in conformity
with the Underlying Fund's Securities Lending
Guidelines, adopted by its board of directors or
trustees. The value of the securities loaned may not
exceed 25% of the value of the Underlying Fund's net
assets.

Purchases & Sales by Other Funds.  An Underlying Fund
may have investment policies similar to those of
another Underlying Fund and/or other funds advised by
the Manager. If one of those other funds purchases or
sells a particular security at the same time that the
Underlying Fund is purchasing or selling it, such
purchases or sales could affect the supply or price
of the security. The simultaneous purchase of a
security by one Underlying Fund and its sale by
another Underlying Fund could also increase the
trading costs borne indirectly by the Funds.

Additional information about each Underlying Fund is
contained in its prospectus and Statement of
Additional Information. To obtain a prospectus or
Statement of Additional Information of any of the
Underlying Funds, simply call the toll-free number on
the back cover of this prospectus. Those documents
and other information about the Underlying Funds may
also be viewed or downloaded on the Manager's website
at www.oppenheimerfunds.com.

Measurement of Investment Restrictions.  Investment
restrictions, such as a required minimum or maximum
investment in a particular type of security, are
measured at the time each Fund or Underlying Fund
purchases a security. The status, market value,
maturity, credit quality, or other characteristics of
each Fund's or Underlying Fund's securities may
change after they are purchased, and this may cause
the amount of each Fund's or Underlying Fund's assets
invested in such securities to exceed the stated
maximum restriction or fall below the stated minimum
restriction. If this occurs, it would not be
considered a violation of the investment restriction.

Temporary Defensive and Interim Investments. For
temporary defensive purposes in times of adverse or
unstable market, economic or political conditions,
the Funds and certain of the Underlying Funds may
invest up to 100% of their assets in investments that
may be inconsistent with the Fund's or the Underlying
Fund's principal investment strategies. Generally the
Funds or the Underlying Funds would invest in shares
of Oppenheimer Money Market Fund or in types of money
market instruments described above or in short-term
U.S. government securities. The Funds or an
Underlying Fund might also hold these types of
securities as interim investments pending the
investment of proceeds from the sale of Fund shares
of the sale of Fund portfolio securities or to meet
anticipated redemption of Fund shares. To the extent
that the Funds or an Underlying Fund invests in these
securities, it might not achieve its investment
objective.

Portfolio Turnover.  A change in the securities held
by a Fund is known as "portfolio turnover."  A Fund
or an Underlying Fund may engage in active and
frequent trading to try to achieve its objectives,
and may have a high portfolio turnover rate (for
example, over 100%).  If a Fund or Underlying Fund
realizes capital gains when it sells investments, it
must generally pay those gains out to shareholders,
increasing their taxable distributions.  Increased
portfolio turnover creates higher brokerage and
transaction costs for a Fund (and may reduce
performance).  However, most of the Fund's portfolio
transactions should involve trades in the Underlying
Funds that do not entail brokerage commissions.

PORTFOLIO HOLDINGS.  The Funds' holdings are included
in semi-annual and annual reports that are
distributed to shareholders of each Fund within 60
days after the close of the period for which such
report is being made.  Each Fund also discloses its
portfolio holdings in its Statement of Investments on
Form N-Q, which is filed with the Securities and
Exchange Commission no later than 60 days after the
close of the first and third fiscal quarters. These
additional quarterly filings are publicly available
at the Securities and Exchange Commission. Therefore,
portfolio holdings of each Fund are made publicly
available no later than 60 days after the close of
the Fund's fiscal quarter.

A description  of the Trust's  policies and procedures
with  respect  to  the   disclosure   of  each  Fund's
securities  is  available  in the Fund's  Statement of
Additional Information.

 How the Funds are Managed

THE MANAGER. The Manager chooses each Fund's
investments and handles its day-to-day business. The
Manager carries out its duties, subject to the
policies established by the Trust's Board of
Trustees, under an investment advisory agreement that
states the Manager's responsibilities with respect to
each Fund.  The advisory agreement also describes the
expenses that each Fund is responsible for paying to
conduct its business.

      The Manager has been an investment adviser
since January 1960. The Manager and its subsidiaries
and controlled affiliates managed more than $245
billion in assets as of March 31, 2007, including
other Oppenheimer funds, with more than 6 million
shareholder accounts.  The Manager is located at Two
World Financial Center, 225 Liberty Street, 11th
Floor, New York, New York 10281-1008.

Advisory Fees.  Under the investment advisory
      agreement, the Manager will not charge a
      management fee to the Funds, however, the
      Manager will collect indirect management fees
      through investments in the Underlying Funds.
      The weighted indirect management fees collected
      from the Underlying Funds, as a percent of
      average daily net assets of the Funds are as
      follows:

                                 Class A  Class B    Class C      Class N  Class Y
      Conservative Investor Fund 0.54%    0.54%      0.54%        0.54%    0.54%
      Moderate Investor Fund     0.56%    0.56%      0.56%        0.56%    0.56%
      Equity Investor Fund       0.58%    0.58%      0.58%        0.58%    0.58%
      Active Allocation Fund     0.58%    0.58%      0.58%        0.58%    0.58%

      In  addition,  the Manager will collect an asset
      allocation  fee of 0.10% of  average  annual net
      assets from Active Allocation Fund.

      The Manager has voluntarily agreed to a total
      expense limitation on the aggregate amount of
      combined direct (Fund level) and indirect
      (Underlying Fund level) expenses, as follows:

                                 Class A  Class B    Class C   Class N  Class Y
      Conservative Investor Fund 1.25     2.00      2.00      1.50     1.00
      Moderate Investor Fund     1.30     2.05      2.05      1.55     1.05
      Equity Investor Fund       1.45     2.20      2.20      1.70     1.20
      Active Allocation Fund     1.45     2.20      2.20      1.70     1.20

      The limitation will be applied after giving
      effect to any reimbursements by the Distributor
      of 12b-1 fees paid by by a Fund with respect to
      Class A shares of any Underlying Funds that
      does not offer Class y shares.

A discussion regarding the basis for the Board of
Trustees' approval of the Trust's investment advisory
contract is available in each Fund's Annual Report to
shareholders for the year ended January 31, 2007.

      Portfolio Managers. The Funds are managed by a
team of investment professionals including Rudi W.
Schadt, Jerry Webman, Kurt Wolfgruber, Christopher
Leavy and Caleb Wong (for Active Allocation Fund
only), all of whom are Vice Presidents of the Fund.
Messrs. Schadt, Webman, Wolfgruber and Wong have been
members of the portfolio management team and the
Manager's Asset Allocation Committee since each
Fund's inception.

      Mr. Schadt is a Vice President, Director of
Research in Product Design and Risk Management of the
Manager and an officer of three portfolios in the
OppenheimerFunds complex.  Prior to joining the
Manager in February 2002 he was a Director and Senior
Quantitative Analyst from 2000 through 2001 at UBS
Asset Management prior to which he was an Associate
Director and Senior Researcher and Portfolio Manager
from June 1997 at State Street Global Advisors.

      Dr. Webman has been Chief Economist of the
Manager since 2006; Senior Investment Officer and
Director of the Manager's Fixed Income Investments
since 1999, a Senior Vice President of the Manager
since February 1996 and a Senior Investment Officer
and Director of the Manager's Fixed Income
Investments since 1997 and Senior Vice President of
HarbourView Asset Management Corporation since May
1999.  Dr. Webman is a portfolio manager and officer
of four other portfolios in the OppenheimerFunds
complex.

      Mr. Wolfgruber has been an Executive Vice
President of the Manager since March 2003 and Chief
Investment Officer and Director of the Manager since
July 2003.  He has been Director of HarbourView Asset
Management Corporation and of OFI Institutional Asset
Management, Inc. since June 2003 and of Tremont
Capital Management, Inc. since October 2001.  He is
also an officer of four other portfolios in the
OppenheimerFunds complex.

      Mr. Wong has been a Vice President of the
Manager since June 1999 and has worked in
fixed-income quantitative research and risk
management for the Manager since July 1996.  He was
Assistant Vice President of the Manager from January
1997 through June 1999. He is an officer of one other
portfolio in the OppenheimerFunds complex.

      Mr. Leavy has been Director of Equities since
January 2007. He has been a Senior Vice President of
the Manager since September 2000 and portfolio
manager and a Vice President of the Fund since
October 2000. He was Head of the Value Equity
Investment Team of the Manager until February 2007.
Before joining the Manager, Mr. Leavy was a vice
president and portfolio manager at Miller Anderson
Sherrard and served as portfolio manager and equity
analyst at Crestar Asset Management. Mr. Leavy is a
portfolio manager and officer of other portfolios in
the OppenheimerFunds complex.

      The Statement of Additional Information
provides additional information about the portfolio
managers' compensation, other accounts they manage
and their ownership of Fund shares.

      Information  on the  portfolio  managers  of the
Underlying   Funds  is  available  in  the   Portfolio
Manager  section  of  the  respective  prospectus  and
Statement   of   Additional    Information   of   each
Underlying Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

You can buy shares several ways, as described below.
The Funds' Distributor, OppenheimerFunds Distributor,
Inc., may appoint servicing agents to accept purchase
(and redemption) orders. The Distributor, in its sole
discretion, may reject any purchase order for the
Fund's shares.

Buying Shares Through Your Dealer. You can buy shares
      through any dealer, broker or financial
      institution that has a sales agreement with the
      Distributor. Your dealer will place your order
      with the Distributor on your behalf.  A broker
      or dealer may charge for that service. Your
      account information will be shared with the
      dealer you designate as the dealer of record
      for the account.
Buying Shares Through the Distributor. Complete an
      OppenheimerFunds new account application and
      return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to
      P.O. Box 5270, Denver, Colorado 80217. If you
      do not list a dealer on the application, Class
      A shares are your only purchase option. The
      Distributor will act as your agent in buying
      Class A shares. However, we recommend that you
      discuss your investment with a financial
      adviser before you make a purchase to be sure
      that a Fund is appropriate for you. Class B,
      Class C or Class N shares may not be purchased
      by a new investor directly from the Distributor
      without the investor designating another
      registered broker-dealer. If a current investor
      no longer has another broker-dealer of record
      for an existing Class B, Class C or Class N
      account, the Distributor is automatically
      designated as the broker-dealer of record, but
      solely for the purpose of acting as the
      investor's agent to purchase the shares.
o     Paying by Federal Funds Wire. Shares purchased
      through the Distributor may be paid for by
      Federal Funds wire. The minimum wire purchase
      is $2,500. Before sending a wire, call the
      Distributor's Wire Department at 1.800.225.5677
      to notify the Distributor of the wire and to
      receive further instructions.

o     Buying Shares Through OppenheimerFunds
      AccountLink. With AccountLink, you pay for
      shares by electronic funds transfers from your
      bank account. Shares are purchased for your
      account by a transfer of money from your bank
      account through the Automated Clearing House
      (ACH) system. You can provide those
      instructions automatically, under an Asset
      Builder Plan, described below, or by telephone
      instructions using OppenheimerFunds PhoneLink,
      also described below. Please refer to
      "AccountLink," below for more details.

o     Buying Shares Through Asset Builder Plans. You
      may purchase shares of a Fund automatically
      each month from your account at a bank or other
      financial institution under an Asset Builder
      Plan with AccountLink. Details are in the Asset
      Builder application and the Statement of
      Additional Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most
cases, you can buy Fund shares with a minimum initial
investment of $1,000 and make additional investments
at any time with as little as $50. There are reduced
minimums available under the following special
investment plans:

o     If you establish one of the many types of
      retirement plan accounts that OppenheimerFunds
      offers, more fully described below under
      "Special Investor Services," you can start your
      account with as little as $500.

o     By using an Asset Builder Plan or Automatic
      Exchange Plan (details are in the Statement of
      Additional Information), or government
      allotment plan, you can make an initial
      investment for as little as $500. The minimum
      subsequent investment is $50, except that for
      any account established under one of these
      plans prior to November 1, 2002, the minimum
      additional investment will remain $25.
o     A minimum initial investment of $250 applies to
      certain fee based programs that have an
      agreement with the Distributor. The minimum
      subsequent investment for those programs is
      $50.
o     The minimum investment requirement does not
      apply to reinvesting dividends from a Fund or
      other Oppenheimer funds (a list of them appears
      in the Statement of Additional Information, or
      you can ask your dealer or call the Transfer
      Agent), or reinvesting distributions from unit
      investment trusts that have made arrangements
      with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at
their offering price which is the net asset value per
share plus any initial sales charge that applies. The
offering price that applies to a purchase order is
based on the next calculation of the net asset value
per share that is made after the Distributor receives
the purchase order at its offices in Colorado, or
after any agent appointed by the Distributor receives
the order. Your financial adviser can provide you
with more information regarding the time you must
submit your purchase order and whether the adviser is
and authorized agent for the receipt of purchase
orders.

Net Asset Value.  Each Fund calculates the net asset
      value of each class of shares based upon the
      net asset value of the applicable Underlying
      Funds' as of the close of the NYSE, on each day
      the NYSE is open for trading (referred to in
      this prospectus as a "regular business day").
      The NYSE normally closes at 4:00 p.m., Eastern
      time, but may close earlier on some days. All
      references to time in this prospectus mean
      "Eastern time."

      For each Underlying Fund, the net asset value
      per share for a class of shares on a "regular
      business day" is determined by dividing the
      value of the Underlying Fund's net assets
      attributable to that class by the number of
      shares of that class outstanding on that day.
      To determine net asset values, the Underlying
      Fund assets are valued primarily on the basis
      of current market quotations.  If market
      quotations are not readily available or do not
      accurately reflect fair value for a security
      (in the Manager's judgment) or if a security's
      value has been materially affected by events
      occurring after the close of the NYSE or market
      on which the security is principally traded,
      that security may be valued by another method
      that the Underlying Fund's Board of
      Trustees/Directors believes accurately reflects
      the fair value. Because some foreign securities
      trade in markets and on exchanges that operate
      on weekends and U.S. holidays, the values of
      some of the Underlying Fund's foreign
      investments may change on days when investors
      cannot buy or redeem Underlying Fund shares.

      The Boards of Trustees/Directors have adopted
      valuation procedures for the Underlying Funds
      and have delegated the day-to-day
      responsibility for fair value determinations to
      the Manager's Valuation Committee.  Fair value
      determinations by the Manager are subject to
      review, approval and ratification by the
      applicable Board at its next scheduled meeting
      after the fair valuations are determined.  In
      determining whether current market prices are
      readily available and reliable, the Manager
      monitors the information it receives in the
      ordinary course of its investment management
      responsibilities for significant events that it
      believes in good faith will affect the market
      prices of the securities of issuers held by the
      Underlying Fund.  Those may include events
      affecting specific issuers (for example, a halt
      in trading of the securities of an issuer on an
      exchange during the trading day) or events
      affecting securities markets (for example, a
      foreign securities market closes early because
      of a natural disaster). The Underlying Funds
      use fair value pricing procedures to reflect
      what the Manager and the Board believe to be
      more accurate values for the Underlying Funds'
      portfolio securities, although they may not
      always be able to accurately determine such
      values. In addition, the discussion of
      "time-zone arbitrage" describes effects that
      the Underlying Funds' fair value pricing policy
      is intended to counteract.

      If, after the close of the principal market on
      which a security held by an Underlying Fund is
      traded and before the time as of which the
      Underlying Fund's net asset values are
      calculated that day, a significant event occurs
      that the Manager learns of and believes in the
      exercise of its judgment will cause a material
      change in the value of that security from the
      closing price of the security on the principal
      market on which it is traded, the Manager will
      use its best judgment to determine a fair value
      for that security.

      The Manager believes that foreign securities
      values may be affected by volatility that
      occurs in U.S. markets on a trading day after
      the close of foreign securities markets.  The
      Manager's fair valuation procedures therefore
      include a procedure whereby foreign securities
      prices may be "fair valued" to take those
      factors into account.

The Offering Price. To receive the offering price for
      a particular day, the Distributor or its
      designated agent must receive your order, in
      proper form as described in this prospectus, by
      the time the NYSE closes that day. If your
      order is received on a day when the NYSE is
      closed or after it has closed, the order will
      receive the next offering price that is
      determined after your order is received.

Buying Through a Dealer. If you buy shares through a
      dealer, your dealer must receive the order by
      the close of the NYSE for you to receive that
      day's offering price. If your order is received
      on a day when the NYSE is closed or after it is
      closed, the order will receive the next
      offering price that is determined.

------------------------------------------------------
WHAT CLASSES OF SHARES DO THE FUNDS  OFFER?  The Funds
offer investors five different classes of shares.  The
different  classes of shares represent  investments in
the same portfolio of securities,  but the classes are
subject to  different  expenses  and will  likely have
different share prices.  When you buy shares,  be sure
to specify  the class of shares.  If you do not choose
a  class,  your  investment  will be  made in  Class A
shares.

------------------------------------------------------

------------------------------------------------------
Class A Shares. If you buy Class A shares,  you pay an
      initial  sales charge (on  investments  up to $1
      million for regular  accounts or lesser  amounts
      for  certain  retirement  plans).  The amount of
      that sales  charge  will vary  depending  on the
      amount you invest.  The sales  charge  rates are
      listed  in "How  Can You  Buy  Class A  Shares?"
      below.
------------------------------------------------------
Class B Shares. If you buy Class B shares,  you pay no
      sales  charge at the time of  purchase,  but you
      will pay an annual  asset-based sales charge. If
      you sell  your  shares  within 6 years of buying
      them,   you  will   normally  pay  a  contingent
      deferred sales charge.  That contingent deferred
      sales  charge  varies  depending on how long you
      own your  shares,  as  described in "How Can You
      Buy Class B Shares?" below.
Class C Shares. If you buy Class C shares,  you pay no
      sales  charge at the time of  purchase,  but you
      will pay an annual  asset-based sales charge. If
      you sell your shares  within 12 months of buying
      them,   you  will   normally  pay  a  contingent
      deferred  sales charge of 1.0%,  as described in
      "How Can You Buy Class C Shares?" below.
Class N Shares.  If you buy Class N shares  (available
      only through certain  retirement plans), you pay
      no sales  charge  at the time of  purchase,  but
      you  will  pay  an  annual   asset-based   sales
      charge.  If  you  sell  your  shares  within  18
      months of the  retirement  plan's first purchase
      of  Class N  shares,  you  may pay a  contingent
      deferred  sales charge of 1.0%,  as described in
      "How Can You Buy Class N Shares?" below.
Class Y Shares.  Class Y shares  are  offered  only to
      certain  institutional  investors  that  have  a
      special agreement with the Distributor.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you
decide that a particular Fund is an appropriate
investment for you, the decision as to which class of
shares is best suited to your needs depends on a
number of factors that you should discuss with your
financial adviser. Some factors to consider are how
much you plan to invest and how long you plan to hold
your investment. If your goals and objectives change
over time and you plan to purchase additional shares,
you should re-evaluate those factors to see if you
should consider another class of shares. Each Fund's
operating costs that apply to a class of shares and
the effect of the different types of sales charges on
your investment will vary your investment results
over time.

     The  discussion  below  is  not  intended  to  be  investment  advice  or a recommendation,  because each investor's financial considerations are different.
The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course,  these examples are based on  approximations  of the effects of current  sales  charges and expenses projected over time, and do not detail all of the  considerations in selecting a class of shares.  You should analyze your options  carefully with your financial adviser before making that choice.

How Long Do You Expect to Hold Your Investment? While
      future financial needs cannot be predicted with
      certainty, knowing how long you expect to hold
      your investment will assist you in selecting
      the appropriate class of shares. Because of the
      effect of class-based expenses, your choice
      will also depend on how much you plan to
      invest. For example, the reduced sales charges
      available for larger purchases of Class A
      shares may, over time, offset the effect of
      paying an initial sales charge on your
      investment, compared to the effect over time of
      higher class-based expenses on shares of Class
      B, Class C or Class N. For retirement plans
      that qualify to purchase Class N shares, Class
      N shares will generally be more advantageous
      than Class B and Class C shares.

   o  Investing for the Shorter Term. While the Funds
      are meant to be long-term investments, if you
      have a relatively short-term investment horizon
      (that is, you plan to hold your shares for not
      more than six years), you should most likely
      invest in Class A or Class C shares rather than
      Class B shares. That is because of the effect
      of the Class B contingent deferred sales charge
      if you redeem within six years, as well as the
      effect of the Class B asset-based sales charge
      on the investment return for that class in the
      short-term. Class C shares might be the
      appropriate choice (especially for investments
      of less than $100,000), because there is no
      initial sales charge on Class C shares, and the
      contingent deferred sales charge does not apply
      to amounts you sell after holding them one year

      However, if you plan to invest more than
      $100,000 for the shorter term, then as your
      investment horizon increases toward six years,
      Class C shares might not be as advantageous as
      Class A shares. That is because the annual
      asset-based sales charge on Class C shares will
      have a greater impact on your account over the
      longer term than the reduced front-end sales
      charge available for larger purchases of Class
      A shares.

      If you invest $1 million or more, in most cases
      Class A shares will be the most advantageous
      choice, no matter how long you intend to hold
      your shares. For that reason, the Distributor
      normally will not accept purchase orders of
      more than $100,000 of Class B shares or $1
      million or more of Class C shares from a single
      investor. Dealers or other financial
      intermediaries purchasing shares for their
      customers in omnibus accounts are responsible
      for compliance with those limits.

o     Investing for the Longer Term. If you are
      investing less than $100,000 for the
      longer-term, for example for retirement, and do
      not expect to need access to your money for
      seven years or more, Class B shares may be
      appropriate.

Are There Differences in Account Features That Matter
      to You? Some account features may not be
      available to Class B, Class C and Class N
      shareholders. Other features may not be
      advisable (because of the effect of the
      contingent deferred sales charge) for Class B,
      Class C and Class N shareholders. Therefore,
      you should carefully review how you plan to use
      your investment account before deciding which
      class of shares to buy.

      Additionally, the dividends payable to Class B,
      Class C and Class N shareholders will be
      reduced by the additional expenses borne by
      those classes that are not borne by Class A or
      Class Y shares, such as the Class B, Class C
      and Class N asset-based sales charge described
      below and in the Statement of Additional
      Information.

How Do Share Classes Affect Payments to Your Broker?
      A financial adviser may receive different
      compensation for selling one class of shares
      than for selling another class. It is important
      to remember that Class B, Class C and Class N
      contingent deferred sales charges and
      asset-based sales charges have the same purpose
      as the front-end sales charge on sales of Class
      A shares: to compensate the Distributor for
      concessions and expenses it pays to dealers and
      financial institutions for selling shares. The
      Distributor may pay additional compensation
      from its own resources to securities dealers or
      financial institutions based upon the value of
      shares of each Fund held by the dealer or
      financial institution for its own account or
      for its customers.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are
sold at their offering price, which is normally net
asset value plus an initial sales charge. However, in
some cases, described below, purchases are not
subject to an initial sales charge, and the offering
price will be the net asset value. In other cases,
reduced sales charges may be available, as described
below or in the Statement of Additional Information.
Out of the amount you invest, a Fund receives the net
asset value to invest for your account.

      The sales charge varies depending on the amount
of your purchase. A portion of the sales charge may
be retained by the Distributor or allocated to your
dealer as a concession. The Distributor reserves the
right to reallow the entire concession to dealers.
The current sales charge rates and concessions paid
to dealers and brokers are as follows:

                                Front-end Sales         Front-End Sales
                                Charge As a             Charge as a             Concession As
                                Percentage of           Percentage of Net       Percentage of
Amount of Purchase              Offering Price          Amount Invested         Offering Price
---------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------
 Less than $25,000                5.75%                  6.10%                   4.75%
 -------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------
 $25,000  or more but  less  than 5.50%                  5.82%                   4.75%
 $50,000
 -------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------
 $50,000  or more but  less  than 4.75%                  4.99%                   4.00%
 $100,000
 -------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------
 $100,000  or more but less  than 3.75%                  3.90%                   3.00%
 $250,000
 -------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------
 $250,000  or more but less  than 2.50%                  2.56%                   2.00%
 $500,000
 -------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------
 $500,000  or more but less  than 2.00%                  2.04%                   1.60%
 $1 million
 -------------------------------------------------------------------------------------------------------
  Due to rounding,  the actual sales charge for a particular  transaction  may be higher or lower than the rates listed above.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix C to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Funds by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

Can You Reduce Class A Sales Charges?  You and your spouse may be eligible to buy Class A shares of the Funds at reduced sales charge rates set forth in the table above under the Funds "Right of Accumulation" or a "Letter of Intent." The
Funds reserve the right to modify or to cease offering these programs at any time.
o     Right of Accumulation.  To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the table above), you can add the value of any Class A, Class
         B or Class C shares of the Funds or other Oppenheimer funds that you or your spouse currently own, or are currently purchasing, to the value of your Class A share purchase. Your Class A shares of Oppenheimer Money
         Market Fund, Inc. or Oppenheimer Cash Reserves on which you have not paid a sales charge will not be counted for this purpose. In totaling your holdings, you may count shares held in your individual accounts
         (including IRAs and 403(b) plans), your joint accounts with your spouse, or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors. A fiduciary can count all shares purchased for a trust, estate or other fiduciary account that has multiple accounts (including employee benefit plans for the same employer).  If you are buying shares directly from the Funds, you must inform the Distributor of your eligibility and holdings at the time of your purchase in order to qualify for the Right of Accumulation. If you are buying shares through your financial intermediary you must notify your intermediary of your eligibility for the Right of Accumulation at the time of your purchase.

               To count shares of eligible Oppenheimer funds held in accounts at other intermediaries under this Right of Accumulation, you may be requested to provide the Distributor or your current intermediary with a copy of all account statements showing your current holdings of the
         Funds or other eligible Oppenheimer funds, including statements for accounts held by you and your spouse or in retirement plans or trust or custodial accounts for minor children as described above. The
         Distributor or intermediary through which you are buying shares will calculate the value of your eligible Oppenheimer fund shares, based on the current offering price, to determine which Class A sales charge rate you qualify for on your current purchase.

o     Letters of Intent.   You may also qualify for reduced Class A sales
         charges by submitting a Letter of Intent to the Distributor. A Letter of Intent is a written statement of your intention to purchase a specified value of Class A, Class B or Class C shares of the Funds or other Oppenheimer funds over a 13-month period. The total amount of your intended purchases of Class A, Class B and Class C shares will determine the reduced sales charge rate that will apply to your Class A share purchases of the Funds during that period. Purchases made up to
         90 days before the date that you submit a Letter of Intent will be included in that determination. Your Class N shares, and any Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash
         Reserves on which you have not paid a sales charge will not be counted for this purpose. Submitting a Letter of Intent does not obligate you to purchase the specified amount of shares.  You may also be able to apply the Right of Accumulation to these purchases.

            If you do not complete the Letter of Intent, the front-end sales charge you paid on your purchases will be recalculated to reflect the actual value of shares you purchased.  A certain portion of your shares will be held in escrow by the Fund's Transfer Agent for this purpose.
         Please refer to "How to Buy Shares - Letters of Intent" in the Funds'
         Statement of Additional Information for more complete information.

Other Special Sales Charge Arrangements and Waivers.  The Trust and the
Distributor offer other opportunities to purchase shares without front-end or contingent deferred sales charges under the programs described below. The Trust reserves the right to amend or discontinue these programs at any time without prior notice.
o     Dividend Reinvestment.  Dividends and/or capital gains distributions received by a shareholder from a Fund may be reinvested in shares of that Fund or any of the other Oppenheimer funds into which shares of a
         Fund may be exchanged without a sales charge, at the net asset value per share in effect on the payable date. You must notify the Transfer
         Agent in writing to elect this option and must have an existing account in the fund selected for reinvestment.
o     Exchanges of Shares.  Shares of the Funds may be exchanged for shares of certain other Oppenheimer funds at net asset value per share at the time of exchange, without sales charge, and shares of the Funds can be purchased by exchange of shares of certain other Oppenheimer funds on the same basis. Please refer to "How to Exchange Shares" in this prospectus and in the Statement of Additional Information for more details, including a discussion of circumstances in which sales charges may apply on exchanges.
o     Reinvestment Privilege.  Within six months of a redemption of certain
         Class A and Class B shares, the proceeds may be reinvested in Class A shares of a Fund, or any of the other Oppenheimer funds into which shares of that Fund may be exchanged, without a sales charge.  This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A or Class B shares that were subject to a contingent deferred sales charge when redeemed. The investor must ask the Transfer Agent or his or her financial intermediary for that privilege at the time of reinvestment and must identify the account from which the redemption was made.
o     Other Special Reductions and Waivers. The Trust and the Distributor offer additional arrangements to reduce or eliminate front-end sales charges or to waive contingent deferred sales charges for certain types of transactions and for certain classes of investors (primarily retirement plans that purchase shares in special programs through the
         Distributor). These are described in greater detail in Appendix C to the Statement of Additional Information, which may be ordered by calling 1.800.225.5677 or through the OppenheimerFunds website, at
         www.oppenheimerfunds.com (under the heading "I Want To," follow the hyperlink "Access Fund Documents" and click on the icon in the column
         "SAI" next to the Fund's name). A description of these waivers and special sales charge arrangements is also available for viewing on the
         OppenheimerFunds website (under the heading "Fund Information," click on the hyperlink "Sales Charge Waivers"). To receive a waiver or special sales charge rate under these programs, the purchaser must notify the Distributor (or other financial intermediary through which shares are being purchased) at the time of purchase, or must notify the
         Transfer Agent at the time of redeeming shares for waivers that apply to contingent deferred sales charges.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on
      Class A share purchases totaling $1 million or more of one or more of the
      Oppenheimer funds. However, those Class A shares may be subject to a 1.0%
      contingent deferred sales charge if they are redeemed within an 18-month
      "holding period" measured from the beginning of the calendar month of their purchase (except for shares in certain retirement plans, described below). That sales charge will be calculated on the lesser of the original net asset value of the redeemed shares or the aggregate net asset value of the redeemed shares at the time of redemption.

o     The Class A contingent deferred sales charge does not apply to shares purchased by the reinvestment of dividends or capital gain distributions and will not exceed the aggregate amount of the concessions the Distributor pays on all of your purchases of Class A shares, of all Oppenheimer funds, that are subject to the contingent deferred sales charge.

The Distributor pays concessions from its own resources equal to 1.0% of Class A purchases of $1 million or more (other than purchases by certain retirement plans). The concession will not be paid on shares purchased by exchange or shares that were previously subject to a front-end sales charge and dealer concession.

o     Class A Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of the Funds by retirement plans that have $1 million or more in plan assets. There is also no contingent deferred sales charge on any group retirement plan shares purchased after March 1, 2007.

         Until March 1, 2007, the Distributor paid a concession from its own resources on purchases by certain group retirement plans that were established prior to March 1, 2001 ("grandfathered retirement plans").
         Shares purchased in grandfathered retirement plans prior to March 1,
         2007 will continue to be subject to the contingent deferred sales charge if they are redeemed within 18 months after purchase. Beginning
         March 1, 2007, the distributor will not pay a concession on new share purchases by retirement plans (except plans that have $5 million or more in plan assets) and no new group retirement plan purchases will be subject to the contingent deferred sales charge, including purchases in grandfathered retirement plans. For shares purchased prior to March 1,
         2007, the concession for grandfathered retirement plans was 0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million. Effective March 1, 2007, the concession for grandfathered retirement accounts is 0.25%.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds.
The Class B contingent deferred sales charge is paid to compensate the
Distributor for its expenses of providing distribution-related services to the
Funds in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

---------------------------------------------------------------------------------------------------------
Years  Since  Beginning  of Month in Which  Purchase Contingent  Deferred Sales Charge on Redemptions in
Order was Accepted                                   That Year
                                                     (As % of Amount Subject to Charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
0 - 1                                                5.0%
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
1 - 2                                                4.0%
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
2 - 3                                                3.0%
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
3 - 4                                                3.0%
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
4 - 5                                                2.0%
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
5 - 6                                                1.0%
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
More than 6                                          None
---------------------------------------------------------------------------------------------------------
In the table, a "year" is a 12-month period. In applying the contingent  deferred sales  charge,  all  purchases  are  considered  to have  been  made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to
      Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any
      Class B shares that you hold convert, any other Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Funds in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See "Availability of Class N shares" in the Statement of Additional Information for other circumstances where
Class N shares are available for purchase.

      Class N shares are sold at net asset value without an initial sales charge. A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:
o     The group retirement plan is terminated or Class N shares of all
      Oppenheimer funds are terminated as an investment option of the plan and
      Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o     With respect to an IRA or 403(b) plan, Class N shares are redeemed within
      18 months of the plan's first purchase of Class N shares of any
      Oppenheimer fund.

      Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring a Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and the
special account features applicable to purchasers of those other classes of shares described elsewhere in this prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

WHO CAN BUY CLASS Y SHARES? Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies, employee benefit plans and Section
529 plans, among others. Individual investors cannot buy Class Y shares directly.

      An institutional investor that buys Class Y shares for its customers'
accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring a Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent at their Colorado office) and the special account features available to investors buying those other classes of shares do not apply to Class Y shares.
Instructions for buying, selling, exchanging or transferring Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares.  The Funds have adopted a Service Plan for
      Class A shares that reimburses the Distributor for a portion of the costs of providing services to Class A shareholder accounts. Each Fund makes these payments quarterly, based on an annual rate of up to 0.25% of the average annual net assets of Class A shares of each Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions for providing personal service and maintenance of accounts of their customers that hold Class A shares.

      Prior to March 1, 2007, the Distributor paid the first year's service fee in advance for shares purchased in grandfathered retirement plans and it retained the service fee from a Fund with respect to those shares during the first year after their purchase. After the shares were held by a grandfathered retirement plan for a year, the Distributor paid the ongoing service fee to the dealer of record on a periodic basis. For shares purchased in grandfathered plans on or after March 1, 2007, the
      Distributor does not make any payment in advance and does not retain the service fee for the first year.

Distribution and Service Plans for Class B, Class C and Class N Shares.  The
      Funds have adopted Distribution and Service Plans for Class B, Class C and
      Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts.
      Under the plans, each Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under the Class B, Class C and Class N plans.

      The asset-based sales charge and service fees increase Class B and Class C expenses by 1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of each
      Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or Class N shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers periodically.

      The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is therefore 4.00% of the purchase price. The Distributor normally retains the Class B asset-based sales charge. See the Statement of Additional
      Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. The Distributor normally retains the asset-based sales charge on Class C shares during the first year after the purchase of Class C shares. See the Statement of Additional
      Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class N shares is therefore 1.0% of the purchase price. The Distributor normally retains the asset-based sales charge on Class N shares. See the Statement of
      Additional Information for exceptions.

      For certain group retirement plans held in omnibus accounts, the
      Distributor will pay the full Class C or Class N asset-based sales charge and the service fee to the dealer beginning in the first year after the purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase.
      New group omnibus plans may not purchase Class B shares.

      For Class C shares of the Underlying Funds purchased through the
      OppenheimerFunds RecordkeeperPro program, the Distributor will pay the
      Class C asset-based sales charge to the dealer of record in the first year after the purchase of such shares in lieu of paying the dealer a sales concession at the time of purchase. The Distributor will use the service fee it receives from the Funds on those shares to reimburse FASCore, LLC for providing personal services to the Class C accounts holding those shares.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager
and the Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the
Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the
Manager or Distributor from their own resources are not reflected in the tables in the section called "Fees and Expenses of the Fund" in this prospectus because they are not paid by the Fund.

     "Financial intermediaries" are firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for doing so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the
Fund's shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund "supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

     In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the NASD) designed to increase sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures. However, the Manager does not consider a financial intermediary's sale of shares of the Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

     Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the
Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager, the Distributor or the Transfer
Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the Distributor. Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager or the Distributor and their affiliates, or any other fees or expenses it charges.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:

    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer
      Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the Transfer
Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change you make to the bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the
PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the
      PhoneLink number and the Fund will send the proceeds directly to your
      AccountLink bank account. Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Funds, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at
1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Funds have several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

RETIREMENT PLANS. You may buy shares of the Funds for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use:

Individual Retirement Accounts (IRAs).  These include regular IRAs, Roth IRAs,
      SIMPLE IRAs and rollover IRAs.
SEP-IRAs.  These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans.  These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans.  These are special retirement plans for businesses.
Pension and Profit-Sharing Plans.  These plans are designed for businesses and self-employed individuals.
      Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received by the Distributor or your authorized financial intermediary, in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Funds let you sell your shares by writing a letter, by wire, or by telephone. You can also set up Automatic
Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Funds from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):

   o  You wish to redeem more than $100,000 and receive a check.
   o  The redemption check is not payable to all shareholders listed on the account statement.
   o  The redemption check is not sent to the address of record on your account statement.

   o  Shares are being transferred to a Fund account with a different owner or name.

   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an
      OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of Fund shares in your plan account.

Receiving Redemption Proceeds by Wire. While the Funds normally send your money by check, you can arrange to have the proceeds of shares you sell sent by
      Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system. The minimum redemption you can have sent by wire is $2,500. There is a $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at 1.800.225.5677.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name,
   o  The Fund's name,
   o  Your Fund account number (from your account statement),
   o  The dollar amount or number of shares to be redeemed,
   o  Any special payment instructions,
   o  Any share certificates for the shares you are selling,
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for                          Send courier or express mail
requests by mail:                                      requests to:
OppenheimerFunds Services                              OppenheimerFunds Services
P.O. Box 5270                                          10200 E. Girard Avenue, Building D
Denver, Colorado 80217                                 Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the NYSE that day, which is normally 4:00
p.m., but may be earlier on some days. You may not redeem shares held in an
OppenheimerFunds-sponsored qualified retirement plan account or under a share certificate by telephone.
   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677.
      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement.
      This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the Funds to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers.
Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the Statement of
Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:
o     the amount of your account value represented by an increase in net asset value over the initial purchase price,
o     shares purchased by the reinvestment of dividends or capital gains distributions, or

o     shares redeemed in the special circumstances described in Appendix C to the Statement of Additional Information.
      To determine whether a contingent deferred sales charge applies to a redemption, the Funds redeem shares in the following order:

   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Funds for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of the Funds by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to that Fund.

How to Exchange Shares

If you want to change all or part of your investment from one Oppenheimer fund to another, you can exchange your shares for shares of the same class of another
Oppenheimer fund that offers the exchange privilege. For example, you can exchange Class A shares of the Funds only for Class A shares of another fund. To exchange shares, you must meet several conditions:

   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectus of the selected fund must offer the exchange privilege.
   o  When you establish an account, you must hold the shares you buy for at least seven days before you can exchange them. After your account is open for seven days, you can exchange shares on any regular business day, subject to the limitations described below.
   o  You must meet the minimum purchase requirements for the selected fund.
   o  Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
   o  Before exchanging into a fund, you must obtain its prospectus and should read it carefully.

      For tax purposes, an exchange of shares of a Fund is considered a sale of those shares and a purchase of the shares of the fund to which you are exchanging. An exchange may result in a capital gain or loss.

      You can find a list of the Oppenheimer funds that are currently available for exchanges in the Statement of Additional Information or you can obtain a list by calling a service representative at 1.800.225.5677. The funds available for exchange can change from time to time.

      A contingent deferred sales charge (CDSC) is not charged when you exchange shares of a Fund for shares of another Oppenheimer fund. However, if you exchange your shares during the applicable CDSC holding period, the holding period will carry over to the fund shares that you acquire. Similarly, if you acquire shares of a Fund in exchange for shares of another Oppenheimer fund that are subject to a CDSC holding period, that holding period will carry over to the acquired shares of the Fund. In either of these situations, a CDSC may be imposed if the acquired shares are redeemed before the end of the CDSC holding period that applied to the exchanged shares.

      There are a number of other special conditions and limitations that apply to certain types of exchanges. These conditions and circumstances are described in detail in the "How to Exchange Shares" section in the Statement of Additional
Information.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.

Written Exchange Requests. Send a request letter, signed by all owners of the account, to the Transfer Agent at the address on the back cover. Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request letter.

Telephone and Internet Exchange Requests. Telephone exchange requests may be made either by calling a service representative or by using PhoneLink by calling 1.800.225.5677. You may submit internet exchange requests on the
      OppenheimerFunds internet website, at www.oppenheimerfunds.com. You must have obtained a user I.D. and password to make transactions on that website. Telephone and/or internet exchanges may be made only between accounts that are registered with the same name(s) and address. Shares for which share certificates have been issued may not be exchanged by telephone or the internet.

Automatic Exchange Plan. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares automatically on a monthly, quarterly, semi-annual or annual basis.

Please refer to "How to Exchange Shares" in the Statement of Additional
Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity. The
OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change.
However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of Fund shares may interfere with the Manager's ability to manage a
Fund's investments efficiently, increase a Fund's transaction and administrative costs and/or affect a Fund's performance, depending on various factors, such as the size of the Fund, the nature of its investments, the amount of Fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, a Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Fund's brokerage or administrative expenses might be increased.

Therefore, the Manager and the Trust's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o     Timing of Exchanges.  Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus"
      or "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days, in order to receive that day's net asset value on the exchanged shares. Exchange requests received after the close of the NYSE will receive the next net asset value calculated after the request is received.
      However, the Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is being made or the fund into which the exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received. In the event that such a delay in the reinvestment of proceeds occurs, the
      Transfer Agent will notify you or your financial representative.

o     Limits on Disruptive Activity. The Transfer Agent may, in its discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this prospectus. The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the
      Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.
o     Exchanges of Client Accounts by Financial Advisers.  The Funds and the
      Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless that authority has been revoked). The Distributor and/or the Transfer Agent have agreements with a number of financial intermediaries that permit them to submit exchange orders in bulk on behalf of their clients. Those intermediaries are required to follow the exchange policies stated in this prospectus and to comply with additional, more stringent restrictions. Those additional restrictions include limitations on the funds available for exchanges, the requirement to give advance notice of exchanges to the Transfer Agent, and limits on the amount of client assets that may be invested in a particular fund. A Fund or the Transfer Agent may limit or refuse exchange requests submitted by financial intermediaries if, in the Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the Funds involved in the transaction.

o     Redemptions of Shares.  These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this prospectus.

o     Right to Refuse Exchange and Purchase Orders.  The Distributor and/or the
      Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Funds may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o     Right to Terminate or Suspend Account Privileges.  The Transfer Agent may
      send a written warning to direct shareholders whom the Transfer Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o     Omnibus Accounts.  If you hold your shares of a Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan, that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or "street name"
      accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, they may apply.

While the Funds, the Distributor, the Manager and the Transfer Agent encourage financial intermediaries to apply each Fund's policies to their customers who invest indirectly in a Fund, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a financial intermediary.
Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c) accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer Agent.

However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the applicable Fund that appropriate action has been taken to curtail any excessive trading activity.
However, the Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Trust's Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o     30-Day Limit.  A direct shareholder may exchange some or all of the shares of a Fund held in his or her account to another eligible Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days. A "direct shareholder" is one whose account is registered on a Fund's books showing the name, address and tax ID number of the beneficial owner.

o     Exchanges Into Money Market Funds.  A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund that offers an exchange privilege at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o     Dividend Reinvestments/B Share Conversions.  Reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

o     Asset Allocation.  Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand" exchanges outside the parameters of portfolio rebalancing programs will be subject to the 30-day limit.
      However, investment programs by other Oppenheimer "funds-of-funds" that entail rebalancing of investments in underlying Oppenheimer funds will not be subject to these limits.

o     Automatic Exchange Plans.  Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the
      Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Funds' policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual "Minimum Balance Fee" is assessed on Fund accounts with a value of less than $500. The fee is automatically deducted from each applicable
      Fund account annually in September.  See the Statement of Additional
      Information to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in a Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Funds at any time. The Funds will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Funds will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this prospectus.
Dealers that perform account transactions for their clients by participating in
      NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of a Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in each Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as
      10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check.

Involuntary redemptions of small accounts may be made by the Funds if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in a Fund's holdings to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If a Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.
Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification
      Number or other government issued identification when you open an account.
      Additional information may be required in certain circumstances or to open corporate accounts.  The Funds or the Transfer Agent may use this information to attempt to verify your identity.  The Funds may not be able to establish an account if the necessary information is not received.  The
      Funds may also place limits on Fund transactions while it is in the process of attempting to verify your identity.  Additionally, if a Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your Fund shares and close your account.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish a Fund your correct, certified Social Security or
      Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Funds will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Funds' privacy policy to shareholders having the same last name and address on the Funds' records. The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the Transfer
      Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS.  The Funds intend to declare dividends separately for each class of shares from net investment income on an annual basis and to pay them to shareholders in December on a date selected by the Trust's Board of Trustees.
Dividends and distributions paid to Class A and Class Y shares will generally be higher than dividends for Class B, Class C and Class N shares, which normally have higher expenses than Class A and Class Y shares.  The Funds have no fixed dividend rates and cannot guarantee that they will pay any dividends or distributions.

CAPITAL GAINS.  The Funds may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains annually.  A Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year.  There can be no assurance that a Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:

Reinvest All Distributions in a Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of a Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in a Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.

Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in a Fund.
Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares.  Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

            Dividends and distributions to Fund shareholders may be from amounts a Fund receives as dividends or distributions from the Underlying Funds or from gains on the sale of shares in the Underlying Funds. Changes in a Fund's portfolio holdings may increase turnover of the Fund's assets, which may result in the realization of additional taxable gains or losses by the Fund. It may also result in a larger portion of any net gains being treated as short-term capital gains, which generally would be taxed as ordinary income when distributed to shareholders. Generally, the character of the income or capital gains that a Fund receives from the Underlying Funds will "pass through" to the
Fund, subject to certain exceptions, as long as the Underlying Funds continue to qualify as regulated investment companies. As noted above, distributions of any gains and income will be taxable to shareholders even if those distributions are reinvested in Fund shares.

      Every year the Funds will send shareholders and the Internal Revenue
Service (the "IRS") a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Funds send after the end of the calendar year.

      The Funds intend each year to qualify as "regulated investment companies"
under the Internal Revenue Code, but reserve the right not to so qualify. As regulated investment companies, the Funds will not be subject to Federal income taxes on any of their income, provided that they satisfy certain income, diversification and distribution requirements.

      If a shareholder is neither a lawful permanent resident nor a citizen of the United States or if a shareholder is a foreign entity, the Fund's ordinary income dividends (which include distributions of net-short-term capital gains)
generally will be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, for taxable years beginning before January 1, 2008, certain distributions designated by the Fund as either interest related dividends or short term gain dividends and paid to a foreign shareholder would be eligible for an exemption from U.S. withholding tax. It is not expected that the Funds would be designating any interest related dividends.

      By law, your dividends and redemption proceeds will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.

The Funds intend to invest in an Underlying Fund only if it qualifies for treatment as a regulated investment company ("RIC") under the Internal Revenue
Code. If an Underlying Fund fails to qualify as a RIC, it may be subject to federal income tax. Although there is no assurance an Underlying Fund will qualify as a RIC, a Fund will promptly dispose of any shares in its portfolio which have been issued by an Underlying Fund which has failed to qualify as a
RIC.

Avoid "Buying a Distribution."  If you buy shares on or just before the ex-dividend date, or just before a Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.
Remember, There May be Taxes on Transactions.  Because each Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares.  A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur.  In certain cases, distributions made by a Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal income tax information about your investment. You should consult with your tax adviser about the effect of an investment in a Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand each Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund
(assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP the Trust's independent registered public accounting firm, whose report, along with each Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.

                          CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JANUARY 31,                                                     2007            2006 1
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                          $       10.53   $       10.00
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .46             .38
Net realized and unrealized gain                                                        .29             .33
                                                                              -------------------------------
Total from investment operations                                                        .75             .71
-------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.33)           (.18)
Distributions from net realized gain                                                   (.02)             --
                                                                              -------------------------------
Total dividends and/or distributions to shareholders                                   (.35)           (.18)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $       10.93   $       10.53
                                                                              ===============================

-------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                     7.11%           7.15%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                      $     110,378   $      46,318
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                             $      76,542   $      21,844
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  4.24%           4.50%
Total expenses 5                                                                       0.38%           0.53%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                    0.38%           0.51%
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   5%             11%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

               Year Ended January 31, 2007       0.98%
               Period Ended January 31, 2006     1.19

                         27 | CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED JANUARY 31,                                                     2007            2006 1
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                          $       10.49   $       10.00
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .36             .32
Net realized and unrealized gain                                                        .30             .32
                                                                              -------------------------------
Total from investment operations                                                        .66             .64
-------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.26)           (.15)
Distributions from net realized gain                                                   (.02)             --
                                                                              -------------------------------
Total dividends and/or distributions to shareholders                                   (.28)           (.15)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $       10.87   $       10.49
                                                                              ===============================

-------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                     6.28%           6.44%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                      $      21,991   $       9,163
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                             $      15,882   $       4,018
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  3.36%           3.74%
Total expenses 5                                                                       1.23%           1.39%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                    1.23%           1.34%
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   5%             11%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

               Year Ended January 31, 2007     1.83%
               Period Ended January 31, 2006   2.05

                         28 | CONSERVATIVE INVESTOR FUND

CLASS C     YEAR ENDED JANUARY 31,                          2007       2006 1
-----------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------
Net asset value, beginning of period                   $   10.48   $  10.00
-----------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                      .37        .32
Net realized and unrealized gain                             .29        .31
                                                       ----------------------
Total from investment operations                             .66        .63
-----------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.27)      (.15)
Distributions from net realized gain                        (.02)        --
                                                       ----------------------
Total dividends and/or distributions to shareholders        (.29)      (.15)
-----------------------------------------------------------------------------
Net asset value, end of period                         $   10.85   $  10.48
                                                       ======================

-----------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                          6.28%      6.37%
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------
Net assets, end of period (in thousands)               $  50,876   $ 19,145
-----------------------------------------------------------------------------
Average net assets (in thousands)                      $  35,277   $  7,647
-----------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       3.46%      3.78%
Total expenses 5                                            1.19%      1.36%
Expenses after waivers and reimbursements
and reduction to custodian expenses                         1.19%      1.33%
-----------------------------------------------------------------------------
Portfolio turnover rate                                        5%        11%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

             Year Ended January 31, 2007            1.79%
             Period Ended January 31, 2006          2.02

                         29 | CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
-----------------------------------------------------------------------------

CLASS N     YEAR ENDED JANUARY 31,                          2007       2006 1
-----------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------
Net asset value, beginning of period                   $   10.51   $  10.00
-----------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                      .44        .41
Net realized and unrealized gain                             .28        .28
                                                       ----------------------
Total from investment operations                             .72        .69
-----------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.31)      (.18)
Distributions from net realized gain                        (.02)        --
                                                       ----------------------
Total dividends and/or distributions to shareholders        (.33)      (.18)
-----------------------------------------------------------------------------
Net asset value, end of period                         $   10.90   $  10.51
                                                       ======================

-----------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                          6.84%      6.98%
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------
Net assets, end of period (in thousands)               $  21,277   $  7,569
-----------------------------------------------------------------------------
Average net assets (in thousands)                      $  13,671   $  2,231
-----------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       4.08%      4.82%
Total expenses 5                                            0.66%      0.72%
Expenses after waivers and reimbursements
and reduction to custodian expenses                         0.66%      0.71%
-----------------------------------------------------------------------------
Portfolio turnover rate                                        5%        11%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

             Year Ended January 31, 2007            1.26%
             Period Ended January 31, 2006          1.38

                         30 | CONSERVATIVE INVESTOR FUND

CLASS Y     YEAR ENDED JANUARY 31,                          2007       2006 1
-----------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------
Net asset value, beginning of period                   $   10.54   $  10.00
-----------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                      .49        .38
Net realized and unrealized gain                             .30        .35
                                                       ----------------------
Total from investment operations                             .79        .73
-----------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.35)      (.19)
Distributions from net realized gain                        (.02)        --
                                                       ----------------------
Total dividends and/or distributions to shareholders        (.37)      (.19)
-----------------------------------------------------------------------------
Net asset value, end of period                         $   10.96   $  10.54
                                                       ======================

-----------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                          7.50%      7.34%
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------
Net assets, end of period (in thousands)               $     135   $     96
-----------------------------------------------------------------------------
Average net assets (in thousands)                      $     127   $     71
-----------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       4.57%      4.42%
Total expenses 5                                            0.06%      0.30%
Expenses after waivers and reimbursements
and reduction to custodian expenses                         0.06%      0.25%
-----------------------------------------------------------------------------
Portfolio turnover rate                                        5%        11%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

             Year Ended January 31, 2007            0.66%
             Period Ended January 31, 2006          0.96

                           MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JANUARY 31,                                                     2007               2006 1
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $        10.78    $         10.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .39                .38
Net realized and unrealized gain                                                        .55                .57
                                                                             ------------------------------------
Total from investment operations                                                        .94                .95
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.27)              (.17)
Distributions from net realized gain                                                   (.03)                --
                                                                             ------------------------------------
Total dividends and/or distributions to shareholders                                   (.30)              (.17)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $        11.42    $         10.78
                                                                             ====================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                     8.73%              9.58%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                     $      313,311    $       107,686
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                            $      206,672    $        43,984
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  3.57%              4.39%
Total expenses 5                                                                       0.40%              0.47%
Expenses after waivers and reimbursements and reduction to custodian
expenses                                                                               0.40%              0.46%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   4%                 0%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

               Year Ended January 31, 2007         1.01%
               Period Ended January 31, 2006       1.15

                           26 | MODERATE INVESTOR FUND

CLASS B     YEAR ENDED JANUARY 31,                                                     2007               2006 1
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $        10.74    $         10.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .30                .31
Net realized and unrealized gain                                                        .54                .58
                                                                             ------------------------------------
Total from investment operations                                                        .84                .89
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.21)              (.15)
Distributions from net realized gain                                                   (.03)                --
                                                                             ------------------------------------
Total dividends and/or distributions to shareholders                                   (.24)              (.15)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $        11.34    $         10.74
                                                                             ====================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                     7.80%              8.90%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                     $      101,929    $        36,956
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                            $       70,066    $        15,521
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  2.73%              3.56%
Total expenses 5                                                                       1.21%              1.31%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                    1.21%              1.29%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   4%                 0%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

               Year Ended January 31, 2007         1.82%
               Period Ended January 31, 2006       1.99

                           27 | MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C     YEAR ENDED JANUARY 31,                                                     2007               2006 1
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $        10.73    $         10.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .30                .31
Net realized and unrealized gain                                                        .54                .57
                                                                             ------------------------------------
Total from investment operations                                                        .84                .88
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.21)              (.15)
Distributions from net realized gain                                                   (.03)                --
                                                                             ------------------------------------
Total dividends and/or distributions to shareholders                                   (.24)              (.15)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $        11.33    $         10.73
                                                                             ====================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                     7.85%              8.82%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                     $      142,351    $        47,904
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                            $       95,773    $        19,527
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  2.78%              3.64%
Total expenses 5                                                                       1.16%              1.23%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                    1.16%              1.22%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   4%                 0%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

               Year Ended January 31, 2007         1.77%
               Period Ended January 31, 2006       1.91

                           28 | MODERATE INVESTOR FUND

CLASS N     YEAR ENDED JANUARY 31,                                                     2007               2006 1
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $        10.76    $         10.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .40                .40
Net realized and unrealized gain                                                        .51                .53
                                                                             ------------------------------------
Total from investment operations                                                        .91                .93
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.26)              (.17)
Distributions from net realized gain                                                   (.03)                --
                                                                             ------------------------------------
Total dividends and/or distributions to shareholders                                   (.29)              (.17)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $        11.38    $         10.76
                                                                             ====================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                     8.47%              9.35%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                     $       51,620    $        12,117
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                            $       27,110    $         4,158
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  3.58%              4.56%
Total expenses 5                                                                       0.65%              0.68%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                    0.65%              0.67%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   4%                 0%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

               Year Ended January 31, 2007         1.26%
               Period Ended January 31, 2006       1.36

                           29 | MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y     YEAR ENDED JANUARY 31,                                                     2007               2006 1
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $        10.79    $         10.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .56                .36
Net realized and unrealized gain                                                        .43                .61
                                                                             ------------------------------------
Total from investment operations                                                        .99                .97
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.30)              (.18)
Distributions from net realized gain                                                   (.03)                --
                                                                             ------------------------------------
Total dividends and/or distributions to shareholders                                   (.33)              (.18)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $        11.45    $         10.79
                                                                             ====================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                     9.18%              9.79%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                     $        1,172    $           316
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                            $          335   $            216
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  5.06%              4.20%
Total expenses 5                                                                       0.00%              0.28%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                    0.00%              0.12%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   4%                 0%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

               Year Ended January 31, 2007         0.61%
               Period Ended January 31, 2006       0.96

                             EQUITY INVESTOR FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JANUARY 31,                                                      2007         2006 1
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                          $        11.60   $      10.00
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                  .25            .22
Net realized and unrealized gain                                                        1.00           1.52
                                                                              -------------------------------
Total from investment operations                                                        1.25           1.74
-------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                    (.18)          (.12)
Distributions from net realized gain                                                    (.04)          (.02)
                                                                              -------------------------------
Total dividends and distributions to shareholders                                       (.22)          (.14)
-------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                                $        12.63   $      11.60
                                                                              ===============================

-------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                     10.85%         17.46%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                      $      173,539   $     48,132
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                             $      109,318   $     17,321
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                   2.07%          2.47%
Total expenses 5                                                                        0.50%          0.70%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                     0.50%          0.68%
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                    2%             7%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

             Year Ended January 31, 2007            1.15%
             Period Ended January 31, 2006          1.39

                            25 | EQUITY INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED JANUARY 31,                                                      2007         2006 1
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                          $        11.55   $      10.00
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                  .14            .16
Net realized and unrealized gain                                                        1.01           1.50
                                                                              -------------------------------
Total from investment operations                                                        1.15           1.66
-------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                    (.12)          (.09)
Distributions from net realized gain                                                    (.04)          (.02)
                                                                              -------------------------------
Total dividends and distributions to shareholders                                       (.16)          (.11)
-------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                                $        12.54   $      11.55
                                                                              ===============================

-------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                      9.97%         16.70%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                      $       59,406   $     19,078
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                             $       38,569   $      7,050
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                   1.19%          1.83%
Total expenses 5                                                                        1.31%          1.53%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                     1.31%          1.50%
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                    2%             7%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

             Year Ended January 31, 2007            1.96%
             Period Ended January 31, 2006          2.22

                            26 | EQUITY INVESTOR FUND

CLASS C     YEAR ENDED JANUARY 31,                              2007     2006 1
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                       $   11.54   $  10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                          .14        .15
Net realized and unrealized gain                                1.01       1.51
                                                           ---------------------
Total from investment operations                                1.15       1.66
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            (.12)      (.10)
Distributions from net realized gain                            (.04)      (.02)
                                                           ---------------------
Total dividends and distributions to shareholders               (.16)      (.12)
--------------------------------------------------------------------------------
Net asset value, end of period                             $   12.53   $  11.54
                                                           =====================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                             10.00%     16.64%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $  70,691   $ 20,034
--------------------------------------------------------------------------------
Average net assets (in thousands)                          $  45,312   $  6,131
--------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                           1.23%      1.71%
Total expenses 5                                                1.29%      1.48%
Expenses after waivers and reimbursements
and reduction to custodian expenses                             1.29%      1.45%
--------------------------------------------------------------------------------
Portfolio turnover rate                                            2%         7%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

                      Year Ended January 31, 2007        1.94%
                    Period Ended January 31, 2006        2.17

                            27 | EQUITY INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED JANUARY 31,                              2007     2006 1
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                       $   11.59   $  10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                          .29        .24
Net realized and unrealized gain                                 .94       1.49
                                                           ---------------------
Total from investment operations                                1.23       1.73
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            (.18)      (.12)
Distributions from net realized gain                            (.04)      (.02)
                                                           ---------------------
Total dividends and distributions to shareholders               (.22)      (.14)
--------------------------------------------------------------------------------

Net asset value, end of period                             $   12.60   $  11.59
                                                           =====================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                             10.67%     17.34%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $  35,652   $  5,608
--------------------------------------------------------------------------------
Average net assets (in thousands)                          $  18,874   $  1,717
--------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                           2.47%      2.62%
Total expenses 5                                                0.69%      0.79%
Expenses after waivers and reimbursements and
reduction to custodian expenses                                 0.69%      0.78%
--------------------------------------------------------------------------------
Portfolio turnover rate                                            2%         7%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

                      Year Ended January 31, 2007        1.34%
                    Period Ended January 31, 2006        1.48

                            28 | EQUITY INVESTOR FUND

CLASS Y     YEAR ENDED JANUARY 31,                              2007     2006 1
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                       $   11.61   $  10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                          .29        .24
Net realized and unrealized gain                                1.03       1.52
                                                           ---------------------
Total from investment operations                                1.32       1.76
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            (.22)      (.13)
Distributions from net realized gain                            (.04)      (.02)
                                                           ---------------------
Total dividends and distributions to shareholders               (.26)      (.15)
--------------------------------------------------------------------------------
Net asset value, end of period                             $   12.67   $  11.61
                                                           =====================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                             11.42%     17.69%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $   2,021   $    711
--------------------------------------------------------------------------------
Average net assets (in thousands)                          $   1,267   $    331
--------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                           2.46%      2.67%
Total expenses 5                                                0.03%      0.30%
Expenses after waivers and reimbursements and
reduction to custodian expenses                                 0.03%      0.27%
--------------------------------------------------------------------------------
Portfolio turnover rate                                            2%         7%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

                      Year Ended January 31, 2007        0.68%
                    Period Ended January 31, 2006        0.99

                            ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JANUARY 31,                                                     2007               2006 1
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $        11.10    $         10.00
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .35                .43
Net realized and unrealized gain                                                        .89                .89
                                                                             -----------------------------------
Total from investment operations                                                       1.24               1.32
----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.24)              (.20)
Distributions from net realized gain                                                   (.05)              (.02)
                                                                             -----------------------------------
Total dividends and/or distributions to shareholders                                   (.29)              (.22)
----------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                               $        12.05    $         11.10
                                                                             ===================================

----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                    11.14%             13.31%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                     $      956,520    $       293,578
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                            $      605,517    $       112,224
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  3.10%              4.94%
Total expenses 5                                                                       0.51%              0.56%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                    0.50%              0.55%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                  40%                90%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

                 Year Ended January 31, 2007     1.16%
               Period Ended January 31, 2006     1.28

                           27 | ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED JANUARY 31,                                                     2007               2006 1
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $        11.07    $         10.00
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .26                .36
Net realized and unrealized gain                                                        .86                .91
                                                                             -----------------------------------
Total from investment operations                                                       1.12               1.27
----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.17)              (.18)
Distributions from net realized gain                                                   (.05)              (.02)
                                                                             -----------------------------------
Total dividends and/or distributions to shareholders                                   (.22)              (.20)
----------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                               $        11.97    $         11.07
                                                                             ===================================

----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                    10.15%             12.72%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                     $      349,024    $       115,629
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                            $      229,365    $        46,284
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  2.26%              4.06%
Total expenses 5                                                                       1.29%              1.37%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                    1.29%              1.34%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                  40%                90%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

                 Year Ended January 31, 2007     1.94%
               Period Ended January 31, 2006     2.09

                           28 | ACTIVE ALLOCATION FUND

CLASS C     YEAR ENDED JANUARY 31,                                                     2007               2006 1
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $        11.06    $         10.00
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .27                .37
Net realized and unrealized gain                                                        .86                .89
                                                                             -----------------------------------
Total from investment operations                                                       1.13               1.26
----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.18)              (.18)
Distributions from net realized gain                                                   (.05)              (.02)
                                                                             -----------------------------------
Total dividends and/or distributions to shareholders                                   (.23)              (.20)
----------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                               $        11.96    $         11.06
                                                                             ===================================

----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                    10.21%             12.66%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                     $      433,213    $       125,622
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                            $      272,038    $        45,647
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  2.34%              4.18%
Total expenses 5                                                                       1.27%              1.33%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                    1.26%              1.31%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                  40%                90%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

                 Year Ended January 31, 2007     1.92%
               Period Ended January 31, 2006     2.05

                           29 | ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED JANUARY 31,                                                     2007               2006 1
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $        11.09    $         10.00
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .35                .46
Net realized and unrealized gain                                                        .86                .85
                                                                             -----------------------------------
Total from investment operations                                                       1.21               1.31
----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.23)              (.20)
Distributions from net realized gain                                                   (.05)              (.02)
                                                                             -----------------------------------
Total dividends and/or distributions to shareholders                                   (.28)              (.22)
----------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                               $        12.02    $         11.09
                                                                             ===================================

----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                    10.88%             13.18%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                     $      109,146    $        28,345
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                            $       62,929    $         9,156
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  3.07%              5.28%
Total expenses 5                                                                       0.70%              0.73%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                    0.70%              0.72%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                  40%                90%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

                 Year Ended January 31, 2007     1.35%
               Period Ended January 31, 2006     1.45

                           30 | ACTIVE ALLOCATION FUND

CLASS Y     YEAR ENDED JANUARY 31,                                                     2007               2006 1
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $        11.13    $         10.00
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .44                .39
Net realized and unrealized gain                                                        .85                .97
                                                                             -----------------------------------
Total from investment operations                                                       1.29               1.36
----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.27)              (.21)
Distributions from net realized gain                                                   (.05)              (.02)
                                                                             -----------------------------------
Total dividends and/or distributions to shareholders                                   (.32)              (.23)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $        12.10    $         11.13
                                                                             ===================================

----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                    11.56%             13.72%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                     $        2,783    $           482
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                            $        1,317    $           196
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  3.79%              4.44%
Total expenses 5                                                                       0.11%              0.33%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                    0.11%              0.21%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                  40%                90%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

                 Year Ended January 31, 2007     0.76%
               Period Ended January 31, 2006     1.05

                   More Information About the Underlying Funds

Oppenheimer Capital Appreciation Fund - The Fund seeks capital appreciation.
The Fund invests mainly in common stocks of "growth companies." These may be newer companies or established companies of any capitalization range that the portfolio manager believes may appreciate in value over the long term.
The Manager looks for growth companies with stock prices that it believes are reasonable in relation to overall stock market valuations. The Manager focuses on factors that may vary in particular cases and over time in seeking broad diversification of the Fund's portfolio among industries and market sectors.
Currently, the Manager looks for:
      o  Companies with above-average growth potential,
      o  Stocks with reasonable valuations relative to their growth potential,
      o  Companies with the potential for positive earnings surprises,
      o  Growth rates that the portfolio manager believes are sustainable over time.
The Manager may sell companies from the Fund that it believes no longer meet the above criteria.

Oppenheimer  Champion  Income Fund - The Fund's  primary  objective  is to seek a high  level  of  current  income  by  investing  in a  diversified  portfolio  of high-yield,  lower-rated,  fixed-income  securities  that the  Fund's  investment
Manager believes do not involve undue risk. The Fund's secondary  objective is to seek capital growth when consistent with its primary objective.

The Fund invests mainly in a variety of high-yield fixed-income debt securities of domestic and foreign issuers for high current income. These securities primarily include:
o     Lower-grade bonds and notes of corporate issuers.
o     Foreign corporate and government bonds.
o     "Structured" notes.

      Under normal market conditions, the Fund invests at least 60% of its total assets in high-yield, lower-grade, fixed-income securities, commonly called
"junk bonds." Lower-grade debt securities are those rated below "Baa" by Moody's
Investors Service ("Moody's") or lower than "BBB" by Standard & Poor's Rating
Services ("S&P") or comparable ratings by other nationally-recognized rating organizations (or, in the case of unrated securities, determined by the Manager to be comparable to securities rated below investment grade). See Appendix A to the Statement of Additional Information for a description of the bond ratings.

      The remainder of the Fund's assets may be held in other debt securities, cash or cash equivalents, in rights or warrants, or invested in common stocks and other equity securities when the Manager believes those are consistent with the Fund's objectives. Investments in high-yield securities and equity securities may provide opportunities for capital growth while also providing income to the Fund.

      The Fund's foreign investments currently focus on debt securities of issuers in developed markets. The Fund also uses certain derivative investments, primarily
"structured notes," to try to enhance income or to try to manage investment risks.

Oppenheimer Commodity Strategy Total Return Fund - The Fund seeks total return.
The Fund invests its assets in a combination of:

o     Commodity-linked derivatives, primarily commodity-linked notes, the value of which is linked to the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures or option contract, a commodity index (such as the Goldman Sachs Commodity
    Index(R)), or some other readily measurable variable that reflects changes in the value of particular commodities or the commodities markets; and
o     Investment-grade and non-investment-grade corporate bonds and notes; debt securities issued or guaranteed by the U.S. government or its agencies and instrumentalities; repurchase agreements; asset-backed securities; and
    forward, option, futures and swap contracts relating to debt securities, interest rates or currencies.

Commodity-linked derivatives provide investors with exposure to the investment returns of commodities markets without investing directly in physical commodities. As opposed to stocks or bonds, commodities are assets that have tangible properties, such as oil, livestock, and agricultural or metal products.
Commodity-linked derivatives include commodity-linked notes, futures, options and swaps the value of which is linked to the value of a commodity, commodity index, or commodity futures or option contract.

      Commodity-linked notes are typically issued by a bank, other financial institution or a commodity producer, and the Fund negotiates with the issuer to obtain specific terms and features that are tailored to the Fund's investment needs.

      The Fund  will  invest  up to 25% of its total  assets  in a  wholly-owned  and controlled  subsidiary  ("Subsidiary").  It is  expected  that  the  Subsidiary  will invest primarily in commodity and financial  futures,  option and swap contracts,  as well as fixed income  securities  and other  investments  intended to serve as margin
or  collateral  for  the  Subsidiary's  derivatives  positions.   Investment  in  the
Subsidiary  is expected to provide the Fund with exposure to the  investment  returns of commodities  markets within the limitations of the federal tax  requirements  that
apply  to  the  Fund.  The  Subsidiary   will  be  subject  to  the  same  investment
restrictions   and  limitations,   and  follow  the  same  compliance   policies  and
procedures,  as the Fund.  Please refer to the section "About the Fund's  Investments
- Investment in  Wholly-Owned  Subsidiary" for more  information  about the operation and management of the Subsidiary.

Oppenheimer Core Bond Fund - The Fund seeks total return by investing mainly in debt instruments.
As a non-fundamental policy (which will not be changed without providing 60 days notice to Fund shareholders), under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in investment grade debt securities. Those investment-grade debt securities can include:
o     domestic and foreign corporate debt obligations,
o     domestic and foreign government bonds, including U.S. government securities, and
o     mortgage-related securities (including collateralized mortgage obligations
      ("CMOs")) issued by private issuers.
      In general, these debt securities are referred to as "bonds." The Fund's investments in U.S. government securities include securities issued or guaranteed by the U.S. government or its agencies or federally-chartered corporate entities referred to as "instrumentalities." These include mortgage-related U.S. government securities and CMOs. The Fund can also invest in money market instruments and other debt obligations.
      There is no set allocation of the Fund's assets among the classes of securities the Fund buys, but the Fund focuses mainly on U.S. government securities and investment-grade debt securities. However, if market conditions change, the Fund's portfolio managers might change the relative allocation of the Fund's assets. The Fund can invest up to 20% of its total assets in high-yield debt securities that are below investment-grade (commonly referred to as "junk bonds").
      The Fund seeks to maintain an average effective portfolio duration of three to six years (measured on a dollar-weighted basis) to try to reduce the volatility of the value of its securities portfolio. The Fund has no limitations on the range of maturities of the debt securities in which it can invest and therefore may hold bonds with short-, medium- or long-term maturities. Because of market events and interest rate changes, the duration of the portfolio might not meet that target at all times. The Manager will attempt to maintain the overall weighted average credit quality of the portfolio at a rating of "A-" (or equivalent) or higher from any nationally recognized credit rating organization.  The Fund can use derivatives to seek increased returns or try to hedge investment risks.

Oppenheimer Developing Markets Fund - The Fund aggressively seeks capital appreciation.
The Fund invests mainly in common stocks of issuers in emerging and developing markets throughout the world.
o     Under normal market conditions, the Fund will invest at least 80% of its net assets plus borrowings for investment purposes, in equity securities of issuers whose principal activities are in at least three developing markets.
o     The Fund can (but is not required to) invest up to 100% of its total assets in foreign securities.
o     The Fund will emphasize investments in common stocks and other equity securities.
o     The Fund will emphasize investments in growth companies, which can be in any market capitalization range.

Oppenheimer Discovery Fund - The Fund seeks capital appreciation.
The Fund invests mainly in common stocks of U.S. companies that the portfolio manager believes have favorable growth prospects. The Fund currently emphasizes stocks of issuers that have a market capitalization of less than $3 billion when the Fund buys them. That capitalization range may change over time. While these stocks may be traded on stock exchanges, in many cases the Fund buys over-the-counter securities.

Oppenheimer Global Fund - The Fund seeks capital appreciation.
The Fund invests mainly in common stocks of U.S. and foreign companies.  The
Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.  However, the
Fund currently emphasizes its investments in developed markets such as the
United States, Western European countries and Japan.  The Fund does not limit its investments to companies in a particular capitalization range, but currently invests in mid- and large-cap companies.
The Fund is not required to allocate its investments in any set percentages in any particular countries.  As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States).
Typically, the Fund invests in a number of different countries.

Oppenheimer Global Opportunities Fund - The Fund seeks capital appreciation consistent with preservation of principal, while providing current income.
The Fund invests mainly in equity securities of issuers in the U.S. and foreign countries. Some of those equity securities are expected to pay dividends which produce income for the Fund.  Currently the Fund emphasizes its investments in stocks, but may invest in debt securities when the Fund's investment Manager,
OppenheimerFunds, Inc., deems appropriate. The Fund is not required to invest any set percentage of its assets for growth or income. The Fund can invest in any country, including developed or emerging markets, but currently emphasizes investments in developed markets. As a fundamental policy, the Fund will normally invest in at least four countries (including the United States).

Oppenheimer Gold & Special Minerals Fund - The Fund seeks capital appreciation.
The Fund currently invests mainly in common stocks of U.S. and foreign companies that are involved in mining, processing or dealing in gold or other metals or minerals. As a fundamental policy, the Fund invests at least 25% of its investments in mining securities and metal investments. The Fund can invest all of its assets in those investments and under normal market conditions, at least
80% of the Fund's net assets (plus borrowings for investment purposes) will be invested in those investments. The Fund's non-fundamental policy of investing at least 80% of its net assets in these investments will not be changed by the
Fund's Board of Trustees without first providing shareholders 60 days written notice.

Oppenheimer Growth Fund - The Fund seeks capital appreciation.
The Fund invests mainly in common stocks of "growth companies."  The Fund currently focuses on stocks of companies having a large or mid-size market capitalization, but this focus could change over time.  The Fund can invest in domestic companies and foreign companies, although most of its investments are in stocks of U.S. companies.

Oppenheimer International Bond Fund - The Fund's primary objective is to seek total return. The secondary objective is to seek income when consistent with total return.
The Fund invests mainly in debt securities of foreign government and corporate issuers. Those debt securities generally referred to as "bonds," include long-term and short-term government bonds, participation interests in loans, corporate debt obligations, "structured" notes and other debt obligations. They may include "zero coupon" or "stripped" securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in "bonds" and invests in at least three countries other than the
United States. The Fund's non-fundamental policy of investing at least 80% of its net assets in "bonds" will not be changed by the Fund's Board of Trustees without first providing shareholders 60 days written notice of the change.  The Fund does not limit its investments to securities of issuers in a particular market capitalization or maturity range or rating category, and can hold rated and unrated securities below investment grade. The Fund can invest without limit in securities below investment grade (commonly called "junk bonds") to seek total return and higher income.  Therefore, the Fund's credit risks are greater than those of funds that buy only investment-grade bonds. The Fund invests in debt securities of issuers in both developed and emerging markets throughout the world.

Oppenheimer International Growth Fund - The Fund seeks long-term capital appreciation.
The Fund currently invests mainly in common stocks of growth companies that are domiciled outside the United States or have their primary operations outside the
U.S. "Growth companies" are issuers that the Fund's portfolio manager believes have favorable long-term growth prospects.

      The Fund does not limit its investments to issuers within a specific market capitalization range. At times, the Fund may invest a substantial portion of its assets in a particular capitalization range. For example, the Fund currently invests a substantial portion of its assets in stocks issued by small-
to mid-sized companies whose prices may be more volatile than stocks issued by larger companies.
      The Fund can invest in emerging markets as well as developed markets throughout the world, although it may place greater emphasis on investing in one or more particular regions from time to time, such as Asia, Europe or Latin
America. It can invest 100% of its assets in foreign securities. Under normal market conditions,
o     as a fundamental policy, the Fund will invest at least 65% of its total assets in foreign common and preferred stock of issuers in at least three different countries outside the United States;
o     the Fund will emphasize investments in common stocks of issuers that the portfolio manager considers to be "growth" companies.
The Fund can buy securities convertible into common stock and other securities having equity features. The Fund also can use hedging instruments and certain derivative investments to seek capital appreciation or to try to manage investment risks.

Oppenheimer International Small Company Fund, Inc. - The Fund seeks long-term capital appreciation.
The Fund invests mainly in common stock of companies that are domiciled outside the United States or have their primary operations outside the U.S. and have market capitalizations of $3 billion or less. These are described as "small-cap companies." That capitalization parameter is subject to change as the relative market capitalizations of small-cap issuers change over time. The Fund measures that capitalization at the time the Fund buys a security, and it is not required to sell the security if the issuer's capitalization changes. The Fund focuses on stocks of companies that the portfolio manager believes have favorable growth prospects. Under normal circumstances:
o     The Fund will invest at least 80% of its net assets plus borrowings for investment purposes, in equity securities of small-cap companies.
The Fund will invest at least 65% of its total assets in foreign securities. The
Fund is not required to invest a set portion of its assets in a particular geographic region or regions or a particular industry or sector.

Oppenheimer Limited-Term Government Fund - The Fund seeks high current return and safety of principal.
The Fund invests at least 80% of its net assets (plus borrowings used for investment purposes) in debt securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements on those securities and hedging instruments approved by its Board of Trustees.
      The Fund may invest up to 20% of its assets in mortgage-backed securities that are not issued or guaranteed by the U.S. government, its agencies or instrumentalities, asset-backed securities, investment grade corporate debt obligations (having a rating, at the time of acquisition by the Fund of at least
"BBB" by Standard & Poor's Rating Service or "Baa" by Moody's Investors Service
or a comparable rating by another nationally-recognized securities rating organization, or, if unrated, deemed by the Manager to have a comparable rating)
and certain other high quality debt obligations.

      U.S. government securities are debt securities that are issued or guaranteed by the U.S. Treasury, such as Treasury bills, notes or bonds, and securities issued or guaranteed by U.S. government agencies or federally-chartered entities that are referred to as "instrumentalities" of the
U.S. government.  The Fund invests significant amounts of its assets in mortgage-related derivative securities, such as collateralized mortgage obligations ("CMOs") and mortgage participation certificates.  They include mortgage-related securities issued or guaranteed by instrumentalities of the
U.S. government, such as the Government National Mortgage Association.  All of
these different types of securities are generally referred to as "U.S.
government securities" in the prospectus.  The Fund also may enter into forward roll transactions which have risks.

      Not all of the U.S. government securities the Fund buys are issued or guaranteed by the U.S. government as to payment of interest and repayment of principal.  Some are backed by the right of the issuer to borrow from the U.S.
Treasury.  Others are backed only by the credit of the instrumentality.  The securities the Fund buys may pay interest at fixed or floating rates, or may be
"stripped" securities whose interest coupons have been separated from the security and sold separately.
      The Fund seeks to maintain an average effective portfolio duration of not more than three years (measured on a dollar-weighted basis) to try to reduce the volatility of the value of its securities portfolio.  However, the Fund can invest in securities that have short-, medium- or long-term maturities and may use derivative investments to try to reduce interest rate risks.  Because of market events and interest rate changes, the duration of the portfolio might not meet that target at all times.

Oppenheimer Main Street Fund(R)- The Fund seeks a high total return.
The Fund currently invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers.  It also can buy debt securities, such as bonds and debentures, but does not currently emphasize these investments.
In selecting securities for purchase or sale by the Fund, the Fund's portfolio managers use an investment process that combines quantitative models, fundamental research about particular securities and individual judgment.  While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process currently involves the use of:
   o  Multi-factor quantitative models:  The Fund uses both "top down" and
      "bottom up" models.  The "top down" models are primarily used to help the portfolio managers determine their market capitalization exposure (large, mid, small) and rely on indicators such as relative valuations, relative price trends and interest rate relationships.  The "bottom up" models help the portfolio managers identify the most attractive stocks within each market capitalization category.  These stock selection models are based upon many factors that measure the attractiveness of individual securities relative to each other.  The portfolio managers typically follow and analyze more than 3,000 stocks on a daily basis and select those that are deemed attractive.
   o  Fundamental research: The portfolio managers use internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.
   o  Judgment:  The portfolio is then continuously rebalanced by the portfolio managers, using the tools described above.

Oppenheimer Main Street Opportunity Fund(R)- The Fund seeks long-term capital appreciation.
The Fund invests primarily in common stocks of U.S. companies of small, medium and large capitalization ranges.
The Fund's portfolio managers use an investment process that combines quantitative models, fundamental research about particular securities and individual judgment in order to decide which securities to buy or sell.  The selection process currently involves the use of:
   o  Multi-factor quantitative models:  "Top-down" models analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve.  These help direct portfolio emphasis by market capitalization (small, mid, or large), industries, and value or growth styles.  "Bottom up" models help to rank stocks in a universe typically including 3,000 stocks, selecting stocks for relative attractiveness by analyzing stock and company characteristics.
   o  Fundamental research:  Internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.
   o  Judgment:  After analyzing the models and fundamental research, the portfolio managers apply their judgment to decide which securities to buy or sell.

Oppenheimer Main Street Small Cap Fund(R)- The Fund seeks capital appreciation.
The Fund invests mainly in common stocks of small-capitalization ("small-cap")
U.S. companies that the Fund's investment manager, OppenheimerFunds, Inc. (the
"Manager") believes have favorable business trends or prospects. Under normal market conditions, the Fund will invest at least 80% of its net assets
(including any borrowings for investment purposes) in securities of companies having a small market capitalization. These may include "growth" and/or "value"
common stocks and other equity securities. A "value" investment style attempts to find companies whose securities are believed to be undervalued in the marketplace.  A "growth" investment style encompasses a search for companies whose earnings are expected to increase at a greater rate than the overall market. The Fund incorporates a blended style of investing combining both growth and value styles.
      The Fund currently considers an issuer having a market capitalization of up to $3 billion to be a small-cap issuer. The Fund measures that capitalization at the time the Fund buys the security, and it is not required to sell the security if the issuer's capitalization grows above $3 billion. Over time, the Fund may change the range of asset capitalizations it uses to define small-cap issuers, as market conditions change. The Fund's investment program is more fully explained in
"About the Fund's Investments," below.

Oppenheimer MidCap Fund - The Fund seeks capital appreciation.
The Fund invests mainly in equity securities, such as common and preferred stocks and securities convertible into common stock.  It invests primarily in equity securities of U.S. companies, but can also buy foreign stocks.  Under normal market conditions, as a non-fundamental policy, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that have a market capitalization of between $2 billion and $11.5
billion (referred to as "mid-cap" stocks).   The Fund's non-fundamental policy of
investing at least 80% of its net assets in these investments will not be changed by the Fund's Board of Trustees without first providing shareholders 60 days'
written notice.

Oppenheimer Money Market Fund, Inc. - The Fund's objective is to seek the maximum current income that is consistent with stability of principal.
Fund is a money  market  fund.  It  invests in a variety  of  high-quality  money market  instruments to seek income.  Money market instruments are short-term debt instruments issued by the U.S. government,  domestic and foreign corporations and financial  institutions  and other  entities.  They  include,  for example,  bank obligations,  repurchase  agreements,  commercial  paper,  other  corporate  debt obligations and government debt obligations.
      To be considered "high-quality," generally they must be rated in one of the two highest credit-quality categories for short-term securities by nationally-recognized rating services. If unrated, a security must be determined by the Fund's investment manager to be of comparable quality to rated securities.

Oppenheimer Quest International Fund, Inc. - The Fund seeks long-term capital appreciation.
The Fund currently invests mainly in common stocks of companies believed by the
Fund's investment manager, OppenheimerFunds, Inc. (the "Manager"), to be undervalued, that are domiciled outside the United States or have their primary operations outside the U.S.
      The Fund does not limit its investments to issuers within a specific market capitalization range. At times, the Fund may invest a substantial portion of its assets in a particular capitalization range. For example, the Fund may invest a substantial portion of its assets in stocks issued by small and mid-sized companies.
      The Fund can invest in emerging markets as well as developed markets throughout the world, although it may place greater emphasis on investing in one or more particular regions from time to time, such as Europe or Asia. It can invest 100% of its assets in foreign securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in foreign common and preferred stock of issuers in at least five different countries outside the United States.

Oppenheimer Real Estate Fund - The Fund seeks total return through investment in real estate securities.
The Fund has adopted a policy to invest, under normal circumstances, at least 80%
of the value of its net assets (plus the amount of any borrowings for investment purposes) in common stocks and other equity securities issued by real estate companies, such as "real estate investment trusts" ("REITs") and "real estate operating companies" ("REOCs").  This is a non-fundamental policy which the
Fund's Board of Trustees may change upon 60 days' notice to shareholders.
The portfolio manager employs both a top-down and bottom-up method in selecting securities for the Fund.  The portfolio manager's top-down approach is distinguished in that he has extensive access to in-house real estate experts.
The portfolio manager sets the portfolio strategy with the benefit of insight from these experts who can provide field observations regarding local, regional and national real estate trends and fundamentals.
      The top-down process is further aided by the Sub-Advisor's comprehensive property databases that track the real estate markets by property type, geographic metro area and company portfolio.  Proprietary models are maintained that allow the portfolio manager to analyze markets at various levels including
Standard Industrial Classification code, Zip code, and Metropolitan Statistical
Area, resulting in some of the most comprehensive databases in the industry today.  Specifically, portfolio weightings are determined by a national, regional and metro area market analysis of the following factors:
o     Projected growth in supply and demand factors specifically related to the commercial property markets.
o     Expected growth in population, employment, personal income, household formations and propensity to own versus rent.
o     Projected growth in new commercial space by tracking construction in process and building permit activity.
o     Anticipated growth in supply and demand factors impacting residential real estate.
o     Current affordability of the single-family residential real estate market.
o     Expected growth in supply and demand for hotels.
o     Anticipated growth in new construction and building permit activity of all classes of business, leisure and resort hotels.
o     Projected growth in Gross Domestic Product and airline travel.
      The portfolio manager's bottom-up analysis uses traditional equity analysis and includes an assessment of the property portfolio, current business strategy, capital structure and management track record. Specifically, companies are sought that have the following characteristics:
o     Capacity for predictable and sustainable growth in revenue and earnings per share.
o     Dominant owner/operators in their property types and geographic markets, respectively.
o     Property holdings poised for potentially higher growth due to location in markets where land suitable for development is scarce, or due to management's strategic positioning.
o     Strong capital structure and access to capital that may help to effect its long-term business strategy.
o     Experienced senior management with a strong track record and a wide spectrum of industry specific skills.
o     Attractive valuation relative to other companies in our investment universe and to historical valuation in the real estate market.

Oppenheimer Small- & Mid- Cap Fund - The Fund's objective is to seek capital appreciation.
The Fund invests mainly in stocks of U.S. issuers having a market capitalization up to $13 billion. That includes both small cap stocks (stocks of issuers that have a market capitalization under $3 billion) and mid cap stocks (stocks of issuers having a capitalization between $3 billion and $13 billion). The Fund has no fixed ratio for small cap and mid cap stocks in its portfolio, and while its focus is on stocks of U.S. companies, it may invest in stocks of small and mid cap foreign issuers as well. Under normal market conditions the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small-cap and mid-cap domestic and foreign issuers. The Fund emphasizes investment in equity securities of companies that the portfolio managers believe are undervalued in the marketplace.

Oppenheimer Strategic Income Fund - The Fund seeks high current income by investing mainly in debt securities.
The Fund invests mainly in debt securities of issuers in three market sectors:
foreign governments and companies, U.S. government securities and lower-rated high-yield securities of U.S. and foreign companies (commonly called "junk bonds"). Those debt securities typically include:
o     foreign government and U.S. government bonds and notes,
o     collateralized mortgage obligations (CMOs),
o     other mortgage-related securities and asset-backed securities,
o     participation interests in loans,
o     "structured" notes,
o     lower-grade, high-yield domestic and foreign corporate debt obligations,
      and
o     "zero-coupon" or "stripped" securities.
      Under normal market conditions, the Fund invests in each of those three market sectors. However, the Fund is not required to invest in all three sectors at all times, and the amount of its assets in each of the three sectors will vary over time. The Fund can invest up to 100% of its assets in any one sector at any time, if the Fund's investment Manager, OppenheimerFunds, Inc., believes that the Fund can achieve its objective without undue risk. The Fund can invest in issuers in any market capitalization range - large-cap, mid-cap and small-cap, and can buy securities having short- medium- or long-term maturities.
      The Fund's foreign investments can include debt securities of issuers in developed markets and emerging markets. The Fund also uses derivative investments for hedging purposes or to seek higher investment returns. These include options, futures, forward contracts, CMOs and "structured" notes.

U.S. Government Trust - The Fund seeks high current income consistent with preservation of capital.
The Fund invests mainly in U.S. government debt securities. These include debt securities issued or guaranteed by the U.S. Treasury, such as Treasury bills, notes or bonds, and securities issued or guaranteed by agencies or entities that are referred to as "instrumentalities" of the U.S. government.
o     Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings used for investment purposes) in U.S. government securities.
o     The Fund typically invests a substantial portion of its assets in mortgage-related derivative securities, such as collateralized mortgage obligations (called CMOs) and mortgage participation certificates. They include mortgage-related U.S. government securities as well as securities issued by private institutions, such as banks and mortgage companies.
      The Fund's share prices and income levels will fluctuate. The Fund's share prices and distributions are not backed or guaranteed by the U.S. government.
Securities issued by private issuers do not have any U.S. government guarantees.
      The securities the Fund buys may pay interest at fixed or floating rates, or may be "stripped" securities. The Fund can buy securities that have short-, medium- or long-term maturities, and the average maturity of the Fund's portfolio can be expected to change over time. The Fund uses derivative investments, such as interest-only and principal-only securities, to try to enhance income and to manage investment risks.

Oppenheimer Value Fund - The Fund seeks long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. Realization of current income is a secondary consideration.
The Fund may invest mainly in common stocks of different capitalization ranges.
The Fund also can buy other investments, including:
o     Preferred stocks, rights, warrants and convertible debt securities, and
o     Securities of U.S. and foreign companies, although there are limits on the
      Fund's investments in foreign securities.

INFORMATION AND SERVICES

For More Information on Oppenheimer Portfolio Series

The following additional  information about the Funds is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about each Fund's investment policies, risks, and operations. It is incorporated by reference into this prospectus (which means it is legally part of this prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about Fund investments and performance will be available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected Fund performance during its last fiscal year.

How to Get More Information

You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Funds' privacy policy and other information about the Funds, or your account:

-------------------------------------------------------------------------------------------------------
By Telephone:                          Call OppenheimerFunds Services toll-free:
                                       1.800.CALL OPP (225.5677)
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By Mail:                               Write to:
                                       OppenheimerFunds Services
                                       P.O. Box 5270
                                       Denver, Colorado 80217-5270
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On the Internet:                       You can request these documents by e-mail or through the
                                       OppenheimerFunds website.  You may also read or download
                                       certain documents on the OppenheimerFunds website at:
                                       www.oppenheimerfunds.com
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Information about the Funds and the Underlying Funds, including their Statements of Additional Information, can be reviewed and copied at the Securities and
Exchange Commission's Public Reference Room in Washington, D.C. Information on
the operation of the Public Reference Room may be obtained by calling the
Securities and Exchange Commission at 1.202.942.8090.  Reports and other information about the Funds and the Underlying Funds are available on the EDGAR database on the Securities and Exchange Commission's Internet website at
www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the Securities and Exchange Commission's e-mail address:
publicinfo@sec.gov or by writing to the Securities and Exchange Commission's
Public Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about the Funds or to make any representations about the Funds other than what is contained in this prospectus. This prospectus is not an offer to sell shares of any Fund, nor a solicitation of an offer to buy shares of any Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Funds' shares are distributed by:                 [logo]     OppenheimerFunds
Distributor, Inc.
The Funds' SEC File No.: 811-21686
PR0000.005.0507
Printed on recycled paper

                            APPENDIX TO PROSPECTUS OF
                          OPPENHEIMER PORTFOLIO SERIES

      Graphic material included in the prospectus of Oppenheimer Portfolio
Series under the heading: "Annual Total Returns (Class A) (as of 12/31 each year)":

      A bar chart will be included in the prospectus of Oppenheimer Portfolio
Series depicting the annual total returns of a hypothetical investment in Class
A shares of each Fund since inception, without deducting sales charges or taxes.
Set forth below are the relevant data points that will appear on the bar chart:

Conservative Investor Fund

-----------------------------------------------------------------------------------------------------------

                     Year Ended                                       Annual Total Return

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

                      12/31/06                                               8.08%

-----------------------------------------------------------------------------------------------------------

Moderate Investor Fund

-----------------------------------------------------------------------------------------------------------

                     Year Ended                                       Annual Total Return

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

                      12/31/06                                               10.07%

-----------------------------------------------------------------------------------------------------------

Equity Investor Fund

-----------------------------------------------------------------------------------------------------------

                     Year Ended                                       Annual Total Return

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

                      12/31/06                                               14.24%

-----------------------------------------------------------------------------------------------------------

Active Allocation Fund

-----------------------------------------------------------------------------------------------------------

                     Year Ended                                       Annual Total Return

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

                      12/31/06                                               13.93%

-----------------------------------------------------------------------------------------------------------

Oppenheimer Portfolio Series
      Conservative Investor Fund
      Moderate Investor Fund
      Equity Investor Fund
      Active Allocation Fund

6803 South Tucson Way, Centennial, Colorado 80112
1.800.CALL OPP (225.5677)

Statement of Additional Information dated May 30, 2007

This Statement of Additional Information ("SAI") is not a Prospectus. This
document contains additional information about the Funds and supplements information in the Prospectus dated May 30, 2007. It should be read together with the Prospectus. You can obtain the Prospectus by writing to the Funds'
Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado
80217, or by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet web site at
www.oppenheimerfunds.com.

Contents                                                                Page

About the Funds
Additional Information About the Funds' Investment Policies and Risks...
    The Funds' Investment Policies......................................
    The Underlying Funds' Investment Policies...........................
      Equity Securities.................................................
      Debt Securities...................................................
      Derivative Securities.............................................
      Other Investments and Investment and Strategies...................
    Investment Restrictions.............................................
Disclosure of Portfolio Holdings........................................
How the Funds are Managed...............................................
    Organization and History............................................
    Board of Trustees and Oversight Committees..........................
    Trustees and Officers of the Funds..................................
    The Manager.........................................................
Brokerage Policies of the Funds.........................................
Distribution and Service Plans..........................................
Payments to Fund Intermediaries.........................................
Performance of the Funds................................................
About Your Account
How to Buy Shares.......................................................
How to Sell Shares......................................................
How to Exchange Shares..................................................
Dividends, Capital Gains and Taxes......................................
Additional Information About the Funds..................................

Financial Information About the Funds
Report of Independent Registered Public Accounting Firm.................
Financial Statements....................................................

ABOUT  THE  FUNDS

Additional Information About the Funds' Investment Policies and Risks

      The investment objective, the principal investment policies, and the main risks of the Funds are described in the Prospectus. Each Fund is a special type of fund known as a "fund of funds" that invests primarily in a diversified portfolio of Oppenheimer mutual funds. Those funds are referred to as the "Underlying Funds." This Statement of Additional Information
contains supplemental information about those policies and risks and the types of securities the Funds' and Underlying Funds' investment manager,
OppenheimerFunds, Inc. (the "Manager"), can select for the Funds or the
Underlying Funds. Additional information is also provided about the strategies that each Fund may use to try to achieve its objective.

The Funds' Investment Policies.  Each Fund normally invests in a portfolio of
Class Y shares of the Oppenheimer Underlying Funds. The Funds may invest in
Class A shares of an Underlying Fund if Class Y shares are not available. The composition of those investments, and the factors considered in allocating the Funds' assets among the Underlying Funds, may vary over time. From time to time, the Funds may also invest in the securities of individual issuers directly, as described below. The risks of such direct investments in those securities are the same risks that the securities have in the portfolios of the Underlying Funds. However a Fund may have greater exposure to such securities, and therefore to such risks, when it makes a direct investment.

The Underlying Funds' Investment Policies.  The Funds' Prospectus includes the investment objective and a brief description of each of the Underlying
Funds. The Underlying Funds are currently: Oppenheimer Capital Appreciation
Fund ("Capital Appreciation Fund"), Oppenheimer Champion Income Fund
("Champion Income Fund"), Oppenheimer Commodity Strategy Total Return Fund
("Commodity Strategy Total Return Fund"), Oppenheimer Core Bond Fund ("Core
Bond Fund"), Oppenheimer Developing Markets Fund ("Developing Markets Fund"),
Oppenheimer Discovery Fund ("Discovery Fund"), Oppenheimer Global Fund
("Global Fund"), Oppenheimer Global Opportunities Fund ("Global Opportunities
Fund"), Oppenheimer Gold & Special Minerals Fund ("Gold & Special Minerals
Fund"), Oppenheimer Growth Fund ("Growth Fund"), Oppenheimer International
Bond Fund ("International Bond Fund"), Oppenheimer International Growth Fund
("International Growth Fund"), Oppenheimer International Small Company Fund,
Inc. ("International Small Company Fund"),  Oppenheimer Limited-Term
Government Fund ("Limited-Term Government Fund"), Oppenheimer Main Street
Fund(R)("Main Street Fund"), Oppenheimer Main Street Opportunity Fund(R)("Main
Street Opportunity Fund"), Oppenheimer Main Street Small Cap Fund(R)("Main
Street Small Cap Fund"), Oppenheimer MidCap Fund ("MidCap Fund"), Oppenheimer
Money Market Fund, Inc. ("Money Market Fund"), Oppenheimer Quest
International Fund, Inc. ("Quest International Fund"), Oppenheimer Real
Estate Fund ("Real Estate Fund"), Oppenheimer Small- & Mid- Cap Fund ("Small-
& Mid- Cap Fund"), Oppenheimer Strategic Income Fund ("Strategic Income
Fund"), Oppenheimer U.S. Government Trust ("U.S. Government Trust") and
Oppenheimer Value Fund ("Value Fund").

Set forth below is supplemental information about the types of securities the
Underlying Funds may invest in, as well as strategies the Underlying Funds may use to try to achieve their objectives. The charts below indicates some of the types of securities and strategies that each of the Underlying Funds may use. The choice of Underlying Funds, the objectives and investment policies of the Underlying Funds and the Funds' allocations to the Underlying
Funds may change without notice to or approval of the Funds' shareholders.

-----------------------------------------------------------------------------------------------------------------

                                                               Commodity
                                   Capital                     Strategy
                                 Appreciation    Champion    Total Return   Core Bond   Developing   Discovery
                                     Fund       Income Fund      Fund         Fund     Markets Fund     Fund

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Equity Securities

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Common Stock                          X              X             -            X           X            X

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Preferred Stock                       X              X             -            X           X            X

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Convertible Securities                X              X             X            X           X            X

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Rights                                X              X             -            X           X            X

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Warrants                              X              X             -            X           X            X

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Growth Companies                      X              -             -            -           X            X

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Value Companies                       -              -             -            -           -            -

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Mid-Cap Companies                     X              -             -            -           -            -

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Small-Cap Companies                   X              -             -            -           X            X

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Unseasoned Issuers                    X              -             -            -           X            X

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Cyclical Opportunities                X              -             -            -           -            X

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Real Estate Investment Trusts         -              -             -            -           -            -
(REITs)

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Foreign Equity Securities             X              X             X            X           X            X

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

  Developing Markets                  -              X             X            X           X            X

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

  Privatization Programs              -              -             -            -           X            -

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Investment Company Securities         X              X             X            X           -            X

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Fixed Income Securities

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Floating Rate Securities              -              X             X            X           -            -

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Variable Rate Securities              -              X             X            X           -            -

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Zero Coupon Securities                -              X             X            X           -            -

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Lower Grade Debt Securities           -              X             X            X           -            -

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Bank Obligations and Related          -              -             X            X           -            -
Securities

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Loan Participation Interests          -              X             X            X           -            -

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Master Demand Notes                   -              -             X            X           -            -

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Foreign Debt Obligations              X              X             X            X           -            -

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

U.S. Government Securities            X              X             X            X           X            X

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

  U.S. Treasury Obligations           X              X             X            X           X            X

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

  Government Agency Obligations       X              X             X            X           X            -

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Mortgage Related Securities           -              X             X            X           -            -

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

  Collateralized Mortgage             -              X             X            X           -            -
  Obligations (CMOs)

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

  Forward Rolls                       -              X             X            X           -            -

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

  Stripped Mortgage Related           -              X             X            X           -            -
  Securities

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

  Mortgage Related Government         -              X             X            X           -            -
  Obligations

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

  Commercial Mortgage Related         -              X             X            X           -            -
  Obligations

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Asset Backed Securities               -              X             X            X           -            -

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Money Market Instruments              X              X             X            X           X            X

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Commercial Paper                      -              -             X            X           X            X

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Derivatives

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Futures                               X              X             X            X           X            X

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Options                               X              X             -            X           X            X

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

  Write Covered Calls                 X              X             X            X           X            X

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

  Write Put Options                   X              X             X            X           X            X

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

  Purchase Puts and Calls             X              X             X            X           X            X

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

  Foreign Currency Options            X              X             X            X           X            X

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Forward Contracts                     X              X             X            X           X            X

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Interest Rate Swaps                   -              X             X            X           -            -

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Total Return Swaps                    -              -             -            -           -            -

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Swaptions                             -              X             X            X           -            -

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Credit Derivatives                    -              X             X            X           -            -

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Structured Notes                      -              X             X            X           -            -

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Other Investments and
Strategies

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Repurchase Agreements                 X              X             X            X           X            X

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Reverse Repurchase Agreements         -              -             X            -           -            X

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

When Issued Securities                -              X             X            X           X            -

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Delayed Delivery Securities           -              X             X            X           X            -

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Securities Lending                    X              X             X            X           X            X

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Borrowing for Leverage                -              -             -            -           X            X

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Illiquid and Restricted               X              X             X            X           X            X
Securities

-----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

                              Global Fund       Global          Gold &     Growth Fund  International  International
                                             Opportunities     Special
                                                 Fund       Minerals Fund                 Bond Fund     Growth Fund

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

Equity Securities

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

  Common Stock                     X               X              X             X             X              X

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

  Preferred Stock                  X               X              X             -             X              X

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

  Convertible Securities           X               X              X             X             X              X

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

  Rights                           X               X              X             -             X              X

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

  Warrants                         X               X              X             -             X              X

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

  Growth Companies                 X               X              X             X             -              X

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

  Value Companies                  -               -              -             -             -              -

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

  Mid-Cap Companies                X               -              -             X             -              X

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

  Small-Cap Companies              X               -              -             X             -              X

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

  Unseasoned Issuers               X               X              X             X             -              X

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

  Cyclical Opportunities           X               -              -             X             -              X

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

  Real Estate Investment           X               X              -             -             -              -
  Trusts (REITs)

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

  Foreign Equity Securities        X               X              X             X             X              X

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

   Developing Markets              X               X              X             -             X              X

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

   Privatization Programs          -               -              -             -             X              -

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

  Investment Company               -               X              X             X             X              -
  Securities

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

Fixed Income Securities

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

  Floating Rate Securities         -               X              -             -             X              -

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

  Variable Rate Securities         -               X              -             -             X              -

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

  Zero Coupon Securities           X               X              -             -             X              -

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

  Lower Grade Debt                 X               X              -             -             X              X
  Securities

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

  Bank Obligations and             -               -              -             -             X              X
  Related Securities

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

  Loan Participation               -               -              -             -             -              -
  Interests

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

  Master Demand Notes              -               -              -             -             -              -

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

  Foreign Debt Obligations         -               X              -             -             X              X

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

  U.S. Government Securities       X               X              -             X             X              X

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

   U.S. Treasury Obligations       X               X              -             X             X              X

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

   Government Agency               X               -              -             X             -              X
   Obligations

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

  Mortgage Related                 X               X              -             -             X              -
  Securities

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

   Collateralized Mortgage         -               X              -             -             X              -
   Obligations (CMOs)

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

   Forward Rolls                   X               X              -             -             X              -

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

   Stripped Mortgage               -               X              -             -             X              -
   Related Securities

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

   Mortgage Related                -               -              -             -             -              -
   Government Obligations

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

   Commercial Mortgage             -               X              -             -             X              -
   Related Obligations

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

  Asset Backed Securities          -               X              -             -             -              -

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

  Money Market Instruments         X               X              X             X             X              X

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

  Commercial Paper                 X               X              X             -             X              -

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

Derivatives

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

  Futures                          X               X              X             X             X              X

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

  Options                          X               X              X             X             X              X

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

   Write Covered Calls             X               X              X             X             X              X

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

   Write Put Options               X               X              X             X             X              X

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

   Purchase Puts and Calls         X               X              X             X             X              X

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

   Foreign Currency Options        X               X              X             X             X              X

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

  Forward Contracts                X               X              X             X             X              X

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

  Interest Rate Swaps              X               X              -             -             X              -

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

  Total Return Swaps               -               -              -             -             X              X

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

  Swaptions                        X               X              -             -             -              -

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

  Credit Derivatives               -               -              -             -             -              -

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

  Structured Notes                 -               X              -             -             X              -

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

Other Investments and
Strategies

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

  Repurchase Agreements            X               X              X             X             X              X

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

  Reverse Repurchase               X               X              -             -             -              X
  Agreements

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

  When Issued Securities           -               X              -             -             X              -

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

  Delayed Delivery                 -               X              -             -             X              -
  Securities

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

  Securities Lending               X               X              X             X             X              X

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

  Borrowing for Leverage           X               X              X             -             X              X

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

  Illiquid and Restricted          X               X              X             X             X              X
  Securities

----------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------

                            International  Limited- Term  Main       Main Street Main Street MidCap Fund    Money
                            Small Company    Government   Street     Opportunity  Small Cap                Market
                                 Fund           Fund        Fund        Fund         Fund                Fund, Inc.

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Equity Securities

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

  Common Stock                    X              -            X          X            X           X           -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

  Preferred Stock                 X              -            X          X            X           X           -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

  Convertible Securities          X              -            X          X            X           X           -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

  Rights                          X              -            X          X            X           X           -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

  Warrants                        X              -            X          X            X           X           -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

  Growth Companies                X              -            X          X            X           X           -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

  Value Companies                 -              -            X          X            X           -           -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

  Mid-Cap Companies               -              -            X          X            X           X           -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

  Small-Cap Companies             -              -            X          X            X           X           -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

  Unseasoned Issuers              X              -            X          X            X           X           -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

  Cyclical Opportunities          -              -            -          -            -           X           -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

  Real Estate Investment          -              -            -          -            -           -           -
  Trusts (REITs)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

  Foreign Equity Securities       X              -            X          X                        X           -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

   Developing Markets             X              -            -          -            X           X           -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

   Privatization Programs         -              -            -          -            -           -           -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

  Investment Company              X              X            X          X            X           X           -
  Securities

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Fixed Income Securities

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

  Floating Rate Securities        -              X            -          -            -           -           X

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

  Variable Rate Securities        -              X            -          -            -           -           X

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

  Zero Coupon Securities          -              -            -          -            -           -           -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

  Lower Grade Debt                -              -            X          -            -           X           -
  Securities

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

  Bank Obligations and            -              X            -          -            X           -           X
  Related Securities

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

  Loan Participation              -              -            -          -            -           -           X
  Interests

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

  Master Demand Notes             -              -            -          -            -           -           X

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

  Foreign Debt Obligations        -              -            X          X            -           X           -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

  U.S. Government                 -              X            X          X            X           X           X
  Securities

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

   U.S. Treasury                  -              X            X          X            X           X           -
   Obligations

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

   Government Agency              -              X            X          X            X           X           -
   Obligations

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Mortgage Related Securities       -              X            -          -            -           -           -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

  Collateralized Mortgage         -              X            -          -            -           -           -
  Obligations (CMOs)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

  Forward Rolls                   -              -            -          -            -           -           -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

  Stripped Mortgage               -              -            -          -            -           -           -
  Related Securities

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

  Mortgage Related                -              X            -          -            -           -           -
  Government Obligations

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

  Commercial Mortgage             -              -            -          -            -           -           -
  Related Obligations

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

  Asset Backed Securities         -              X            -          -            -           -           X

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

  Money Market Instruments        X              X            X          X            X           X           X

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

  Commercial Paper                X              X            X          X            X           -           -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Derivatives                                                                                                   -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

  Futures                         X              X            X          X            X           X           -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

  Options                         X              X            X          X            X           -           -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

   Write Covered Calls            X              X            X          X            X           X           -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

   Write Put Options              X              X            X          X            X           X           -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

   Purchase Puts and Calls        X              X            X          X            X           X           -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

   Foreign Currency Options       X              -            X          X            X           X           -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

  Forward Contracts               X              -            X          X            X           X           -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

  Interest Rate Swaps             -              X            X          -            -           -           -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

  Total Return Swaps              -              -            -          -            -           -           -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

  Swaptions                       -              -            X          -            -           -           -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

  Credit Derivatives              -              -            -          -            -           -           -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

  Structured Notes                -              -            -          -            -           -           -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Other Investments and
Strategies

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

  Repurchase Agreements           X              X            X          X            X           X           X

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

  Reverse Repurchase              -              X            -          -            X           -           -
  Agreements

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

  When Issued Securities          -              X            X          -            X           -           -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

  Delayed Delivery                -              X            -          -            X           -           -
  Securities

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

  Securities Lending              X              X            X          X            X           X           -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

  Borrowing for Leverage          X              -            -          -            -           X           -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

  Illiquid and Restricted         X              X            X          X            X           X           X
  Securities

---------------------------------------------------------------------------------------------------------------------

 ------------------------------------------------------------------------------------------------------------------

                                  Quest        Real Estate  Small- & Mid-   Strategic        U.S.      Value Fund
                              International                                               Government
                                Value Fund        Fund      Cap Value Fund Income Fund       Trust

 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------

 Equity Securities

 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------

 Common Stock                       X              -              X             X             -            X

 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------

 Preferred Stock                    X              -              X             X             -            X

 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------

 Convertible Securities             X              X              X             X             -            X

 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------

 Rights                             X              X              X             X             -            X

 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------

 Warrants                           X              X              X             X             -            X

 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------

 Growth Companies                   -              -              -             -             -            -

 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------

 Value Companies                    X              -              X             -             -            X

 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------

 Mid-Cap Companies                  X              -              X             -             -            X

 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------

 Small-Cap Companies                X              -              X             -             -            X

 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------

 Unseasoned Issuers                 X              -              X             -             -            -

 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------

 Cyclical Opportunities             X              -              -             -             -            -

 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------

 Real Estate Investment             -              X              -             -             -            -
 Trusts (REITs)

 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------

 Foreign Equity Securities          X              -              X             -             -            X

 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------

   Developing Markets               X              -              X             X             -            X

 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------

   Privatization Programs           -              -              -             -             -            -

 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------

 Investment Company Securities      X              X              X             X             -            X

 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------

 Fixed Income Securities

 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------

 Floating Rate Securities           -              X              -             X             X            X

 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------

 Variable Rate Securities           -              -              -             X             X            X

 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------

 Zero Coupon Securities             -              -              -             X             X            X

 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------

 Lower Grade Debt Securities        X              X              X             X             -            X

 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------

 Bank Obligations and               X              -              X             X             -            X
 Related Securities

 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------

 Loan Participation Interests       -              -              X             -             -            -

 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------

 Master Demand Notes                X              -              X             -             -            X

 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------

 Foreign Debt Obligations           X              -              X             -             -            X

 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------

 U.S. Government Securities         X              X              X             X             X            X

 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------

   U.S. Treasury Obligations        X              X              X             X             X            X

 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------

   Government Agency                X              X              X             -             X            X
   Obligations

 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------

 Mortgage Related Securities        -              -              -             X             X            X

 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------

   Collateralized Mortgage          X              -              -             X             X            X
   Obligations (CMOs)

 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------

   Forward Rolls                    -              -              -             X             X            -

 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------

   Stripped Mortgage Related        -              -              -             X             X            X
   Securities

 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------

   Mortgage Related                 X              -              -             -             X            X
   Government Obligations

 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------

   Commercial Mortgage              -              -              -             -             X            -
   Related Obligations

 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------

 Asset Backed Securities            -              -              -             X             X            -

 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------

 Money Market Instruments           X              X              X             -             X            X

 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------

 Commercial Paper                   X              X              X             X             -            X

 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------

 Derivatives

 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------

 Futures                            X              X              X             X             X            X

 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------

 Options                            X              X              -             X             -

 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------

   Write Covered Calls              X              X              X             X             X            X

 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------

   Write Put Options                X              X              X             X             X            X

 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------

   Purchase Puts and Calls          X              X              X             X             X            X

 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------

   Foreign Currency Options         X              X              X             X             -            X

 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------

 Forward Contracts                  X              X              X             X             -            X

 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------

 Interest Rate Swaps                -              X              -             X             X            -

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 Total Return Swaps                 -              -              -             X             -            -

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 Swaptions                          -              -              -             X             X            -

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 Credit Derivatives                 -              -              -             -             -            -

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 Structured Notes                   -              -              -             X             -            -

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 Other Investments and
 Strategies

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 Repurchase Agreements              X              X              X             X             X            X

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 Reverse Repurchase                 -              -              X             -             X            X
 Agreements

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 When Issued Securities             X              -              X             X             X            X

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 Delayed Delivery Securities        X              -              X             X             X            X

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 Securities Lending                 X              X              X             X             X            X

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 Borrowing for Leverage             -              -              -             X             -            -

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 Illiquid and Restricted            X              X              X             X             -            X
 Securities

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      The Funds and the Underlying Funds are not required to use all of these investment techniques and strategies in seeking their objectives. They may use some of the investment techniques and strategies only at certain times or not at all.

For more complete information about each Underlying Fund's investment policies and strategies, please refer to each Underlying Fund's prospectus.
You may obtain a copy of an Underlying Fund's prospectus by calling
1.800.225.5677, or by downloading it from the OppenheimerFunds, Inc. website at www.oppenheimerfunds.com.

Equity Securities

Some of the Underlying Funds focus their investments in equity securities of
U.S. and/or foreign companies. Equity securities include common stocks, preferred stocks, rights and warrants, and securities convertible into common stock. Investments in equity securities may include stocks of companies of all market capitalization ranges: small-cap, mid-cap and large-cap. Certain of the Underlying Funds emphasis equity investments in one or more capitalization ranges. Certain of the Underlying Funds pursue a "growth"
investing strategy, while others pursue a "value" investing policy.

      |X|   Preferred Stock.  Some of the Underlying Funds may invest in preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid on the issuer's common stock. Preferred stock may be "participating"
stock, which means that it may be entitled to a dividend exceeding the stated
dividend in certain cases.

      If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing calls or redemptions prior to maturity, which can also have a negative impact on prices when interest rates decline.

      Preferred stocks are equity securities because they do not constitute a liability of the issuer and therefore do not offer the same degree of assurance of continued income as debt securities. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities. Preferred stock generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation.

      |X|   Convertible Securities.  Some of the Underlying Funds may invest in convertible securities. Convertible securities are debt securities that are convertible into an issuer's common stock. Convertible securities rank senior to common stock in a corporation's capital structure and therefore are subject to less risk than common stock in the case of the issuer's bankruptcy or liquidation.

      The value of a convertible security is a function of its "investment value" and its "conversion value." If the investment value exceeds the conversion value, the security will behave more like a debt security and the security's price will likely increase when prevailing interest rates fall and decrease when prevailing interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security.
In that case, it will likely sell at a premium over its conversion value and its price will tend to fluctuate directly with the price of the underlying security.

      While some convertible securities are a form of debt security, in certain cases their conversion feature (allowing conversion into equity securities) causes them to be regarded by the Manager more as "equity equivalents." As a result, the credit rating assigned to the security might have less impact on the Manager's investment decision with respect to convertible securities than in the case of non-convertible fixed-income securities. Convertible debt securities are subject to the credit risks and interest rate risks described below in "Main Risks of Debt Securities."

      To determine whether convertible securities should be regarded as
"equity equivalents," the Manager may examine the following factors:

         (1)whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
         (2)whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis
            (considering the effect of conversion of the convertible
            securities), and

         (3)the extent to which the convertible security may be a defensive
            "equity substitute," providing the ability to participate in any appreciation in the price of the issuer's common stock.

      |X|   Rights and Warrants. Some of the Underlying Funds may invest in warrants or rights. For specific limitations on the Underlying Funds'
investments in rights and warrants, refer to the Statement of Additional
Information for each Underlying Fund.

      Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

      |X|   Growth Companies. Some of the Underlying Funds invest in growth companies. Growth companies are those companies that the Manager believes are entering into growth cycles in their businesses, with the expectation that their stock will increase in value. They may be established companies as well as newer companies in the development stage.

      Growth companies may have a variety of characteristics that, in the
Manager's view, define them as "growth" issuers. They may be generating or applying new technologies, new or improved distribution techniques or new services. They may own or develop natural resources. They may be companies that can benefit from changing consumer demands or lifestyles, or companies that have projected earnings in excess of the average for their sector or industry. In each case, they have prospects that the Manager believes are favorable for the long term. The portfolio managers of the Underlying Funds look for growth companies with strong, capable management sound financial and accounting policies, successful product development and marketing and other factors.

      |X|   Value Investing. In selecting equity investments, the portfolio managers of certain Underlying Funds may use a value investing style. In using a value approach, the portfolio managers seek stock and other equity securities that appear to be temporarily undervalued, by various measures, such as price/earnings ratios. Value investing seeks stocks having prices that are low in relation to their real worth or future prospects, in the hope that the portfolios will realize appreciation in the value of their holdings when other investors realize the intrinsic value of the stock.

      Using value investing requires research as to the issuer's underlying financial condition and prospects. Some of the measures used to identify these securities include, among others:

o     Price/Earnings Ratio, which is the stock's price divided by its earnings per share. A stock having a price/earnings ratio lower than its historical range, or the market as a whole or that of similar companies may offer attractive investment opportunities.
o     Price/Book Value Ratio, which is the stock price divided by the book value of the company per share, which measures the company's stock price in relation to its asset value.
o     Discounted Future Value Analysis, which involves two steps: determining the probable value of the stock at a specific point in the future by researching the current and future prospects of the company;
            and then comparing the probable value to the current stock price to determine if the stock is sufficiently undervalued and if it offers an attractive return over the investment horizon.
o     Valuation of Assets, which compares the stock price to the value of the company's underlying assets, including their projected value in the marketplace and liquidation value.

      |X|   Small- and Mid-Cap Issuers.  Securities of small- and mid-
capitalization issuers may be subject to greater price volatility in general than securities of large-cap issuers. Therefore, to the degree that an
Underlying Fund has investments in small- or mid-capitalization companies at times of market volatility, its share prices may fluctuate more than a fund that invests in the securities of large-capitalization companies. The market capitalization ranges used by the Underlying Funds will vary from fund to fund. For specific information on the market capitalization ranges and types of investments in equity securities for an Underlying Fund, refer to the
Prospectus and Statement of Information for each Underlying Fund.

      |X|   Investing in Small, Unseasoned Companies.  Some of the Underlying
Funds can invest in securities of small, unseasoned companies. These are companies that have been in operation for less than three years, including the operations of any predecessors. Securities of these companies may be subject to volatility in their prices. They may have a limited trading market, which may adversely affect an Underlying Fund's ability to dispose of them and can reduce the price the Underlying Fund might be able to obtain for them. Other investors that own a security issued by a small, unseasoned issuer for which there is limited liquidity might trade the security when the
Underlying Fund is attempting to dispose of its holdings of that security. In that case, an Underlying Fund might receive a lower price for its holdings than might otherwise be obtained. For specific limitations on the Underlying
Fund's investments in small, unseasoned companies, refer to the Statement of
Additional Information for each Underlying Fund.

      |X|   Cyclical Opportunities.  Some of the Underlying Funds seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the portfolio manager(s) of those
Underlying Funds believes they have growth potential. For example, when the economy is expanding, companies in the consumer durable and technology sectors might benefit and offer long-term growth opportunities. Other cyclical industries include insurance, for example. Those Underlying Funds focus on seeking growth over the long term, but could seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries.

      |X|   Real Estate Investment Trusts (REITs). Some of the Underlying
Funds can invest in real estate investment trusts, as well as real estate development companies and operating companies. They can also buy shares of companies engaged in other real estate businesses. REITs are trusts that sell shares to investors and use the proceeds to invest in real estate. A REIT can focus on a particular project, such as a shopping center or apartment complex, or may buy many properties or properties located in a particular geographic region.

      To the extent a REIT focuses on a particular project, sector of the real estate market or geographic region, its share price will be affected by economic and political events affecting that project, sector or geographic region. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices also may drop because of the failure of borrowers to pay their loans, a dividend cut, a disruption to the real estate investment sales market, changes in federal or state taxation policies affecting REITs, and poor management.

|X|   Investing in Foreign Securities.  Some of the Underlying Funds may
invest in foreign securities. "Foreign securities" include equity and debt securities issued or guaranteed by companies organized under the laws of countries other than the United States and debt securities issued or guaranteed by governments other than the U.S. government or by foreign supra-national entities, such as the International Bank for Reconstruction and Development ("World Bank"). They also include securities of companies
(including those that are located in the U.S. or organized under U.S. law)
that derive a significant portion of their revenue or profits from foreign businesses, investments or sales, or that have a significant portion of their assets abroad. Those securities may be traded on foreign securities exchanges or in the foreign over-the-counter markets. Securities denominated in foreign currencies issued by U.S. companies are also considered to be "foreign securities." For specific information on the type of securities that an
Underlying Fund considers "foreign securities" and the limitations on the total amount of assets of the Underlying Funds that can be invested in foreign securities, refer to the prospectuses and statements of additional information for the Underlying Funds.

      Securities of foreign issuers that are represented by American
Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets may be considered "foreign securities" for the purpose of the Underlying Funds' investment allocations because they are subject to some of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer income potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign securities markets that do not move in a manner parallel to U.S. markets, or to benefit from the appreciation relative to the U.S. Dollar of foreign currencies in which such securities may denominated. The Underlying Funds will hold foreign currency only in connection with the purchase or sale of foreign securities.

      |X|   Risks of Foreign Investing. Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:

o     reduction of income by foreign taxes;
o     fluctuation in value of foreign investments due to changes in currency, rates or currency devaluation, or currency control regulations (for example, currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater volatility and less liquidity on foreign markets than in the
         U.S.;
o     less governmental regulation of foreign issuers, securities exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o     foreign withholding taxes;

     o possibilities in some countries of expropriation,  confiscatory taxation, political,  financial or social instability or adverse diplomatic  developments;
and

     o possible  unfavorable  differences  between the U.S.  economy and foreign economies.

     In the past, U.S.  government policies have discouraged certain investments abroad by U.S.  investors,  through  taxation or other  restrictions,  and it is possible that such  restrictions  could be re-imposed.  Certain types of foreign securities have other particular risks. The following information describes some of the risks of particular foreign securities.

     |X| Passive Foreign Investment  Companies.  Some securities of corporations domiciled  outside the U.S.  which the  Underlying  Funds may  purchase,  may be considered passive foreign investment  companies  ("PFICs") under U.S. tax laws.
PFICs are those foreign  corporations  which generate  primarily passive income.
They tend to be growth  companies  or  "start-up"  companies.  For  federal  tax purposes,  a  corporation  is  deemed  a  PFIC  if 75% or  more  of the  foreign corporation's  gross  income for the income year is passive  income or if 50% or more of its  assets  are assets  that  produce  or are held to  produce  passive income. Passive income is further defined as any income to be considered foreign personal  holding  company  income  within the subpart F  provisions  defined by
Internal Revenue Code ("IRC")ss.954.

     Investing in PFICs involves the risks  associated with investing in foreign securities, as described above. There are also the risks that an Underlying Fund may not realize that a foreign  corporation  it invests in is a PFIC for federal tax  purposes.  Federal  tax laws  impose  severe tax  penalties  for failure to properly report investment income from PFICs. Following industry standards,  the
Underlying  Funds  make  every  effort to ensure  compliance  with  federal  tax reporting of these investments.  PFICs are considered foreign securities for the purposes of the Underlying Funds' minimum percentage requirements or limitations of investing in foreign securities.

     Subject  to the  limits  under  the  Investment  Company  Act of 1940  (the
"Investment  Company  Act"),  the  Underlying  Funds may also  invest in foreign mutual funds which are also deemed  PFICs  (since  nearly all of the income of a mutual fund is generally passive income).  Investing in these types of PFICs may allow exposure to various  countries  because some foreign  countries  limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein.

     In  addition  to bearing  their  proportionate  share of a Fund's  expenses
(management fees and operating expenses), shareholders will also indirectly bear similar  expenses  of such  entities.  Additional  risks of  investing  in other investment  companies are described below under  "Investment in Other Investment
Companies."

     |X|  Special  Risks  of  Emerging  and  Developing  Markets.  Emerging  and
developing markets abroad may also offer special opportunities for investing but have greater risks than more developed foreign markets, such as those in Europe,
Canada,  Australia,  New Zealand and Japan.  There may be even less liquidity in their securities  markets,  and settlements of purchases and sales of securities may be subject  to  additional  delays.  They are  subject  to greater  risks of limitations  on the  repatriation  of income and  profits  because  of  currency restrictions  imposed by local governments.  Those countries may also be subject to the risk of greater  political  and economic  instability,  which can greatly affect the volatility of prices of securities in those countries. The Underlying
Funds' Manager will consider these factors when  evaluating  securities in these markets.  For specific  limitations  on the  Underlying  Funds'  investments  in
emerging  and  developing   markets,   refer  to  the  Statement  of  Additional
Information for each Underlying Fund.

     o Settlement of Transactions.  Settlement  procedures in developing markets may differ from those of more established  securities  markets.  Settlements may also be  delayed  by  operational  problems.  Securities  issued  by  developing countries and by issuers  located in those  countries may be subject to extended settlement  periods.  Delays in  settlement  could result in  temporary  periods during  which a portion of an  Underlying  Fund's  assets is  uninvested  and no return is earned on those assets.  The  inability of an Underlying  Fund to make intended  purchases of  securities  due to  settlement  problems  could cause an
Underlying  Fund to miss  investment  opportunities.  An  Underlying  Fund could suffer  losses from the  inability  to dispose of  portfolio  securities  due to settlement problems. As a result there could be subsequent declines in the value of the portfolio security, a decrease in the level of liquidity of an Underlying
Fund's  portfolio or, if an Underlying  Fund has entered into a contract to sell the security, a possible liability to the purchaser.

     o  Price  Volatility.  Securities  prices  in  developing  markets  may  be significantly  more volatile than is the case in more  developed  nations of the world.  In  particular,  countries  with  emerging  markets may have  relatively unstable  governments.  That presents the risk of nationalization of businesses, restrictions  on foreign  ownership or  prohibitions  of repatriation of assets.
These  countries may have less protection of property rights than more developed countries.  The economies of developing  countries may be predominantly based on only a few industries and, as such, may be highly vulnerable to changes in local or global trade conditions.

     o Less Developed  Securities Markets.  Developing market countries may have less  well-developed  securities  markets and exchanges.  Consequently they have lower trading  volume than the securities  markets of more developed  countries.
These  markets  may be unable to respond  effectively  to  increases  in trading volume.  Therefore,  prompt liquidation of substantial portfolio holdings may be difficult at times. As a result,  these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability.

     o Government  Restrictions.  In certain  developing  countries,  government approval may be required for the repatriation of investment  income,  capital or the proceeds of sales of securities by foreign investors,  such as an Underlying
Fund.  Also,  a  government  might impose  temporary  restrictions  on remitting capital abroad if the country's balance of payments deteriorates, or it might do so for other  reasons.  If  government  approval  were  delayed or  refused,  an
Underlying Fund could be adversely  affected.  Additionally,  an Underlying Fund could be adversely  affected by the imposition of restrictions on investments by foreign entities.

     o Privatization Programs. The governments in some developing countries have
been   engaged  in  programs  to  sell  all  or  part  of  their   interests  in
government-owned  or controlled  enterprises.  Privatization  programs may offer opportunities for significant capital  appreciation,  and the Manager may invest
Underlying  Funds  assets in  privatization  programs in what it considers to be appropriate  circumstances.  In certain  developing  countries,  the  ability of foreign  entities such as an Underlying  Fund to  participate  in  privatization programs  may be  limited  by local  law.  Additionally,  the  terms on which an
Underlying Fund might be permitted to participate may be less  advantageous than those afforded  local  investors.  There can be no assurance that  privatization programs will be successful.

     |X| Investment in Other Investment Companies.  Some of the Underlying Funds
can also  invest in the  securities  of other  investment  companies,  which can include open-end funds,  closed-end funds and unit investment trusts, subject to the limits set forth in the Investment  Company Act that apply to those types of investments.  For  example,  an  Underlying  Fund may invest in  exchange-traded funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange.  The Underlying Fund might do so as a way of gaining exposure to
the  segments  of  the  equity  or  fixed-income   markets  represented  by  the
exchange-traded  fund's portfolio,  at times when the Underlying Fund may not be able to buy those portfolio  securities directly.  As a non-fundamental  policy, the  Underlying  Funds  cannot  invest  in the  securities  of other  registered open-end  investment  companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of section 12(d)(1) of the Investment Company Act.

     Investing  in  another  investment  company  may  involve  the  payment  of substantial  premiums  above the value of such  investment  company's  portfolio securities and is subject to limitations  under the Investment  Company Act. The
Underlying  Funds do not intend to invest in other  investment  companies unless the Manager believes that the potential  benefits of the investment  justify the payment of any premiums or sales  charges.  As a  shareholder  of an  investment company,  an  Underlying  Fund  would be subject  to its  ratable  share of that
investment  company's  expenses,   including  its  advisory  and  administration
expenses.  For specific  limitations  on the  Underlying  Fund's  investments in securities of other investment  companies,  refer to the Statement of Additional
Information  for each  Underlying  Fund. The Underlying  Funds do not anticipate investing a substantial amount of their net assets in shares of other investment companies.

 Debt Securities

     Some of the  Underlying  Funds  invest in debt  securities  with  differing credit and maturity characteristics,  and with fixed or floating interest rates, to seek their  objectives.  Other Underlying Funds may invest in debt securities for defensive purposes and/or for liquidity. Certain types of debt securities in which  the  Underlying  Funds may  invest  are  described  below.  For  specific limitations on an Underlying Fund's investments in debt securities, refer to the
Statement of Additional Information for that fund.

     |X| Floating Rate and Variable  Rate  Obligations.  Some of the  securities that  some of the  Underlying  Funds  and  some  of the  funds  in the  tactical allocation component of the Active Allocation Fund can purchase have variable or floating  interest  rates The interest  rate on a floating rate note is adjusted automatically  according to a stated  prevailing  market rate,  such as a bank's prime rate,  the 91-day U.S.  Treasury  Bill rate, or some other  standard.  The instrument's rate is adjusted automatically each time the base rate is adjusted.
The interest rates on variable rate  obligations are adjusted at stated periodic intervals.

     Generally,  the changes in the interest  rate on floating and variable rate obligations  reduce the  fluctuation  in their market value.  As interest  rates decrease or increase,  the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity.

     Floating rate and variable rate  obligations that have a stated maturity in excess of one year may have  features  that  permit the  holder to  recover  the principal amount of the underlying  security at specified  intervals,  generally not  exceeding  one year and upon no more than 30 days'  notice.  Variable  rate obligations  may have a demand feature that allows an Underlying  Fund to tender the obligation to the issuer or a third party at certain  times.  The tender may be  at  par  value  plus  accrued  interest,  according  to  the  terms  of  the obligations.  Floating rate notes may also have a feature that allows the holder to receive  payment  prior to  maturity.  The  issuer of a  "demand"  obligation normally has a corresponding right to prepay the outstanding principal amount of the note plus accrued  interest  after a given period.  The issuer  usually must provide a specified number of days' notice to the holder.

     The floating rate and variable rate obligations in which an Underlying Fund may invest generally must meet the credit quality requirements of that fund. The
Manager may determine that an unrated  floating rate or variable rate obligation meets an  Underlying  Fund's  quality  standards  by reason of being backed by a letter  of credit  or  guarantee  issued  by a bank  that  meets  those  quality standards.

     |X| Zero Coupon Securities. An Underlying Fund may buy zero-coupon, delayed interest and "stripped"  securities.  Stripped  securities  are debt  securities whose interest coupons are separated from the security and sold  separately.  An
Underlying Fund can buy different  types of zero-coupon or stripped  securities, including,  among others,  foreign debt  securities  and U.S.  Treasury notes or bonds that have been stripped of their  interest  coupons,  U.S.  Treasury bills issued without  interest  coupons,  and certificates  representing  interests in stripped securities.

     Zero-coupon  securities do not make periodic interest payments and are sold at a deep discount from their face value.  The buyer recognizes a rate of return determined by the gradual  appreciation  of the  security,  which is redeemed at face value on a  specified  maturity  date.  This  discount  depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer.  In the absence of threats to the issuer's credit quality,  the discount  typically  decreases as the maturity date approaches.  Some zero-coupon securities are convertible,  in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

     Because zero-coupon  securities pay no interest and compound  semi-annually at the rate fixed at the time of their  issuance,  their value is generally more volatile  than the value of other  debt  securities.  Their  value may fall more dramatically than the value of  interest-bearing  securities when interest rates rise. When prevailing interest rates fall,  zero-coupon  securities tend to rise more rapidly in value because they have a fixed rate of return.

     An Underlying Fund's  investment in zero-coupon  securities may cause it to recognize income and make  distributions to shareholders  before it receives any cash payments on the zero-coupon  investment.  To generate cash to satisfy those distribution  requirements,  the  Underlying  Fund  may  have to sell  portfolio securities  that it otherwise  might have continued to hold or to use cash flows from other sources such as the sale of the Underlying Fund's shares.

     |X| Lower-Grade  Debt Securities.  "Lower-grade"  debt securities are those rated below "investment  grade," which means they have a rating lower than "Baa"
by Moody's Investors Service,  Inc.  ("Moody's") or lower than "BBB" by Standard
&  Poor's Rating Service  ("S&P") or Fitch, Inc.  ("Fitch"),  or similar ratings by other rating  organizations.  If they are unrated, and are determined by an Underlying  Fund's manager to be of comparable  quality to debt securities rated below investment  grade, they are considered part of the Underlying Fund's portfolio of lower-grade securities.  Some of the Underlying Funds can invest in securities  rated as low as "C" or "D" or which may be in default at the time of purchase. A description of the debt security ratings categories of the principal rating  organizations  is included in Appendix A to this Statement of Additional
Information.

     Because  lower-grade  debt  securities  tend to offer  higher  yields  than investment-grade  securities,  an  Underlying  Fund might invest in  lower-grade securities  if its  manager is trying to achieve  higher  income.  For  specific limitations on Underlying  Funds'  investments in lower-grade  debt  securities, refer to the Statement of Additional Information for each Underlying Fund.

     |X| Bank  Obligations  and Securities That Are Secured By Them. Some of the
Underlying  Funds  can  invest in bank  obligations,  including  time  deposits,
certificates  of  deposit,  and  bankers'  acceptances.   They  must  be  either
obligations  of a  domestic  bank with  total  assets of at least $1  billion or obligations  of a foreign  bank with total  assets of at least U.S.  $1 billion.
Those  Underlying  Funds  may  also  invest  in  instruments   secured  by  bank
obligations (for example, debt which is guaranteed by the bank). For purposes of this policy,  the term "bank"  includes  commercial  banks,  savings banks,  and savings  and loan  associations  that may or may not be members  of the  Federal
Deposit Insurance Corporation.

     Time deposits are non-negotiable  deposits in a bank for a specified period of time at a stated  interest rate. They may or may not be subject to withdrawal penalties.  However,  time deposits  that are subject to  withdrawal  penalties, other than those  maturing in seven days or less,  are subject to the limitation on investments by the Underlying Funds in illiquid investments.

     Bankers'  acceptances are marketable  short-term credit instruments used to finance  the  import,  export,  transfer  or storage  of goods.  They are deemed
"accepted" when a bank guarantees their payment at maturity.

     |X| Loan Participation  Interests.  Some of the Underlying Funds can invest in  participation  interests,  subject to the Underlying  Funds'  limitations on investments in illiquid  investments.  A participation  interest is an undivided interest in a loan made by the issuing  financial  institution in the proportion that the buyer's  participation  interest bears to the total principal amount of the  loan.  The  issuing  financial  institution  may have no  obligation  to an
Underlying Fund other than to pay the Underlying Fund the  proportionate  amount of the principal and interest payments it receives.  For specific limitations on the Underlying  Funds'  investments  in  participation  interests,  refer to the
Statement of Additional Information for each Underlying Fund.

     Participation  interests are primarily dependent upon the  creditworthiness of the borrowing  corporation,  which is obligated to make payments of principal and interest on the loan.  There is a risk that a borrower  may have  difficulty making  payments.  If a borrower  fails to pay  scheduled  interest or principal payments,  an Underlying  Fund could  experience a reduction in its income.  The value of that participation  interest might also decline, which could affect the net  asset  value of an  Underlying  Fund's  shares.  If the  issuing  financial institution fails to perform its obligations under the participation  agreement, an Underlying Fund might incur costs and delays in realizing  payment and suffer a loss of principal and/or interest.

     |X| Master Demand Notes. Master demand notes are corporate obligations that permit the investment of fluctuating  amounts by the Underlying Funds at varying rates of interest  under direct  arrangements  between an  Underlying  Fund,  as lender, and the borrower.  They permit daily changes in the amounts borrowed. An
Underlying  Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount.
The borrower may prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit.

     Because these notes are direct lending  arrangements between the lender and borrower, it is not expected that there will be a trading market for them. There is no secondary  market for these notes,  although they are redeemable (and thus are  immediately  repayable by the borrower) at principal  amount,  plus accrued interest,  at any time.  Accordingly,  an Underlying Fund's right to redeem such notes is  dependent  upon the  ability  of the  borrower  to pay  principal  and interest on demand. For specific limitations on an Underlying Fund's investments in  these  notes,  refer  to  the  Underlying  Fund's  Statement  of  Additional
Information.

     The  Underlying  Funds may have no  limitations  on the type of issuer from whom these notes will be purchased.  However,  in connection with such purchases and on an ongoing basis, the Manager will consider the earning power,  cash flow and other liquidity  ratios of the issuer,  and its ability to pay principal and interest on demand,  including  a  situation  in which all holders of such notes made demand simultaneously. Investments in master demand notes may be subject to the  limitation on  investments  by an Underlying  Fund in illiquid  securities, described in the Underlying Fund's Prospectus.

     |X| Foreign Debt  Obligations.  Some of the Underlying  Funds can invest in obligations issued by foreign governments and private foreign issuers.

     Foreign  Sovereign  Debt  Obligations.  The debt  obligations  of a foreign government and its agencies and instrumentalities may or may not be supported by the full faith and credit of the foreign government.

     Some of the  Underlying  Funds  also can buy  securities  issued by certain
"supra-national"  entities,  which include  entities  designated or supported by
various   governments  to  promote  economic   reconstruction   or  development,
international  banking  organizations and related government agencies.  Examples
are  the  World  Bank,  the  Asian  Development  bank  and  the   Inter-American
Development Bank.

     The   governmental   members   of   these   supra-national   entities   are
"stockholders" that typically make capital contributions and may be committed to make  additional  capital  contributions  if the  entity  is unable to repay its borrowings.  A supra-national  entity's  lending  activities may be limited to a percentage  of its  total  capital,  reserves  and net  income.  There can be no assurance that the constituent  foreign  governments will continue to be able or willing to honor their capitalization commitments for those entities.

     Brady   Bonds.   Some  of  the   Underlying   Funds  can   invest  in  U.S.
dollar-denominated   "Brady  Bonds."  These  foreign  debt  obligations  may  be fixed-rate  par  bonds or  floating-rate  discount  bonds.  They  are  generally collateralized in full as to repayment of principal at maturity by U.S. Treasury zero-coupon  obligations  that have the same maturity as the Brady Bonds.  Brady
Bonds  can be  viewed  as having  three or four  valuation  components:  (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments;  (iii) the uncollateralized  interest payments;  and (iv) any uncollateralized  repayment of principal  at  maturity.  Those  uncollateralized amounts constitute what is called the "residual risk."

     If  there  is  a  default  on  collateralized   Brady  Bonds  resulting  in
acceleration  of the payment  obligations of the issuer,  the  zero-coupon  U.S.
Treasury  securities held as collateral for the payment of principal will not be distributed to investors,  nor will those  obligations be sold to distribute the proceeds.  The collateral will be held by the collateral  agent to the scheduled maturity of the  defaulted  Brady Bonds.  The  defaulted  bonds will continue to remain  outstanding,  and the face  amount  of the  collateral  will  equal  the principal  payments  which  would  have then been due on the Brady  Bonds in the normal  course.  Because of the residual  risk of Brady Bonds and the history of defaults with respect to commercial bank loans by public and private entities of
countries   issuing  Brady  Bonds,   Brady  Bonds  are  considered   speculative
investments.

     |X| U.S. Government Securities.  Some of the Underlying Funds may invest in
U.S.  government  securities.  These are securities  issued or guaranteed by the
U.S. Treasury or other U.S. government agencies or federally-chartered corporate entities referred to as "instrumentalities."  The obligations of U.S. government agencies or  instrumentalities  in which the Underlying  Funds can invest may or may not be  guaranteed or supported by the "full faith and credit" of the United
States.  "Full faith and credit"  means  generally  that the taxing power of the
U.S. government is pledged to the payment of interest and repayment of principal on a  security.  If a security is not backed by the full faith and credit of the
United  States,  the owner of the security must look  principally  to the agency issuing the obligation  for  repayment.  The owner might not be able to assert a claim against the United States if the issuing  agency or  instrumentality  does not meet its commitment.

     U.S.  Treasury  Obligations.  These  include  Treasury  bills  (which  have maturities  of one  year  or less  when  issued),  Treasury  notes  (which  have maturities of more than one year and up to ten years when issued),  and Treasury bonds  (which  have  maturities  of more than ten years when  issued).  Treasury securities  are backed by the full  faith and credit of the United  States as to timely  payments of interest and  repayments of principal.  Other U.S.  Treasury obligations the Underlying Funds can buy include U.S.  Treasury  securities that have been  "stripped"  by a Federal  Reserve  Bank,  zero-coupon  U.S.  Treasury
securities  described  below,  and  Treasury   Inflation-Protection   Securities
("TIPS").

     Obligations   Issued  or   Guaranteed  by  U.S.   Government   Agencies  or
Instrumentalities.   These  include  direct  obligations  and   mortgage-related
securities  that have different  levels of credit  support from the  government.
Some are supported by the full faith and credit of the U.S. government,  such as
Government  National Mortgage  Association  pass-through  mortgage  certificates
(called "Ginnie Maes").  Some are supported by the right of the issuer to borrow from the U.S.  Treasury under certain  circumstances,  such as Federal  National
Mortgage   Association   bonds  and  Federal  Home  Loan  Mortgage   Corporation
obligations.

     |X| Mortgage-Related Securities. Some of the Underlying Funds can invest in
mortgage-related   securities.   Mortgage-related   securities  are  a  form  of
derivative  investment  collateralized  by pools of  commercial  or  residential mortgages.  Pools of mortgage  loans are  assembled  as  securities  for sale to investors  by  government  agencies  or entities  or by private  issuers.  These
securities  include  collateralized  mortgage  obligations  ("CMOs"),   mortgage
pass-through securities, stripped mortgage pass-through securities, interests in
real   estate   mortgage   investment   conduits   ("REMICs")   and  other  real
estate-related securities.

     Mortgage-related  securities  that are issued or  guaranteed by agencies or instrumentalities  of the U.S.  government  have  relatively  little credit risk
(depending  on the nature of the issuer) but are subject to interest  rate risks and prepayment risks, as described in the Prospectus.

     As with other debt securities,  the prices of  mortgage-related  securities tend to move  inversely  to changes in interest  rates.  Some of the  Underlying
Funds can buy  mortgage-related  securities  that have interest  rates that move inversely  to changes  in  general  interest  rates,  based on a  multiple  of a specific index.  Although the value of a  mortgage-related  security may decline when interest rates rise, the converse is not always the case.

     Collateralized Mortgage Obligations. Collateralized mortgage obligations or
CMOs,  are  multi-class  bonds  that are  backed by pools of  mortgage  loans or mortgage pass-through certificates. They may be collateralized by:

     o  pass-through  certificates  issued or guaranteed by Government  National
Mortgage  Association (GNMA),  Federal National Mortgage  Association (FNMA), or
Federal Home Loan Mortgage Corporation (FHLMC),

     o   unsecuritized   mortgage   loans   insured  by  the   Federal   Housing
Administration or guaranteed by the Department of Veterans' Affairs,

     o unsecuritized conventional mortgages,

     o other mortgage-related securities, or

     o any combination of these.

     Each  class of CMO,  referred  to as a  "tranche,"  is issued at a specific coupon rate and has a stated  maturity  or final  distribution  date.  Principal prepayments  on the  underlying  mortgages  may cause the CMO to be retired much earlier than the stated maturity or final  distribution  date. The principal and interest on the underlying  mortgages may be allocated among the several classes of a series of a CMO in  different  ways.  One or more  tranches may have coupon rates that reset  periodically at a specified  increase over an index. These are floating  rate  CMOs,  and  typically  have a cap on the  coupon  rate.  Inverse floating rate CMOs have a coupon rate that moves in the reverse  direction to an applicable  index.  The  coupon  rate on these  CMOs will  increase  as  general interest  rates  decrease.  These are usually much more volatile than fixed rate
CMOs or floating rate CMOs.

     Forward Rolls.  Some of the Underlying  Funds can enter into "forward roll"
transactions  with  respect  to  mortgage-related  securities.  In this  type of transaction, an Underlying Fund sells a mortgage-related security to a buyer and simultaneously  agrees  to  repurchase  a  similar  security  (the  same type of security,  and having the same  coupon  and  maturity)  at a later date at a set price.  The securities that are repurchased  will have the same interest rate as the securities that are sold, but typically will be  collateralized by different pools of mortgages  (with  different  prepayment  histories) than the securities that  have  been  sold.  Proceeds  from  the  sale are  invested  in  short-term instruments,  such as repurchase agreements.  The income from those investments, plus the fees from the forward roll transaction, are expected to generate income to an Underlying  Fund in excess of the yield on the  securities  that have been sold.

     An  Underlying  Fund will only enter into  "covered"  rolls.  To assure its future payment of the purchase price,  the Underlying Funds will identify on its books liquid assets in an amount equal to the payment obligation under the roll.

     These  transactions have risks.  During the period between the sale and the repurchase,  Underlying  Funds  will not be  entitled  to receive  interest  and principal  payments on the  securities  that have been sold. It is possible that the market value of the securities an Underlying  Fund sells might decline below the price at which the Underlying Funds are obligated to repurchase securities.

     "Stripped"  Mortgage Related  Securities.  Some of the Underlying Funds may
invest in stripped  mortgage-related  securities that are created by segregating the cash flows from underlying  mortgage loans or mortgage  securities to create two or more new  securities.  Each has a specified  percentage of the underlying security's  principal  or  interest  payments.  These  are a form of  derivative investment.

     Mortgage  securities may be partially  stripped so that each class receives some interest and some principal.  However,  they may be completely stripped. In that case all of the interest is distributed to holders of one type of security, known as an  "interest-only"  security,  or "I/O," and all of the  principal  is distributed to holders of another type of security,  known as a "principal-only"
security or "P/O." Strips can be created for pass through certificates or CMOs.

     The yields to maturity  of I/Os and P/Os are very  sensitive  to  principal
repayments  (including   prepayments)  on  the  underlying  mortgages.   If  the
underlying  mortgages   experience  greater  than  anticipated   prepayments  of
principal,  the Underlying Funds might not fully recoup its investment in an I/O based on those assets. If underlying  mortgages experience less than anticipated prepayments  of  principal,  the yield on the P/Os based on them  could  decline substantially. The market for some of these securities may be limited, making it difficult  for an  Underlying  Fund to dispose of its holdings at an  acceptable price.

     Mortgage-Related  U.S.  Government  Securities.  These include interests in pools of  residential  or commercial  mortgages,  in the form of  collateralized mortgage obligations and other "pass-through" mortgage securities. CMOs that are
U.S.  government  securities  have  collateral to secure payment of interest and principal.  They may be issued in different series with different interest rates and  maturities.  The collateral is either in the form of mortgage  pass-through certificates  issued  or  guaranteed  by a U.S.  agency  or  instrumentality  or mortgage loans insured by a U.S. government agency. For specific  limitations on
the  Underlying  Funds'   investments  in   mortgage-related   U.S.   government
securities, refer to the Statement of Additional Information for each Underlying
Fund.

     The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected  prepayments of those mortgages to change.  In general,  prepayments  increase when general interest rates fall and decrease when interest rates rise.

     If  prepayments  of mortgages  underlying a CMO occur faster than  expected when interest rates fall, the market value and yield of the CMO will be reduced.
Additionally, an Underlying Fund may have to reinvest the prepayment proceeds in other  securities  paying  interest  at lower  rates,  which  could  reduce that
Underlying Funds' yield.

     When interest  rates rise rapidly,  if  prepayments  occur more slowly than expected, a short- or medium-term CMO can in effect become a long-term security, subject  to  greater  fluctuations  in  value.  These are the  prepayment  risks described  above and can make the  prices of CMOs very  volatile  when  interest rates change.  The prices of longer-term  debt securities tend to fluctuate more than those of  shorter-term  debt  securities.  That  volatility will affect the
Underlying Funds' share prices.

     GNMA  Certificates  ("Ginnie  Mae").  The GNMA is a wholly-owned  corporate instrumentality  of the United States within the U.S.  Department of Housing and
Urban   Development.   GNMA's  principal  programs  involve  its  guarantees  of
privately-issued  securities backed by pools of mortgages.  Ginnie Maes are debt securities  representing  an  interest  in one or a pool of  mortgages  that are insured by the Federal Housing Administration or the Farmers Home Administration
or guaranteed by the Veterans Administration.

     The Ginnie  Maes in which some of the  Underlying  Funds  invest are of the
"fully modified  pass-through" type. They provide that the registered holders of the  Certificates  will receive timely monthly payments of the pro-rata share of the scheduled  principal  payments on the underlying  mortgages,  whether or not those amounts are collected by the issuers.  Amounts paid include, on a pro rata basis,  any  prepayment  of principal  of such  mortgages  and interest  (net of servicing and other charges) on the aggregate  unpaid  principal  balance of the
Ginnie Maes,  whether or not the interest on the  underlying  mortgages has been collected by the issuers.

     The Ginnie Maes  purchased by the  Underlying  Funds are  guaranteed  as to timely payment of principal and interest by GNMA. In giving that guaranty,  GNMA expects that  payments  received by the issuers of Ginnie Maes on account of the mortgages  backing the  Certificates  will be  sufficient  to make the  required payments of principal of and  interest on those Ginnie Maes.  However,  if those payments are insufficient,  the guaranty  agreements  between the issuers of the
Ginnie Maes and GNMA  require the issuers to make  advances  sufficient  for the payments. If the issuers fail to make those payments, GNMA will do so.

     Under  federal  law,  the full  faith and  credit of the  United  States is pledged to the payment of all amounts  that may be required to be paid under any guaranty  issued by GNMA as to such mortgage  pools.  An opinion of an Assistant
Attorney General of the United States,  dated December 9, 1969, states that such guaranties  "constitute  general  obligations of the United States backed by its full faith and  credit."  GNMA is  empowered  to borrow  from the United  States
Treasury to the extent  necessary to make any payments of principal and interest required under those guaranties.

     Ginnie  Maes  are  backed  by the  aggregate  indebtedness  secured  by the underlying FHA-insured,  FMHA-insured or VA-guaranteed mortgages.  Except to the extent of payments received by the issuers on account of such mortgages,  Ginnie
Maes do not  constitute a liability of those  issuers,  nor do they evidence any recourse  against those  issuers.  Recourse is solely  against GNMA.  Holders of
Ginnie Maes (such as the Underlying  Funds) have no security interest in or lien on the underlying mortgages.

     Monthly  payments of principal will be made, and additional  prepayments of principal  may be made,  to the  Underlying  Funds with respect to the mortgages underlying the Ginnie Maes held by the Underlying Funds. All of the mortgages in the pools  relating  to the Ginnie Maes in the  Underlying  Funds are subject to prepayment  without any  significant  premium or  penalty,  at the option of the mortgagors.  While the mortgages on 1-to-4-family  dwellings  underlying certain
Ginnie  Maes  have a stated  maturity  of up to  thirty  years,  it has been the experience  of the  mortgage  industry  that  the  average  life  of  comparable
mortgages,   as  a  result  of   prepayments,   refinancing  and  payments  from
foreclosures, is considerably less.

     FNMA  Certificates   ("Fannie  Mae").  FNMA,  a   federally-chartered   and
privately-owned corporation,  issues Fannie Mae Certificates which are backed by a pool of mortgage loans.  FNMA guarantees to each registered holder of a Fannie
Mae Certificate  that the holder will receive amounts  representing the holder's proportionate  interest in scheduled  principal and interest  payments,  and any principal  prepayments,  on the mortgage  loans in the pool  represented by such
Certificate,  less servicing and guarantee fees, and the holder's  proportionate interest in the full  principal  amount of any  foreclosed  or other  liquidated mortgage loan. In each case the guarantee  applies  whether or not those amounts are  actually  received.  The  obligations  of FNMA  under  its  guarantees  are obligations  solely of FNMA and are not  backed by the full  faith and credit of the United States or any of its agencies or instrumentalities other than FNMA.

     FHLMC  Certificates.  FHLMC,  a  corporate  instrumentality  of the  United
States,  issues FHLMC  Certificates  representing  interests in mortgage  loans.
FHLMC guarantees to each registered holder of a FHLMC Certificate timely payment of the amounts representing a holder's proportionate share of:

     o interest payments less servicing and guarantee fees,

     o principal prepayments, and

     o  the   ultimate   collection   of  amounts   representing   the  holder's
proportionate  interest in principal  payments on the mortgage loans in the pool represented by the FHLMC  Certificate,  in each case whether or not such amounts are actually received.

     The  obligations of FHLMC under its guarantees  are  obligations  solely of
FHLMC and are not backed by the full faith and credit of the United States.

     Commercial  (Privately-Issued)  Mortgage  Related  Securities.  Some of the
Underlying Funds can invest in commercial  mortgage-related securities issued by
private   entities.   Generally  these  are  multi-class  debt  or  pass-through certificates  secured  by  mortgage  loans on  commercial  properties.  They are subject  to the  credit  risk of the  issuer.  These  securities  typically  are structured to provide  protection  to investors in senior  classes from possible losses on the underlying  loans.  They do so by having  holders of  subordinated classes take the first loss if there are defaults on the underlying  loans. They may also be protected to some extent by guarantees,  reserve funds or additional collateralization mechanisms.

     |X|  Asset-Backed  Securities.  Some of the Underlying  Funds may invest in asset-backed  securities.  Asset-backed  securities are fractional  interests in pools of assets,  typically  accounts  receivable  or consumer  loans.  They are issued by trusts or special-purpose  corporations.  These securities are subject to  prepayment  risks and the risk of  default  by the  issuer as well as by the
borrowers  of  the   underlying   loans  in  the  pool.   They  are  similar  to
mortgage-related securities, described above, and are backed by a pool of assets that consist of obligations of individual borrowers. The income from the pool is passed through to the holders of participation  interest in the pools. The pools may  offer a credit  enhancement,  such as a bank  letter of  credit,  to try to reduce the risks that the underlying debtors will not pay their obligations when due.  However,  the enhancement,  if any, might not be for the full par value of the  security.  If the  enhancement  is exhausted  and any required  payments of interest or  repayments  of principal  are not made,  an  Underlying  Fund could suffer losses on its investment or delays in receiving payment.

     The  value of an  asset-backed  security  is  affected  by  changes  in the market's perception of the asset backing the security,  the  creditworthiness of the  servicing  agent for the loan pool,  the  originator  of the loans,  or the financial institution providing any credit enhancement,  and is also affected if
any  credit   enhancement  has  been  exhausted.   The  risks  of  investing  in
asset-backed  securities are ultimately  related to payment of consumer loans by the  individual  borrowers.  As a  purchaser  of an  asset-backed  security,  an
Underlying  Fund would  generally have no recourse to the entity that originated the  loans in the event of  default  by a  borrower.  The  underlying  loans are subject  to  prepayments,  which  may  shorten  the  weighted  average  life  of asset-backed securities and may lower their return, in the same manner as in the case of mortgage-backed securities and CMOs.

     |X|  Money  Market  and  Other  Short-Term  Debt  Obligations.  Some of the
Underlying  Funds  can  invest  in  a  variety  of  high  quality  money  market instruments  and other  short-term  debt  obligations,  under both normal market conditions and for defensive purposes. Money market securities are high-quality,
short-term   debt   instruments   that  are  issued  by  the  U.S.   government,
corporations, banks or other entities. They may have fixed, variable or floating interest  rates.  The  following  is a brief  description  of the types of money market  securities  and short-term  debt  obligations  the Underlying  Funds can invest in.

     Bank  Obligations.  Some of the  Underlying  Funds  can buy time  deposits, certificates of deposit and bankers' acceptances. They must be:

     o  obligations  issued or  guaranteed  by a domestic  bank or foreign  bank
(including a foreign  branch of a domestic bank) having total assets of at least
U.S. $1 billion,

     o banker's  acceptances  (which may or may not be  supported  by letters of credit) only if  guaranteed  by a U.S.  commercial  bank with total assets of at least U.S. $1 billion.

     Some  of  the  Underlying   Funds  can  make  time   deposits.   These  are
non-negotiable  deposits in a bank for a specified  period of time.  They may be subject to early withdrawal  penalties.  Time deposits that are subject to early withdrawal  penalties  are subject to an  Underlying  Fund's  limits on illiquid investments.  "Banks" include  commercial  banks,  savings banks and savings and loan associations.

     Commercial  Paper.  Some of the  Underlying  Funds can invest in commercial paper if it is rated  within the top three  rating  categories  of  S&P  and
Moody's or other  rating  organizations.  If the paper is not  rated,  it may be purchased if the Underlying  Funds' manager  determines that it is comparable to rated  commercial  paper in the top three rating  categories of national  rating organizations.

     Some of the Underlying  Funds can buy  commercial  paper that is not in the top three rating  categories  (including U.S.  dollar-denominated  securities of foreign  branches of U.S.  banks) if the  commercial  paper is  guaranteed as to principal and interest by a bank,  government or corporation whose  certificates of deposit or commercial paper may otherwise be purchased by an Underlying Fund.

 Main Risks of Debt Securities

     In general,  debt  securities  are  subject to two  primary  types of risk:
credit  risk and  interest  rate  risk.  The  values of debt  securities  may be affected  by changes in the  market's  perception  of the  likely  direction  of interest rates and/or the creditworthiness of the entity issuing or guaranteeing a  security.  Their  values  may  also be  affected  by  changes  in  government regulations and tax policies.

     |X| Credit  Risk.  Credit risk relates to the ability of the issuer to meet interest  or  principal  payments  or both  as  they  become  due.  In  general, lower-grade,  higher-yield  bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     U.S. government  securities,  although unrated, are generally considered to be equivalent to securities in the highest rating  categories.  Investment-grade bonds are bonds that are rated at least "Baa" by `Moody's,  or at least "BBB" by
S&P  Fitch,  or have  comparable  ratings by  another  nationally-recognized rating organization.

     While  securities  rated "Baa" by Moody's or "BBB" by S&P and Fitch are investment  grade and are not regarded as junk bonds,  those  securities  may be subject to special risks and have some speculative characteristics.  Definitions of the debt  security  ratings  categories  of Moody's,  S&P,  and Fitch are included in Appendix A to this Statement of Additional Information.

     |X| Interest Rate Risk.  Interest rate risk refers to the  fluctuations  in value of debt securities  resulting from the inverse  relationship between price and yield.  For example,  an increase in prevailing  interest rates will tend to reduce the market  value of  already-issued  debt  securities,  and a decline in prevailing  interest rates will tend to increase their value. In addition,  debt securities having longer maturities tend to offer higher yields, but are subject to potentially greater fluctuations in value from changes in interest rates than obligations having shorter maturities.

     Fluctuations  in the market value of debt  securities  after an  Underlying
Fund buys them will not affect the interest  income payable on those  securities
(unless the security  pays  interest at a variable  rate pegged to interest rate changes).  However, those price fluctuations will be reflected in the valuations of the securities,  and therefore an Underlying  Fund's net asset values will be affected by those fluctuations.

     |X| Special Risks of Lower-Grade Debt Securities.  Because lower-grade debt securities  tend to offer higher  yields than  investment-grade  securities,  an
Underlying Fund might invest in lower-grade  securities if its manager is trying to  achieve  higher  income.  For  specific  limitations  on  Underlying  Funds'
investments in lower-grade debt securities, refer to the Statement of Additional
Information for each Underlying Fund.

     Some of the special  credit  risks of  lower-grade  securities  include the following: There is a greater risk that the issuer may default on its obligation to pay  interest  or to repay  principal  than in the  case of  investment-grade securities. The issuer's low creditworthiness may increase the potential for its insolvency.  An overall  decline in values in the high yield bond market is also more likely during a period of a general economic downturn. An economic downturn or an  increase in interest  rates  could  severely  disrupt the market for high yield bonds,  adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal.

     To the extent they can be converted into stock,  convertible securities may be less subject to some of the risks of  volatility  than  non-convertible  high yield bonds,  since stock may be more liquid and less  affected by some of these risk factors.

     |X|  Mortgage  Prepayment  and  Extension  Risks.  In periods of  declining interest  rates,  mortgages  are more  likely  to be  prepaid.  As a  result,  a mortgage-related security's maturity can be shortened by unscheduled prepayments on the underlying mortgages. Therefore, it is not possible to predict accurately the security's  yield.  The principal that is returned earlier than expected may have to be reinvested in other investments having a lower yield than the prepaid security.  Therefore,  these  securities  may be less  effective  as a means  of
"locking  in"  attractive  long-term  interest  rates,  and they  may have  less potential for  appreciation  during periods of declining  interest  rates,  than conventional bonds with comparable stated maturities.

     Prepayment  risks can lead to  substantial  fluctuations  in the value of a mortgage-related  security. In turn, this can affect the value of the Underlying
Funds' shares. If a  mortgage-related  security has been purchased at a premium, all or part of the  premium  an  Underlying  Fund paid may be lost if there is a decline in the market value of the security,  whether that results from interest rate changes or prepayments on the underlying mortgages. In the case of stripped mortgage-related securities, if they experience greater rates of prepayment than were anticipated,  an Underlying Fund may fail to recoup its initial  investment on the security.

     During  periods  of  rapidly   rising   interest   rates,   prepayments  of
mortgage-related  securities  may occur at slower than  expected  rates.  Slower prepayments  effectively  may lengthen a  mortgage-related  security's  expected maturity.  Generally,  that would cause the value of the  security to  fluctuate more widely in responses to changes in interest rates. If the prepayments on the
Underlying  Funds'  mortgage-related  securities were to decrease  broadly,  the
Underlying  Funds' effective  duration and therefore its sensitivity to interest rates, would increase.

 Derivative Securities

     Many Underlying Funds, and the tactical allocation  component of the Active
Allocation  Fund,  can invest in a variety  of  derivative  investments  to seek income,  to seek  income  for  liquidity  needs or for  hedging  purposes.  Some derivative  investments the Underlying Funds can use are the hedging instruments described below in this Statement of Additional Information. Segregated accounts will be maintained for all derivative  transactions,  to the extent  required by the Investment  Company Act. For further  information  on the Underlying  Funds'
investments in derivatives, refer to the Statement of Additional Information for each Underlying Fund.

     Among  the  derivative  investments  some of the  Underlying  Funds and the tactical  allocation  component of the Active  Allocation Fund can invest in are
"index-linked" or "currency-linked" notes. Principal and/or interest payments on
index-linked   notes  depend  on  the   performance  of  an  underlying   index.
Currency-indexed  securities are typically short-term or intermediate-term  debt securities.  Their  value at  maturity or the rates at which they pay income are determined by the change in value of the U.S. dollar against one or more foreign currencies or an index.  In some cases,  these  securities  may pay an amount at maturity based on a multiple of the amount of the relative  currency  movements.
This  type of index  security  offers  the  potential  for  increased  income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

     Other  derivative  investments some of the Underlying Funds can use include
"debt  exchangeable  for  common  stock"  of an issuer  or  "equity-linked  debt securities" of an issuer. At maturity, the debt security is exchanged for common stock of the  issuer or it is  payable  in an  amount  based on the price of the issuer's common stock at the time of maturity.  Both alternatives present a risk that the amount  payable at maturity will be less than the  principal  amount of the debt because the price of the issuer's  common stock might not be as high as the Underlying Funds' manager expected.

     |X| Using Derivatives for Hedging. Many Underlying Funds can use derivative instruments  for  hedging,  even  if  they do not  use  them  in  seeking  their objectives,  to attempt to protect  against  declines in the market value of the
Underlying Funds' portfolios, to permit the Underlying Fund to retain unrealized gains  in the  value of  portfolio  securities  which  have  appreciated,  or to facilitate  selling  securities for investment  reasons,  those Underlying Funds could:

     o sell futures contracts,

     o buy puts on futures or on securities, or

     o write covered  calls on securities or futures.  Covered calls may also be used to increase certain Underlying Funds' income.

     The  Underlying  Funds can use  hedging  to  establish  a  position  in the
securities   market  as  a  temporary   substitute  for  purchasing   particular
securities.  In that case, the  Underlying  Fund would normally seek to purchase the securities and then terminate the related  hedging  position.  An Underlying
Fund  might  also use this  type of hedge to  attempt  to  protect  against  the possibility that its portfolio  securities would not be fully included in a rise in value of the market. To do so an Underlying Fund could:

     o buy futures, or

     o buy calls on futures or on securities.

     The  Underlying  Funds are not obligated to use hedging  instruments,  even though  they  may be  permitted  to use  them in the  Manager's  discretion,  as described  below.  An  Underlying  Fund's  strategy of hedging  with futures and options on futures may be incidental to its  activities in the  underlying  cash market.  The particular  hedging  instruments  the Underlying  Funds can use are described below. The Underlying Funds may employ new derivative  instruments and hedging instruments and strategies when they are developed,  if those investment methods are consistent with the Underlying Funds' investment  objectives and are permissible under applicable regulations governing the Underlying Funds.

     |X|  Risks  of  Hedging  with  Options  and  Futures.  The  use of  hedging instruments requires special skills and knowledge of investment  techniques that are  different  than what is required for normal  portfolio  management.  If the
Manager uses a hedging  instrument at the wrong time or judges market conditions incorrectly,  hedging  strategies may reduce the Underlying  Fund's return.  The
Underlying  Fund could also  experience  losses if the prices of its futures and options positions were not correlated with its other investments.

     An Underlying Fund's option activities could affect its portfolio  turnover rate and brokerage commissions.  The exercise of calls written by the Underlying
Fund might cause the Underlying Fund to sell related portfolio securities,  thus increasing its turnover  rate.  The exercise by the  Underlying  Fund of puts on securities will cause the sale of underlying  investments,  increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the
Underlying Fund's control, holding a put might cause the Underlying Fund to sell the related  investments  for reasons that would not exist in the absence of the put.

     An  Underlying  Fund could pay a brokerage  commission  each time it buys a call or put,  sells a call or put, or buys or sells an underlying  investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the  commissions  for direct  purchases or sales of the underlying  investments.  Premiums paid for options are small in relation to the market value of the underlying investments.  Consequently,  put and call options offer large  amounts of  leverage.  The  leverage  offered by trading in options could  result in an  Underlying  Fund's net asset value being more  sensitive to changes in the value of the underlying investment.

     If a  covered  call  written  by the  Underlying  Fund is  exercised  on an investment that has increased in value,  the Underlying Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

     An  option  position  may be  closed  out  only on a market  that  provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular  option.  The Underlying
Fund might experience  losses if it could not close out a position because of an illiquid market for the future or option.

     There is a risk in using  short  hedging by selling  futures or  purchasing puts on broadly-based  indices or futures to attempt to protect against declines in the value of the Underlying Fund's portfolio securities. The risk is that the prices of the futures or the applicable  index will correlate  imperfectly  with the  behavior  of the cash  prices  of the  Underlying  Fund's  securities.  For example,  it is  possible  that  while  the  Underlying  Fund has  used  hedging instruments  in a short  hedge,  the market  might  advance and the value of the securities  held in the  Underlying  Fund's  portfolio  might  decline.  If that occurred,  the Underlying  Fund would lose money on the hedging  instruments and also  experience a decline in the value of its  portfolio  securities.  However, while this could occur for a very brief period or to a very small  degree,  over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

     The risk of  imperfect  correlation  increases  as the  composition  of the
Underlying  Fund's  portfolio  diverges  from  the  securities  included  in the applicable  index.  To compensate for the imperfect  correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments,  the Underlying Fund might use hedging instruments in a greater  dollar  amount than the dollar  amount of  portfolio  securities  being hedged.  It  might  do so if the  historical  volatility  of the  prices  of the portfolio securities being hedged is more than the historical  volatility of the applicable index.

     The ordinary  spreads  between  prices in the cash and futures  markets are subject to  distortions,  due to  differences  in the  nature of those  markets.
First,  all participants in the futures market are subject to margin deposit and
maintenance   requirements.   Rather  than  meeting  additional  margin  deposit
requirements,   investors  may  close  futures  contracts   through   offsetting
transactions  which could distort the normal  relationship  between the cash and futures  markets.  Second,  the  liquidity  of the  futures  market  depends  on participants entering into offsetting  transactions rather than making or taking delivery. To the extent participants decide to make or take delivery,  liquidity in the futures market could be reduced, thus producing  distortion.  Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

     An Underlying  Fund may use hedging  instruments to establish a position in the securities markets as a temporary  substitute for the purchase of individual securities  (long  hedging)  by buying  futures  and/or  calls on such  futures, broadly-based  indices or on securities.  It is possible that when an Underlying
Fund does so the market might decline.  If an Underlying Fund then concludes not to invest in  securities  because  of  concerns  that the market  might  decline further or for other  reasons,  the  Underlying  Fund will realize a loss on the hedging  instruments  that is not  offset  by a  reduction  in the  price of the securities purchased.

     |X|  Futures  Contracts.  Some of the  Underlying  Funds  and the  tactical allocation  component  of the Active  Allocation  Fund can buy and sell  futures contracts that relate to (1) broadly-based bond or other security indices (these are referred to as  "financial  futures");  (2) commodity  contracts  (these are referred to as "commodity futures");  (3) debt securities (these are referred to as "interest rate futures");  (4) foreign  currencies  (these are referred to as
"forward  contracts");  (5)  individual  stock (these are referred to as "single stock  futures");  (6) bond  indices  (these  are  referred  to as  "bond  index futures");  and (7) broadly-based stock indices (these are referred to as "stock index  futures").  For specific  information  on the  permitted  type of futures
contract  for  an  Underlying   Fund,  refer  to  the  Statement  of  Additional
Information for each Underlying Fund.

     A  broadly-based  stock index is used as the basis for trading  stock index futures.  In some  cases,  these  futures may be based on stocks of issuers in a particular  industry  or group of  industries.  A stock index  assigns  relative values to the  securities  included  in the index  and its value  fluctuates  in response to the  changes in value of the  underlying  securities.  A stock index cannot be purchased or sold directly.  Bond index futures are similar  contracts based on the future value of the basket of  securities  that comprise the index.
These contracts obligate the seller to deliver,  and the purchaser to take, cash to settle the futures  transaction.  There is no delivery made of the underlying securities  to settle the futures  obligation.  Either party may also settle the transaction by entering into an offsetting contract.

     An interest rate future  obligates the seller to deliver (and the purchaser to take)  cash or a  specified  type of debt  security  to  settle  the  futures transaction.  Either party could also enter into an offsetting contract to close out the  position.  Similarly,  a single  stock future  obligates  the seller to deliver  (and the  purchaser  to take) cash or a  specified  equity  security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

     Certain  Underlying  Funds and the  tactical  allocation  component  of the
Active Allocation Fund may invest a portion of their assets in commodity futures contracts.  Commodity  futures  may be based upon  commodities  within five main commodity  groups:  (1) energy,  which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3) agriculture, which includes wheat,  corn,  soybeans,  cotton,  coffee,  sugar and cocoa;  (4)
industrial metals, which includes aluminum,  copper, lead, nickel, tin and zinc;
and (5)  precious  metals,  which  includes  gold,  platinum  and silver.  Those
Underlying Funds and the tactical allocation  component of the Active Allocation
Fund may  purchase  and sell  commodity  futures  contracts,  options on futures contracts  and options and futures on  commodity  indices  with respect to these five main commodity groups and the individual  commodities within each group, as well as other types of commodities.

     No  payment  is made or  received  by an  Underlying  Fund or the  tactical allocation  component of the Active Allocation Fund on the purchase or sale of a future.  Upon entering  into a futures  transaction,  an Underlying  Fund or the tactical allocation  component of the Active Allocation Fund will be required to deposit an initial  margin  payment with the futures  commission  merchant  (the
"futures broker").  Initial margin payments will be deposited with an Underlying
Fund's or the  tactical  allocation  component of the Active  Allocation  Fund's custodian bank in an account  registered in the futures broker's name.  However, the  futures  broker  can gain  access  to that  account  only  under  specified conditions.  As the  future  is  marked  to  market  (that  is,  its value on an
Underlying Fund's or the tactical allocation  component of the Active Allocation
Fund's  books is changed)  to reflect  changes in its market  value,  subsequent margin  payments,  called  variation  margin,  will be paid to or by the futures broker daily.

     At any time prior to  expiration of the future,  an Underlying  Fund or the tactical  allocation  component of the Active Allocation Fund may elect to close out  its  position  by  taking  an  opposite  position,  at  which  time a final determination  of variation  margin is made and any additional cash must be paid by or released to the Underlying  Funds.  Any loss or gain on the future is then realized by the  Underlying  Funds for tax purposes.  All futures  transactions, except forward contracts,  are effected through a clearinghouse  associated with the exchange on which the contracts are traded.

     |X| Options.  Some  Underlying  Funds can buy and sell certain kinds of put options  ("puts") and call options  ("calls").  The Underlying Funds can buy and sell exchange-traded and over-the-counter put and call options,  including index options, securities options, currency options,  commodities options, and options on the  other  types  of  futures  described  in this  Statement  of  Additional
Information.

     Writing  (Selling)  Covered Call Options.  Some Underlying  Funds can write
(that is, sell) covered  calls.  If an Underlying  Fund sells a call option,  it must be covered. That means the Underlying Fund must own the security subject to the call while the call is  outstanding,  or, for calls on futures and  indices, the call may be covered by  identifying  liquid assets to enable the  Underlying
Fund  to  satisfy  its  obligations  if the  call  is  exercised.  For  specific limitations on the Underlying Funds'  investments in covered calls, refer to the
Statement of Additional Information for each Underlying Fund.

     When an  Underlying  Fund writes a call on a security,  it receives cash (a premium).  The  Underlying  Fund  agrees to sell the  underlying  security  to a purchaser of a corresponding call on the same security during the call period at a fixed  exercise  price  regardless  of market  price  changes  during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Underlying Fund has the risk of loss  that the  price of the  underlying  security  may  decline during the call  period.  That risk may be offset to some  extent by the premium the Underlying Fund receives. If the value of the investment does not rise above the call price,  it is likely that the call will lapse without being  exercised.
In that case the Underlying Fund would keep the cash premium and the investment.

     When the  Underlying  Fund writes a call on an index,  it receives  cash (a premium). If the buyer of the call exercises it, the Underlying Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of  difference.  If the value of the underlying investment  does not rise above the call price,  it is likely that the call will lapse without being  exercised.  In that case the Underlying Fund would keep the cash premium.

     The Underlying Fund's custodian bank, or a securities depository acting for the custodian bank, will act as the Underlying Fund's escrow agent,  through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the  Underlying  Fund has written calls traded on exchanges or as to other acceptable escrow  securities.  In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the option or when the Underlying Fund enters into a closing transaction.

     When the Underlying Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will  establish  a  formula  price at which  the  Underlying  Fund will have the absolute right to repurchase  that OTC option.  The formula price will generally be based on a multiple of the premium  received for the option,  plus the amount by which the  option is  exercisable  below the market  price of the  underlying security  (that is,  the option is "in the  money").  When the  Underlying  Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid  securities) the  mark-to-market  value of any OTC option it holds,  unless the option is subject to a buy-back  agreement  by the  executing broker.

     To terminate its obligation on a call it has written,  the Underlying  Fund may  purchase a  corresponding  call in a "closing  purchase  transaction."  The
Underlying  Fund will then realize a profit or loss,  depending upon whether the net of the amount of the option  transaction  costs and the premium  received on the call the  Underlying  Fund  wrote is more or less than the price of the call the Underlying Fund purchases to close out the transaction.  The Underlying Fund may realize a profit if the call  expires  unexercised,  because the  Underlying
Fund will retain the  underlying  security  and the premium it received  when it wrote the call.  Any such profits are  considered  short-term  capital gains for federal income tax purposes.  When  distributed by the Underlying  Fund they are taxable as ordinary  income.  If the  Underlying  Fund  cannot  effect a closing purchase  transaction  due to the  lack of a  market,  it will  have to hold the callable securities until the call expires or is exercised.

     The  Underlying  Fund may also write  calls on a futures  contract  without owning the futures contract or securities  deliverable under the contract. To do so, at the time the call is written,  the Underlying Fund must cover the call by identifying  on it books an  equivalent  dollar  amount  of liquid  assets.  The
Underlying Fund will identify additional liquid assets on its books to cover the call if the value of the identified assets drops below 100% of the current value of the future.  Because of this asset coverage requirement,  in no circumstances would the  Underlying  Fund's  receipt of an  exercise  notice as to that future require the Underlying Fund to deliver a futures  contract.  It would simply put the  Underlying  Fund in a short  futures  position,  which is  permitted by the
Underlying Fund's hedging policies.

     Writing  Put  Options.  Some  Underlying  Funds  can  sell put  options  on securities,  broadly-based securities indices, foreign currencies and futures. A put option on securities  gives the purchaser the right to sell,  and the writer the  obligation to buy, the  underlying  investment at the exercise price during the option period. For specific limitations on the Underlying Funds' investments in put  options,  refer to the  Statement  of  Additional  Information  for each
Underlying Fund.

     If an  Underlying  Fund  writes a put,  the put must be  covered  by liquid assets  identified on the  Underlying  Fund's books.  The premium the Underlying
Fund  receives from writing a put  represents a profit,  as long as the price of the  underlying  investment  remains equal to or above the exercise price of the put. However,  the Underlying Fund also assumes the obligation during the option period  to buy  the  underlying  investment  from  the  buyer  of the put at the exercise  price,  even if the value of the  investment  falls below the exercise price.

     If a put an Underlying Fund has written expires unexercised, the Underlying
Fund  realizes a gain in the amount of the premium  less the  transaction  costs incurred.  If the  put is  exercised,  the  Underlying  Fund  must  fulfill  its obligation to purchase the  underlying  investment at the exercise  price.  That price will usually  exceed the market value of the  investment  at that time. In that  case,  the  Underlying  Fund may incur a loss if it sells  the  underlying investment.  That  loss  will be  equal  to the  sum of the  sale  price  of the underlying  investment  and the premium  received  minus the sum of the exercise price and any transaction costs the Underlying Fund incurred.

     When writing a put option on a security,  to secure its  obligation  to pay for the underlying  security the  Underlying  Fund will deposit in escrow liquid assets  with a  value  equal  to or  greater  than  the  exercise  price  of the underlying securities.  The Underlying Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

     As long as the Underlying Fund's obligation as the put writer continues, it may be assigned an exercise  notice by the  broker-dealer  through which the put was sold.  That notice will require the Underlying  Fund to take delivery of the underlying  security  and pay the exercise  price.  The  Underlying  Fund has no control over when it may be required to purchase the underlying security,  since it may be assigned an exercise  notice at any time prior to the  termination  of its  obligation  as the  writer  of the put.  That  obligation  terminates  upon expiration of the put. It may also  terminate if, before it receives an exercise notice, the Underlying Fund effects a closing purchase transaction by purchasing a put of the same series as it sold.  Once the Underlying Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

     An Underlying Fund may decide to effect a closing  purchase  transaction to realize a profit on an  outstanding  put option it has written or to prevent the underlying  security from being put.  Effecting a closing  purchase  transaction will  also  permit  the  Underlying  Fund to write  another  put  option  on the security,  or to sell the security and use the proceeds  from the sale for other investments.  The  Underlying  Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium  received  from  writing the put option.  Any profits from writing puts are considered  short-term  capital gains for federal tax purposes, and when distributed by the Underlying Fund, are taxable as ordinary income.

     Purchasing  Puts  and  Calls.   Some  Underlying  Funds  can  buy  puts  on
securities,  broadly-based  securities indices,  foreign currencies and futures, whether or not they own the underlying investment.  Convertible securities funds may buy only those puts that relate to stocks  including  stocks  underlying the convertible  securities  that the Underlying  Fund owns. When an Underlying Fund purchases a put, it pays a premium  and,  except as to puts on indices,  has the right to sell the underlying  investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.

     Buying a put on securities  or futures an Underlying  Fund owns enables the
Underlying  Fund to attempt to protect  itself  during the put period  against a decline in the value of the  underlying  investment  below the exercise price by selling  the  underlying  investment  at the  exercise  price to a  seller  of a corresponding put. If the market price of the underlying  investment is equal to or above the  exercise  price  and,  as a result,  the put is not  exercised  or resold,  the put will become  worthless at its expiration date. In that case the
Underlying  Fund  will  have  paid the  premium  but lost the  right to sell the underlying  investment.  However,  the Underlying Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

     Buying a put on an investment the Underlying  Fund does not own (such as an index or future)  permits the Underlying Fund either to resell the put or to buy the underlying  investment and sell it at the exercise  price.  The resale price will vary  inversely to the price of the  underlying  investment.  If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised,  the put will become worthless on its expiration date.
Some of the  Underlying  Fund can purchase  calls on  securities,  broadly-based securities  indices,  foreign currencies and futures.  They may do so to protect against the possibility that an Underlying Fund's portfolio will not participate in an anticipated rise in the securities market.  When an Underlying Fund buys a call  (other than in a closing  purchase  transaction),  it pays a premium.  The
Underlying  Fund  then has the  right to buy the  underlying  investment  from a seller of a corresponding  call on the same investment during the call period at a fixed  exercise  price.  For specific  limitations  on the  Underlying  Fund's investments in calls and puts, refer to the Statement of Additional  Information for each Underlying Fund.

     An  Underlying  Fund  benefits only if it sells the call at a profit or if, during the call period,  the market price of the underlying  investment is above the sum of the call price plus the  transaction  costs and the premium  paid for the call and the Underlying Fund exercises the call. If the Underlying Fund does not  exercise  the call or sell it (whether  or not at a profit),  the call will become  worthless at its expiration  date. In that case the Underlying Fund will have paid the premium but lost the right to purchase the underlying investment.

     When an Underlying  Fund purchases a put or call on an index or future,  it pays a  premium,  but  settlement  is in cash  rather  than by  delivery  of the underlying investment to the Underlying Fund. Gain or loss depends on changes in the index in question  (and thus on price  movements  in the  securities  market generally)  rather than on price  movements in individual  securities or futures contracts.

     Buying and Selling  Options on Foreign  Currencies.  Some of the Underlying
Funds can buy and sell calls and puts on foreign  currencies.  They include puts and  calls  that  trade  on a  securities  or  commodities  exchange  or in  the over-the-counter  markets  or are  quoted by major  recognized  dealers  in such options.  An  Underlying  Fund could use these  calls and puts to try to protect against declines in the dollar value of foreign  securities and increases in the dollar cost of foreign securities the Underlying Fund wants to acquire.

     If their  manager  anticipates  a rise in the  dollar  value  of a  foreign currency in which securities to be acquired are denominated,  the increased cost of those  securities may be partially offset by purchasing calls or writing puts on that foreign currency.  If their manager  anticipates a decline in the dollar value of a foreign  currency,  the  decline  in the  dollar  value of  portfolio securities  denominated  in that currency  might be partially  offset by writing calls or purchasing puts on that foreign currency.  However,  the currency rates could fluctuate in a direction  adverse to the Underlying  Fund's position.  The
Underlying Fund will then have incurred option premium  payments and transaction costs without a corresponding benefit.

     A call an Underlying Fund writes on a foreign  currency is "covered" if the
Underlying Fund owns the underlying  foreign currency covered by the call or has an  absolute  and  immediate  right to acquire  that  foreign  currency  without additional cash consideration (or it can do so for additional cash consideration identified on its books) upon  conversion or exchange of other foreign  currency held in its portfolio.

     The Underlying  Fund could write a call on a foreign  currency to provide a hedge  against  a  decline  in the U.S.  dollar  value of a  security  which the
Underlying Fund owns or has the right to acquire and which is denominated in the currency  underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a "cross-hedging"
strategy.  In those  circumstances,  the  Underlying  Fund  covers the option by maintaining and identifying  cash, U.S.  government  securities or other liquid, high grade  debt  securities  in an amount  equal to the  exercise  price of the option.

     |X| Forward  Contracts.  Forward  contracts are foreign  currency  exchange contracts.  They are used to buy or sell foreign currency for future delivery at a fixed  price.  An  Underlying  Fund may use them to "lock in" the U.S.  dollar price of a security  denominated in a foreign  currency that an Underlying  Fund has bought or sold, or to protect  against  possible  losses from changes in the relative  values of the U.S. dollar and a foreign  currency.  An Underlying Fund may also use "cross-hedging"  where an Underlying Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

     Under a forward contract,  one party agrees to purchase,  and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the  contract  agreed upon by the  parties.  The transaction  price  is set at the time  the  contract  is  entered  into.  These contracts are traded in the inter-bank market conducted  directly among currency traders (usually large commercial banks) and their customers.

     An Underlying Fund may use forward contracts to protect against uncertainty in the level of future  exchange  rates.  The use of forward  contracts does not eliminate the risk of fluctuations in the prices of the underlying securities an
Underlying  Fund owns or intends to acquire,  but it does fix a rate of exchange in  advance.  Although  forward  contracts  may  reduce  the risk of loss from a decline  in the value of the  hedged  currency,  at the same time they limit any potential gain if the value of the hedged currency increases.

     When an Underlying  Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency,  or when it anticipates  receiving dividend  payments in a foreign  currency,  the Underlying  Fund might desire to
"lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments.  To do so, the Underlying Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency  involved in the underlying  transaction,  in a fixed amount of U.S.  dollars per unit of the foreign  currency.  This is called a "transaction  hedge." The transaction hedge will protect the  Underlying  Fund against a loss from an adverse  change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared,  and the date on which the payments are made or received.

     An  Underlying  Fund could also use forward  contracts  to lock in the U.S.
dollar value of portfolio positions.  This is called a "position hedge." When an
Underlying  Fund  believes  that foreign  currency  might  suffer a  substantial decline against the U.S. dollar,  it could enter into a forward contract to sell an amount of that foreign currency  approximating the value of some or all of an
Underlying  Fund's portfolio  securities  denominated in that foreign  currency.
When an Underlying Fund believes that the U.S. dollar might suffer a substantial decline against a foreign  currency,  it could enter into a forward  contract to buy  that  foreign  currency  for a  fixed  dollar  amount.  Alternatively,  the
Underlying Fund could enter into a forward contract to sell a different  foreign currency for a fixed U.S. dollar amount if the Underlying Fund believes that the
U.S.  dollar  value of the foreign  currency to be sold  pursuant to its forward contract will fall whenever  there is a decline in the U.S.  dollar value of the currency in which portfolio  securities of the Underlying Fund are  denominated.
That is referred to as a "cross hedge."

     An  Underlying  Fund  will  cover  its short  positions  in these  cases by identifying on its books assets having a value equal to the aggregate  amount of the Underlying  Fund's  commitment under forward  contracts.  An Underlying Fund will not enter  into  forward  contracts  or  maintain  a net  exposure  to such contracts if the  consummation  of the contracts  would  obligate the Underlying
Fund to  deliver  an amount of  foreign  currency  in excess of the value of the
Underlying  Fund's  portfolio  securities  or other assets  denominated  in that currency or another currency that is the subject of the hedge.

     However,  to avoid excess transactions and transaction costs, an Underlying
Fund may maintain a net exposure to forward  contracts in excess of the value of the  Underlying  Fund's  portfolio  securities  or other assets  denominated  in foreign  currencies  if the  excess  amount is  "covered"  by liquid  securities denominated  in any  currency.  The cover must be at least equal at all times to the amount of that excess. As one alternative, an Underlying Fund may purchase a call option  permitting  the  Underlying  Fund to purchase the amount of foreign currency  being hedged by a forward sale  contract at a price no higher than the forward contract price. As another alternative,  an Underlying Fund may purchase a put  option  permitting  the  Underlying  Fund to sell the  amount of  foreign currency  subject to a forward  purchase  contract  at a price as high or higher than the forward contract price.

     The precise  matching of the amounts under forward  contracts and the value of the securities  involved  generally  will not be possible  because the future value  of  securities  denominated  in  foreign  currencies  will  change  as  a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Underlying  Fund's manager might decide to sell the security and deliver foreign  currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign  currency an Underlying Fund is obligated to deliver,  the Underlying
Fund might have to purchase  additional foreign currency on the "spot" (that is, cash) market to settle the security  trade.  If the market value of the security instead  exceeds the amount of foreign  currency an Underlying Fund is obligated to deliver to settle the trade,  the  Underlying  Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security.
There will be additional transaction costs on the spot market in those cases.

     The  projection  of  short-term  currency  market  movements  is  extremely difficult,  and the  successful  execution of a short-term  hedging  strategy is highly uncertain.  Forward contracts involve the risk that anticipated  currency movements  will not be  accurately  predicted,  causing the  Underlying  Fund to sustain losses on these contracts and to pay additional  transactions costs. The use of forward  contracts  in this manner  might  reduce the  Underlying  Fund's performance if there are  unanticipated  changes in currency prices to a greater degree than if the Underlying Fund had not entered into such contracts.

     At or before the maturity of a forward  contract  requiring  an  Underlying
Fund to sell a currency, the Underlying Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency.  In the  alternative the
Underlying Fund might retain the security and offset its contractual  obligation to deliver the currency by purchasing a second contract. Under that contract the
Underlying  Fund will obtain,  on the same maturity date, the same amount of the currency that it is obligated to deliver.  Similarly,  the Underlying Fund might close out a forward  contract  requiring it to purchase a specified  currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first  contract.  The Underlying Fund would realize a gain or loss as a result of entering into such an  offsetting  forward contract under either  circumstance.  The gain or loss will depend on the extent to which the  exchange  rate or rates  between  the  currencies  involved  moved between the execution dates of the first contract and offsetting contract.

     The costs to the Underlying  Fund of engaging in forward  contracts  varies with factors such as the currencies involved,  the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered  into  on a  principal  basis,  no  brokerage  fees or  commissions  are involved.  Because these contracts are not traded on an exchange, the Underlying
Fund must evaluate the credit and  performance  risk of the  counterparty  under each forward contract.

     Although  the  Underlying  Funds value their  assets daily in terms of U.S.
dollars, they do not intend to convert their holdings of foreign currencies into
U.S. dollars on a daily basis. The Underlying Funds may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for  conversion,  but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies.
Thus, a dealer might offer to sell a foreign currency to the Underlying Funds at one rate,  while  offering a lesser  rate of exchange  if the  Underlying  Funds desire to resell that currency to the dealer.

     |X| Interest Rate Swap Transactions. Some of the Underlying Funds can enter into interest rate swap agreements. In an interest rate swap, an Underlying Fund and another  party  exchange  their right to receive or their  obligation to pay interest  on a  security.  For  example,  they  might  swap the right to receive floating rate payments for fixed rate  payments.  An Underlying  Funds can enter into swaps only on securities that it owns. The Underlying Fund will identify on its books liquid assets (such as cash or U.S.  government  securities)  to cover any  amounts it could owe under  swaps that exceed the amounts it is entitled to receive,  and it  will  adjust  that  amount  daily,  as  needed.  For  specific
limitations  on  the  Underlying  Funds'   investments  in  interest  rate  swap
transactions,  refer  to  the  Statement  of  Additional  Information  for  each
Underlying Fund.

     Swap agreements  entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by an Underlying  Fund under a swap  agreement will be greater than the payments it received.  Credit risk arises from the possibility that the counterparty will default. If the counterparty  defaults,  the Underlying Fund's loss will consist of the net amount of  contractual  interest  payments  that the Fund has not yet received.  The Underlying  Funds' manager will monitor the  creditworthiness  of counterparties  to the Underlying  Funds' interest rate swap  transactions on an ongoing basis.

     Some  Underlying  Funds  can  enter  into swap  transactions  with  certain counterparties pursuant to master netting agreements. A master netting agreement
provides  that  all  swaps  done  between  those   Underlying   Funds  and  that
counterparty shall be regarded as parts of an integral agreement. If amounts are payable on a particular date in the same currency in respect of one or more swap transactions,  the amount payable on that date in that currency shall be the net amount. In addition,  the master netting agreement may provide that if one party defaults  generally or on one swap,  the  counterparty  may terminate all of the swaps with that party. Under these agreements, if a default results in a loss to one party, the measure of that party's damages is calculated by reference to the average  cost of a  replacement  swap  for  each  swap.  It is  measured  by the mark-to-market  value at the time of the termination of each swap. The gains and losses on all swaps are then netted, and the result is the  counterparty's  gain or loss on  termination.  The  termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

     |X| Total Return Swap Transactions.  Some of the Underlying Funds may enter into total return  swaps.  For specific  limitations  on the  Underlying  Funds'
investments  in  total  return  swaps,  refer  to the  Statement  of  Additional
Information  for each  Underlying  Fund. A swap contract is  essentially  like a portfolio  of forward  contracts,  under  which one party  agrees to exchange an asset (for  example,  bushels of wheat) for another  asset  (cash) at  specified dates in the future. A one-period swap contract  operates in a manner similar to a forward or futures  contract because there is an agreement to swap a commodity for cash at only one  forward  date.  The  Underlying  Funds may  engage in swap transactions that have more than one period and therefore more than one exchange of assets.

     The  Underlying  Funds may invest in total return swaps to gain exposure to the overall commodity  markets.  In a total return commodity swap the Underlying
Funds will receive the price appreciation of a commodity index, a portion of the index, or a single  commodity in exchange for paying an agreed-upon  fee. If the commodity  swap is for one period,  the  Underlying  Funds will pay a fixed fee, established  at the outset of the swap.  However,  if the term of the  commodity swap is more than one period,  with interim swap payments,  the Underlying Funds will pay an  adjustable  or floating  fee.  With a "floating"  rate,  the fee is pegged to a base rate such as the LIBOR, and is adjusted each period. Therefore, if interest rates  increase over the term of the swap  contract,  the Underlying
Funds may be required to pay a higher fee at each swap reset date.

     |X| Swaption  Transactions.  Some of the Underlying  Funds may enter into a swaption transaction,  which is a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option,  the right, but not the  obligation,  to enter into an interest  rate swap at a preset rate within a specified  period of time,  with the writer of the  contract.  The writer of the contract  receives the premium and bears the risk of unfavorable  changes in the preset rate on the underlying  interest rate swap.  Unrealized  gains/losses  on swaptions are reflected in investment  assets and investment  liabilities in the
Underlying Funds' statement of financial condition.

     |X|  Credit  Derivatives.  Some of the  Underlying  Funds and the  tactical allocation component of the Active Allocation Fund may enter into credit default swaps,  both directly  ("unfunded  swaps") and  indirectly in the form of a swap embedded within a structured note ("funded swaps"),  to protect against the risk that a security will default. Unfunded and funded credit default swaps may be on a single security,  or on a basket of securities.  An Underlying Fund pays a fee to enter into the swap and receives a fixed payment during the life of the swap.
An  Underlying  Fund  and  the  tactical  allocation  component  of  the  Active
Allocation Fund may take a short position in the credit default swap (also known as  "buying  credit  protection"),  or may take a long  position  in the  credit default swap note (also known as "selling credit protection").

     An  Underlying  Fund or the  tactical  allocation  component  of the Active
Allocation  Fund  would  take a short  position  in a credit  default  swap (the
"unfunded  swap")  against a long  portfolio  position to  decrease  exposure to specific  high yield  issuers.  If the short  credit  default  swap is against a corporate issue, the Underlying Fund or the tactical allocation component of the
Active  Allocation  Fund must own that corporate  issue.  However,  if the short credit  default swap is against  sovereign  debt,  the  Underlying  Fund may own either:  (i) the reference  obligation,  (ii) any sovereign debt of that foreign country,  or (iii) sovereign debt of any country that its manager  determines is closely correlated as an inexact bona fide hedge.

     If an Underlying  Fund or the tactical  allocation  component of the Active
Allocation Fund takes a short position in the credit default swap, if there is a credit event (including bankruptcy, failure to timely pay interest or principal, or a restructuring), the Underlying Fund or the tactical allocation component of the  Active  Allocation  Fund  will  deliver  the  defaulted  bonds and the swap counterparty will pay the par amount of the bonds. An associated risk is adverse pricing when purchasing bonds to satisfy the delivery obligation. If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount  of the  defaulted  bond,  and the  fixed  payments  are then made on the reduced notional amount.

     Taking a long  position in the credit  default swap note (i.e.,  purchasing the  "funded  swap")  would  increase  the  Underlying  Fund's  or the  tactical allocation  component of the Active  Allocation Fund's exposure to specific high yield corporate issuers.  The goal would be to increase liquidity in that market sector via the swap note and its  associated  increase  in the number of trading
instruments,   the   number  and  type  of  market   participants,   and  market
capitalization.

     If an Underlying  Fund or the tactical  allocation  component of the Active
Allocation  Fund takes a long position in the credit default swap note, if there is a credit event the Underlying  Fund or the tactical  allocation  component of the  Active  Allocation  Fund will pay the par  amount of the bonds and the swap counterparty  will deliver the bonds.  If the swap is on a basket of securities, the  notional  amount of the swap is reduced by the par amount of the  defaulted bond, and the fixed payments are then made on the reduced notional amount.

     Other risks of credit  default  swaps include the cost of paying for credit protection if there are no credit events,  pricing  transparency  when assessing the cost of a credit default swap,  counterparty  risk, and the need to fund the delivery  obligation  (either cash or the defaulted bonds,  depending on whether the  Underlying  Fund  or  the  tactical  allocation  component  of  the  Active
Allocation  Fund  is  long  or  short  the  swap,  respectively).  For  specific limitations on the Underlying Funds' investments in credit derivatives, refer to the Statement of Additional Information for each Underlying Fund.

     |X| "Structured"  Notes.  Some of the Underlying Funds can buy "structured"
notes, which are  specially-designed  derivative debt investments with principal payments or interest  payments that are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be
"structured" by the purchaser (the Underlying Fund) and the borrower issuing the note.

     The principal and/or interest  payments depend on the performance of one or more other  securities or indices,  and the values of these notes will therefore fall or rise in response to the changes in the values of the underlying security or index.  They are subject to both credit and interest rate risks and therefore the Underlying Fund could receive more or less than it originally  invested when the notes  mature,  or it might  receive less  interest  than the stated  coupon payment if the underlying  investment or index does not perform as  anticipated.
Their values may be very  volatile and they may have a limited  trading  market, making  it  difficult  for the  Underlying  Fund to sell  its  investment  at an acceptable price.

     |X| Regulatory Aspects of Certain Derivative  Instruments.  The Commodities
Futures Trading  Commission  (the "CFTC") has eliminated  limitations on futures trading by certain regulated entities including registered  investment companies and consequently registered investment companies may engage in unlimited futures transactions  and options  thereon  provided that the Underlying  Fund claims an exclusion from  regulation as a commodity pool  operator.  The Underlying  Funds have claimed such an exclusion  from  registration  as a commodity pool operator under the Commodity  Exchange Act ("CEA").  The Underlying Funds may use futures and options for hedging and non-hedging  purposes to the extent  consistent with their investment  objective,  internal risk management guidelines adopted by the
Underlying Funds' investment advisor (as they may be amended from time to time), and as otherwise set forth in the Underlying Fund's prospectus or this SAI.

     Transactions in options by the Underlying  Funds are subject to limitations established by the option  exchanges.  The exchanges limit the maximum number of options  that may be written or held by a single  investor or group of investors acting in concert.  Those  limits apply  regardless  of whether the options were written or purchased  on the same or  different  exchanges or are held in one or more accounts or through one or more different  exchanges or through one or more brokers. Thus, the number of options that the Underlying Funds may write or hold may be affected by options  written or held by other  entities,  including other investment  companies  having the same  advisor as the  Underlying  Funds (or an advisor that is an affiliate of the Underlying  Funds'  advisor).  The exchanges also impose position limits on futures  transactions.  An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

     Under SEC staff  interpretations  regarding  applicable  provisions  of the
Investment  Company Act, when an  Underlying  Fund  purchases a future,  it must segregate cash or readily  marketable  short-term debt  instruments in an amount equal to the purchase price of the future, less the margin deposit applicable to
it. The account must be a segregated  account or accounts held by the Underlying
Fund.

     |X| Tax Aspects of Certain Derivative Instruments. Certain foreign currency exchange  contracts  in which the  Underlying  Funds may invest  are  treated as
"Section  1256  contracts"  under the Internal  Revenue Code of 1986, as amended
(the "Internal Revenue Code").  In general,  gains or losses relating to Section
1256 contracts are  characterized  as 60% long-term and 40%  short-term  capital gains or losses  under  the  Code.  However,  foreign  currency  gains or losses arising from Section 1256  contracts  that are forward  contracts  generally are treated as ordinary income or loss. In addition,  Section 1256 contracts held by the Underlying Funds at the end of each taxable year are "marked-to-market," and unrealized  gains or losses are  treated  as though  they were  realized.  These contracts also may be  marked-to-market  for purposes of determining  the excise tax applicable to investment company  distributions and for other purposes under rules prescribed  pursuant to the Internal Revenue Code. An election can be made by the Underlying Funds to exempt those transactions from this  marked-to-market treatment.

     Certain  forward  contracts the  Underlying  Funds enter into may result in
"straddles"  for federal income tax purposes.  The straddle rules may affect the character and timing of gains (or losses)  recognized by the Underlying Funds on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle  is allowed  only to the extent  that the loss  exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally  allowed at the point where there is no  unrecognized  gain in the offsetting  positions making up the straddle,  or the offsetting position is disposed of.

     Under the Internal  Revenue Code, the following gains or losses are treated as ordinary income or loss:

     (1) gains or losses  attributable  to  fluctuations  in exchange rates that occur between the time the Underlying Funds accrue interest or other receivables or accrue expenses or other  liabilities  denominated in a foreign  currency and the time the  Underlying  Funds  actually  collect such  receivables or pay such liabilities, and

     (2) gains or losses  attributable to fluctuations in the value of a foreign currency  between the date of  acquisition  of a debt security  denominated in a foreign  currency  or  foreign  currency  forward  contracts  and  the  date  of disposition.

     Currency  gains and losses are offset  against  market  gains and losses on each  trade  before  determining  a net  "Section  988"  gain or loss  under the
Internal Revenue Code for that trade,  which may increase or decrease the amount of the Underlying  Funds'  investment  income  available for distribution to its shareholders.

 Other Investments and Investment Strategies

     |X| In seeking their investment  objectives,  certain  Underlying Funds may from  time to time  use the  types  of  investments  and  investment  strategies described below. The Underlying Funds are not required to use these  strategies, and may not use any or all of them.

     |X|  Repurchase  Agreements.  Some  of the  Underlying  Funds  can  acquire securities subject to repurchase agreements.  An Underlying Fund might do so for liquidity  purposes to meet anticipated  redemptions of Fund shares,  or pending the  investment  of the  proceeds  from sales of Fund  shares,  or  pending  the settlement of portfolio  securities  transactions,  or for  temporary  defensive purposes.

     In a repurchase  transaction,  an Underlying Fund buys a security from, and simultaneously  resells it to, an approved vendor for delivery on an agreed-upon future  date.  The resale  price  exceeds the  purchase  price by an amount that reflects an agreed-upon  interest rate effective for the period during which the repurchase  agreement is in effect.  Approved  vendors  include U.S.  commercial banks,  U.S.  branches  of  foreign  banks,  or  broker-dealers  that  have been designated as primary  dealers in government  securities.  They must meet credit requirements set by the Underlying Fund's Manager from time to time.

     The  majority  of these  transactions  run from  day to day,  and  delivery pursuant to the resale typically occurs within one to five days of the purchase.
Repurchase  agreements  having a maturity  beyond  seven days are  subject to an
Underlying Fund's limits on holding illiquid investments.  There is generally no limit on the amount of the  Underlying  Funds' net assets that may be subject to repurchase  agreements  having  maturities  of seven days or less for  defensive purposes.  For specific  limitations  on the  Underlying  Funds'  investments in
securities  subject  to  repurchase  agreements,   refer  to  the  Statement  of
Additional Information for each Underlying Fund.

     Repurchase agreements,  considered "loans" under the Investment Company Act are collateralized by the underlying security.  The Underlying Funds' repurchase agreements  require  that at all times  while  the  repurchase  agreement  is in effect, the value of the collateral must equal or exceed the repurchase price to fully  collateralize the repayment  obligation.  However, if the vendor fails to pay the resale price on the delivery date, the Underlying  Funds may incur costs in disposing of the collateral  and may experience  losses if there is any delay in its ability to do so. The Underlying Funds' manager will monitor the vendor's creditworthiness  to  confirm  that the  vendor  is  financially  sound and will continuously monitor the collateral's value.

     Pursuant  to an  Exemptive  Order  issued by the  Securities  and  Exchange
Commission  ("SEC"),  the Underlying Funds, along with other affiliated entities managed by their manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements,  secured by U.S. government securities.  Securities that are pledged as collateral for  repurchase  agreements are held by a custodian bank until the agreements mature.  Each joint repurchase  arrangement  requires that the market value  of the  collateral  be  sufficient  to cover  payments  of  interest  and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

     |X| Reverse  Repurchase  Agreements.  Some of the Underlying  Funds can use
reverse  repurchase  agreements on debt  obligations  they own.  Under a reverse repurchase agreement, an Underlying Fund sells an underlying debt obligation and simultaneously agrees to repurchase the same security at an agreed-upon price on an  agreed-upon  date.  The  Underlying  Fund will  identify on its books liquid assets in an amount sufficient to cover its obligations under reverse repurchase agreements, including interest, until payment is made to the seller.

     These transactions involve the risk that the market value of the securities sold by the Underlying Fund under a reverse  repurchase  agreement could decline below the price at which the  Underlying  Fund is obligated to repurchase  them.
These  agreements are considered  borrowings by the Underlying  Fund and will be subject to the asset coverage  requirement under the Underlying Fund's policy on borrowing.

     |X|  "When-Issued"  and  "Delayed-Delivery"   Transactions.   Some  of  the
Underlying  Funds may  invest in  securities  on a  "when-issued"  basis and may purchase or sell  securities  on a  "delayed-delivery"  basis.  When-issued  and delayed-delivery  are terms that refer to  securities  whose terms and indenture are  available  and for which a market  exists,  but which are not available for
immediate   delivery.   For  specific   limitations  on  the  Underlying  Fund's
investments in "when-issued" and "delayed-delivery"  transactions,  refer to the
Statement of Additional Information for each Underlying Fund.

     When  such  transactions  are  negotiated,  the price  (which is  generally expressed in yield terms) is fixed at the time the commitment is made.  Delivery and payment for the  securities  take place at a later date.  The securities are subject  to change in value from  market  fluctuations  during the period  until settlement.  The value at  delivery  may be less than the  purchase  price.  For example,  changes in interest  rates in a direction  other than that expected by the Manager before  settlement  will affect the value of such securities and may cause a loss to an  Underlying  Fund.  During the period  between  purchase  and settlement,  no  payment  is made by an  Underlying  Fund to the  issuer  and no interest  accrues to the Underlying  Fund from the investment  until it receives the security at settlement.  There is a risk of loss to the  Underlying  Fund if the value of the security changes prior to the settlement date, and there is the risk that the other party may not perform.

     Some of the  Underlying  Funds may engage in  when-issued  transactions  to secure what the Manager  considers to be an advantageous  price and yield at the time the  obligation  is entered  into.  When an  Underlying  Fund enters into a when-issued  or  delayed-delivery  transaction,  it relies on the other party to complete the  transaction.  Its failure to do so may cause an Underlying Fund to lose the  opportunity  to obtain the  security  at a price and yield its manager considers to be advantageous.

     When  an  Underlying  Fund  engages  in  when-issued  and  delayed-delivery transactions,  it does so for the  purpose of  acquiring  or selling  securities consistent with its investment  objective and policies or for delivery  pursuant to options  contracts it has entered into, and not for the purpose of investment leverage.  Although  an  Underlying  Fund will  enter into  delayed-delivery  or when-issued  purchase  transactions to acquire  securities,  it may dispose of a commitment prior to settlement.  If an Underlying Fund chooses to dispose of the right to acquire a when-issued  security prior to its  acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

     At the time an Underlying  Fund makes the  commitment to purchase or sell a security on a when-issued or delayed-delivery  basis, it records the transaction on its books and reflects the value of the security purchased in determining its net asset value. In a sale transaction,  it records the proceeds to be received.
An  Underlying  Fund will  identify on its books liquid assets at least equal in value to the value of its purchase commitments until it pays for the investment.

     When-issued and delayed-delivery  transactions can be used by an Underlying
Fund as a defensive  technique to hedge against  anticipated changes in interest rates and prices. For instance,  in periods of rising interest rates and falling prices,  an Underlying  Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices.
In periods of falling interest rates and rising prices, an Underlying Fund might sell  portfolio  securities  and  purchase the same or similar  securities  on a when-issued or delayed-delivery  basis to obtain the benefit of currently higher cash yields.

     |X| Loans of  Portfolio  Securities.  To raise cash for income or liquidity purposes,  some of the Underlying  Funds can lend their portfolio  securities to brokers,  dealers and other  types of  financial  institutions  approved by each
Underlying  Fund's Board of Trustees or Directors.  For specific  limitations on the Underlying Funds' loans of portfolio  securities,  refer to the Statement of
Additional  Information for each Underlying  Fund. In addition,  these loans are subject  to the  other  conditions  described  in the  Statement  of  Additional
Information of each Underlying Fund.

     There are some risks in connection with securities  lending.  An Underlying
Fund might  experience a delay in receiving  additional  collateral  to secure a loan, or a delay in recovery of the loaned securities if the borrower  defaults.
An Underlying Fund must receive  collateral for a loan. Under current applicable regulatory  requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must  consist  of  cash,  bank  letters  of  credit  or  securities  of the U.S.
government or its agencies or  instrumentalities,  or other cash  equivalents in which an Underlying Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Underlying
Funds if the demand  meets the terms of the  letter.  The terms of the letter of credit and the issuing bank both must be satisfactory to the Underlying Fund.

     When it lends securities, the Underlying Fund receives amounts equal to the dividends or interest on loaned securities.  It also receives one or more of (a)
negotiated  loan fees, (b) interest on securities  used as  collateral,  and (c)
interest on any short-term debt securities  purchased with such loan collateral.
Either type of interest may be shared with the borrower. The Underlying Fund may also pay reasonable  finder's,  custodian and administrative  fees in connection with these loans. The terms of the Underlying  Fund's loans must meet applicable tests in order to receive  beneficial  treatment under the Internal Revenue Code and must permit the Underlying Fund to reacquire loaned securities on five days'
notice or in time to vote on any important matter.

     Some of the  Underlying  Funds  may  lend  their  portfolio  securities  to brokers,  dealers and other  financial  institutions  pursuant to the Securities
Lending  Agreement (the  "Securities  Lending  Agreement") with JP Morgan Chase, subject  to the  restrictions  stated in the  prospectuses  of those  Underlying
Funds.  Under  the  Securities  Lending  Agreement  and  applicable   regulatory
requirements  (which are subject to change),  the loan collateral  must, on each business day, be at least equal to the value of the loaned  securities  and must consist of cash, bank letters of credit or securities of the U.S. government (or its agencies or  instrumentalities),  or other cash  equivalents  in which those
Underlying  Funds are  permitted  to invest.  To be  acceptable  as  collateral, letters  of credit  must  obligate a bank to pay to JP Morgan  Chase,  as agent, amounts  demanded  by an  Underlying  Fund if the demand  meets the terms of the letter.  Such  terms of the  letter  of  credit  and the  issuing  bank  must be satisfactory  to JP Morgan Chase and the Underlying  Funds.  The Underlying Fund
will receive,  pursuant to the Securities Lending  Agreement,  80% of all annual net income  (i.e.,  net of  rebates to the  Borrower)  from  securities  lending transactions.  JP  Morgan  Chase  has  agreed,  in  general,  to  guarantee  the obligations of borrowers to return loaned  securities and to be responsible  for
expenses  relating  to  securities   lending.   The  Underlying  Funds  will  be
responsible,   however,  for  risks  associated  with  the  investment  of  cash collateral, including the risk that the issuer of the security in which the cash collateral has been invested  defaults.  The Securities Lending Agreement may be terminated by either JP Morgan Chase or the Underlying Funds on 30 days' written notice.  The terms of an Underlying Fund's loans must also meet applicable tests in order to receive  favorable  treatment  under the  Internal  Revenue Code and permit the Underlying Fund to reacquire loaned securities on five business days'
notice or in time to vote on any important  matter. An Underlying Fund will lend its portfolio  securities in conformity with its Securities Lending  Guidelines, as adopted by each Underlying Fund's Board.

     |X| Borrowing for Leverage. The Funds and many of the Underlying Funds have the ability to borrow  from banks,  to invest the  borrowed  funds in  portfolio securities.  This speculative technique is known as "leverage." Currently, under the Investment  Company Act, absent  exemptive  relief, a mutual fund may borrow only from banks and the maximum  amount it may borrow is up to  one-third of its
total  assets   (including  the  amount   borrowed)  less  all  liabilities  and
indebtedness other than borrowing, except that a fund may borrow up to 5% of its total  assets for  temporary  purposes  from any  person.  Under the  Investment
Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed. If the value of the Funds' or the Underlying  Funds' assets fail to meet the 300% asset coverage  requirement, the Funds or the Underlying  Funds will reduce their bank debt within three days to meet the requirement.  To do so, the Funds or the Underlying Funds might have to sell a portion of their investments at a disadvantageous time.

     The Funds or the  Underlying  Funds will pay interest on their  borrowings, and that  interest  expense will raise the overall  expenses of the Funds or the
Underlying  Funds and reduce their  returns.  If they do borrow,  their expenses will  be  greater  than  comparable  funds  that  do not  borrow  for  leverage.
Additionally,  the Funds or the  Underlying  Funds'  net asset  values per share might fluctuate more than that of funds that do not borrow.

     |X| Illiquid and Restricted  Securities.  Under the policies and procedures established by an Underlying  Fund's Boards of  Trustees/Directors,  the Manager
determines  the liquidity of certain of an  Underlying  Fund's  investments.  To enable an  Underlying  Fund to sell its  holdings of a  restricted  security not registered  under  applicable  securities  laws, the Underlying Fund may have to cause those securities to be registered.  The expenses of registering restricted securities may be negotiated by the Underlying  Fund with the issuer at the time the Underlying Fund buys the  securities.  When the Underlying Fund must arrange registration  because  the  Underlying  Fund  wishes  to sell  the  security,  a considerable period may elapse between the time the decision is made to sell the security and the time the security is  registered  so that the  Underlying  Fund could sell it. The  Underlying  Fund would bear the risks of any downward  price fluctuation during that period.

     The Underlying Fund may also acquire restricted  securities through private placements.  Those  securities  have  contractual  restrictions  on their public resale.  Those  restrictions may make it more difficult to value them, and might limit an Underlying  Fund's ability to dispose of the securities and might lower the amount the Underlying Fund could realize upon the sale.

     The Underlying Funds have limitations that apply to purchases of restricted securities,  as  stated in their  prospectuses.  Those  percentage  restrictions generally do not limit purchases of restricted  securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933,  as amended  (the  "Securities  Act"),  if those  securities  have been determined to be liquid by the Manager under  Board-approved  guidelines.  Those guidelines  take into account the trading  activity for such  securities and the availability of reliable pricing information, among other factors. If there is a lack of trading  interest in a  particular  Rule 144A  security,  an  Underlying
Fund's holdings of that security may be considered to be illiquid.

     Illiquid  securities  generally include repurchase  agreements  maturing in more  than  seven  days  and  participation  interests  that  do not  have  puts exercisable within seven days.

     |X| Temporary Defensive and Interim Investments.  When market,  economic or political conditions are unstable, or the Funds or the Underlying Funds' Manager believes it is otherwise appropriate to reduce holdings in stocks, the Funds and the  Underlying  Funds can invest in a variety of debt  securities for defensive purposes.  The Funds and the Underlying Funds can also purchase these securities for liquidity  purposes to meet cash needs due to the redemption of a Fund or an
Underlying  Fund,  or to hold while  waiting to reinvest  cash received from the sale of  other  portfolio  securities.  For  specific  types  of  securities  an
Underlying  Fund  can  buy  when  assuming  a  temporary  defensive  or  interim investment position,  refer to the Statement of Additional  Information for each
Underlying  Fund.  Examples of temporary  defensive and interim  investments the
Funds may use, and that some of the Underlying Funds may use, include:

     o   high-quality   (rated   in   the   top   two   rating   categories   of
nationally-recognized  rating  organizations  or deemed by the  Manager to be of comparable quality), short-term money market instruments, including those issued by the U.S. Treasury or other government agencies,

     o commercial paper (short-term,  unsecured, promissory notes of domestic or foreign companies),

     o short-term debt obligations of corporate issuers,

     o certificates of deposit and bankers'  acceptances of domestic and foreign banks and savings and loan associations, and

     o repurchase agreements.

     These  short-term debt  securities  would be selected for defensive or cash management  purposes  because they can normally be disposed of quickly,  are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

 Portfolio Turnover

     "Portfolio  turnover"  describes  the  rate  at  which  the  Funds  and the
Underlying Funds trade their portfolio securities.  For example, if the Funds or
Underlying  Funds sold all of their securities  during a one year period,  their portfolio  turnover  rate  would be  100%.  The  Funds'  and  Underlying  Funds'
portfolio turnover rates will fluctuate from year to year. It is not anticipated that the Funds will have a high portfolio turnover rate, however, the Underlying
Funds may have a portfolio turnover rate of more than 100% annually.

     Increased portfolio turnover may result in higher brokerage and transaction costs for the Underlying Funds, which may reduce their overall performance. Most of the Funds'  portfolio  transactions,  however,  should  involve trades in the
Underlying  Funds that do not entail brokerage  commissions.  The realization of capital gains from selling  portfolio  securities may result in distributions of taxable  long-term  capital gains to shareholders.  The Funds and the Underlying
Funds will normally  distribute  all of the capital gains they realize each year to avoid excise taxes under the Internal Revenue Code.

 Investment Restrictions

     The Funds and the Underlying  Funds each have their own  "fundamental"  and
"non-fundamental"  investment  restrictions as described below. Certain of those restrictions  apply only to the extent  required by the Investment  Company Act, the  rules  or  regulations  thereunder  or  any  exemption  therefrom.  If  the applicable provisions of the Investment Company Act, the rules or regulations or any exemption should change,  those restrictions will automatically  reflect the new requirements.  Therefore the effect of those fundamental policies may change without notice and without a shareholder vote.

     Unless the Prospectus or SAI states that a percentage  restriction  applies on an  ongoing  basis,  it applies  only at the time a Fund makes an  investment
(except in the case of borrowing and  investments  in illiquid  securities).  In that  case a Fund or  Underlying  Fund  need  not  sell  securities  to meet the percentage limits, even if the value of that investment  increases in proportion to the size of its assets.

     |X|  What  Are  "Fundamental  Policies?"  Fundamental  policies  are  those policies of each Fund or Underlying Fund that can be changed only by the vote of a "majority" of such fund's outstanding voting securities.  Under the Investment
Company  Act, a  "majority"  vote is  defined as the vote of the  holders of the lesser of:

     o 67%  or  more  of  the  shares  present  or  represented  by  proxy  at a shareholder  meeting,  if the holders of more than 50% of the outstanding shares are present or represented by proxy, or

     o more than 50% of the outstanding shares.

     Each  Fund's  investment   objective  is  not  a  fundamental  policy.  The
investment   objectives  of  the   Underlying   Funds  may  be   fundamental  or
non-fundamental,  according  to  the  Prospectus  and  Statement  of  Additional
Information of each Underlying Fund. Other policies  described in the Prospectus or this Statement of Additional Information,  of the Funds and/or the Underlying
Funds, are "fundamental"  only if they are identified as such. Each Fund's Board of Directors/Trustees and each Underlying Fund's Board of Directors/Trustees can
change   non-fundamental   policies  without  shareholder   approval.   However,
significant  changes to the Funds'  investment  policies  will be  described  in supplements  or  updates  to the  Prospectus  or this  Statement  of  Additional
Information,  as  appropriate.  The Funds'  principal  investment  policies  are described in the Prospectus.

     Do the Funds Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Funds:

     o A Fund cannot buy securities or other instruments issued or guaranteed by any one  issuer  if more  than 5% of its  total  assets  would  be  invested  in securities or other instruments of that issuer or if it would then own more than
10% of that issuer's voting  securities.  This limitation applies to 75% of each
Funds' total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other  investment  companies.  For  purposes  of this  restriction,  a Fund's investments will be considered be its pro rata portion of each Underlying Fund's portfolio securities.

     o A Fund cannot  invest 25% or more of its total assets in any one industry or in a group of related  industries.  That  limit does not apply to  securities
issued   or   guaranteed   by  the  U.S.   government   or  its   agencies   and
instrumentalities or to securities issued by investment companies.

     o A Fund may not borrow  money,  except to the extent  permitted  under the
Investment  Company Act, the rules or  regulations  thereunder  or any exemption therefrom that is applicable to the Funds, as such statute, rules or regulations may be amended or interpreted from time to time.

     o A Fund  cannot  make  loans,  except to the  extent  permitted  under the
Investment  Company Act, the rules or  regulations  thereunder  or any exemption therefrom that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

     o A Fund cannot  purchase real estate or commodities;  however,  a Fund may use commodity contracts approved by its Board.

     o A Fund cannot issue  senior  securities,  except to the extent  permitted under the  Investment  Company Act, the rules or  regulations  thereunder or any exemption  therefrom,  as such statute,  rules or regulations  may be amended or interpreted from time to time.

     o A Fund may not  underwrite  securities  issued by  others,  except to the extent that such Fund may be considered an underwriter within the meaning of the
Securities Act, as amended, when reselling securities held in its own portfolio.

     Currently,  under the Investment  Company Act, and the  Oppenheimer  funds'
exemptive order, a Fund may borrow only from banks and/or affiliated  investment companies in an amount up to one-third of its total assets (including the amount borrowed less all liabilities and  indebtedness  other than  borrowing),  except that a Fund may borrow up to 5% of its total assets for temporary  purposes from any person. Under the Investment Company Act, there is a rebuttable  presumption that a loan is  temporary  if it is repaid  within 60 days and not  extended  or renewed.  Also,  presently under the Investment Company Act, a Fund may lend its portfolio  securities  in an amount not to exceed 33 1/3 percent of the value of its total assets.  The Investment Company Act also requires each registered fund to adopt a  fundamental  policy  regarding  investments  in real  estate  and/or commodities. To the extent that a Fund or an Underlying Fund has restrictions on or not permitted to invest in real estate, real estate related securities and/or commodities,  that information is set out in the investment restrictions in this section.  Presently,  under the Investment  Company Act a registered mutual fund cannot make any  commitment as an  underwriter,  if  immediately  thereafter the amount  of its  outstanding  underwriting  commitments,  plus  the  value of its investments in securities of issuers (other than investment  companies) of which it owns more than ten  percent of the  outstanding  voting  securities,  exceeds twenty-five  percent  of the value of the  fund's  total  assets,  except to the extent that a fund may be  considered an  underwriter  within the meaning of the
Securities Act when reselling securities held in its own portfolio.

     Do the Funds Have Any Restrictions That Are Not Fundamental?  Each Fund has
investment restrictions that are not fundamental policies, which means that they can be changed  by vote of a  majority  the  Fund's  Board of  Trustees  without shareholder approval.  The following investment restriction is a non-fundamental policy of the Funds:

     o A Fund may not  invest  in  illiquid  securities,  except  to the  extent permitted under the Investment Company Act, the rules or regulations  thereunder or any exemption  therefrom  that is  applicable to the Funds,  as such statute, rules or  regulations  may be amended  or  interpreted  from time to time.  This restriction  shall not apply to  securities  that  mature  within  seven days or securities  that the Board of Directors of the Fund has otherwise  determined to be liquid pursuant to applicable law.

     Currently, under the Investment Company Act, a mutual fund cannot invest in illiquid  securities  (i.e.,  securities  that cannot be readily  resold or that cannot  otherwise be marketed,  redeemed or put to the issuer or a third party), if at the time of acquisition  more than 15% of its net assets would be invested in such  securities.  The  shares  of the  Underlying  Funds  are  not  illiquid investments under the Funds' policies or the applicable  Investment  Company Act rules and regulations.

     Do the Underlying Funds Have Fundamental  Policies?  Each of the Underlying
Funds has its own  fundamental  policies.  Those  policies  may differ  from the fundamental  policies of the Funds or the other Underlying  Funds. The Funds and the  Underlying  Funds each apply their own  policies  with respect to their own portfolio  investments.  The following  investment  restrictions are fundamental policies of the Underlying Funds:

 Capital Appreciation Fund

     o Capital  Appreciation  Fund cannot buy  securities  or other  instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in  securities  or other  instruments  of that issuer or if it would then own more  than 10% of that  issuer's  voting  securities.  This  limitation applies to 75% of Capital  Appreciation  Fund's total assets. The limit does not apply to securities  issued or  guaranteed by the U.S.  government or any of its agencies or instrumentalities or securities of other investment companies.

     o Capital  Appreciation  Fund may not  borrow  money,  except to the extent permitted under the Investment Company Act, the rules or regulations  thereunder or any exemption  therefrom that is applicable to Capital  Appreciation Fund, as such statute,  rules or regulations  may be amended or interpreted  from time to time.

     o Capital  Appreciation  Fund  cannot  make  loans,  except  to the  extent permitted under the Investment Company Act, the rules or regulations  thereunder or any exemption there from that is applicable to Capital  Appreciation Fund, as such statute,  rules or regulations  may be amended or interpreted  from time to time.

     o Capital  Appreciation  Fund cannot invest 25% or more of its total assets in any one  industry.  That  limit  does  not  apply  to  securities  issued  or guaranteed  by the U.S.  government  or its  agencies and  instrumentalities  or securities issued by investment companies.

     o  Capital  Appreciation  Fund  cannot  invest  in  real  estate,  physical commodities or commodity  contracts,  except to the extent  permitted  under the
Investment  Company Act, the rules or  regulations  thereunder  or any exemption therefrom,  as such statute,  rules or regulations may be amended or interpreted from time to time.

     o  Capital   Appreciation  Fund  cannot  underwrite   securities  of  other
companies.  A permitted  exception is in case it is deemed to be an  underwriter under  the  Securities  Act  when  reselling  any  securities  held  in its  own portfolio.

     o Capital  Appreciation Fund cannot issue senior securities,  except to the extent  permitted  under the  Investment  Company Act, the rules or  regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

 Champion Income Fund

     Champion Income Fund cannot buy securities  issued or guaranteed by any one issuer if more than 5% of its total  assets would be invested in  securities  of that  issuer  or if it  would  then own more  than 10% of that  issuer's  voting securities.  That  restriction  applies to 75% of Champion  Income  Fund's total assets. The limit does not apply to securities issued by the U.S.  government or any of its  agencies or  instrumentalities  or  securities  of other  investment companies.

     Champion  Income Fund cannot  invest 25% or more of its total assets in any one industry.  That limit does not apply to  securities  issued or guaranteed by the U.S.  government or its agencies and  instrumentalities.  Under this policy, utilities are divided into  "industries"  according to the services they provide
(for example,  gas, gas transmission,  electric and telephone  utilities will be considered to be in separate industries).

     Champion Income Fund cannot borrow money in excess of 33 ?% of the value of its total  assets.  Champion  Income  Fund may only  borrow  from  banks  and/or affiliated investment companies. Champion Income Fund cannot make any investment at a time  during  which  its  borrowings  exceed  5% of the  value of its total assets. With respect to this fundamental policy, Champion Income Fund can borrow only if it  maintains a 300% ratio of assets to  borrowings  at all times in the manner set forth in the Investment Company Act.

     Champion  Income  Fund  cannot  make loans  except (a)  through  lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness,  (c) through an inter-fund  lending program with other  affiliated funds,  provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 ?% of the value of its total assets  (taken at market value at the time of such loans), and (d) through repurchase agreements.

     Champion Income Fund cannot invest in real estate. However, Champion Income
Fund can purchase  debt  securities  secured by real estate or interests in real estate, or issued by companies,  including real estate investment  trusts,  that invest in real estate or interests in real estate.

     Champion  Income Fund cannot invest in commodities or commodity  contracts.
However,  Champion  Income Fund may buy and sell any of the hedging  instruments permitted  by  its  other  investment  policies,  whether  or  not  the  hedging instrument  is  considered  a commodity or  commodity  contract,  subject to the restrictions  and limitations on such  investments  specified in Champion Income
Fund's Prospectus and Statement of Additional Information.

     Champion  Income Fund cannot  underwrite  securities  of other  issuers.  A permitted  exception  is in case it is  deemed  to be an  underwriter  under the
Securities Act when reselling any securities held in its own portfolio.

     Champion  Income Fund cannot issue "senior  securities",  but this does not prohibit certain investment  activities for which assets of Champion Income Fund are designated as segregated,  or margin,  collateral or escrow arrangements are established, to cover the related obligations.

     Examples of those activities  include borrowing money,  reverse  repurchase
agreements,   delayed-delivery   and  when-issued   arrangements  for  portfolio
securities  transactions,  and  contracts  to buy or sell  derivatives,  hedging instruments, options or futures.

  Commodity Strategy Total Return Fund

     o Commodity  Strategy  Total Return Fund will not purchase the  securities, commodity-linked  notes and other instruments of any issuer if, as a result, 25%
or more of the  Commodity  Strategy  Total  Return  Fund's total assets would be invested in the securities of companies whose principal business  activities are in the same industry or group of industries.  This restriction does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured by them.

     o Commodity Strategy Total Return Fund will invest 25% or more of its total assets in securities,  commodity-linked  notes and other instruments,  including futures and forward contracts,  related options and swaps, linked to one or more of the energy and natural resources, agriculture,  livestock, industrial metals, and precious  metals  sectors.  The  individual  components  of an index will be considered as separate  industries  for this purpose.  Commodity  Strategy Total
Return Fund may also invest more than 25% in a group of industries.

     o Commodity  Strategy Total Return Fund will not issue any senior security.
However,  Commodity  Strategy  Total Return Fund may enter into  commitments  to purchase  securities in  accordance  with the  Commodity  Strategy  Total Return
Fund's   investment   program,    including   reverse   repurchase   agreements,
delayed-delivery  and  when-issued  securities,  which  may  be  considered  the issuance of senior  securities.  Additionally,  Commodity  Strategy Total Return
Fund may  engage in  transactions  that may result in the  issuance  of a senior security to the extent permitted under the Investment Company Act and applicable regulations,  interpretations  of the  Investment  Company  Act or an  exemptive order.  Commodity  Strategy  Total Return Fund may also engage in short sales of securities  to  the  extent  permitted  in  its  investment  program  and  other restrictions.  The purchase or sale of commodity-linked  notes,  futures or swap contracts and related options shall not be considered to involve the issuance of senior  securities.  Moreover,  Commodity  Strategy Total Return Fund may borrow money as authorized by the Investment Company Act.

     o Commodity  Strategy  Total Return Fund will not purchase or sell physical commodities  unless  acquired as a result of  ownership of  securities  or other instruments.  This restriction shall not prevent Commodity Strategy Total Return
Fund from purchasing or selling  commodity-linked  notes, or options and futures contracts with respect to individual  commodities or indices,  or from investing in securities or other instruments backed by physical commodities or indices.

     o  Commodity  Strategy  Total  Return  Fund will not  purchase or sell real estate  unless  acquired as a result of direct  ownership of securities or other instruments.  This restriction shall not prevent Commodity Strategy Total Return
Fund from investing in securities or other instruments  backed by real estate or securities  of companies  engaged in the real estate  business,  including  real estate investment trusts.  This restriction does not preclude Commodity Strategy
Total Return Fund from buying  securities  backed by mortgages on real estate or securities of companies  engaged in such  activities.  Commodity  Strategy Total
Return  Fund can also invest in real estate  operating  companies  and shares of companies engaged in other real estate related businesses.

     o Commodity Strategy Total Return Fund cannot underwrite  securities issued by  other  persons.  A  permitted  exception  is in case it is  deemed  to be an underwriter  under the Securities Act when reselling  securities held in its own portfolio.

     o Commodity Strategy Total Return Fund cannot make loans except (a) through lending of securities,  (b) through the purchase of debt  instruments or similar evidences of indebtedness,  (c) through an interfund  lending program with other affiliated  funds,  provided that no such loan may be made if, as a result,  the aggregate  of such loans would  exceed 33 1/3% of the value of its total  assets
(taken at market  value at the time of such loans),  and (d) through  repurchase agreements.  Currently,  the  Investment  Company  Act  permits  (a)  lending of securities, (b) purchasing debt securities or similar evidences of indebtedness,
(c) repurchase  agreements and (d) interfund  lending  consistent with Commodity
Strategy Total Return Fund's exemptive order; or

     o Commodity  Strategy Total Return Fund cannot borrow money in excess of 33
1/3% of the value of its total assets.  Commodity Strategy Total Return Fund may borrow only from banks and/or affiliated investment  companies.  With respect to this fundamental policy, Commodity Strategy Total Return Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the  Investment  Company Act.  Currently,  the  Investment  Company Act
permits  a  mutual  fund to  borrow  from  banks  and/or  affiliated  investment companies up to one-third of its total assets  (including the amount  borrowed).
Commodity Strategy Total Return Fund may borrow up to 5% of its total assets for temporary purposes from any person.  Interfund borrowing must be consistent with the Commodity Strategy Total Return Fund's exemptive order.

     The percentage  restrictions  described above and in the Commodity Strategy
Total Return Fund's Prospectus (other than the percentage limitations that apply on an on-going  basis and except in the case of  borrowing  and  investments  in illiquid  securities) apply only at the time of investment and require no action by the Fund as a result of subsequent changes in relative values.

    Core Bond Fund

     o Core Bond cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in  securities of that issuer or if it would then own more than 10% of that issuer's voting  securities.  This restriction applies to 75% of Core Bond's total assets. The limit does not apply to  securities  issued  by  the  U.S.  government  or any  of  its  agencies  or instrumentalities or securities of other investment companies.

     o Core Bond cannot concentrate its investments (that means it cannot invest
25% or more of its total assets) in any one industry.  Gas, water,  electric and telephone utilities are considered to be separate industries for this purpose.

     o Core Bond cannot make loans except (a) through lending of securities, (b)
through the purchase of debt  instruments or similar  evidences of indebtedness,
(c) through an inter-fund  lending program with other affiliated  funds, and (d)
through repurchase agreements.

     o Core Bond cannot  invest in real estate or real  estate  mortgage  loans.
However,  Core  Bond can  purchase  and sell  securities  issued or  secured  by companies that invest in or deal in real estate or interests in real estate.

     o Core Bond cannot underwrite securities.  A permitted exception is in case it is deemed to be an  underwriter  under the  Securities Act when reselling any securities held in its own portfolio.

     o Core  Bond  cannot  borrow  money in  excess of 33 ?% of the value of its total assets. Core Bond may borrow only from banks and/or affiliated  investment companies. With respect to this fundamental policy, Core Bond can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act.

     o Core Bond cannot issue  "senior  securities,"  but this does not prohibit certain  investment  activities  for which assets of Core Bond are designated as segregated,  or margin,  collateral or escrow  arrangements are established,  to cover the related  obligations.  Examples of those activities  include borrowing
money,   reverse  repurchase   agreements,   delayed-delivery   and  when-issued
arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

  Developing Markets Fund

     o Developing Markets Fund cannot buy securities or other instruments issued or  guaranteed  by any one issuer if more than 5% of its total  assets  would be invested in securities or other  instruments  of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to
75% of the Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

     o Developing  Markets Fund cannot invest 25% or more of its total assets in any one industry.  That limit does not apply to securities  issued or guaranteed by the U.S.  government  or its agencies  and  instrumentalities  or  securities issued by investment companies.

     o Developing Markets Fund cannot make loans, except to the extent permitted under the  Investment  Company Act, the rules or  regulations  thereunder or any exemption  therefrom  that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

     o Developing Markets Fund cannot invest in real estate,  physical commodity contracts,  except to the extent permitted under the Investment Company Act, the rules or  regulations  thereunder or any exemption  therefrom,  as such statute, rules or regulations may be amended or interpreted from time to time.

     o Developing  Markets Fund cannot  issue senior  securities,  except to the extent  permitted  under the  Investment  Company Act, the rules or  regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

     o Developing Markets Fund cannot underwrite  securities of other companies.
A permitted  exception  is in case it is deemed to be an  underwriter  under the
Securities Act when reselling any securities held in its own portfolio.

     o  Developing  Markets  Fund may not  borrow  money,  except to the  extent permitted under the Investment Company Act, the rules or regulations  thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

    Discovery Fund

     o  Discovery  Fund cannot buy  securities  or other  instruments  issued or guaranteed  by any one  issuer  if more  than 5% of its  total  assets  would be invested in securities or other  instruments  of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to
75% of the Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

     o Discovery Fund cannot make loans,  except to the extent  permitted  under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

     o Discovery Fund cannot invest 25% or more of its total assets in companies in any one industry.  That limit does not apply to securities issued by the U.S.
government  or its  agencies  and  instrumentalities  or  securities  issued  by investment companies.

     o  Discovery  Fund  cannot  underwrite  securities  of other  companies.  A permitted  exception  is in case it is  deemed  to be an  underwriter  under the
Securities Act when reselling any securities held in its own portfolio.

     o  Discovery  Fund  cannot  invest  in  real  estate,   physical  commodity
contracts,  except to the extent permitted under the Investment Company Act, the rules or  regulations  thereunder or any exemption  therefrom,  as such statute, rules or regulations may be amended or interpreted from time to time.

     o  Discovery  Fund cannot  issue  senior  securities,  except to the extent permitted under the Investment Company Act, the rules or regulations  thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

      Global Fund

     o Global  Fund  cannot  buy  securities  or  other  instruments  issued  or guaranteed  by any one  issuer  if more  than 5% of its  total  assets  would be invested in securities or other  instruments  of that issuer or if it would then own more than 10% of that issuer's voting securities. That limitation applies to
75% of Global Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

     o Global Fund cannot make loans,  except to the extent  permitted under the
Investment  Company Act, the rules or  regulations  thereunder  or any exemption therefrom  that is  applicable  to  Global  Fund,  as  such  statute,  rules  or regulations may be amended or interpreted from time to time.

     o Global  Fund  cannot  invest  25% or more of its total  assets in any one industry.  That limit does not apply to  securities  issued or guaranteed by the
U.S.  government or its agencies and  instrumentalities  or securities issued by investment companies.

     o Global  Fund  cannot  invest  in real  estate,  physical  commodities  or commodity contracts, except to the extent permitted under the Investment Company
Act, the rules and regulations  thereunder or any exemption  therefrom,  as such statute, rules or regulations may be amended or interpreted from time to time.

     o Global Fund cannot underwrite securities of other companies.  A permitted exception is in case it is deemed to be an underwriter  under the Securities Act when reselling any securities held in its own portfolio.

     o  Global  Fund  cannot  issue  senior  securities,  except  to the  extent permitted under the Investment Company Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

      Global Opportunities Fund

     o Global  Opportunities  Fund cannot buy  securities  or other  instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in  securities  or other  instruments  of that issuer or if it would then own more  than 10% of that  issuer's  voting  securities.  This  limitation applies  to 75% of the  Fund's  total  assets.  The  limit  does  not  apply  to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

     o Global  Opportunities  Fund  cannot  make  loans,  except  to the  extent permitted under the Investment Company Act, the rules or regulations  thereunder or any exemption  therefrom that is applicable to Global  Opportunities Fund, as such statute,  rules or regulations  may be amended or interpreted  from time to time.

     o Global  Opportunities  Fund cannot invest 25% or more of its total assets in any one  industry.  That  limit  does  not  apply  to  securities  issued  or guaranteed  by the U.S.  government  or its  agencies and  instrumentalities  or securities issued by investment companies.

     o  Global  Opportunities  Fund  cannot  invest  in  real  estate,  physical commodities or commodity  contracts,  except to the extent  permitted  under the
Investment  Company Act, the rules or  regulations  thereunder  or any exception there from, as such statute,  rules or regulations may be amended or interpreted from time to time.

     o  Global   Opportunities  Fund  cannot  underwrite   securities  of  other
companies.  A permitted  exception is in case it is deemed to be an  underwriter under  the  Securities  Act  when  reselling  any  securities  held  in its  own portfolio.

     o Global  Opportunities Fund cannot issue senior securities,  except to the extent  permitted  under the  Investment  Company Act, the rules or  regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

    Gold & Special Minerals Fund

     o Gold &  Special Minerals Fund cannot invest in Metal  Investments if, as a result,  more than 10% of Gold &  Special  Minerals Fund's total assets would be invested in Metal Investments.

     o With the  exception of its  investments  in Mining  Securities  and Metal
Investments,  Gold &  Special Minerals Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S.  government or its agencies and  instrumentalities  or securities issued by investment companies.

     o  Gold  &  Special  Minerals  Fund  is  "non-diversified"   under  the
Investment Company Act.

     o Gold &  Special  Minerals  Fund may not borrow  money,  except to the extent  permitted  under the  Investment  Company Act, the rules or  regulations thereunder or any exemption  therefrom that is applicable to Gold &  Special
Minerals  Fund,  as  such  statute,  rules  or  regulations  may be  amended  or interpreted from time to time.

     o Gold & Special Minerals Fund cannot make loans,  except to the extent permitted under the Investment Company Act, the rules or regulations  thereunder or any exemption  thereform  that is applicable to Gold &  Special  Minerals
Fund, as such statute,  rules or regulations may be amended or interpreted  from time to time.

     o Gold &  Special Minerals Fund cannot invest in real estate,  physical commodities or commodity  contracts (other than the hedging instruments or Metal
Investments  permitted by any of its other  investment  policies)  except to the extent  permitted  under the  Investment  Company Act, the rules or  regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or  interpreted  from time to time.  It does not matter  whether  the hedging  instrument  or Metal  Investment  is  considered  to be a commodity  or commodity contract.

     o Gold & Special Minerals Fund cannot issue senior  securities,  except to the  extent  permitted  under  the  Investment  Company  Act,  the  rules  or regulations  thereunder or any exemption  therefrom,  as such statute,  rules or regulations may be amended or interpreted from time to time.

     o Gold &  Special Minerals Fund cannot  underwrite  securities of other companies.  A permitted  exception is in case it is deemed to be an  underwriter under  the  Securities  Act  when  reselling  any  securities  held  in its  own portfolio.

     o As a non-fundamental  investment policy, Gold & Special Minerals Fund cannot invest in the securities of other investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of section 12(d)(1) of the Investment Company Act.

     Non-Diversification of Gold & Special Minerals Fund's Investments. Gold
& Special Minerals Fund is  "non-diversified,"  as defined in the Investment
Company Act. Funds that are diversified have restrictions  against investing too much of their assets in the securities of any one "issuer." That means that Gold
& Special Minerals Fund can invest more of its assets in the securities of a single issuer than a fund that is diversified.

     Being  non-diversified  poses additional  investment risks, because if Gold
&  Special  Minerals Fund invests more of its assets in fewer  issuers,  the value of its shares is subject to greater  fluctuations from adverse  conditions affecting any one of those issuers.  However,  Gold &  Special Minerals Fund does limit its  investments  in the  securities of any one issuer to qualify for tax  purposes as a "regulated  investment  company"  under the Internal  Revenue
Code.  By  qualifying,  it does not have to pay federal  income taxes on amounts distributed if more than 90% of its earnings are distributed to shareholders. To qualify,  Gold &  Special  Minerals  Fund must meet a number of  conditions.
First,  not more than 25% of the  market  value of Gold &  Special  Minerals
Fund's  total  assets may be  invested  in the  securities  of a single  issuer.
Second, with respect to 50% of the market value of its total assets, (1) no more than  5% of the  market  value  of its  total  assets  may  be  invested  in the securities  of a single  issuer,  and (2) the Fund must not own more than 10% of the outstanding voting securities of a single issuer.

      Growth Fund

     o Growth  Fund  cannot  buy  securities  or  other  instruments  issued  or guaranteed  by any one  issuer  if more  than 5% of its  total  assets  would be invested in securities or other  instruments  of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to
75% of Growth Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

     o Growth Fund cannot make loans,  except to the extent  permitted under the
Investment  Company Act, the rules or  regulations  thereunder  or any exemption therefrom  that is  applicable  to  Growth  Fund,  as  such  statute,  rules  or regulations may be amended or interpreted from time to time.

     o Growth Fund may not borrow money,  except as permitted by the  Investment
Company Act, the rules or regulations thereunder or any exemption therefrom that is  applicable  to Growth Fund, as such  statute,  rules or  regulations  may be amended or interpreted from time to time.

     o Growth  Fund  cannot  invest  25% or more of its total  assets in any one industry.  That limit does not apply to  securities  issued or guaranteed by the
U.S.  government or its agencies and  instrumentalities  or securities issued by investment companies.

     o Growth  Fund  cannot  invest  in real  estate,  physical  commodities  or commodity contracts, except to the extent permitted under the Investment Company
Act, the rules or  regulations  thereunder or any exemption  therefrom,  as such statute, rules or regulations may be amended or interpreted from time to time.

     o Growth Fund cannot underwrite securities of other companies.  A permitted exception is in case it is deemed to be an underwriter  under the Securities Act when reselling any securities held in its own portfolio.

     o  Growth  Fund  cannot  issue  senior  securities,  except  to the  extent permitted under the Investment Company Act, the rules or regulations  thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  International Bond Fund

     o  International  Bond Fund cannot make loans except (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness,  (c) through an inter-fund  lending program with other  affiliated funds, and (d) through repurchase agreements.

     o  International  Bond  Fund  cannot  buy or  sell  real  estate.  However,
International  Bond Fund can purchase debt securities  secured by real estate or interests  in  real  estate  or  issued  by  companies,  including  real  estate investment trusts, which invest in real estate or interests in real estate.

     o International Bond Fund cannot underwrite  securities of other companies.
A permitted  exception  is in case it is deemed to be an  underwriter  under the
Securities Act when reselling any securities held in its own portfolio.

     o International  Bond Fund cannot issue "senior  securities," but this does not prohibit  certain  investment  activities for which assets of  International
Bond  Fund are  designated  as  segregated,  or  margin,  collateral  or  escrow arrangements  are  established,  to cover the related  obligations.  Examples of
those  activities  include  borrowing  money,  reverse  repurchase   agreements,
delayed-delivery   and  when-issued   arrangements   for  portfolio   securities
transactions,  and contracts to buy or sell  derivatives,  hedging  instruments, options or futures.

     o  International  Bond Fund cannot borrow money in excess of 33 1/3% of the value of its total  assets.  International  Bond Fund may borrow only from banks and/or affiliated investment companies.  International Bond Fund cannot make any investment at a time during which its  borrowings  exceed 5% of the value of its assets.  With respect to this fundamental  policy,  International  Bond Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act.

     International  Bond Fund  cannot  concentrate  investments.  That  means it cannot invest 25% or more of its total assets in any one industry. International
Bond  Fund  will  not  invest  25% or more of its  total  assets  in  government securities of any one foreign company or in debt and equity securities issued by companies  organized under the laws of any one foreign  country.  Obligations of the U.S. government, its agencies and instrumentalities are not considered to be part of an "industry" for the purposes of this policy.

 Non-Diversification of International Bond Fund's Investments.

     International Bond Fund is  "non-diversified," as defined in the Investment
Company Act. Funds that are diversified have restrictions  against investing too much of their  assets in the  securities  of any one  "issuer."  That means that
International  Bond Fund can invest  more of its assets in the  securities  of a single issuer than a fund that is diversified.

     Being   non-diversified  poses  additional  investment  risks,  because  if
International  Bond Fund invests more of its assets in fewer issuers,  the value of its  shares is  subject  to  greater  fluctuations  from  adverse  conditions affecting any one of those issuers. However,  International Bond Fund does limit its  investments in the securities of any one issuer to qualify for tax purposes as a  "regulated  investment  company"  under  the  Internal  Revenue  Code.  By qualifying,  it does not have to pay federal income taxes on amounts distributed if more than 90% of its earnings are  distributed to  shareholders.  To qualify,
International  Bond Fund must meet a number of conditions.  First, not more than
25% of the  market  value of  International  Bond  Fund's  total  assets  may be invested in the  securities of a single issuer.  Second,  with respect to 50% of the market value of its total assets, (1) no more than 5% of the market value of its total assets may be invested in the securities of a single  issuer,  and (2)
International  Bond Fund must not own more  than 10% of the  outstanding  voting securities of a single issuer. This is not a fundamental policy.

 International Growth Fund

     o  International  Growth Fund cannot buy  securities  or other  instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in  securities  or other  instruments  of that issuer or if it would then own more  than 10% of that  issuer's  voting  securities.  This  limitation applies  to 75% of the  Fund's  total  assets.  The  limit  does  not  apply  to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

     o  International  Growth  Fund  cannot  make  loans,  except to the  extent permitted under the Investment Company Act, the rules or regulations  thereunder or any exemption  therefrom that is applicable to Global  Opportunities Fund, as such statute,  rules or regulations  may be amended or interpreted  from time to time.

     o  International  Growth Fund cannot invest 25% or more of its total assets in any one  industry.  That  limit  does  not  apply  to  securities  issued  or guaranteed  by the U.S.  government  or its  agencies and  instrumentalities  or securities issued by investment companies.

     o  International  Growth  Fund  cannot  invest  in  real  estate,  physical commodities or commodity  contracts,  except to the extent  permitted  under the
Investment  Company Act, the rules or  regulations  thereunder  or any exception there from, as such statute,  rules or regulations may be amended or interpreted from time to time.

     o International  Growth Fund cannot issue senior securities,  except to the extent  permitted  under the  Investment  Company Act, the rules or  regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

     o  International   Growth  Fund  cannot  underwrite   securities  of  other
companies.  A permitted  exception is in case it is deemed to be an  underwriter under  the  Securities  Act  when  reselling  any  securities  held  in its  own portfolio.

     o  International  Growth Fund may not borrow money,  except as permitted by the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

 International Small Company Fund

     o  International   Small  Company  Fund  cannot  buy  securities  or  other
instruments  issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would  then  own  more  than 10% of that  issuer's  voting  securities.  This limitation  applies to 75% of the Fund's total assets.  The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

     o International  Small Company Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations  thereunder or any exemption  therefrom that is applicable to Global  Opportunities Fund, as such statute,  rules or regulations  may be amended or interpreted  from time to time.

     o  International  Small Company Fund cannot invest 25% or more of its total assets in any one industry.  That limit does not apply to  securities  issued or guaranteed  by the U.S.  government  or its  agencies and  instrumentalities  or securities issued by investment companies..

     o International  Small Company Fund cannot invest in real estate,  physical commodities or commodity  contracts,  except to the extent  permitted  under the
Investment  Company Act, the rules or  regulations  thereunder  or any exception there from, as such statute,  rules or regulations may be amended or interpreted from time to time.

     o International  Small Company Fund cannot issue senior securities,  except to the  extent  permitted  under  the  Investment  Company  Act,  the  rules  or regulations  thereunder or any exemption  therefrom,  as such statute,  rules or regulations may be amended or interpreted from time to time.

     o International  Small Company Fund cannot  underwrite  securities of other companies.  A permitted  exception is in case it is deemed to be an  underwriter under  the  Securities  Act  when  reselling  any  securities  held  in its  own portfolio.

     o  International  Small  Company  Fund  may not  borrow  money,  except  as permitted by the Investment Company Act, the rules or regulations  thereunder or any exemption  therefrom that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

     Limited-Term Government Fund

     o Limited-Term  Government Fund cannot buy securities or other  instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in  securities  or other  instruments  of that issuer or if it would then own more  than 10% of that  issuer's  voting  securities.  This  limitation applies to 75% of Limited-Term  Government  Fund's total assets.  The limit does not apply to securities issued by the U.S.  government or any of its agencies or instrumentalities, or securities of other investment companies.

     o Limited-Term  Government cannot invest 25% or more of its total assets in any one industry.  That limit does not apply to securities  issued or guaranteed by the U.S. government or its agencies and instrumentalities.

     o  Limited-Term  Government  Fund  cannot  deviate  from  any of its  other investment policies that are described as fundamental policies in the Prospectus or this Statement of Additional Information.

     o Limited-Term Government Fund cannot make loans except (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness, (c) through an inter-fund lending program with other affiliated funds, and (d) through repurchase agreements.

     o Limited-Term  Government Fund cannot borrow money in excess of 33 1/3% of the value of its total assets. Limited-Term Government Fund may borrow only from banks and/or affiliated investment  companies.  With respect to this fundamental policy,  Limited-Term  Government  Fund can borrow  only if it  maintains a 300%
ratio of  assets  to  borrowings  at all  times in the  manner  set forth in the
Investment Company Act.

     o  Limited-Term  Government  Fund  cannot  purchase  or sell  real  estate, commodities or commodity contracts.  However,  Limited-Term  Government Fund may use hedging  instruments  approved by its Board of Trustees whether or not those hedging instruments are considered commodities or commodity contracts.

     o Limited-Term  Government Fund cannot underwrite  securities.  A permitted exception is in case it is deemed to be an underwriter  under the Securities Act when reselling any securities held in its own portfolio.

     o Limited-Term  Government Fund cannot issue "senior  securities," but this does not prohibit certain investment activities for which assets of Limited-Term
Government  Fund are designated as segregated,  or margin,  collateral or escrow arrangements  are  established,  to cover the related  obligations.  Examples of
those  activities  include  borrowing  money,  reverse  repurchase   agreements,
delayed-delivery   and  when-issued   arrangements   for  portfolio   securities
transactions,  contracts  to  buy  or  sell  derivatives,  hedging  instruments, options, or futures.

   Main Street Fund

     o Main Street Fund cannot buy  securities  issued or  guaranteed by any one issuer if more than 5% of its total  assets would be invested in  securities  of that  issuer  or it  would  then  own  more  than  10% of that  issuer's  voting securities.  This limit applies to 75% of Main Street  Fund's total assets.  The limit does not apply to securities  issued by the U.S.  government or any of its agencies or instrumentalities, or securities of other investment companies.

     o Main  Street Fund cannot  concentrate  investments.  That means it cannot invest 25% or more of its total  assets in any  industry.  However,  there is no limitation on investments in U.S. government securities.

     o Main Street Fund cannot invest in commodities.  However, Main Street Fund can buy and sell any of the hedging  instruments  permitted  by any of its other policies.  It does not matter if the hedging  instrument  is  considered to be a commodity or commodity contract.

     o Main  Street Fund cannot  invest in real estate or in  interests  in real estate.  However,  Main Street Fund can purchase  securities of issuers  holding real estate or interests  in real estate  (including  securities  of real estate investment trusts).

     o Main Street Fund  cannot  underwrite  securities  of other  companies.  A permitted  exception  is in case it is  deemed  to be an  underwriter  under the
Securities Act when reselling any securities held in its own portfolio.

     o Main Street  Fund cannot  issue  "senior  securities,"  but this does not prohibit certain investment  activities for which assets of Main Street Fund are designated  as  segregated,  or margin,  collateral or escrow  arrangements  are established,  to cover the related  obligations.  Examples  of those  activities include borrowing money,  reverse repurchase  agreements,  delayed-delivery  and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

     o Main Street Fund cannot  borrow  money in excess of 33 ?% of the value of its total assets  (including the amount  borrowed).  Main Street Fund may borrow only from banks and/or  affiliated  investment  companies.  With respect to this fundamental  policy,  Main Street  Fund can borrow  only if it  maintains a 300%
ratio of  assets  to  borrowings  at all  times in the  manner  set forth in the
Investment Company Act of 1940.

     o Main  Street  Fund  cannot  make  loans  except  (a)  through  lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness,  (c) through an inter-fund  lending program with other  affiliated funds, and (d) through repurchase agreements.

     Main Street Opportunity Fund

     o Main Street  Opportunity Fund cannot buy securities  issued or guaranteed by any one  issuer if more  than 5% of its total  assets  would be  invested  in securities of that issuer or if it would then own more than 10% of that issuer's voting  securities.  This limitation  applies to 75% of Main Street  Opportunity
Fund's total assets.  The limit does not apply to securities  issued by the U.S.
government  or any of its agencies or  instrumentalities  or securities of other investment companies.

     o Main Street Opportunity Fund cannot make loans except (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness, (c) through an inter-fund lending program with other affiliated funds,  provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 ?% of the value of its total assets  (taken at market value at the time of such loans), and (d) through repurchase agreements.

     o Main Street  Opportunity  Fund cannot  borrow money in excess of 33 ?% of the value of its total assets. Main Street Opportunity Fund may borrow only from banks and/or affiliated investment  companies.  With respect to this fundamental policy,  Main Street  Opportunity  Fund can borrow  only if it  maintains a 300%
ratio of  assets  to  borrowings  at all  times in the  manner  set forth in the
Investment Company Act.

     o Main Street Opportunity Fund cannot concentrate  investments.  That means it cannot invest 25% or more of its total assets in any industry. However, there is no limitation on investments in U.S. government securities.

     o Main Street  Opportunity  Fund cannot invest in physical  commodities  or physical  commodity  contracts  or buy  securities  for  speculative  short-term purposes.  However,  Main  Street  Opportunity  Fund can buy and sell any of the hedging instruments  permitted by any of its other policies. It can also buy and sell  options,  futures,  securities  or other  instruments  backed by  physical commodities  or whose  investment  return is linked to  changes  in the price of physical commodities.

     o Main Street Opportunity Fund cannot invest in real estate or in interests in real estate. However, Main Street Opportunity Fund can purchase securities of issuers holding real estate or interests in real estate (including securities of real estate investment trusts).

     o Main  Street  Opportunity  Fund  cannot  underwrite  securities  of other companies.  A permitted  exception is in case it is deemed to be an  underwriter under  the  Securities  Act  when  reselling  any  securities  held  in its  own portfolio.

     o Main Street  Opportunity Fund cannot issue "senior  securities," but this does not prohibit certain investment  activities for which assets of Main Street
Opportunity Fund are designated as segregated,  or margin,  collateral or escrow arrangements  are  established,  to cover the related  obligations.  Examples of
those  activities  include  borrowing  money,  reverse  repurchase   agreements,
delayed-delivery   and  when-issued   arrangements   for  portfolio   securities
transactions,  and contracts to buy or sell  derivatives,  hedging  instruments, options or futures.

  Main Street Small Cap Fund

     o Main Street Small Cap Fund cannot buy securities  issued or guaranteed by any one  issuer  if more  than 5% of its  total  assets  would  be  invested  in securities of that issuer or if it would then own more than 10% of that issuer's voting securities.  That restriction applies to 75% of the Main Street Small Cap
Fund's total assets.  The limit does not apply to securities  issued by the U.S.
government  or any of its agencies or  instrumentalities  or securities of other investment companies.

     o Main Street Small Cap Fund cannot make loans  except (a) through  lending of securities,  (b) through the purchase of debt securities or similar evidences of indebtedness,  (c) through an interfund-lending program with other affiliated funds, and (d) through repurchase agreements.

     o Main Street  Small Cap Fund cannot  borrow  money in excess of 33 1/3% of the value of its total  assets.  Main Street Small Cap Fund may borrow only from banks and/or affiliated investment  companies.  With respect to this fundamental policy,  Main Street Small Cap Fund can borrow only if it maintains a 300% ratio of assets to  borrowing  at all times in the manner set forth in the  Investment
Company Act of 1940.

     o Main Street Small Cap Fund cannot concentrate investments.  That means it cannot  invest 25% or more of its total assets in companies in any one industry.
Obligations of the U.S. government,  its agencies and  instrumentalities are not considered to be part of an "industry" for the purposes of this restriction.

     o Main Street  Small Cap Fund cannot  invest in real estate or in interests in real estate.  However,  Main Street Small Cap Fund can purchase securities of companies holding real estate or interests in real estate.

     o Main Street  Small Cap Fund  cannot  invest in  physical  commodities  or physical  commodity  contracts  or buy  securities  for  speculative  short-term purposes.  However,  Main  Street  Small  Cap  Fund  can buy and sell any of the hedging instruments  permitted by any of its other policies. It can also buy and sell  options,  futures,  securities  or other  instruments  backed by  physical commodities  or whose  investment  return is linked to  changes  in the price of physical commodities.

     o Main  Street  Small  Cap  Fund  cannot  underwrite  securities  of  other companies.  A permitted  exception is in case it is deemed to be an  underwriter under  the  Securities  Act  when  reselling  any  securities  held  in its  own portfolio.

     o Main Street Small Cap Fund cannot  issue  "senior  securities,"  but this does not prohibit certain investment  activities for which assets of Main Street
Small Cap Fund are  designated as  segregated,  or margin,  collateral or escrow arrangements  are  established,  to cover the related  obligations.  Examples of
those  activities  include  borrowing  money,  reverse  repurchase   agreements,
delayed-delivery   and  when-issued   arrangements   for  portfolio   securities
transactions,  and contracts to buy or sell  derivatives,  hedging  instruments, options or futures.

      MidCap Fund

     o MidCap  Fund  cannot  buy  securities  or  other  instruments  issued  or guaranteed  by any one  issuer  if more  than 5% of its  total  assets  would be invested in securities or other  instruments  of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to
75% of MidCap Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

     o MidCap Fund cannot make loans,  except to the extent  permitted under the
Investment  Company Act, the rules or  regulations  thereunder  or any exemption therefrom  that is  applicable  to  MidCap  Fund,  as  such  statute,  rules  or regulations may be amended or interpreted from time to time.

     o MidCap  Fund  cannot  invest  25% or more of its total  assets in any one industry.  That limit does not apply to  securities  issued or guaranteed by the
U.S.  government or its agencies and  instrumentalities  or securities issued by investment companies.

     o MidCap Fund cannot underwrite  securities issued by others, except to the extent that a fund may be  considered an  underwriter  within the meaning of the
Securities Act, as amended, when reselling securities held in its own portfolio.

     o MidCap  Fund  cannot  invest  in real  estate,  physical  commodities  or commodity contracts, except to the extent permitted under the Investment Company
Act, the rules or  regulations  thereunder or any exemption  therefrom,  as such statute, rules or regulations may be amended or interpreted from time to time.

     o  MidCap  Fund  cannot  issue  senior  securities,  except  to the  extent permitted under the Investment Company Act, the rules or regulations  thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

   Money Market Fund

     o Money  Market  Fund  cannot  invest  more than 5% of its total  assets in securities  of any  issuer  (except  the  U.S.  government  or its  agencies  or instrumentalities).

     o Money  Market Fund cannot  invest 25% or more of its total  assets in any one industry. Except for obligations issued or guaranteed by the U.S. government securities and bank obligations  described in the prospectus are not included in this limitation.

     o Money Market Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom  that is applicable  to Money Market Fund,  as such statute,  rules or regulations may be amended or interpreted from time to time.

     o Money Market Fund may not borrow  money,  except to the extent  permitted under the  Investment  Company Act, the rules or  regulations  thereunder or any exemption  therefrom  that is  applicable to Money Market Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

     o Money Market Fund cannot invest in real estate,  physical  commodities or commodity contracts, except to the extent permitted under the Investment Company
Act, the rules or  regulations  thereunder or any exception  there from, as such statute, rules or regulations may be amended or interpreted from time to time.

     o Money Market Fund may not underwrite  securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the  Securities  Act,  as amended,  when  reselling  securities  held in its own portfolio.

     o Money Market Fund cannot issue  senior  securities,  except to the extent permitted under the Investment Company Act, the rules or regulations  thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

 Quest International Value Fund

     o Quest International Value Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in  securities or other  instruments  of that issuer or if its would then own more  than 10% of that  issuer's  voting  securities.  This  limitation applies  to 75% of the  Fund's  total  assets.  The  limit  does  not  apply  to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

     o Quest  International  Value Fund cannot lend money.  However the Fund can invest in all or a portion of an issue of bonds, debentures, commercial paper or other similar corporate  obligations.  Quest  International  Value Fund may also engage in  repurchase  agreements  and may make loans of  portfolio  securities, subject to the restrictions stated under "Loans of Portfolio Securities."

     o Quest  International  Value Fund  cannot  invest 25% or more of its total assets  in any  industry.  That  limit  does not apply to  securities  issued or guaranteed  by the U.S.  government  or its  agencies and  instrumentalities  or securities issued by investment companies.

     o Quest  International  Value Fund cannot  invest in real estate,  physical commodities or commodity  contracts,  except to the extent  permitted  under the
Investment  Company Act, the rules or  regulations  thereunder  or any exception there from, as such statute,  rules or regulations may be amended or interpreted from time to time.

     o Quest International Value Fund cannot invest in companies for the purpose of acquiring control or management of those companies.

     o Quest  International  Value Fund may not underwrite  securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act, as amended, when reselling securities held in its own portfolio.

     o Quest  International  Value Fund cannot invest or hold  securities of any issuer if  officers  and  directors  of Quest  International  Value  Fund or its
Manager or Sub-Advisor individually  beneficially own more than 1/2 of 1% of the securities  of that issuer and  together own more than 5% of the  securities  of that issuer.

     o Quest  International Value Fund cannot borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations  thereunder or any  exemption  therefrom  that is  applicable  to Money Market Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

     o Quest  International  Value  Fund  cannot  pledge its assets or assign or otherwise  encumber its assets in excess of one-third of its net assets.  It can do so only to secure  borrowings  made within the  limitations  set forth in the
Prospectus or its SAI.

     o Quest International Value Fund cannot issue senior securities,  except to the extent permitted under the Investment  Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

   Real Estate Fund

     o Real Estate Fund cannot buy  securities  issued or  guaranteed by any one issuer if more than 5% of its total  assets would be invested in  securities  of that  issuer  or if it  would  then own more  than 10% of that  issuer's  voting securities.  That  restriction  applies to 75% of the Real Estate  Fund's  total assets. The limit does not apply to securities issued by the U.S.  government or any of its  agencies or  instrumentalities  or  securities  of other  investment companies.

     o Real Estate Fund cannot make loans except as permitted by the  Investment
Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Real Estate Fund, as such statue,  rules or regulations may be amended or interpreted from time to time.

     o Real Estate  Fund may not borrow  money,  except to the extent  permitted under the  Investment  Company Act, the rules or  regulations  thereunder or any exemption  therefrom  that is  applicable  to Real Estate Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

     o Real Estate Fund cannot  concentrate its investments to the extent of 25%
of its total assets in any industry.  However, there is no limitation as to Real
Estate Fund's investments in the real estate industry in general.

     o Real Estate Fund cannot  underwrite  securities of other companies except as permitted by the Investment Company Act. A permitted  exception is in case it is deemed to be an  underwriter  under the  Securities  Act when  reselling  any securities held in its own portfolio.

     o Real Estate Fund cannot invest in real estate,  physical  commodities  or commodity contracts, except to the extent permitted under the Investment Company
Act, the rules or  regulations  thereunder or any exemption  therefrom,  as such statute, rules or regulations may be amended or interpreted from time to time.

     o Real Estate Fund cannot issue senior  securities,  except as permitted by the Investment Company Act, the rules or regulations thereunder or any exemption therefrom,  as such statute,  rules or regulations may be amended or interpreted from time to time.

     Non-Diversification of Real Estate Fund's Investments.  Real Estate Fund is
classified as a  "non-diversified"  fund under the Investment Company Act. Funds that are diversified have restrictions  against investing a higher percentage of their assets in the  securities of any one issuer.  As a  non-diversified  fund,
Real  Estate Fund can invest  more of its assets in the  securities  of a single issuer  than it could  prior to  April  12,  2007  when it was  classified  as a diversified  fund.  However,  Real  Estate Fund  limits its  investments  in the securities  of any one  issuer  to  qualify  for tax  purposes  as a  "regulated investment company" under the Internal Revenue Code. By qualifying,  it does not have  to pay  federal  income  taxes  if  more  than  90% of  its  earnings  are distributed  to  shareholders.  To  qualify,  the Fund  must  meet a  number  of conditions.  First,  no more than 25% of the market value of Real Estate  Fund's total assets may be invested in the securities of a single issuer.  Second, with respect to 50% of the market value of its total  assets,  (1) no more than 5% of the market  value of Real  Estate  Fund's  total  assets may be  invested in the securities  of a single  issuer,  and (2) Real Estate Fund may not own more than
10% of the outstanding voting securities of a single issuer.

     Being  non-diversified may pose additional investment risks. If Real Estate
Fund invests more of its assets in fewer issuers, the value of its shares may be affected to a greater  extent by adverse  conditions  affecting any one of those issuers.  The statement of investments  included in this Statement of Additional
Information  reflect  the  investments  held by Real  Estate  Fund  prior to its changing from a diversified to a non-diversified  classification  and may not be reflective  of Real Estate  Fund's  allocation  of  investments  following  that change.

  Small- & Mid- Cap Value Fund

     o  Small-  &  Mid-  Cap  Value  Fund  cannot  buy  securities  or other instruments  issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would  then  own  more  than 10% of that  issuer's  voting  securities.  This limitation  applies to 75% of Small- &  Mid- Cap Value Fund's total  assets.
The  limit  does not  apply  to  securities  issued  or  guaranteed  by the U.S.
government  or any of its agencies or  instrumentalities  or securities of other investment companies.

     o Small- &  Mid- Cap Value Fund cannot  invest 25% or more of its total assets in any one industry.  That limit does not apply to  securities  issued or guaranteed  by the U.S.  government  or its  agencies and  instrumentalities  or securities issued by investment companies.

     o Small-  &  Mid-  Cap  Value  Fund may not  borrow  money,  except  as permitted by the Investment Company Act, the rules or regulations  thereunder or any exemption  therefrom that is applicable to Small- & Mid- Cap Value Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

     o Small- &  Mid- Cap Value Fund cannot invest in real estate,  physical commodities or commodity  contracts,  except to the extent  permitted  under the
Investment  Company Act, the rules or  regulations  thereunder  or any exemption therefrom,  as such statute,  rules or regulations may be amended or interpreted from time to time.

     o Small- & Mid- Cap Value Fund may not underwrite  securities issued by others,  except that a fund may be considered an underwriter  within the meaning of the Securities Act when reselling securities held in its own portfolio.

     o Small- & Mid- Cap Value Fund cannot issue senior  securities,  except to the  extent  permitted  under  the  Investment  Company  Act,  the  rules  or regulations  thereunder or any exemption  therefrom,  as such statute,  rules or regulations may be amended or interpreted from time to time.

     o Small-  &  Mid-Cap  Value  cannot  make  loans,  except to the extent permitted under the Investment Company Act, the rules or regulations  thereunder or any exemption  therefrom that is applicable to Small- & Mid-Cap Value, as such statute,  rules or regulations  may be amended or interpreted  from time to time.

 Strategic Income Fund

     o Strategic  Income Fund cannot buy securities  issued or guaranteed by any one issuer if more than 5% of its total assets  would be invested in  securities of that  issuer  or it  would  then own more  than 10% of that  issuer's  voting securities.  This limit applies to 75% of Strategic  Income Fund's total assets.
The limit does not apply to securities  issued by the U.S.  government or any of its agencies or instrumentalities, or securities of other investment companies.

     o Strategic  Income Fund cannot  invest 25% or more of its total  assets in any one industry.  That limit does not apply to securities  issued or guaranteed by the U.S.  government  or its  agencies  and  instrumentalities.  Each foreign government  is treated as an "industry"  and utilities are divided  according to the services they provide.

     o  Strategic  Income Fund  cannot  borrow  money in excess of 331/3% of the value of its total assets (including the amount borrowed). Strategic Income Fund may borrow only from banks and/or affiliated investment companies.  With respect to  this  fundamental  policy,  Strategic  Income  Fund  can  borrow  only if it maintains  a 300% ratio of assets to  borrowings  at all times in the manner set forth in the Investment Company Act.

     o Strategic  Income Fund  cannot make loans  except (a) through  lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness,  (c) through an inter-fund  lending program with other  affiliated funds,  provided that no such loan may be made if, as a result, the aggregate of such  loans  would  exceed 33 1/3% of the value of its  total  assets  (taken at market value at the time of such loans), and (d) through repurchase agreements.

     o Strategic Income Fund cannot invest in real estate,  physical commodities or commodity contracts.  However,  Strategic Income Fund may: (1) invest in debt securities  secured by real estate or  interests  in real  estate,  or issued by companies,  including real estate investment trusts,  that invest in real estate or interests in real estate; (2) invest in hedging instruments  permitted by any of its  other  investment  policies;  and  (3) buy and  sell  options,  futures, securities or other  instruments  backed by, or the investment return from which is linked to changes in the price of, physical commodities or currencies.

     o Strategic Income Fund cannot underwrite securities of other companies.  A permitted  exception  is in case it is  deemed  to be an  underwriter  under the
Securities Act when reselling any securities held in its own portfolio.

     o Strategic Income Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of Strategic Income Fund are designated as segregated,  or margin,  collateral or escrow arrangements are established,  to cover the related  obligations.  Examples  of those  activities include borrowing money,  reverse repurchase  agreements,  delayed-delivery  and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

 U.S. Government Trust

     o U.S.  Government Trust cannot buy securities or other instruments  issued or  guaranteed  by any one issuer if more than 5% of its total  assets  would be invested in securities or other  instruments  of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to
75% of U.S.  Government  Trust's  total  assets.  The  limit  does not  apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

     o U.S.  Government  Trust cannot  invest 25% or more of its total assets in any one industry.  That limit does not apply to securities  issued or guaranteed by the U.S.  government  or its agencies  and  instrumentalities  or  securities issued by investment companies.

     o U.S. Government Trust cannot invest in real estate,  physical commodities or commodity  contracts,  except to the extent  permitted  under the  Investment
Company Act, the rules or regulations thereunder or any exemption therefrom,  as such statute,  rules or regulations  may be amended or interpreted  from time to time.

     o U.S.  Government  Trust  cannot issue  senior  securities,  except to the extent  permitted  under the  Investment  Company Act, the rules or  regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

     o U.S.  Government  Trust may not underwrite  securities  issued by others, except to the extent that a fund may be  considered  an  underwriter  within the meaning  of the  Securities  Act  when  reselling  securities  held  in its  own portfolio.

     o U.S.  Government Trust cannot make loans,  except to the extent permitted under the  Investment  Company Act, the rules or  regulations  thereunder or any exemption  therefrom  that is  applicable to U.S.  Government,  as such statute, rules or regulations may be amended or interpreted from time to time.

     o U.S.  Government  Trust  may  not  borrow  money,  except  to the  extent permitted under the Investment Company Act, the rules or regulations  thereunder or any  exemption  therefrom  that is  applicable  to U.S.  Government,  as such statute, rules or regulations may be amended or interpreted from time to time.

      Value Fund

     o  Value  Fund  cannot  buy  securities  or  other  instruments  issued  or guaranteed  by any one  issuer  if more  than 5% of its  total  assets  would be invested in securities or other  instruments  of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to
75% of Value Fund's total assets.  The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

     o Value  Fund  cannot  invest  25% or more of its  total  assets in any one industry.  That limit does not apply to  securities  issued or guaranteed by the
U.S.  government or its agencies and  instrumentalities  or securities issued by investment companies.

     o Value Fund cannot make loans,  except to the extent  permitted  under the
Investment  Company Act, the rules or  regulations  thereunder  or any exemption therefrom  that  is  applicable  to  Value  Fund,  as  such  statute,  rules  or regulations may be amended or interpreted from time to time.

     o Value Fund may not borrow money, except to the extent permitted under the
Investment  Company Act, the rules or  regulations  thereunder  or any exemption therefrom  that is  applicable,  as such statute,  rules or  regulations  may be amended or interpreted from time to time.

     Value Fund cannot invest in real estate,  physical commodities or commodity contracts,  except to the extent permitted under the Investment Company Act, the rules or  regulations  thereunder or any exemption  therefrom,  as such statute, rules or regulations may be amended or interpreted from time to time.

     Value Fund cannot issue senior  securities,  except to the extent permitted under the  Investment  Company Act, the rules or  regulations  thereunder or any exemption  therefrom,  as such statute,  rules or regulations  may be amended or interpreted from time to time.

     Value Fund  cannot  underwrite  securities  of other  issuers.  A permitted exception is in case it is deemed to be an underwriter  under the Securities Act in reselling its portfolio securities.

     Do the Underlying  Funds Have Any  Restrictions  That Are Not  Fundamental?
Each of the Underlying  Funds has its own investment  restrictions  that are not fundamental policies, which means that they can be changed by vote of a majority of each  respective  Underlying  Fund's  Board of Trustees  without  shareholder approval.  Those policies may differ from the policies of the Funds or the other
Underlying  Funds.  The Funds and the  Underlying  Funds  each  apply  their own policies  with  respect  to  their  own  portfolio  investments.  The  following investment restrictions are non-fundamental  policies of the Underlying Funds as indicated below.

     o None of the  Underlying  Funds  can  invest  in the  securities  of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph  (F) or (G) of section  12(d)(1) of the Investment  Company Act and U.S.  Government  Trust cannot invest in any securities of other  investment companies  except  if it  acquires  them as part of a merger,  consolidation  or acquisition of assets. Global Fund cannot invest in securities of other open-end investment  companies,  except  in  connection  with  a  merger,  consolidation, reorganization  or  acquisition  of  assets,  or invest  more than 5% of its net assets in closed-end investment  companies,  including small business investment companies,  and the commission rates on such investments may not be in excess of normal brokerage commissions.

     o  For  purposes  of  each  applicable  Underlying  Fund's  policy  not  to concentrate its assets,  as described  above and in each  applicable  Underlying
Fund's prospectus and/or Statement of Additional  Information,  those Underlying
Funds  have  adopted  the  non-fundamental  industry  classifications  listed in
Appendix B.

     o U.S.  Government Trust and Small- & Mid- Cap Value Fund cannot invest in interests in oil, gas, or other mineral exploration or development programs.

     U.S.  Government Trust and Small- & Mid- Cap Value Fund will provide at least 60 days' prior notice of any change in their  non-fundamental  policies to invest, under normal circumstances,  at least 80% of net assets (plus the amount of any borrowings used for investment  purposes) in U.S.  government  securities and in equity  securities  of small- and mid-cap  domestic and foreign  issuers, respectively.

     MidCap Fund cannot  purchase  securities  on margin or pledge,  mortgage or hypothecate any of its assets.  However,  it can make margin deposits and escrow arrangements in connection with any of the hedging instruments  permitted by any of its other investment policies. MidCap Fund cannot invest in companies for the purpose  of  acquiring  control  or  management  of  them or  invest  in or hold securities of any issuer if officers and Trustees or directors of MidCap Fund or the Manager individually or beneficially own more than1/2of 1% of the securities of that issuer and together own more than 5% of the securities of that issuer.

     o  Global  Fund  cannot  sell  securities  short  except  in  "short  sales against-the-box."

     o Small-  &  Mid- Cap Value Fund  cannot  make short  sales or purchase securities  on  margin.  However,  Small-  &  Mid- Cap  Value  Fund can make short-term borrowings when necessary for the clearance of purchases of portfolio securities.

 Disclosure of Portfolio Holdings

     Each Fund and each  Underlying  Fund have adopted  policies and  procedures concerning the  dissemination of information  about their portfolio  holdings by employees,  officers and/or directors of the Manager,  Distributor, and Transfer
Agent.  These policies are designed to ensure that non-public  information about portfolio  securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b)
is  designed  to prevent  that  information  from being used in a way that could negatively  affect a Funds' or Underlying  Funds'  investment  program or enable third parties to use that  information  in a manner that is harmful to the Funds or Underlying Funds.

     o  Public  Disclosure.  The  Funds'  and the  Underlying  Funds'  portfolio holdings  are made  publicly  available no later than 60 days after the close of each of the Funds' or Underlying Funds' fiscal quarters in semi-annual report to
shareholders,   its  annual  reports  to  shareholders,  or  its  Statements  of
Investments on Form N-Q,  which are publicly  available at the SEC. In addition, the top 10 or more  holdings  are  posted on the  OppenheimerFunds'  website  at
www.oppenheimerfunds.com   in  the  "Fund  Profiles"   section.   Other  general
information about the Funds' or Underlying Funds' portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted with a 15-day lag.

     Until  publicly  disclosed,  the  Funds'  or  Underlying  Funds'  portfolio holdings are proprietary,  confidential business information.  While recognizing the importance of providing portfolio  information to a variety of third parties to assist with the management, distribution and administrative process, the need for  transparency  must be balanced against the risk that third parties who gain access to the Funds' or Underlying Funds' portfolio  holdings  information could attempt  to use that  information  to trade  ahead of or  against  the  Funds or
Underlying  Funds,  which  could  negatively  affect  the  prices  the  Funds or
Underlying   Funds  are  able  to  obtain  in  portfolio   transactions  or  the
availability  of the  securities  that the  portfolio  manager is trading on the
Funds' or Underlying Funds' behalf.

     The Manager and its subsidiaries and affiliates,  employees,  officers, and
directors,   shall  neither  solicit  nor  accept  any   compensation  or  other
consideration  (including  any  agreement to maintain  assets in the Funds or in other investment  companies or accounts managed by the Manager or any affiliated person of the  Manager)  in  connection  with the  disclosure  of the  Funds' or
Underlying  Funds'  non-public  portfolio  holdings.  The receipt of  investment advisory  fees or  other  fees  and  compensation  paid to the  Manager  and its subsidiaries pursuant to agreements approved by each Fund's or Underlying Funds'
Board  shall not be deemed to be  "compensation"  or  "consideration"  for these purposes.  It is a  violation  of the Code of Ethics for any  covered  person to release holdings in contravention of portfolio holdings  disclosure policies and procedures adopted by the Funds or Underlying Funds.

     A list  of the top 10 or  more  portfolio  securities  holdings  (based  on invested  assets),  listed by security or by issuer, as of the end of each month may be disclosed to third parties  (subject to the  procedures  below) no sooner than 15 days after month-end.

     Except under special limited circumstances discussed below, month-end lists of the Funds' or Underlying Funds' complete  portfolio holdings may be disclosed no sooner than 30-days after the relevant  month-end,  subject to the procedures below. If the Funds' or Underlying Funds' complete  portfolio  holdings have not been disclosed publicly,  they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

     o The  third-party  recipient  must first submit a request for release of a
Fund's or Underlying  Funds'  holdings,  explaining the business  reason for the request;

     o Senior  officers  (a Senior  Vice  President  or above) in the  Manager's
Portfolio and Legal  departments must approve the completed  request for release of a Fund's or Underlying Funds' holdings; and

     o The  third-party  recipient  must sign the Manager's  portfolio  holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not  publicly  available  regarding  the  Funds'  or  Underlying  Funds'
holdings  confidential and agreeing not to trade directly or indirectly based on the information.

     The Funds' or Underlying Funds' complete  portfolio  holdings positions may be released to the following categories of entities or individuals on an ongoing basis,  provided  that  such  entity  or  individual  either  (1) has  signed an agreement to keep such  information  confidential  and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of each
Fund's or Underlying Fund's Board, or as an employee, officer and/or director of the Manager,  Distributor, or Transfer Agent, or their respective legal counsel, not to disclose such  information  except in conformity  with these policies and procedures  and not to trade for his/her  personal  account on the basis of such information:

     o Employees of each Fund's or Underlying  Fund's  Manager,  Distributor and
Transfer  Agent who need to have access to such  information  (as  determined by senior  officers of such  entity),  Each Fund's or Underlying  Fund's  certified public accountants and independent registered public accounting firm,

     o Members of each Fund's or  Underlying  Fund's Board and the Board's legal counsel,

     o The Funds' or an Underlying Fund's custodian bank,

     o A proxy voting  service  designated by a Fund or Underlying  Fund and its
Board,

     o  Rating/ranking  organizations  (such as Lipper  and  Morningstar),  Fund pricing services retained by the Manager to provide  portfolio  security prices, and o Dealers, to obtain bids (price quotations, if securities are not priced by a Fund's or Underlying Fund's regular pricing services).

     Portfolio  holdings  information  of the Funds or  Underlying  Funds may be provided,  under limited circumstances,  to brokers and/or dealers with whom the
Funds or Underlying Funds trade and/or entities that provide investment coverage and/or analytical  information  regarding the Funds'  portfolios,  provided that there is a legitimate  investment  reason for providing the  information  to the broker,  dealer or other entity.  Month-end portfolio holdings  information may, under this  procedure,  be provided to vendors  providing  research  information and/or analytics to the Funds or Underlying  Funds, with at least a 15-day delay after  the month  end,  but in  certain  cases  may be  provided  to a broker or analytical  vendor with a 1- 2 day lag to facilitate  the provision of requested investment  information  to the Manager to facilitate a particular  trade or the portfolio  manager's  investment  process for the Funds or Underlying Funds. Any third party receiving such information  must first sign the Manager's  portfolio
holdings   non-disclosure   agreement  as  a  pre-condition  to  receiving  this
information.

     Portfolio holdings information (which may include information on individual securities  positions  or multiple  securities)  may be provided to the entities listed below (1) by portfolio traders employed by the Manager in connection with portfolio  trading,  and (2) by the members of the Manager's  Security Valuation
Group and Accounting  Departments in connection with portfolio  pricing or other portfolio evaluation purposes:

     o Brokers and dealers in connection with portfolio transactions  (purchases and sales),

     o Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Funds or  Underlying  Funds are not priced by a Fund's or Underlying
Fund's regular pricing services),

     o Dealers to obtain price  quotations  where the Funds or Underlying  Funds are not identified as the owner.

     Portfolio holdings  information (which may include  information on a Funds'
or Underlying Funds' entire portfolio or individual  securities  therein) may be provided by senior  officers of the Manager or  attorneys  on the legal staff of the Manager, Distributor, or Transfer Agent, in the following circumstances:

     o Response to legal  process in  litigation  matters,  such as responses to subpoenas or in class action matters where the Funds or Underlying  Funds may be part of the plaintiff  class (and seeks  recovery for losses on a security) or a defendant,

     o Response to regulatory  requests for  information  (the SEC, NASD,  state securities regulators, and/or foreign securities authorities,  including without limitation  requests for  information in  inspections or for position  reporting purposes),

     o To potential  sub-advisors  of  portfolios  (pursuant to  confidentiality agreements),

     o To consultants for retirement plans for plan  sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),

     o Investment  bankers in connection  with merger  discussions  (pursuant to confidentiality agreements).

     Portfolio  managers and analysts may, subject to the Manager's  policies on communications with the press and other media, discuss portfolio  information in interviews  with members of the media,  or in due diligence or similar  meetings with clients or prospective purchasers of the Funds' or Underlying Funds' shares or their financial intermediary representatives.

     The  Funds'  or  Underlying   Funds'   shareholders   may,   under  unusual
circumstances  (such as a lack of liquidity in the Funds' or  Underlying  Funds'
portfolio to meet  redemptions),  receive  redemption  proceeds of their Fund or
Underlying  Fund  shares  paid as pro  rata  shares  of  securities  held in the applicable  Fund's  or  Underlying  Fund's  portfolio.  In  such  circumstances, disclosure of the Funds' or Underlying Funds' portfolio  holdings may be made to such shareholders.

     The Chief  Compliance  Officer  (the  "CCO") of the Funds,  the  Underlying
Funds,  the  Manager,  the  Distributor,  and the Transfer  Agent shall  oversee compliance by the Manager, Distributor, Transfer Agent, and their personnel with these policies and procedures.  At least annually,  the CCO shall report to each
Fund's and  Underlying  Fund's  Board on such  compliance  oversight  and on the categories of entities and individuals to which disclosure of portfolio holdings of the Funds or  Underlying  Funds  has been  made  during  the  preceding  year pursuant to these  policies.  The CCO shall report to each Fund's and Underlying
Fund's  Board any  material  violation  of these  policies  and and  shall  make recommendations  to the Board as to any  amendments  that the CCO  believes  are necessary and desirable to carry out or improve these policies and procedures.

     The Manager  and/or the Funds and the  Underlying  Funds have  entered into ongoing  arrangements to make available  information  about the Funds' portfolio holdings.  One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

 A.G. Edwards & Sons
ABG Securities                       Fox-Pitt, Kelton                   Pacific Crest
ABN AMRO                             Friedman, Billing, Ramsey          Pacific Crest Securities
Advest                               Fulcrum Global Partners            Pacific Growth Equities
AG Edwards                           Garp Research                      Petrie Parkman
American Technology Research         George K Baum & Co.                Pictet
Auerbach Grayson                     Goldman                            Piper Jaffray Inc.
Banc of America Securities           Goldman Sachs                      Plexus
Barclays                             HSBC                               Prager Sealy & Co.
Baseline                             HSBC Securities Inc                Prudential Securities
Bear Stearns                         ING Barings                        Ramirez & Co.
Belle Haven                          ISI Group                          Raymond James
Bloomberg                            Janney Montgomery                  RBC Capital Markets
BNP Paribas                          Jefferies                          RBC Dain Rauscher
BS Financial Services                Jeffries & Co.                     Research Direct
Buckingham Research Group            JP Morgan                          Robert W. Baird
Caris & Co.                          JP Morgan Securities               Roosevelt & Cross
CIBC World Markets                   JPP Eurosecurities                 Russell Mellon
Citigroup                            Keefe, Bruyette & Woods            Ryan Beck & Co.
Citigroup Global Markets             Keijser Securities                 Sanford C. Bernstein
Collins Stewart                      Kempen & Co. USA Inc.              Scotia Capital Markets
Craig-Hallum Capital Group LLC       Kepler Equities/Julius Baer Sec    SG Cowen & Co.
Credit Agricole Cheuvreux N.A. Inc.  KeyBanc Capital Markets            SG Cowen Securities
Credit Suisse First Boston           Leerink Swan                       Soleil Securities Group
Daiwa Securities                     Legg Mason                         Standard & Poors
Davy                                 Lehman                             Stone & Youngberg
Deutsche Bank                        Lehman Brothers                    SWS Group
Deutsche Bank Securities             Lipper                             Taylor Rafferty
Dresdner Kleinwort Wasserstein       Loop Capital Markets               Think Equity Partners
Emmet & Co                           MainFirst Bank AG                  Thomas Weisel Partners
Empirical Research                   Makinson Cowell US Ltd             UBS
Enskilda Securities                  Maxcor Financial                   Wachovia
Essex Capital Markets                Merrill                            Wachovia Corp
Exane BNP Paribas                    Merrill Lynch                      Wachovia Securities
Factset                              Midwest Research                   Wescott Financial
Fidelity Capital Markets             Mizuho Securities                  William Blair
Fimat USA Inc.                       Morgan Stanley                     Yieldbook
First Albany                         Morningstar
First Albany Corporation             Natexis Bleichroeder
Fixed Income Securities              Ned Davis Research Group
Fortis Securities                    Nomura Securities

How the Funds Are Managed

Organization and History. The Funds are open-end, diversified management investment companies with an unlimited number of authorized shares of beneficial interest.  The Trust was organized as a Massachusetts business trust on November 30, 2004.

      Classes of Shares. The Trustees are authorized, without shareholder approval, to create new series and classes of shares, to reclassify unissued shares into additional series or classes and to divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Funds.  Shares do not have cumulative voting rights or preemptive or subscription rights.
Shares may be voted in person or by proxy at shareholder meetings.

Each Fund each currently has five classes of shares: Class A, Class B, Class
C, Class N and Class Y.  All classes invest in the same investment portfolio.
Only retirement plans may purchase Class N shares.  Only certain institutional investors may elect to purchase Class Y shares. Each class of shares:

o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     will generally have a different net asset value,
o     will generally have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Each share of a Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

      |X|   Meetings of Shareholders. As a Massachusetts business trust, each
Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may hold shareholder meetings from time to time on important matters or when required to do so by the Investment Company Act or other applicable law. Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Funds, to remove a Trustee or to take other action described in the Trust's
Declaration of Trust.

The Trustees will call a meeting of shareholders to vote on the removal of a
Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the applicable Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of such Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

      Shareholder and Trustee Liability.  The Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Funds'
obligations. It also provides for indemnification and reimbursement of expenses out of the Funds' property for any shareholder held personally liable for its obligations.  The Declaration of Trust also states that upon request, the Funds shall assume the defense of any claim made against a shareholder for any act or obligation of the Funds and shall satisfy any judgment on that claim.  Massachusetts law permits a shareholder of a business trust to be held personally liable as a "partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of a Fund is limited to the relatively remote circumstances in which such Fund would be unable to meet its obligations.

Each Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund.
Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

      Board of Trustees and Oversight Committees.  The Trust and each Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under federal and Massachusetts law. The Trustees meet periodically throughout the year to oversee each Fund's activities, review its performance, and review the actions of the Manager.

      The Board of Trustees has an Audit Committee, a Regulatory & Oversight
Committee and a Governance Committee. Each committee is comprised solely of
Independent Trustees.

The members of the Audit Committee are Joel W. Motley (Chairman), Mary F.
Miller, Kenneth A. Randall and Joseph M. Wikler. The Audit Committee held 6 meetings during the Fund's fiscal year ended January 31, 2007. The Audit
Committee furnishes the Board with recommendations regarding the selection of the Fund's independent registered public accounting firm (also referred to as the "independent Auditors"). Other main functions of the Audit Committee outlined in the Audit Committee Charter, include, but are not limited to:
(i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent
Auditors regarding the Fund's internal accounting procedures and controls;
(iii) reviewing reports from the Manager's Internal Audit Department;
(iv) maintaining a separate line of communication between the Fund's independent Auditors and the Independent Trustees; (v) reviewing the independence of the Fund's independent Auditors; and (vi) pre-approving the provision of any audit or non-audit services by the Fund's independent
Auditors, including tax services, that are not prohibited by the
Sarbanes-Oxley Act, to the Fund, the Manager and certain affiliates of the
Manager.

      The members of the Regulatory & Oversight Committee are Robert G. Galli
(Chairman), Matthew P. Fink, Phillip A. Griffiths, Joel W. Motley and Brian
F. Wruble. The Regulatory & Oversight Committee held 6 meetings during the
Fund's fiscal year ended January 31, 2007. The Regulatory & Oversight
Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the Investment Advisory and Distribution Agreements,
transfer agency and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the
Investment Company Act and other applicable law, among other duties as set forth in the Regulatory & Oversight Committee's Charter.

      The members of the Governance Committee are, Phillip A. Griffiths
(Chairman), Kenneth A. Randall, Russell S. Reynolds, Jr. and Peter I Wold.
The Governance Committee held 6 meetings during the Fund's fiscal year ended
January 31, 2007. The Governance Committee reviews the Fund's governance guidelines, the adequacy of the Fund's Codes of Ethics, and develops qualification criteria for Board members consistent with the Fund's governance guidelines, among other duties set forth in the Governance
Committee's Charter.

      The Governance Committee's functions also include the selection and nomination of Trustees, including Independent Trustees for election. The
Governance Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new Trustees except for those instances when a shareholder vote is required.

      To date, the Governance Committee has been able to identify from its own resources an ample number of qualified candidates. Nonetheless, under the current policy of the Board, if the Board determines that a vacancy exists or is likely to exist on the Board, the Governance Committee will consider candidates for Board membership including those recommended by the Fund's shareholders. The Governance Committee will consider nominees recommended by
Independent Board members or recommended by any other Board members including
Board members affiliated with the Fund's Manager. The Governance Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008, to the attention of the Board of Trustees of the applicable Fund,
c/o the Secretary of the Fund.

      Submissions should, at a minimum, be accompanied by the following: (1)
the name, address, and business, educational, and/or other pertinent background of the person being recommended; (2) a statement concerning whether the person is an "interested person" as defined in the Investment
Company Act; (3) any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and (4) the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Manager) would be deemed an "interested person" under the
Investment Company Act. In addition, certain other relationships with
Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

      The Governance Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an
"interested person" as defined in the Investment Company Act; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Governance Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other Trustees and will contribute to the Board. There are no differences in the manner in which the Governance
Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

Trustees and Officers of the Funds. Except for Mr. Murphy, each of the
Trustees is an Independent Trustee. All of the Trustees are also directors or trustees of the following Oppenheimer funds (referred to as "Board I Funds"):

Oppenheimer Absolute Return Fund                      Oppenheimer Money Market Fund, Inc.
Oppenheimer AMT-Free Municipals                       Oppenheimer Multi-State Municipal Trust
Oppenheimer AMT-Free New York Municipals              Oppenheimer Portfolio Series
Oppenheimer Balanced Fund                             Oppenheimer Real Estate Fund
Oppenheimer Baring China Fund                         Oppenheimer Real Estate Fund
Oppenheimer Baring Japan Fund                         Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer California Municipal Fund                 Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Capital Appreciation Fund                 Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Developing Markets Fund                   Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Discovery Fund                            Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Dividend Growth Fund                      Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Emerging Growth Fund                      Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Emerging Technologies Fund                Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Enterprise Fund                           Oppenheimer Select Value Fund
Oppenheimer Global Fund                               Oppenheimer Series Fund, Inc.
Oppenheimer Global Opportunities Fund                 Oppenheimer Transition 2010 Fund
Oppenheimer Gold & Special Minerals Fund              Oppenheimer Transition 2015 Fund
Oppenheimer Growth Fund                               Oppenheimer Transition 2020 Fund
Oppenheimer International Diversified Fund            Oppenheimer Transition 2030 Fund
Oppenheimer International Growth Fund                 OFI Tremont Core Strategies Hedge Fund
Oppenheimer International Small Company Fund          OFI Tremont Market Neutral Hedge Fund
Oppenheimer International Value Fund                  Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Institutional Money Market Fund, Inc.     Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer Limited Term California Municipal Fund    Oppenheimer U.S. Government Trust

      In addition to being a director or trustee of each of the Board I
Funds, Messrs. Galli and Wruble are directors or trustees of ten other portfolios, and Messrs. Wikler and Wold are trustees of one other portfolio, in the OppenheimerFunds complex.

      Present or former officers, directors, trustees and employees (and their immediate family members) of the Funds, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Funds and the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the
Distributor.

Messrs. Wolfgruber, Leavy, Schadt, Webman, Wong, Gillespie, Murphy, Petersen,
Szilagyi, Vandehey, Wixted and Zack and Mss. Bloomberg and Ives who are
officers of the Fund, hold the same offices with one or more of the other
Board I Funds. As of May 4, 2007, the Trustees and officers of the Trust, as a group, owned of record or beneficially less than 1% of each class of shares of each Fund.  The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Funds listed above. In addition, none of the Independent Trustees (nor any of their immediate family members) owns securities of either the Manager or the Distributor of the Board I Funds or of any entity directly or indirectly controlling, controlled by or under common control with the
Manager or the Distributor.

Biographical Information. The Trustees and officers, their positions with the
Trust, length of service in such position(s) and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each Trustee's beneficial share ownership in the Funds and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds"). The address of each Trustee in the chart below is
6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------------------------------------------
                                                  Independent Trustees
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Name, Position(s) Held  Principal Occupation(s) During the Past 5 Years; Other   Dollar Range    Aggregate Dollar Range

                                                                                   of Shares
                                                                                 Beneficially    Of Shares Beneficially

with each Fund, Length  Trusteeships/Directorships Held; Number of Portfolios      Owned in       Owned in Supervised
of Service, Age         in the Fund Complex Currently Overseen                     each Fund             Funds

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

                                                                                        As of December 31, 2006

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Brian F. Wruble,        General Partner of Odyssey Partners, L.P. (hedge fund)  None            Over $100,000
Chairman of the Board   (since September 1995); Director of Special Value
of Trustees since       Opportunities Fund, LLC (registered investment
2007,                   company) (since September 2004); Investment Advisory
Trustee since 2005,     Board Member of Zurich Financial Services (insurance)
Age: 64                 (since October 2004); Board of Governing Trustees of
                        The Jackson Laboratory (non-profit) (since August
                        1990); Trustee of the Institute for Advanced Study
                        (non-profit educational institute) (since May 1992);
                        Special Limited Partner of Odyssey Investment
                        Partners, LLC (private equity investment) (January
                        1999-September 2004) and Managing Principal (1997-
                        December 1998); Trustee of Research Foundation of AIMR
                        (2000-2002) (investment research, non-profit);
                        Governor, Jerome Levy Economics Institute of Bard
                        College (August 1990-September 2001) (economics
                        research); Director of Ray & Berendtson, Inc. (May
                        2000-April 2002) (executive search firm). Oversees 62
                        portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Matthew P. Fink,        Trustee of the Committee for Economic Development       None            Over $100,000
Trustee since 2005      (policy research foundation) (since 2005); Director of
Age: 66                 ICI Education Foundation (education foundation)
                        (October 1991-August 2006); President of the
                        Investment Company Institute (trade association)
                        (October 1991-June 2004); Director of ICI Mutual
                        Insurance Company (insurance company) (October
                        1991-June 2004). Oversees 52 portfolios in the
                        OppenheimerFunds complex.

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Robert G. Galli,        A director or trustee of other Oppenheimer funds.       None            Over $100,000
Trustee since 2005      Oversees 62 portfolios in the OppenheimerFunds complex.
Age: 73

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Phillip A. Griffiths,   Distinguished Presidential Fellow for International     None            None
Trustee since 2005      Affairs (since 2002) and Member (since 1979) of the
Age: 68                 National Academy of Sciences; Council on Foreign
                        Relations (since 2002); Director of GSI Lumonics Inc.
                        (precision medical equipment supplier) (since 2001);
                        Senior Advisor of The Andrew W. Mellon Foundation
                        (since 2001); Chair of Science Initiative Group (since
                        1999); Member of the American Philosophical Society
                        (since 1996); Trustee of Woodward Academy (since
                        1983); Foreign Associate of Third World Academy of
                        Sciences; Director of the Institute for Advanced Study
                        (1991-2004); Director of Bankers Trust New York
                        Corporation (1994-1999); Provost at Duke University
                        (1983-1991). Oversees 52 portfolios in the
                        OppenheimerFunds complex.

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Mary F. Miller,         Trustee of the American Symphony Orchestra              None            Over $100,000
Trustee since 2005      (not-for-profit) (since October 1998); and Senior Vice
Age: 64                 President and General Auditor of American Express
                        Company (financial services company) (July
                        1998-February 2003). Oversees 52 portfolios in the
                        OppenheimerFunds complex.

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Joel W. Motley,         Managing Director of Public Capital Advisors, LLC       None            Over $100,000
Trustee since 2005      (privately held financial adviser) (since 2006).
Age: 55                 Director of Columbia Equity Financial Corp.
                        (privately-held financial adviser) (since 2002);
                        Managing Director of Carmona Motley, Inc.
                        (privately-held financial adviser) (since January
                        2002); Managing Director of Carmona Motley Hoffman
                        Inc. (privately-held financial adviser) (January
                        1998-December 2001); Member of the Finance and Budget
                        Committee of the Council on Foreign Relations, Member
                        of the Investment Committee of the Episcopal Church of
                        America, Member of the Investment Committee and Board
                        of Human Rights Watch and Member of the Investment
                        Committee of Historic Hudson Valley. Oversees 52
                        portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Kenneth A. Randall,     Director of Dominion Resources, Inc. (electric utility  None            Over $100,000
Trustee since 2005      holding company) (February 1972-October 2005); Former
Age: 79                 Director of Prime Retail, Inc. (real estate investment
                        trust), Dominion Energy Inc. (electric power and oil &
                        gas producer), Lumberman's Mutual Casualty Company,
                        American Motorists Insurance Company and American
                        Manufacturers Mutual Insurance Company; Former
                        President and Chief Executive Officer of The
                        Conference Board, Inc. (international economic and
                        business research). Oversees 52 portfolios in the
                        OppenheimerFunds complex.

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Russell S. Reynolds,    Chairman of The Directorship Search Group, Inc.         None            $10,001-$50,000
Jr.,                    (corporate governance consulting and executive
Trustee since 2005      recruiting) (since 1993); Life Trustee of
Age: 75                 International House (non-profit educational
                        organization); Former Trustee of The Historical
                        Society of the Town of Greenwich; Former Director of
                        Greenwich Hospital Association; Founder, Chairman and
                        Chief Executive Officer of Russell Reynolds
                        Associates, Inc. (1969-1993); Banker at J.P. Morgan &
                        Co. (1958-1966); 1st Lt. Strategic Air Command, U.S.
                        Air Force (1954-1958). Oversees 52 portfolios in the
                        OppenheimerFunds complex.

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Joseph M. Wikler,       Director of the following medical device companies:     None            Over $100,000
Trustee since 2004      Medintec (since 1992) and Cathco (since 1996);
Age: 66                 Director of Lakes Environmental Association (since
                        1996); Member of the Investment Committee of the
                        Associated Jewish Charities of Baltimore (since 1994);
                        Director of Fortis/Hartford mutual funds
                        (1994-December 2001). Oversees 52 portfolios in the
                        OppenheimerFunds complex.

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Peter I. Wold,          President of Wold Oil Properties, Inc. (oil and gas     None            Over $100,000
Trustee since 2004      exploration and production company) (since 1994); Vice
Age: 59                 President of American Talc Company, Inc. (talc mining
                        and milling) (since 1999); Managing Member of
                        Hole-in-the-Wall Ranch (cattle ranching) (since 1979);
                        Vice President, Secretary and Treasurer of Wold Trona
                        Company, Inc. (soda ash processing and production)
                        (1996 - 2006); Director and Chairman of the Denver
                        Branch of the Federal Reserve Bank of Kansas City
                        (1993-1999); and Director of PacifiCorp. (electric
                        utility) (1995-1999). Oversees 52 portfolios in the
                        OppenheimerFunds complex.

-------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

     Mr. Murphy is an  "Interested  Trustee"  because he is affiliated  with the
Manager by virtue of his  positions  as an officer and  director of the Manager, and as a  shareholder  of its parent  company.  The address of Mr. Murphy is Two
World  Financial  Center,  225 Liberty  Street,  11th Floor,  New York, New York
10281-1008.  Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation,  retirement,  death or removal and as an officer for an  indefinite term, or until his resignation, retirement, death or removal.

 Interested Trustee and
        Officer
------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Name, Position(s)     Principal Occupation(s) During the Past 5 Years; Other    Dollar Range    Aggregate Dollar Range

                                                                                  of Shares

Held with Fund,                                                                 Beneficially    Of Shares Beneficially
Length of Service,    Trusteeships/Directorships Held; Number of Portfolios       Owned in        Owned in Supervised
Age                   in the Fund Complex Currently Overseen                      each Fund              Funds

-------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

                                                                                       As of December 31, 2006

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

John V. Murphy,       Chairman, Chief Executive Officer and Director of the    Over $100,000  Over $100,000
Trustee since 2005    Manager since June 2001; President of the Manager
and President and     (September 2000-March 2007); President and a director
Principal Executive   or trustee of other Oppenheimer funds; President and
Officer since 2005    Director of Oppenheimer Acquisition Corp. ("OAC") (the
Age: 57               Manager's parent holding company) and of Oppenheimer
                      Partnership Holdings, Inc. (holding company subsidiary
                      of the Manager) (since July 2001); Director of
                      OppenheimerFunds Distributor, Inc. (subsidiary of the
                      Manager) (since November 2001); Chairman and Director
                      of Shareholder Services, Inc. and of Shareholder
                      Financial Services, Inc. (transfer agent subsidiaries
                      of the Manager) (since July 2001); President and
                      Director of OppenheimerFunds Legacy Program (charitable
                      trust program established by the Manager) (since July
                      2001); Director of the following investment advisory
                      subsidiaries of the Manager: OFI Institutional Asset
                      Management, Inc., Centennial Asset Management
                      Corporation, Trinity Investment Management Corporation
                      and Tremont Capital Management, Inc. (since November
                      2001), HarbourView Asset Management Corporation and OFI
                      Private Investments, Inc. (since July 2001); President
                      (since November 1, 2001) and Director (since July 2001)
                      of Oppenheimer Real Asset Management, Inc.; Executive
                      Vice President of Massachusetts Mutual Life Insurance
                      Company (OAC's parent company) (since February 1997);
                      Director of DLB Acquisition Corporation (holding
                      company parent of Babson Capital Management LLC) (since
                      June 1995); Member of the Investment Company
                      Institute's Board of Governors (since October 3, 2003);
                      Chief Operating Officer of the Manager (September
                      2000-June 2001); President and Trustee of MML Series
                      Investment Fund and MassMutual Select Funds (open-end
                      investment companies) (November 1999-November 2001);
                      Director of C.M. Life Insurance Company (September
                      1999-August 2000); President, Chief Executive Officer
                      and Director of MML Bay State Life Insurance Company
                      (September 1999-August 2000); Director of Emerald Isle
                      Bancorp and Hibernia Savings Bank (wholly-owned
                      subsidiary of Emerald Isle Bancorp) (June 1989-June
                      1998). Oversees 99 portfolios in the OppenheimerFunds
                      complex.

------------------------------------------------------------------------------------------------------------------------

      The  address  of the  Officers  in the  chart  below is as  follows:  for
Messrs.  Gillespie,   Schadt,  Webman,  Wolfgruber,  Wong  and  Zack,  and  Ms.
Bloomberg,  Two World Financial  Center,  225 Liberty Street,  11th Floor,  New
York, NY 10281-1008, for Messrs. Petersen,  Szilagyi,  Vandehey, and Wixted and
Ms. Ives, 6803 S. Tucson Way,  Centennial,  CO 80112-3924.  Each Officer serves for an  indefinite  term or until his or her earlier  resignation,  retirement, death or removal.
------------------------------------------------------------------------------------------------------------------

                                           Other Officers of the Funds

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

Name,   Position(s)  Held  with Principal Occupation(s) During Past 5 Years
Fund, Length of Service, Age

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

Kurt Wolfgruber,                President (since March 2007) and Chief Investment Officer and Director (since
Vice President and Portfolio    July 2003) of the Manager; Executive Vice President of the Manager  (March
Manager since 2004              2003-March 2007) Director of HarbourView Asset Management Corporation and of OFI
Age: 55                         Institutional Asset Management, Inc. (since June 2003) and of Tremont Capital
                                Management, Inc. (since October 2001). An officer of 8 portfolios in the
                                OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

Rudi W. Schadt,                 Vice President, Director of Research in Product Design and Risk Management of
Vice President and Portfolio    the Manager. Prior to joining the Manager in February 2002 he was a Director and
Manager since 2004              Senior Quantitative Analyst (2000-2001) at UBS Asset Management prior to which
Age: 49                         he was an Associate Director of Research (since June 1999) and Senior Researcher and Portfolio Manager (from June 1997) at State Street Global Advisors. An officer of 11 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

Jerry Webman,                   Chief Economist of the Manager (since 2006); Senior Vice President (since
Vice President and Portfolio    February 1996) and Senior Investment Officer and Director (since 1997) of the
Manager since 2004              Manager's Fixed Income Investments; Senior Vice President (since May 1999) of
Age: 57                         HarbourView Asset Management Corporation. An officer of 8 portfolios in the
                                OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

Caleb Wong,                     Vice President of the Manager since June 1999; worked in fixed-income
Vice President and Portfolio    quantitative research and risk management for the Manager (since July 1996); an
Manager since 2004              officer of 1 portfolios in the OppenheimerFunds complex. Formerly Assistant Vice
Age: 41                         President of the Manager (January 1997-June 1999); before joining the Manager in
                                July 1996 Mr. Wong was enrolled in the Ph.D. program for Economics at the
                                University of Chicago. An officer of 2 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

Christopher Leavy,              Director of Equities (since January 2007) and Senior Vice President of the
Vice President and Portfolio    Manager (since September 2000); portfolio manager of Morgan Stanley Dean Witter
Manager                         Investment Management (1997-September 2000). An officer of 7 portfolios in the
since 2002                      OppenheimerFunds complex.
Age: 36

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

Mark S. Vandehey,               Senior Vice President and Chief Compliance Officer of the Manager (since March
Vice President and Chief        2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset
Compliance Officer since 2005   Management Corporation and Shareholder Services, Inc. (since June 1983). Former
Age: 56                         Vice President and Director of Internal Audit of the Manager (1997-February
                                2004). An officer of 99 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

Brian W. Wixted,                Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer
Treasurer and Principal         of the following: HarbourView Asset Management Corporation, Shareholder
Financial & Accounting Officer  Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset
since 2005                      Management Corporation, and Oppenheimer Partnership Holdings, Inc. (since March
Age: 47                         1999), OFI Private Investments, Inc. (since March 2000), OppenheimerFunds
                                International Ltd. (since May 2000), OppenheimerFunds plc (since May 2000), OFI
                                Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds
                                Legacy Program (charitable trust program established by the Manager) (since June
                                2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March 1999),Centennial Asset Management Corporation (March
                                1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003);
                                Principal and Chief Operating Officer of Bankers Trust Company-Mutual Fund
                                Services Division (March 1995-March 1999). An officer of 99 portfolios in the
                                OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

Brian Petersen,                 Vice President of the Manager (since February 2007); Assistant Vice President of
Assistant Treasurer since 2005  the Manager (August 2002-February 2007); Manager/Financial Product Accounting of
Age: 36                         the Manager (November 1998-July 2002). An officer of 99 portfolios in the

                                OppenheimerFunds complex.
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

Brian C. Szilagyi,              Assistant Vice President of the Manager (since July 2004); Director of Financial
Assistant Treasurer since 2005  Reporting and Compliance of First Data Corporation (April 2003-July 2004);
Age: 37                         Manager of Compliance of Berger Financial Group LLC (May 2001-March 2003);
                                Director of Mutual Fund Operations at American Data Services, Inc. (September
                                2000-May 2001). An officer of 99 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

Robert G. Zack,                 Executive Vice President (since January 2004) and General Counsel (since March
Secretary since 2005            2002) of the Manager; General Counsel and Director of the Distributor (since
Age: 58                         December 2001); General Counsel of Centennial Asset Management Corporation
                                (since December 2001); Senior Vice President and General Counsel of HarbourView
                                Asset Management Corporation (since December 2001); Secretary and General
                                Counsel of OAC (since November 2001); Assistant Secretary (since September 1997)
                                and Director (since November 2001) of OppenheimerFunds International Ltd. and
                                OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership
                                Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset
                                Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services,
                                Inc. (since December 2001); Senior Vice President, General Counsel and Director
                                of OFI Private Investments, Inc. and OFI Trust Company (since November 2001);
                                Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                President and General Counsel of OFI Institutional Asset Management, Inc. (since
                                November 2001); Director of OppenheimerFunds (Asia) Limited (since December
                                2003); Senior Vice President (May 1985-December 2003), Acting General Counsel
                                (November 2001-February 2002) and Associate General Counsel (May 1981-October
                                2001) of the Manager; Assistant Secretary of the following: Shareholder
                                Services, Inc. (May 1985-November 2001), Shareholder Financial Services, Inc.
                                (November 1989-November 2001), and OppenheimerFunds International Ltd.
                                (September 1997-November 2001). An officer of 99 portfolios in the
                                OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

Kathleen T. Ives,               Vice President (since June 1998) and Senior Counsel and Assistant Secretary
Assistant Secretary since 2005  (since October 2003) of the Manager; Vice President (since 1999) and Assistant
Age: 41                         Secretary (since October 2003) of the Distributor; Assistant Secretary of
                                Centennial Asset Management Corporation (since October 2003); Vice President and
                                Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant
                                Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services,
                                Inc. (since December 2001); Assistant Counsel of the Manager (August
                                1994-October 2003). An officer of 99 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

Lisa I. Bloomberg,              Vice President and Associate Counsel of the Manager (since May 2004); First Vice
Assistant Secretary since 2005  President (April 2001-April 2004), Associate General Counsel (December
Age: 39                         2000-April 2004), Corporate Vice President (May 1999-April 2001) and Assistant
                                General Counsel (May 1999-December 2000) of UBS Financial Services Inc.
                                (formerly, PaineWebber Incorporated). An officer of 99 portfolios in the
                                OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------
   ----------------------------------------------------------------------------------------------------------------------------

   Phillip S. Gillespie,       Senior Vice President and Deputy General Counsel
   Assistant Secretary since   of the Manager (since Sept
   2005                        Gillespie held the followiember 2004); Mr.
   Age: 43                     Merrill Lynch Investment Mng positions at
                               President (2001-September anagement: First Vice
                               (2000-September 2004) and 2004); Director
                               (1998-2000). An officer ofVice President
                               OppenheimerFunds complex.  99 portfolios in the

   ----------------------------------------------------------------------------------------------------------------------------

      Remuneration of the Officers and Trustees. The officers and the interested Trustee of the Funds, who are affiliated with the Manager, receive no salary or fee from the Funds. The Independent Trustees' compensation from the Funds, shown below, is for serving as a Trustee and member of a committee
(if applicable), with respect to the Funds' fiscal year ended January 31,
2007. The total compensation from the Funds and fund complex represents compensation, including accrued retirement benefits, for serving as a Trustee and member of a committee (if applicable) of the Boards of the Funds and other funds in the OppenheimerFunds complex during the calendar year ended
December 31, 2006.

------------------------------------------------------------------------------------------------------------------

Name and Other Fund               Aggregate                            Estimated Annual     Total Compensation
                                                     Retirement
                                                  Benefits Accrued
                              Compensation From    as Part of Fund      Benefits Upon       From the Funds and
Position(s) (as applicable)      the Funds(1)         Expenses          Retirement(2)          Fund Complex

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

                                Fiscal year ended January 31, 2007                              Year ended
                                                                                             December 31, 2006

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

Brian F. Wruble(3)                $2,542(4)            $2,785             $81,942(5)           $241,260 (6)
Chairman of the Board

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

Clayton K. Yeutter(7)             $3,255(8)            $8,990            $117,498(9)             $173,700

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

Matthew P. Fink                     $5,797             $4,287            $56,034(10)             $113,472
Governance Committee Member
and Regulatory & Oversight
Committee Member

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

Robert G. Galli                     $2,950             $40,171        $574,819(10) (11)        $264,812 (12)
Regulatory & Oversight
Committee Chairman

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

Phillip A. Griffiths              $3,357(13)           $25,041           $327,278(14)            $150,760
Governance Committee
Chairman and Regulatory &
Oversight Committee Member

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

Mary F. Miller
Audit Committee Member and        $2,420(15)           $5,111            $66,814(14)             $106,792
Governance Committee Member

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

Joel W. Motley                    $3,275(16)           $7,463            $97,539(14)             $150,760
Audit Committee Chairman and
Regulatory & Oversight
Committee Member

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

Kenneth A. Randall                  $2,931             $5,136           $67,138(17)            $134,080
Audit Committee Member and
Governance Committee Member

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

Russell S. Reynolds, Jr.            $2,482             $4,570           $29,739(17)            $110,120
Audit Committee Member and
Governance Committee Member

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

Joseph M. Wikler                $2,276(18)            $12,229           $159,825(14)             $99,080
Audit Committee Chairman

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

Peter I. Wold
Audit Committee Member and       $2,276(19)          $8,336            $108,941(14)             $99,080
Governance Committee Member

------------------------------------------------------------------------------------------------------------------

1.    "Aggregate Compensation From the Fund" includes fees and deferred compensation, if any. The Portfolio Series Fund is composed of four funds:
   Conservative Investor Fund, Moderate Investor Fund, Growth Investor Fund
   and Equity Investor Fund.

2.    "Estimated Annual Benefits Upon Retirement" is based on a straight life payment plan election with the assumption that a Trustee will retire at the age of 75 and is eligible (after 7 years of service) to receive retirement plan benefits with respect to certain Board I Funds as described below under "Retirement Plan for Trustees."

3. Mr. Wruble became Chairman of the Board I Funds on January 1, 2007.
4.    Includes $90 from Conservator Investor Fund, $252 from Moderate
   Investor Fund, $133 from Equity Investor Fund and $733 from Active
   Allocation Fund, respectively, which represents amounts deferred by Mr.
   Wruble under the "Compensation Deferral Plan" described below.
5.    Includes $45,544 estimated benefits to be paid to Mr. Wruble for serving as a director or trustee of 10 other Oppenheimer funds that are not Board I Funds.
6.    Includes $135,500 paid to Mr. Wruble for serving as a director or trustee of 10 other Oppenheimer funds (at December 31, 2006) that are not
   Board I Funds.
7.    Mr. Yeutter retired as Chairman of the Board of Trustees of the Board I
   Funds effective December 31, 2006.
8.    Includes $64 from Conservator Investor Fund, $172 from Moderate
   Investor Fund, $87 from Equity Investor Fund and $491 from Active
   Allocation Fund, respectively, which represents amounts deferred by Mr.
   Yeutter under the "Compensation Deferral Plan" described below.
9.    Mr. Yeutter elected to receive a single life annuity based on his benefits as of December 31, 2006.
10.   Elected to receive a lump-sum payout in lieu of Retirement Plan benefits as of December 31, 2006.
11.   Includes $49,811 estimated benefits to be paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds that are not Board
   I Funds.
12.   Includes $135,500 paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds (at December 31, 2006) that are not
   Board I Funds.
13.Includes $260 from Conservative Investor Fund, $708 from Moderate Investor
   Fund, $362 from Equity Investor Fund and $2,027 from Active Allocation
   Fund, respectively, which represents amounts deferred by Mr. Griffiths under the "Compensation Deferral Plan" described below.
14.Received a lump-sum roll-over to the Compensation Deferral Plan in lieu of
   Retirement Plan benefits as of December 31, 2006.
15.   Includes $40 from Conservative Investor Fund, $112 from Moderate
   Investor Fund, $59 from Equity Investor Fund and $325 from Active
   Allocation Fund, respectively, which represents amounts deferred by Ms.
   Miller under the "Compensation Deferral Plan" described below.
16.   Includes $76 from Conservative Investor Fund, $205 from Moderate
   Investor Fund, $104 from Equity Investor Fund and $583 from Active
   Allocation Fund, respectively, which represents amounts deferred by Mr.
   Motley under the "Compensation Deferral Plan" described below.
17.Mr. Randall and Mr. Reynolds have elected to receive Joint Survival Annuity benefits payments based on the value of their Retirement Plan benefits as of December 31, 2006.
18.Includes $88 from Conservative Investor Fund, $240 from Moderate Investor
   Fund, $123 from Equity Investor Fund and $687 from Active Allocation Fund, respectively, which represents amounts deferred by Mr. Wikler under the
   "Compensation Deferral Plan" described below.
19.Includes $77 from Conservative Investor Fund, $214 from Moderate
   Investor Fund, $112 from Equity Investor Fund and $622 from Active
   Allocation Fund, respectively, which represents amounts deferred by Mr.
   Wold under the "Compensation Deferral Plan" described below.

|X|   Retirement Plan for Trustees.  The Board I Funds adopted a retirement plan that provides for payments to retired Independent Trustees. Payments are up to 80% of the average compensation paid during a Trustees' five years of service in which the highest compensation was received. A Trustees must serve as director or trustee for any of the Board I Funds for at least seven years to be eligible for retirement plan benefits and must serve for at least 15 years to be eligible for the maximum benefit.  The Board has frozen the retirement plan with respect to new accruals as of December 31, 2006 (the
"Freeze Date").  Retirees as of the Freeze Date will continue to receive benefits under the previous terms of the Plan.  Each Trustee continuing to serve on the Board of any of the Board I Funds after the Freeze Date (each such Trustee a "Continuing Board Member") may elect to have his frozen benefit (i.e., an amount equivalent to the actuarial present value of his benefit under the retirement plan as of the Freeze Date) (i) paid at once or over time, (ii) rolled into the Compensation Deferral Plan described below, or (iii) in the case of Continuing Board Members having at least 7 years of service as of the Freeze Date paid in the form of an annual benefit or joint and survivor annual benefit.  The Board determined to freeze the retirement plan after considering a recent trend among corporate boards of directors to forego retirement plan payments in favor of current compensation.

      |X|   Compensation Deferral Plan. The Board of Trustees has adopted a
Compensation Deferral  Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from certain Board I Funds. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustees under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

      Deferral of the Trustees' fees under the plan will not materially affect a Fund's assets, liabilities or net income per share. The plan will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, a fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred compensation account.

Major Shareholders. As of May 4, 2007, the only persons or entities who owned of record or were known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares were:

Conservative Investor Fund

      Orchard Trust Co. Cust, FBO Oppen RecordkeeperPro, 8515 E. Orchard Rd.,
Greenwood Village, CO 80111-500, which owned 626, 404.928 Class N shares
(21.93% of the Class N shares then outstanding).

      MLPF&S for the Sole Benefit of its Customers, Attn Fund Admn, 4800 Deer
Lake Dr. East Floor 3, Jacksonville, FL 32246-6484, which owned 556,744.828
Class N shares (19.49% of the Class N shares then outstanding).

      MG Trust Company Cust, Stack-On Products Company, 700 17th Street Suite
300, Denver, CO 80202-3531, which owned 210,081.459 Class N shares (7.35% of the Class N shares then outstanding).

      Taynik & Co., C/O Investors Bank & Trust FPG90, P.O. Box 9130, Boston,
MA 02117-9130, which owned 22,236.410 Class Y shares (88.31% of the Class Y shares then outstanding).

      LPL Financial Services, 9785 Towne Centre Drive, San Diego, CA
92121-1968, which owned 2,841.918 Class Y shares (11.28% of the Class Y shares then outstanding).

Moderate Investor Fund

      Orchard Trust Co. Cust, FBO Oppen RecordkeeperPro, 8515 E. Orchard Rd.,
Greenwood Village, CO 80111-500, which owned 1,400,274.610 Class N shares
(24.35% of the Class N shares then outstanding).

      MLPF&S for the sole benefit of its Customers, Attn Fund Admn, 4800 Deer
Lake Dr. East Floor 3, Jacksonville, FL 32246-6484, which owned 462,024.641
Class N shares (8.03% of the Class N share then outstanding).

      Taynik & Co., C/O Investors Bank & Trust FPG90, P.O. Box 9130, Boston,
MA 02117-9130, which owned 112,976.378 Class Y shares (99.91% of the Class Y shares then outstanding).

Equity Investor Fund

      Orchard Trust Co. Cust, FBO Oppen RecordkeeperPro, 8515 E. Orchard Rd.,
Greenwood Village, CO 80111-500, which owned 923,300.332 Class N shares
(27.51% of the Class N shares then outstanding).

      MLPF&S for the Sole Benefit of its Customers, Attn Fund Admn, 4800 Deer
Lake Dr. East Floor 3, Jacksonville, FL 32246-6484, which owned 397,916.041
Class N shares (11.85% of the Class N shares then outstanding).

      Taynik & Co., C/O Investors Bank & Trust FPG90, P.O. Box 9130, Boston,
MA 02117-9130, which owned 161,514.856 Class Y shares (98.66% of the Class Y shares then outstanding).

Active Allocation Fund

      Orchard Trust Co. Cust, FBO Oppen RecordkeeperPro, 8515 E. Orchard Rd.,
Greenwood Village, CO 80111-500, which owned 1,995,514.836 Class N shares
(18.45% of the Class N shares then outstanding).

      MLPF&S for the Sole Benefit of its Customers, Attn Fund Admn, 4800 Deer
Lake Dr. East Floor 3, Jacksonville, FL 32246-6484, which owned 777,244.805
Class N shares (7.18% of the Class N shares then outstanding).

      Taynik & Co., C/O Investors Bank & Trust FPG90, P.O. Box 9130, Boston,
MA 02117-9130, which owned 252,794.965 Class Y shares (89.52% of the Class Y shares then outstanding).

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

|X|   Code of Ethics. The Trust, the Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of a Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the
Funds and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Funds, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Trust's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public
Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at
1.202.551.8090. The Code of Ethics can also be viewed as part of the Trust's registration statement on the SEC's EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:
publicinfo@sec.gov., or by writing to the SEC's Public Reference Section,
Washington, D.C. 20549-0102.

|X|   Portfolio Proxy Voting. Each Fund is structured as a fund of funds and, as such, will invest assets in certain of the Underlying Funds.  Accordingly, each Fund, in its capacity as a shareholder in the Underlying Funds, may be requested to vote on matters pertaining to the Underlying Funds. With respect to such shareholder proposals, each Fund will vote its shares in each of its
Underlying Funds in the same proportion as the vote of all other shareholders in that Underlying Fund.

Each of the Underlying Funds has adopted Proxy Voting Policies and
Procedures, which include Proxy Voting Guidelines under which the Underlying
Fund votes proxies relating to securities ("portfolio proxies") held by the
Underlying Fund.  Each Underlying Fund's primary consideration in voting portfolio proxies is the financial interests of the Underlying Fund and its shareholders. Each Underlying Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Underlying
Fund's Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Portfolio Proxy Voting Policies and Procedures include provisions to address conflicts of interest that may arise between the
Underlying Fund and the Manager or the Manager's affiliates or business relationships.  Such a conflict of interest may arise, for example, where the
Manager or an affiliate of the Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity.  The Manager and its affiliates generally seek to avoid such conflicts by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions.  Additionally, the Manager employs the following two procedures:
(1) if the proposal that gives rise to the conflict is specifically addressed in the Proxy Voting Guidelines, the Manager will vote the portfolio proxy in accordance with the Proxy Voting Guidelines, provided that they do not provide discretion to the Manager on how to vote on the matter; and (2) if such proposal is not specifically addressed in the Proxy Voting Guidelines or the Proxy Voting Guidelines provide discretion to the Manager on how to vote, the Manager will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent.  If neither of the previous two procedures provides an appropriate voting recommendation, the Manager may retain an independent fiduciary to advise the Manager on how to vote the proposal or may abstain from voting.  The Proxy Voting Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below:

o     Each Underlying Fund generally votes with the recommendation of the issuer's management on routine matters, including ratification of the independent registered public accounting firm, unless circumstances indicate otherwise.
o     Each Underlying Fund evaluates nominees for director nominated by management on a case-by-case basis, examining the following factors, among others:  Composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the nominee's investment in the company.
o     In general, each Underlying Fund opposes anti-takeover proposals and supports the elimination, or the ability of shareholders to vote on the preservation or elimination, of anti-takeover proposals, absent unusual circumstances.
o     Each Underlying Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.
o     Each Underlying Fund opposes proposals to classify the board of directors.
o     Each Underlying Fund supports proposals to eliminate cumulative voting.
o     Each  Underlying  Fund  opposes  re-pricing  of  stock  options  without shareholder approval.
o     Each  Underlying  Fund  generally   considers   executive   compensation
      questions  such as stock  option plans and bonus plans to be ordinary business  activity.  The Underlying Fund analyzes stock option plans, paying  particular  attention to their  dilutive  effect.  While each
      Underlying Fund generally supports management  proposals,  it opposes plans it considers to be excessive.

Each Fund, and each Underlying Fund, is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than
August 31st of each year. The Funds' Form N-PX filing is available (i)
without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the SEC's website at www.sec.gov.

      |X|   The Investment Advisory Agreement.  The Manager provides
investment advisory and management services to the Funds under an investment advisory agreement between the Manager and the Funds. The Manager selects securities for the Funds' portfolios and handles their day-to-day business.
The portfolio managers of the Funds are employed by the Manager and are the persons who are principally responsible for the day-to-day management of the
Funds' portfolios. Other members of the Manager's investment teams provide the portfolio managers with counsel and support in managing the Funds'
portfolios.

      The agreement requires the Manager, at its expense, to provide the
Funds with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the
Funds. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Funds.

      The Funds pay expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Funds. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs.
The management fees paid by the Funds to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the
Funds as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Funds' net assets represented by that class.
The management fee paid by the Portfolios to the Manager for its fiscal year ended January 31, 2007 and 2006, is listed below.

------------------------------------------------------------------------------------------------------------

        Fiscal Year ended 01/31                    Management Fee Paid to OppenheimerFunds, Inc.

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                 2006                                                   $0
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

                 2007                                                   $0

------------------------------------------------------------------------------------------------------------

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Funds sustain in connection with matters to which the agreement relates.

The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Trust, the Manager may withdraw the right of the Trust to use the name
"Oppenheimer" as part of its name.

Portfolio Managers. The Funds are managed by a team of investment professionals including Christopher Leavy, Rudi W. Schadt, Jerry Webman, Kurt
Wolfgruber and Caleb Wong (each is referred to as a "Portfolio Manager" and collectively they are referred to as the "Portfolio Managers") who are responsible for the day-to-day management of the Fund's investments.

        Other Accounts Managed.  In addition to managing the Fund's investment portfolio, members of the portfolio management team also manage other investment portfolios and other accounts, on behalf of the Manager or its affiliates.  The following table provides information regarding those portfolios and accounts as of January 31, 2007:

Conservative Investor Fund

----------------------------------------------------------------------------------------------------------

  Portfolio Manager   Registered   Total Assets  Other Pooled     Total     Other         Total Assets
                                                                Assets in
                                                                  Other
                                  in Registered                   Pooled
                      Investment    Investment    Investment    Investment
                       Companies    Companies      Vehicles      Vehicles   Accounts   in Other Accounts
                        Managed     Managed(1)      Managed     Managed(1)   Managed      Managed(1,2)

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

Christopher Leavy         15         $12,404           4          $1,038        2             $331

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

Rudi Schadt                7          $3,241         None          None        None           None

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

Jerry Webman               7          $2,795         None          None        None           None

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

Kurt Wolfgruber            4          $2,795         None          None        None           None

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

Caleb Wong                11         $18,993         None          None        None           None

----------------------------------------------------------------------------------------------------------

  Moderate Investor Fund

----------------------------------------------------------------------------------------------------------

  Portfolio Manager   Registered   Total Assets  Other Pooled     Total     Other         Total Assets
                                                                Assets in
                                                                  Other
                                  in Registered                   Pooled
                      Investment    Investment    Investment    Investment
                       Companies    Companies      Vehicles      Vehicles   Accounts   in Other Accounts
                        Managed     Managed(1)      Managed     Managed(1)   Managed      Managed(1,2)

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

Christopher Leavy         15         $12,000           4          $1,038        2             $331

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

Rudi Schadt                7          $2,837         None          None        None           None

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

Jerry Webman               7          $2,390         None          None        None           None

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

Kurt Wolfgruber            4          $2,390         None          None        None           None

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

Caleb Wong                 4         $18,589         None          None        None           None

----------------------------------------------------------------------------------------------------------

  Equity Investor Fund

----------------------------------------------------------------------------------------------------------

  Portfolio Manager   Registered   Total Assets  Other Pooled     Total     Other         Total Assets
                                                                Assets in
                                                                  Other
                                  in Registered                   Pooled
                      Investment    Investment    Investment    Investment
                       Companies    Companies      Vehicles      Vehicles   Accounts   in Other Accounts
                        Managed     Managed(1)      Managed     Managed(1)   Managed      Managed(1,2)

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

Christopher Leavy         15         $12,268           4          $1,038        2             $331

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

Rudi Schadt                7          $3,105         None          None        None           None

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

Jerry Webman               7          $2,659         None          None        None           None

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

Kurt Wolfgruber            4          $2,659         None          None        None           None

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

Caleb Wong                 4         $18,857         None          None        None           None

----------------------------------------------------------------------------------------------------------

  Active Allocation Fund

----------------------------------------------------------------------------------------------------------

  Portfolio Manager   Registered   Total Assets  Other Pooled     Total     Other         Total Assets
                                                                Assets in
                                                                  Other
                                  in Registered                   Pooled
                      Investment    Investment    Investment    Investment
                       Companies    Companies      Vehicles      Vehicles   Accounts   in Other Accounts
                        Managed     Managed(1)      Managed     Managed(1)   Managed      Managed(1,2)

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

Christopher Leavy         15         $10,767           4          $1,038        2             $331

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

Rudi Schadt                7          $1,604         None          None        None           None

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

Jerry Webman               7          $1,158         None          None        None           None

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

Kurt Wolfgruber            4          $1,158         None          None        None           None

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

Caleb Wong                 4         $17,357         None          None        None           None

----------------------------------------------------------------------------------------------------------
  1.  In millions.
  2.  Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

      As indicated above, each of the Portfolio Managers also manages other funds. Potentially, at times, those responsibilities could conflict with the interests of the Funds. That may occur whether the investment strategies of the other funds are the same as, or different from, a Fund's investment objectives and strategies. For example the Portfolio Manager may need to allocate investment opportunities between a Fund and another fund or account having similar objectives or strategies, or he may need to execute transactions for another fund that could have a negative impact on the value of securities held by a Fund. Not all funds and accounts advised by the
Manager have the same management fee. If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of a Fund, the Manager could have an incentive to favor the other fund. However, the Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligations to treat all of its clients, including the Funds, fairly and equitably, and are designed to preclude the
Portfolio Managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, the Portfolio Managers may manage other funds or accounts with investment objectives and strategies that are similar to those of a Fund, or may manage funds or accounts with investment objectives and strategies that are different from those of a Fund.

     Compensation of the Portfolio Managers.  The Portfolio Managers are
employed and compensated by the Manager, not the Funds.  Under the Manager's
compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the
Manager. This is intended to align the portfolio managers' and analysts'
interests with the success of the funds and accounts and their investors. The
Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value.  As of January 31,
2007, each Portfolio Manager's compensation consisted primarily of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent. Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan. Portfolio managers who are responsible for duties as senior executives of the Manager may also receive compensation for the performance of their duties in that separate capacity.

The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions.  The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate Lipper benchmark selected by management.  The
Portfolio Managers do not receive additional compensation with respect to the performance of Funds.  They are compensated based on the performance of
Underlying Funds.  Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching)
and organizational development. The compensation structure is intended to be internally equitable and serve to reduce potential conflicts of interest between a Fund and other funds managed by the Portfolio Managers.  The compensation structure of certain other portfolios managed by the Portfolio
Managers may be different from the compensation structure of the Underlying
Funds, described above.  The Portfolio Managers' compensation with regard to those portfolios may, under certain circumstances, include an amount based on the amount of the management fee.

     Ownership of Portfolio Shares.  As of January 31, 2007, each Portfolio
Manager beneficially owned shares of the Funds as follows:

         ------------------------------------------------------------------------------------
                                                            Range of Shares Beneficially

         Portfolio Manager                                       Owned in the Funds

         ------------------------------------------------------------------------------------
         ------------------------------------------------------------------------------------

         Christopher Leavy                                              None

         ------------------------------------------------------------------------------------
         ------------------------------------------------------------------------------------
         Rudi Schadt                                                    None
         ------------------------------------------------------------------------------------
         ------------------------------------------------------------------------------------
         Jerry Webman                                                   None
         ------------------------------------------------------------------------------------
         ------------------------------------------------------------------------------------
         Kurt Wolfgruber                                                None
         ------------------------------------------------------------------------------------
         ------------------------------------------------------------------------------------
         Caleb Wong                                                $10,001-$50,000
         ------------------------------------------------------------------------------------

Brokerage Policies of the Funds

Most of the portfolio transactions of the Funds will be the purchase or sale of securities of the Underlying Funds, which do not involve any commissions or other transaction fees. If a Fund invests in other securities, the Manager will follow the brokerage practices of the Underlying Funds described below.

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement of each Underlying
Fund is to arrange the portfolio transactions for those funds. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Underlying Funds' portfolio transactions. The Manager is authorized to employ broker-dealers, including "affiliated brokers," as that term is defined in the Investment Company Act, that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Funds to obtain, at reasonable expense, the "best execution" of the
Funds' portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable for the services provided.
The Manager need not seek competitive commission bidding. However, the
Manager is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of each Underlying Fund as established by its Board of Trustees.

      Under the Underlying Funds' investment advisory agreements, in choosing brokers to execute portfolio transactions, the Manager may select brokers
(other than affiliates) that provide both brokerage and research services to the Underlying Funds and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

Brokerage Practices Followed by the Manager.  The Manager allocates brokerage for each Underlying Fund subject to the provisions of the Underlying Fund's investment advisory agreement and other applicable rules and procedures described below.

      The Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers, together with the portfolio traders' judgment as to the execution capability of the broker or dealer. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

      Other accounts advised by the Manager have investment policies similar to those of an Underlying Fund. Those other accounts may purchase or sell the same securities as an Underlying Fund at the same time as an Underlying Fund, which could affect the supply and price of the securities. If two or more accounts advised by the Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer
(these latter arrangements are considered to be a type of "step-out"
transaction). In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

      However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted (and the
Underlying Funds' Boards of Trustees have approved) procedures that permit the Underlying Funds to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Underlying Funds, subject to the "best execution" considerations discussed above. Those procedures are designed to prevent: (1) the Manager's personnel who effect an Underlying
Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Underlying Fund's shares when allocating those portfolio transactions, and (2) the Underlying Funds, the Manager and the
Distributor from entering into agreements or understandings under which the
Manager directs or is expected to direct an Underlying Funds' brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the
Underlying Funds' shares or the shares of any of the other Oppenheimer funds.

      The Underlying Funds' investment advisory agreements permit the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to an Underlying Fund and to one or more of the other accounts advised by the Manager or its affiliates.
Investment research may be supplied to the Manager by the broker or by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      Although the Manager currently does not do so, the Board of Trustees of an Underlying Fund may permit the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of Trustees of an Underlying Fund may also permit the
Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in an Underlying Fund's portfolio or are being considered for purchase.
The Manager provides information to the Underlying Funds' Boards about the commissions paid to brokers furnishing such services, together with the
Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

During the fiscal year ended January 31, 2007, the Fund paid the total brokerage commissions indicated in the chart below. During the fiscal period ended January 31, 2006, the Fund did not execute any transactions through or pay any commissions to firms that provide research services.

    --------------------------------------------------------------------------------------------------

         Fiscal Year Ended January 31            Total Brokerage Commissions Paid by the Funds*

    --------------------------------------------------------------------------------------------------
    --------------------------------------------------------------------------------------------------
                     2006                                              $0
    --------------------------------------------------------------------------------------------------
    --------------------------------------------------------------------------------------------------

                     2007                                            $10,244

    --------------------------------------------------------------------------------------------------
      *     Amounts do not include spreads or commissions on principal transactions on a net trade basis.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Funds, the Distributor acts as the Funds' principal underwriter in the continuous public offering of the Funds' classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.

The sales charges and concessions paid to, or retained by, the Distributor from the sale of shares and the contingent deferred sales charges retained by the Distributor on the redemption of shares during each Fund's two most recent fiscal years are shown in the tables below.

---------------------------------------------------------------------------------------------------------------------------------------

Conservative    Aggregate        Class A      Concessions on    Concessions on    Concessions on    Concessions on
Investor        Front-End
Fund          Sales Charges     Front-End
               on Class A     Sales Charges   Class A Shares    Class B Shares    Class C Shares    Class N Shares
Fiscal Year      Shares        Retained by      Advanced by       Advanced by       Advanced by       Advanced by
Ended 1/31:                  Distributor(1)   Distributor(2)    Distributor(2)    Distributor(2)      Distributor

---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

      2006          $731,578         $202,862           $12,061          $136,823          $106,853           $50,542

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

      2007         $1,337,775        $404,602           $59,876          $269,567          $153,104           $19,709

---------------------------------------------------------------------------------------------------------------------------

Moderate Investor Fund

---------------------------------------------------------------------------------------------------------------------------

  Fiscal Year       Aggregate         Class A       Concessions on    Concessions on    Concessions on    Concessions on
                    Front-End
                  Sales Charges   Front-End Sales   Class A Shares    Class B Shares    Class C Shares    Class N Shares
                   on Class A    Charges Retained     Advanced by       Advanced by       Advanced by       Advanced by
  Ended 1/31:        Shares      by Distributor(1)  Distributor(2)    Distributor(2)    Distributor(2)      Distributor

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

      2006         $1,936,463        $568,947           $55,377          $563,486          $287,477           $56,539

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

      2007         $4,465,532       $1,329,676         $117,455         $1,282,538         $440,130           $64,478

---------------------------------------------------------------------------------------------------------------------------

Equity Investor Fund

---------------------------------------------------------------------------------------------------------------------------

  Fiscal Year       Aggregate         Class A       Concessions on    Concessions on    Concessions on    Concessions on
                    Front-End
                  Sales Charges   Front-End Sales   Class A Shares    Class B Shares    Class C Shares    Class N Shares
                   on Class A    Charges Retained     Advanced by       Advanced by       Advanced by       Advanced by
  Ended 1/31:        Shares      by Distributor(1)  Distributor(2)    Distributor(2)    Distributor(2)      Distributor

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

      2006          $821,446         $265,087           $6,567           $267,793          $103,732           $19,193

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

      2007         $2,565,019        $798,660           $45,311          $896,507          $272,360           $33,772

---------------------------------------------------------------------------------------------------------------------------

Active Allocation Fund

---------------------------------------------------------------------------------------------------------------------------

  Fiscal Year       Aggregate         Class A       Concessions on    Concessions on    Concessions on    Concessions on
                    Front-End
                  Sales Charges   Front-End Sales   Class A Shares    Class B Shares    Class C Shares    Class N Shares
                   on Class A    Charges Retained     Advanced by       Advanced by       Advanced by       Advanced by
  Ended 1/31:        Shares      by Distributor(1)  Distributor(2)    Distributor(2)    Distributor(2)      Distributor

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

      2006         $4,905,946       $1,474,177          $58,097         $1,716,124         $744,303          $127,076

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

      2007         $12,962,870      $3,640,370         $178,242         $4,569,757        $1,453,870         $192,124

---------------------------------------------------------------------------------------------------------------------------

1. Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.

2. The Distributor advances concession payments to financial intermediaries for certain sales of Class A shares and for sales of Class B, Class C and
   Class N shares from its own resources at the time of sale.

---------------------------------------------------------------------------------------------------------------------------

                  Class A Contingent    Class B Contingent    Class C Contingent   Class N Contingent

Conservative
   Investor Fund
                    Deferred Sales        Deferred Sales        Deferred Sales       Deferred Sales
Fiscal Year       Charges Retained by   Charges Retained by   Charges Retained by   Charges Retained
Ended 1/31:           Distributor           Distributor           Distributor        by Distributor

---------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

      2006                $0                  $3,193               $1,819              $1,832

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

      2007               $923                 $34,975              $14,310              $178

-----------------------------------------------------------------------------------------------------

Moderate Investor Fund

-----------------------------------------------------------------------------------------------------

Fiscal Year       Class A Contingent    Class B Contingent   Class C Contingent  Class N Contingent
                    Deferred Sales        Deferred Sales       Deferred Sales      Deferred Sales
                  Charges Retained by   Charges Retained by   Charges Retained    Charges Retained
Ended 1/31:           Distributor           Distributor        by Distributor      by Distributor

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

      2006                $0                  $14,166              $4,881              $3,554

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

      2007              $6,009               $141,693              $29,564             $7,827

-----------------------------------------------------------------------------------------------------

Equity Investor Fund

-----------------------------------------------------------------------------------------------------

Fiscal Year       Class A Contingent    Class B Contingent   Class C Contingent  Class N Contingent
                    Deferred Sales        Deferred Sales       Deferred Sales      Deferred Sales
                  Charges Retained by   Charges Retained by   Charges Retained    Charges Retained
Ended 1/31:           Distributor           Distributor        by Distributor      by Distributor

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

      2006                $0                  $5,572               $2,126              $5,679

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

      2007                $48                 $67,253              $13,101             $1,835

-----------------------------------------------------------------------------------------------------

Active Allocation Fund

-----------------------------------------------------------------------------------------------------

Fiscal Year       Class A Contingent    Class B Contingent   Class C Contingent  Class N Contingent
                    Deferred Sales        Deferred Sales       Deferred Sales      Deferred Sales
                  Charges Retained by   Charges Retained by   Charges Retained    Charges Retained
Ended 1/31:           Distributor           Distributor        by Distributor      by Distributor

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

      2006                $0                  $44,078              $16,412             $4,555

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

      2007              $7,591               $350,030              $70,255             $7,339

-----------------------------------------------------------------------------------------------------

Distribution and Service Plans. Each Fund has adopted a Service Plan for
Class A shares and Distribution and Service Plans for Class B, Class C and
Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Funds pay the Distributor for all or a portion of the costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on that plan. In accordance with Rule 12b-1 of the Investment Company Act, the term "Independent
Trustees" in this Statement of Additional Information refers to those
Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.

      Under the Plans, the Manager and the Distributor may make payments to affiliates. In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Funds, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Funds' shares. These payments, some of which may be referred to as "revenue sharing," may relate to the Funds' inclusion on a financial intermediary's preferred list of funds offered to its clients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Funds automatically convert into Class A shares 72 months after purchase, the Funds must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A Plan that would materially increase payments under the plan. That approval must be by a "majority" (as defined in the Investment Company Act) of the shares of each Class, voting separately by class.

      While the Plans are in effect, the Treasurer of the Funds shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each plan states that while it is in effect, the selection and nomination of those Trustees of the Funds who are not "interested persons" of the Funds are committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans, no payment will be made to any recipient in any period in which the aggregate net asset value of all Fund shares held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent
Trustees.

      |X|   Class A Service Plan Fees. Under the Class A service plan, the
Distributor currently uses the fees it receives from the Funds to pay brokers, dealers and other financial institutions (they are referred to as
"recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Funds, assisting in establishing and maintaining accounts in the Funds, making the Funds'
investment plans available and providing other services at the request of the
Funds or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average net assets of Class A shares. The Board has set the rate at that level. The Distributor does not receive or retain the service fee on Class A shares in accounts for which the
Distributor has been listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so, except in the case of the special arrangement described below regarding grandfathered retirement accounts. The Distributor makes payments to plan recipients periodically at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

      The Distributor does not receive or retain the service fee on Class A shares in accounts for which the Distributor has been listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so, except in the case of shares purchased prior to March 1, 2007 with respect to certain group retirement plans that were established prior to March 1, 2001 ("grandfathered retirement plans"). Prior to March 1, 2007, the Distributor paid the 0.25% service fee for grandfathered retirement plans in advance for the first year and retained the first year's service fee paid by the Funds with respect to those shares.
After the shares were held for a year, the Distributor paid the ongoing service fees to recipients on a periodic basis. Such shares are subject to a contingent deferred sales charge if they are redeemed within 18 months. If
Class A shares purchased in a grandfathered retirement plan prior to March 1,
2007 are redeemed within the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the
Distributor a pro rata portion of the advance payment of those fees. For
Class A shares purchased in grandfathered retirement plans on or after March
1, 2007, the Distributor does not make any payment in advance and does not retain the service fee for the first year. Such shares are not subject to the contingent deferred sales charge.

      For the fiscal year ended January 31, 2007 payments under the Class A plan totaled $188,370 for Conservative Investor Fund, $511,859 for Moderate
Investor Fund, $268,972 for Equity Investor Fund and $1,502,817 for Active
Allocation Fund, of which $258, $669, $1,080 and $1,948, respectively, was retained by the Distributor under the arrangement described above, regarding grandfathered retirement accounts, and included $12,438, $38,296, $21,471 and
$98,036, respectively, paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to
Class A shares in any fiscal year cannot be recovered in subsequent years.
The Distributor may not use payments received under the Class A plans to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

      |X|   Class B, Class C and Class N Distribution and Service Plan Fees.
Under each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Funds under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

      Each Plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a periodic basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B, Class C or Class N shares are purchased. After the first year Class B, Class C or Class N shares are outstanding, after their purchase, the Distributor makes periodic service fee payments on those shares. The advance payment is based on the net asset value of shares sold.
Shares purchased by exchange do not qualify for the advance service fee payment. If Class B, Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares. Class B, Class C or Class N shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer. If the investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares. In those cases, the Distributor retains the asset-based sales charge paid on Class B, Class C or Class N shares, but does not retain any service fees as to the assets represented by that account.

      The asset-based sales charge and service fees increase Class B and
Class C expenses by 1.00% and the asset-based sales charge and service fees increases Class N expenses by 0.50% of the net assets per year of the respective class.

      The Distributor retains the asset-based sales charge on Class B and
Class N shares. The Distributor retains the asset-based sales charge on Class
C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B, Class C or Class
N service fee and the asset-based sales charge to the dealer periodically in lieu of paying the sales concessions and service fee in advance at the time of purchase.

      The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Funds pay the asset-based sales charges to the Distributor for its services rendered in distributing Class B, Class C and Class N shares. The payments are made to the Distributor in recognition that the Distributor:

o     pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o     may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support distribution of Class B, Class C and Class
         N shares,
o     bears the costs of sales literature, advertising and prospectuses
         (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses,
o     may not be able to adequately compensate dealers that sell Class B,
         Class C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,

o     may use the payments under the plan to include the Funds in various third-party distribution programs that may increase sales of Fund shares,
o     may experience increased difficulty selling the Funds' shares if payments under the plan are discontinued because most competitor
         Funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Funds, and

o     may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

      The Distributor's actual expenses in selling Class B, Class C and Class
N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from each Fund under the plans. If either the Class B, Class C or Class N plan were to be terminated by a Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

Conservative Investor Fund

---------------------------------------------------------------------------------------------------------

        Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended 1/31/07

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

                  Total Payments Under    Amount Retained by      Distributor's        Distributor's
                                                                    Aggregate          Unreimbursed
                                                                  Unreimbursed     Expenses as % of Net
                          Plan                Distributor      Expenses Under Plan    Assets of Class

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

  Class B Plan         $158,470(1)             $135,741             $339,811               1.55%

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

  Class C Plan         $351,781(2)             $183,322             $335,871               0.66%

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

  Class N Plan         $68,193(3)               $29,940             $216,428               1.02%

---------------------------------------------------------------------------------------------------------

1.    Includes $1,176 paid to an affiliate of the Distributor's parent company.
2.    Includes $3,013 paid to an affiliate of the Distributor's parent company.
3.    Includes $647 paid to an affiliate of the Distributor's parent company.

Moderate Investor Fund

---------------------------------------------------------------------------------------------------------

        Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended 1/31/07

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

                  Total Payments Under    Amount Retained by      Distributor's        Distributor's
                                                                    Aggregate          Unreimbursed
                                                                  Unreimbursed     Expenses as % of Net
                          Plan                Distributor      Expenses Under Plan    Assets of Class

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

  Class B Plan         $698,861(1)             $603,433            $1,467,225              1.44%

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

  Class C Plan         $954,943(2)             $499,208             $952,601               0.67%

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

  Class N Plan         $135,077(3)              $56,571             $434,332               0.84%

---------------------------------------------------------------------------------------------------------

1.    Includes $3,514 paid to an affiliate of the Distributor's parent company.
2.    Includes $10,550 paid to an affiliate of the Distributor's parent company.
3.    Includes $1,738 paid to an affiliate of the Distributor's parent company.

Equity Investor Fund

---------------------------------------------------------------------------------------------------------

        Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended 1/31/07

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

                  Total Payments Under    Amount Retained by      Distributor's        Distributor's
                                                                    Aggregate          Unreimbursed
                                                                  Unreimbursed     Expenses as % of Net
                          Plan                Distributor      Expenses Under Plan    Assets of Class

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

  Class B Plan         $384,556(1)             $339,152             $978,843               1.65%

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

  Class C Plan         $451,719(2)             $239,157             $487,187               0.69%

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

  Class N Plan         $93,970(3)               $31,719             $248,623               0.70%

---------------------------------------------------------------------------------------------------------

1.    Includes $3,459 paid to an affiliate of the Distributor's parent company.
2.    Includes $6,379 paid to an affiliate of the Distributor's parent company.
3.    Includes $1,089 paid to an affiliate of the Distributor's parent company.

Active Allocation Fund

---------------------------------------------------------------------------------------------------------

        Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended 1/31/07

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Class:       Total Payments Under    Amount Retained by      Distributor's        Distributor's
                                                                    Aggregate          Unreimbursed
                                                                  Unreimbursed     Expenses as % of Net
                          Plan                Distributor      Expenses Under Plan    Assets of Class
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

                       $1,988,156             $5,145,968an            1.47%             $2,287,115(1)

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

                       $1,555,235             $2,910,863an            0.67%             $2,711,958(2)

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

  Class N Plan         $313,696(3)             $157,087             $897,937               0.82%

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

      1.    Includes $17,395 paid to an affiliate of the Distributor's parent company.
2.    Includes $31,548 paid to an affiliate of the Distributor's parent company.
3.    Includes $5,926 paid to an affiliate of the Distributor's parent company.

      All payments under the Class B, Class C and Class N plans are subject to the limitations imposed by the Conduct Rules of the NASD on payments of asset-based sales charges and service fees.

Payments to Fund Intermediaries

      Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of 12b-1 plan payments as described in the preceding section of this Statement
Additional Information. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the clients of the financial intermediary, also as described in this
Statement of Additional Information. Additionally, the Manager and/or Distributor (including their affiliates)
may make payments to financial intermediaries in connection with their offering and selling shares of the Fund and other Oppenheimer funds, providng marketing or promotional support, transaction processing and/or admnistrative services.  Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor.  The payments to intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

      Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o     Payments made by the Funds, or by an investor buying or selling shares of the Funds may include:

o     depending on the share class that the investor selects, contingent deferred sales charges or initial front-end sales charges, all or a portion of which front-end sales charges are payable by the Distributor to financial intermediaries (see "About Your Account" in the Prospectus);

o     ongoing asset-based payments attributable to the share class selected, including fees payable under the Fund's distribution and/or service plans adopted under Rule 12b-1 under the
      Investment Company Act, which are paid from the Fund's assets and allocated to the class of shares to which the plan relates (see "About the Fund--Distribution and Service Plans" above);

o     shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other administrative or shareholder services, including retirement plan and 529 plan administrative services fees, which are paid from the assets of a Fund as reimbursement to the Manager or Distributor for expenses as they occur on behalf of the Fund.

o     Payments made by the Manager or Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the Fund.  These payments are made at the discretion of the Manager and/or the Distributor.  These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.

o     These types of payments may reflect compensation for marketing support, support provided in offering the Fund or other Oppenheimer funds through certain trading platforms and programs, transaction processing or other services;

o     The Manager and Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any self-regulatory agency, such as the NASD. Payments are made based on the guidelines established by the Manager and Distributor, subject to applicable law.

      These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Funds or other Oppenheimer funds, or to support the marketing or promotional efforts of the Distributor in offering shares of the Funds or other Oppenheimer funds.  In addition, some types of payments may provide a financial intermediary with an incentive ro recommend the Funds or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Funds' Prospectus and this Statement of Additional Information.  You should ask your financial intermediary for information about any payments it receives from the Funds, the Manager or the
Distributor and any services it provides, as well as the fees and commissions it charges.

      Although brokers or dealers that sell Fund shares may also act as the broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Funds or other
Oppenheimer funds, a financial intermediary's sales of shares of the Funds or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Funds or such other Oppenheimer funds.

      Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o     transactional support, one-time charges for setting up access for the Funds or other
      Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;

o     program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;

o     placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

      Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the
Oppenheimer funds and shareholder financial planning needs.

      For the year ended December 31, 2006, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager or Distributor for marketing or program support:

Advantage Capital Corp./Financial Services Corp.     Advest, Inc.
Aegon USA                                            Aetna Retirement Services, Inc.
A.G. Edwards & Sons, Inc.                            AIG Life
Allianz Life Insurance Company                       Allmerica Financial Life Insurance and Annuity
                                                     Co.
Allstate Financial Advisors                          American Enterprise Life Insurance
American General Securities, Inc.                    American General Annuity
Ameriprise Financial Services, Inc.                  American Portfolio Financial Services, Inc.
Ameritas Life Insurance Corporation                  Annuity Investors Life
Associated Securities                                AXA Advisors
Banc One Securities Corp.                            BNY Investment Center, Inc.
Cadaret Grant & Co. Inc.                             Charles Schwab - Great West Life
Chase Investment Services Corp.                      CitiCorp Investment Services, Inc.
Citigroup Global Markets, Inc. (SSB)                 CitiStreet
Citizens Bank of Rhode Island                        CJM Planning Corp.
Columbus Life Insurance Company                      Commonwealth Financial Network
CUNA Brokerage Services, Inc.                        CUSO Financial Services, L.P.
Federal Kemper Life Assurance Company                Financial Network (ING)
First Global Capital                                 GE Financial Assurance - GE Life & Annuity
Glenbrook Life and Annuity Co.                       Hartford
HD Vest                                              HSBC Brokerage (USA) Inc.
ING Financial Advisers                               ING Financial Partners
Jefferson Pilot Life Insurance Company               Jefferson Pilot Securities Corp.
John Hancock Life Insurance Co.                      Kemper Investors Life Insurance Co.
Legend Equities Corp.                                Legg Mason
Lincoln Benefit Life                                 Lincoln Financial
Lincoln Investment Planning, Inc.                    Lincoln National Life
Linsco Private Ledger                                MassMutual Financial Group and affiliates
McDonald Investments, Inc.                           Merrill Lynch & Co. and affiliates
MetLife and affiliates                               Minnesota Life Insurance Company
Mony Life Insurance Co.                              Morgan Stanley Dean Witter, Inc.
Multi-Financial (ING)                                Mutual Service Corporation
National Planning Holdings, Inc.                     Nationwide and affiliates
NFP                                                  New York Life Securities, Inc.
Park Avenue Securities LLC                           PFS Investments, Inc.
Prime Capital Services, Inc.                         Primevest Financial Services, Inc. (ING)
Protective Life Insurance Co.                        Prudential Investment Management Services LLC
Raymond James & Associates                           Raymond James Financial Services
RBC Dain Rauscher Inc.                               Royal Alliance
Securities America Inc.                              Security Benefit Life Insurance Co.
Sentra Securities                                    Signator Investments
Sun Life Assurance Company of Canada                 SunAmerica Securities, Inc.
SunTrust Securities                                  Thrivent
Travelers Life & Annuity Co., Inc.                   UBS Financial Services Inc.
Union Central Life Insurance Company                 United Planners
Valic Financial Advisors, Inc.                       Wachovia Securities LLC
Walnut Street Securities (Met Life Network)          Waterstone Financial Group
Wells Fargo Investments, LLC

      For the year ended December 31, 2006, the following firms, which in some cases are broker-dealers, received payments from the Manager or
Distributor for administrative or other services provided (other than revenue sharing arrangements), as described above:

ABN AMRO Financial Services Inc.                     ACS HR Solutions LLC
Administrative Management Group                      ADP Broker/Dealer Inc.
Aetna Financial Services                             Alliance Benefit Group
American Stock Transfer & Trust Co                   Ameriprise Financial Services, Inc.
Baden Retirement Plan Services LLC                   Banc One Securities Corp.
BCG Securities                                       Benefit Administration Company LLC
Benefit Administration Inc.                          Benefit Plans Administrative Services
Benetech Inc.                                        Bisys Retirement Services
Boston Financial Data Services Inc.                  Ceridian Retirement Plan Services
Charles Schwab & Co Inc.                             Charles Schwab Trust Company
Circle Trust Company                                 Citigroup Global Markets Inc.
CitiStreet                                           City National Bank
Columbia Funds Distributor Inc.                      CPI Qualified Plan Consultants Inc.
Daily Access.Com Inc.                                Digital Retirement Solutions
DST Systems Inc.                                     Dyatech LLC
Edgewood/Federated Investments                       ERISA Administrative Services Inc.
Expert Plan Inc.                                     FASCore LLC
FBD Consulting Inc.                                  Fidelity Institutional Operations Co.
Fidelity Investments                                 First National Bank of Omaha
First Trust Corp.                                    First Trust-Datalynx
Franklin Templeton                                   Geller Group LTD
GoldK Inc.                                           Great West Life & Annuity Ins Co.
Hartford Life Insurance Co                           Hewitt Associates LLC
ICMA-RC Services LLC                                 Independent Plan Coordinators Inc.
ING                                                  Ingham Group
Interactive Retirement Systems                       Invesco Retirement Plans
Invesmart                                            InWest Pension Management
John Hancock Life Insurance Co.                      JPMorgan Chase & Co
JPMorgan Chase Bank                                  July Business Services
Kaufman & Goble                                      Leggette & Company Inc.
Lincoln National Life                                MassMutual Financial Group and affiliates
Matrix Settlement & Clearance Services               Mellon HR Solutions
Mercer HR Services                                   Merrill Lynch & Co., Inc.
Metavante 401(k) Services                            Metlife Securities Inc.
MFS Investment Management                            Mid Atlantic Capital Corp.
Milliman Inc.                                        Morgan Stanley Dean Witter Inc.
National City Bank                                   National Financial Services Corp.
Nationwide Investment Service Corp.                  New York Life Investment Management
Northeast Retirement Services                        Northwest Plan Services Inc.
Pension Administration and Consulting                PFPC Inc.
Plan Administrators Inc.                             PlanMember Services Corporation
Princeton Retirement Group Inc.                      Principal Life Insurance Co

Programs for Benefit Plans Inc.                      Prudential Retirement Insurance & Annuity Co.
Prudential Retirement Services                       PSMI Group
Putnam Investments                                   Quads Trust Company
RSM McGladrey Retirement Resources                   SAFECO
Standard Insurance Co                                Stanley Hunt DuPree Rhine
Stanton Group Inc.                                   State Street Bank & Trust
Strong Capital Management Inc.                       Symetra Investment Services Inc.
T Rowe Price Associates                              Taylor Perky & Parker LLC
Texas Pension Consultants                            The 401(K) Company
The Chicago Trust Company                            The Retirement Plan Company LLC
The Vanguard Group                                   TruSource
Unified Fund Services Inc.                           Union Bank & Trust Co. (Nebraska)
USI Consulting Group (CT)                            Valic Retirement Services Co
Wachovia Bank NA                                     Web401k.com
Wells Fargo Bank NA                                  Wilmington Trust Company
WySTAR Global Retirement Solutions

Performance of the Funds

Explanation of Performance Terminology. The Funds use a variety of terms to illustrate their investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. You can obtain current performance information by calling the Funds' Transfer Agent at
1.800.225.5677 or by visiting the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

      The Funds' illustrations of their performance data in advertisements must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how they are to be calculated. In general, any advertisement by the Funds of their performance data must include the average annual total returns for the advertised class of shares of the Funds.

      Use of standardized performance calculations enables an investor to compare the Funds' performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Funds' performance information as a basis for comparison with other investments:

o     Total returns measure the performance of a hypothetical account in a
      Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
   The Funds' performance returns may not reflect the effect of taxes on dividends and capital gains distributions.
o     An investment in the Funds is not insured by the FDIC or any other government agency.
o     The principal value of the Funds' shares, and total returns are not guaranteed and normally will fluctuate on a daily basis.

o     When an investor's shares are redeemed, they may be worth more or less than their original cost.
o     Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of the Funds are affected by market conditions, the quality of the Funds' investments, the maturity of those investments, the types of investments the Funds holds, and its operating expenses that are allocated to the particular class.

      |X|   Total Return Information. There are different types of "total returns" to measure each Fund's performance. Total return is the change in value of a hypothetical investment in the Funds over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Funds use standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

      In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0%
in the sixth year and none thereafter. For Class C shares, the 1.0%
contingent deferred sales charge is deducted for returns for the one-year period. For Class N shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period.

      o  Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending
Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:
                     (   )1/n
                     (ERV)     - 1 = Average Annual Total Return
                     ( P )

     o Average Annual Total Return (After Taxes on Distributions).  The "average annual total  return  (after  taxes on  distributions)"  of Class A shares is an average annual  compounded rate of return for each year in a specified number of years,  adjusted  to show the  effect of  federal  taxes  (calculated  using the
highest  individual   marginal  federal  income  tax  rates  in  effect  on  any reinvestment  date) on any distributions  made by the Funds during the specified period.  It is the rate of return based on the change in value of a hypothetical initial  investment  of $1,000 ("P" in the  formula  below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula) of that  investment,  after  taking  into  account  the  effect  of  taxes on Funds distributions,  but not on the  redemption  of  Fund  shares,  according  to the following formula:

(ATVd)1/n
(----)   -1 = Average Annual Total Return (After Taxes on Distributions)
(  P )

     o  Average   Annual  Total  Return  (After  Taxes  on   Distributions   and
Redemptions). The "average annual total return (after taxes on distributions and redemptions)"  of Class A shares is an average annual  compounded rate of return for each year in a  specified  number of years,  adjusted  to show the effect of federal taxes (calculated using the highest  individual  marginal federal income tax rates in effect on any reinvestment  date) on any distributions  made by the
Funds  during the  specified  period and the  effect of capital  gains  taxes or capital loss tax benefits (each calculated using the highest federal  individual capital  gains tax rate in effect on the  redemption  date)  resulting  from the redemption  of the  shares  at the end of the  period.  It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P"
in the formula below) held for a number of years ("n" in the formula) to achieve an ending  value("ATVDR" in the formula) of that  investment,  after taking into account the effect of taxes on Fund  distributions and on the redemption of Fund shares, according to the following formula:

(ATV  )1/n
(   DR)   -1 = Average Annual Total Return (After Taxes on Distributions and Redemptions)
( P   )

     o Cumulative  Total  Return.  The  "cumulative  total  return"  calculation measures  the change in value of a  hypothetical  investment  of $1,000  over an entire period of years. Its calculation uses some of the same factors as average annual  total  return,  but it does not  average the rate of return on an annual basis. Cumulative total return is determined as follows:

ERV-P
_____ = Total Return
  P

     o Total  Returns at Net Asset  Value.  From time to time the Funds may also quote a  cumulative  or an average  annual  total  return  "at net asset  value"
(without  deducting  sales  charges)  for Class A,  Class B,  Class C or Class N shares.  Each is based on the  difference  in net  asset  value per share at the beginning and the end of the period for a hypothetical  investment in that class of shares (without  considering  front-end or contingent deferred sales charges)
and takes into  consideration  the  reinvestment  of dividends and capital gains distributions.

 The Fund's Total Returns for the Periods Ended 1/31/07

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Class of        Cumulative Total
              Returns (10 years or
Shares           life-of-class)      Average Annual Total Returns
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

                                             1-Year              Life of class

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
                After      Without      After    Without       After      Without
                Sales       Sales       Sales    Sales         Sales       Sales
               Charge      Charge      Charge      Charge     Charge      Charge
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Conservative Investor Fund
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Class A*        8.17%      14.77%       0.95%      7.11%       4.40%       7.85%

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Class B*        9.12%      13.12%       1.28%      6.28%       4.91%       7.00%

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Class C*       13.04%      13.04%       5.28%      6.28%       6.96%       6.96%

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Class N*       14.29%      14.29%       5.84%      6.84%       7.61%       7.61%

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Class Y*       15.39%      15.39%       7.50%      7.50%       8.17%       8.17%

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Moderate Investor Fund
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Class A*       12.30%      19.15%       2.48%      8.73%       6.57%      10.09%

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Class B*       13.38%      17.38%       2.80%      7.80%       7.14%       9.19%

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Class C*       17.36%      17.36%       6.85%      7.85%       9.18%       9.18%

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Class N*       18.62%      18.62%       7.47%      8.47%       9.82%       9.82%

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Class Y*       19.87%      19.87%       9.18%      9.18%      10.46%      10.46%

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Equity Investor Fund

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Class A*       22.72%      30.20%       4.48%      10.85%     11.89%      15.59%

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Class B*       24.33%      28.33%       4.97%      9.97%      12.69%      14.67%

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Class C*       28.31%      28.31%       9.00%      10.00%     14.66%      14.66%

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Class N*       29.86%      29.86%       9.67%      10.67%     15.42%      15.42%

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Class Y*       31.13%      31.13%      11.42%      11.42%     16.04%      16.04%

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Active Allocation Fund
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Class A*       18.69%      25.93%       4.75%      11.14%      9.86%      13.49%

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Class B*       20.16%      24.16%       5.15%      10.15%     10.60%      12.61%

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Class Cv       24.16%      24.16%       9.21%      10.21%     12.61%      12.61%

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Class Nv       25.49%      25.49%       9.88%      10.88%     13.27%      13.27%

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Class Y*       26.87%      26.87%      11.56%      11.56%     13.95%      13.95%

------------------------------------------------------------------------------------

          *Inception  of Class A,  Class B,  Class C,  Class N and Class Y for
          each Fund: 04/05/05.

------------------------------------------------------------------------------------

       Average Annual Total Returns for Class A* Shares (After Sales Charge)
                           For the Periods Ended 1/31/07

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
                                            1-Year       5-Years (or life of class
                                                                  if less)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Conservative Investor Fund
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

After Taxes on Distributions                -0.03%                 3.50%

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

After Taxes on Distributions and            0.72%                  3.25%

Redemption of Fund Shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Moderate Investor Fund
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

After Taxes on Distributions                1.76%                  5.83%

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

After Taxes on Distributions and            1.80%                  5.21%

Redemption of Fund Shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Equity Investor Fund

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

After Taxes on Distributions                4.13%                  11.42%

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

After Taxes on Distributions and            3.21%                  9.97%

Redemption of Fund Shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Active Allocation Fund
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

After Taxes on Distributions                4.11%                  9.06%

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

After Taxes on Distributions and            3.29%                  8.00%

Redemption of Fund Shares
------------------------------------------------------------------------------------

         *  Inception  of Class A,  Class B,  Class C, Class N and Class Y for
         each Fund: 04/05/05.

Other Performance Comparisons.  Each Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this
Statement of Additional Information. Each Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |X|   Lipper Rankings.  From time to time the Funds may publish the ranking of the performance of their classes of shares by Lipper, Inc.
("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Funds, and ranks their performance for various periods in categories based on investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual fund in a category that it monitors and averages of the performance of the Funds in particular categories.

      |X|   Morningstar Ratings. From time to time the Funds may publish the star rating of the performance of their classes of shares by Morningstar,
Inc., an independent mutual funds monitoring service. Morningstar rates mutual funds in their specialized market sector. The Funds are not yet rated.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next
22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar
Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable)
Morningstar Rating metrics.

      |X|   Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Funds may include in its advertisements and sales literature performance information about the Funds cited in newspapers and other periodicals such as The New York Times, The Wall Street
Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar.
The performance of the Funds' classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual funds statistical services.

      Investors may also wish to compare the returns on the Funds' share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Funds' returns and share prices are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Funds may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Funds may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Funds and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Funds and the total return performance of other
Oppenheimer funds included in the account. Additionally, from time to time, the Funds' advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,

o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,

o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Funds.

ABOUT YOUR ACCOUNT

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Funds. Appendix C contains more information about the special sales charge arrangements offered by the Funds, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

When you purchase shares of the Funds, your ownership interest in the shares in the Funds will be recorded as a book entry on the records of the Funds.
The Funds will not issue or re-register physical share certificates.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an
Asset Builder Plan (described below) can be established on a new account.
Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House
("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Funds receive Federal Funds for the purchase through the ACH system before the close of the New York Stock Exchange (the "NYSE"). The NYSE normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the NYSE, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by a Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Funds are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and
Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.
No sales charge is imposed in certain other circumstances described in
Appendix C to this Statement of Additional Information because the
Distributor or dealer or broker incurs little or no selling expenses.

The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer Absolute Return Fund                       Oppenheimer MidCap Fund
Oppenheimer AMT-Free Municipals                        Oppenheimer New Jersey Municipal Fund
Oppenheimer AMT-Free New York Municipals               Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Balanced Fund                              Oppenheimer Portfolio Series:
Oppenheimer Baring China Fund                             Conservative Investor Fund
Oppenheimer Baring Japan Fund                             Moderate Investor Fund
Oppenheimer Core Bond Fund                                Equity Investor Fund
Oppenheimer California Municipal Fund                     Active Allocation Fund
Oppenheimer Capital Appreciation Fund                     Oppenheimer Principal Protected Main Street Fund
Oppenheimer Capital Income Fund                        Oppenheimer Principal Protected Main Street Fund II
Oppenheimer Champion Income Fund                       Oppenheimer Principal Protected Main Street Fund III
Oppenheimer Commodity Strategy Total Return Fund       Oppenheimer Quest Balanced Fund
Oppenheimer Convertible Securities Fund                Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Developing Markets Fund                    Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Discovery Fund                             Oppenheimer Quest Opportunity Value Fund
Oppenheimer Dividend Growth Fund                       Oppenheimer Quest Value Fund, Inc.
Oppenheimer Emerging Growth Fund                       Oppenheimer Real Estate Fund
Oppenheimer Emerging Technologies Fund                 Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Enterprise Fund                            Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Equity Fund, Inc.                          Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Global Fund                                Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Global Opportunities Fund                  Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Gold & Special Minerals Fund               Oppenheimer Rochester National Municipals
Oppenheimer Growth Fund                                Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer International Bond Fund                    Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer International Diversified Fund             Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer International Growth Fund                  Oppenheimer Select Value Fund
Oppenheimer International Small Company Fund           Oppenheimer Senior Floating Rate Fund
Oppenheimer International Value Fund                   Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Limited Term California Municipal Fund     Oppenheimer Strategic Income Fund
Oppenheimer Limited-Term Government Fund               Oppenheimer U.S. Government Trust
Oppenheimer Limited Term Municipal Fund                Oppenheimer Value Fund
Oppenheimer Main Street Fund                           Limited-Term New York Municipal Fund
Oppenheimer Main Street Opportunity Fund               Rochester Fund Municipals
Oppenheimer Main Street Small Cap Fund

LifeCycle Funds
  Oppenheimer Transition 2010 Fund
  Oppenheimer Transition 2015 Fund
  Oppenheimer Transition 2020 Fund
  Oppenheimer Transition 2030 Fund

And the following money market funds:

Oppenheimer Cash Reserves                              Centennial Government Trust
Oppenheimer Institutional Money Market Fund            Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.                    Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                 Centennial Tax Exempt Trust

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds.
Under certain circumstances described in this Statement of Additional
Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent ("Letter"), you can reduce the sales charge rate that applies to your purchases of Class A shares if you purchase Class A, Class B or Class C shares of the Funds or other Oppenheimer funds during a 13-month period. The total amount of your purchases of Class
A, Class B and Class C shares will determine the sales charge rate that applies to your Class A share purchases during that period. Purchases made up to 90 days before the date that you submit a Letter of Intent will be included in that determination. Class A shares of Oppenheimer Money Market
Fund, Inc. and Oppenheimer Cash Reserves on which you have not paid a sales charge and any Class N shares you purchase, or may have purchased, will not be counted towards satisfying the purchases specified in a Letter.

      A Letter is an investor's statement in writing to the Distributor of his or her intention to purchase a specified value of Class A, Class B and
Class C shares of the Funds and other Oppenheimer funds during a 13-month period (the "Letter period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which will equal or exceed the amount specified in the Letter.
Purchases made by reinvestment of dividends or capital gains distributions and purchases made at net asset value (i.e. without a sales charge) do not count toward satisfying the amount of the Letter.

      Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that would apply to a single lump-sum purchase of shares in the amount intended to be purchased under the
Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the
Terms of Escrow. Also, the investor agrees to be bound by the terms of the
Prospectus, this Statement of Additional Information and the application used for a Letter. If those terms are amended, as they may be from time to time by the Funds, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

      If the total eligible purchases made during the Letter period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      The Transfer Agent will not hold shares in escrow for purchases of shares of the Funds and other Oppenheimer funds by OppenheimerFunds prototype
401(k) plans under a Letter. If the intended purchase amount under a Letter entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter period, there will be no adjustment of concessions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing any purchase orders for the investor during the Letter period. All of such purchases must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1.    Out of the initial purchase (or subsequent purchases if
necessary) made pursuant to a Letter, shares of the Funds equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500
(computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2.    If the total minimum investment specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

      3.    If, at the end of the 13-month Letter period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4.    By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

      5.    The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:

         (a)Class A shares sold with a front-end sales charge or subject to a
            Class A contingent deferred sales charge,
         (b)Class B and Class C shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
         (c)Class A, Class B or Class C shares acquired by exchange of either
            (1) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B shares or Class C shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6.    Shares held in escrow hereunder will automatically be exchanged for shares of another Fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other Fund.

Asset Builder Plans. As indicated in the Prospectus, you normally must establish your Fund account with $1,000. However, you can open a Fund account for as little as $500 if you establish an Asset Builder Plan to automatically purchase additional shares directly from a bank account at the time of your initial share purchase. An Asset Builder Plan is available only if your bank is an ACH member. Under an Asset Builder Plan payments to purchase shares of a Fund will be debited from your bank account automatically. Normally the debit will be made two business days prior to the investment dates you select on your application. Neither the Distributor, the Transfer Agent nor the
Funds will be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      To establish an Asset Builder Plan at the time you initially purchase
Fund shares, complete the "Asset Builder Plan" information on the Account
Application. To establish an Asset Builder Plan for an existing account, use the Asset Builder Enrollment Form. The Account Application and the Asset
Builder Enrollment Form are available by contacting the Distributor or may be downloaded from our website at: www.oppenheimerfunds.com. Before you establish a new Fund account under the Asset Builder Plan, you should obtain a prospectus of the selected fund and read it carefully.

      You may change the amount of your Asset Builder payment or you can terminate your automatic investments at any time by writing to the Transfer
Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The minimum additional purchase under a new Asset Builder Plan is $50. For Asset Builder
Plans established prior to November 1, 2002, the minimum additional purchase is $25. Shares purchased by Asset Builder Plan payments are subject to the redemption restrictions for recent purchases described in the Prospectus. An
Asset Builder Plan may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts. The Funds reserve the right to amend, suspend or discontinue offering Asset Builder Plans at any time without prior notice.

Retirement Plans. Certain types of retirement plans are entitled to purchase shares of the Funds without sales charges or at reduced sales charge rates, as described in an Appendix to this Statement of Additional Information.
Certain special sales charge arrangements are maintained on a daily valuation basis by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") or an
independent record keeper that has a contact or special arrangement with
Merrill Lynch. If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has less than $1 million in assets invested in applicable investments (other than assets invested in money market funds), than the retirement plan may purchase only Class C shares of the Oppenheimer funds. If on the date the plan sponsor signed the Merrill
Lynch record keeping service agreement the plan has $1 million or more in assets but less than $5 million in assets invested in applicable investments
(other than assets invested in Class N shares of the Oppenheimer funds). If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has $5 million or more in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class A shares of the Oppenheimer funds.

      OppenheimerFunds has entered into arrangements with certain record keepers whereby the Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant level accounts of a retirement plan. While such compensation may act to reduce the record keeping fees charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders. Cancellation of purchase orders for the
Funds' shares (for example, when a purchase check is returned to the Funds unpaid) causes a loss to be incurred when the net asset values of the Funds'
shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Funds for the loss, the Distributor will do so. The Funds may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Funds or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Funds represents an interest in the same portfolio of investments of the Funds. However, each class has different shareholder privileges and features. The net income attributable to
Class B, Class C or Class N shares and the dividends payable on Class B,
Class C or Class N shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class
A shares normally are sold subject to an initial sales charge. While Class B,
Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and
Class N shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Funds. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

      The Distributor will not accept a purchase order of more than $100,000 for Class B shares or a purchase order of $1 million or more to purchase
Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).

      Class B, Class C or Class N shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.

      |X|   Class A Shares Subject to a Contingent Deferred Sales Charge. For
purchases of Class A shares at net asset value whether or not subject to a contingent deferred sales charge as described in the Prospectus, no sales concessions will be paid to the broker-dealer of record, as described in the
Prospectus, on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan. Additionally, that concession will not be paid on purchases of Class A shares by a retirement plan made with the redemption proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

      |X|   Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of
Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended.
In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      |X|   Availability of Class N Shares. In addition to the description of the types of retirement plans which may purchase Class N shares contained in the Prospectus, Class N shares also are offered to the following:

o     to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o     to all rollover contributions made to Individual 401(k) plans,
            Profit-Sharing Plans and Money Purchase Pension Plans,
o     to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and
            Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,

o     to Group Retirement Plans (as defined in Appendix C to this Statement of Additional Information) which have entered into a special agreement with the Distributor for that purpose,

o     to Retirement Plans qualified under Sections 401(a) or 401(k) of the
            Internal Revenue Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,
o     to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o     to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds, and
o     to certain customers of broker-dealers and financial advisors that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

      The sales concession and the advance of the service fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:

o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds
            (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),
o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the plan for more than one year (other than rollovers from an
            OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), and
o     on purchases of Class N shares by an OppenheimerFunds-sponsored
            Pinnacle or Ascender 401(k) plan made with the redemption
            proceeds of Class A shares of one or more Oppenheimer funds.

      No sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class N shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.

      |X|   Allocation of Expenses. Each Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of each
Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of a Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of such Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses,
Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus, a $12 annual "Minimum Balance
Fee" is assessed on a Fund account with a share balance valued under $500.
The Minimum Balance Fee is automatically deducted from each such Fund account on or about the second to last business day of September.

      Listed below are certain cases in which each Fund has elected, in its discretion, not to assess the Minimum Balance Fee. These exceptions are subject to change:

o     A Fund account whose shares were acquired after September 30th of the prior year;
o     A Fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares. However, once all Class B shares held in the account have been converted to Class
         A shares the new Class A share account balance may become subject to the Minimum Balance Fee;
o     Accounts of shareholders who elect to access their account documents electronically via eDoc Direct (to access account documents electronically via eDocs Direct, please visit the Service Center on our website at www.oppenheimerfunds.com or call 1.888.470.0862 for instructions);
o     A Fund account that has only certificated shares and, has a balance below $500 and is being escheated;

o     Accounts of shareholders that are held by broker-dealers under the NSCC
         Fund/SERV system;
o     Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account Funds;
o     Omnibus accounts holding shares pursuant to the Pinnacle, Ascender,
         Custom Plus, Recordkeeper Pro and Pension Alliance Retirement Plan
         programs; and

o     A Fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

      To access account documents electronically via eDocs Direct, please visit the Service Center on our website at www.oppenheimerfunds.com and click the hyperlink "Sign Up for Electronic Document Delivery" under the heading "I
Want To," or call 1.888.470.0862 for instructions.

      Each Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of each Fund is determined as of the close of business of the NYSE on each day that the NYSE is open. The calculation is done by dividing the value of a Funds' net assets attributable to a class by the number of shares of that class that are outstanding. The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some days (for example, in case of weather emergencies or on days falling before a U.S.
holiday). All references to time in this Statement of Additional Information are to "Eastern time." The NYSE's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther
King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day,
Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

      Dealers other than NYSE members may conduct trading in certain securities on days on which the NYSE is closed (including weekends and holidays) or after 4:00 p.m. on a regular business day. Because the Funds'
net asset values will not be calculated on those days, the Funds' net asset values per share may be significantly affected on days when shareholders may not purchase or redeem shares. Additionally, trading on many foreign stock exchanges and in over-the-counter markets normally is completed before the close of the NYSE.

      Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of the NYSE, will not be reflected in the Funds' calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the Board at its next ensuing meeting.

      |X|   Securities Valuation. The Board of Directors/Trustees of each
Underlying Fund has established procedures for the valuation of such
Underlying Fund's securities. In general those procedures are as follows:

o     Equity securities traded on a U.S. securities exchange are valued as follows:

          (1)if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded as applicable, on that day, or
          (2)if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid"
             and "asked" prices on the valuation date or, if not, at the closing "bid" price on the valuation date.

o     Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:

          (1)at the last sale price available to the pricing service approved by the Board of Directors/Trustees, or
          (2)at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
          (3)at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.
o     Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked"
         prices determined by a portfolio pricing service approved by each
         Fund's Board of Directors/Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o     The following securities are valued at the mean between the "bid" and
         "asked" prices determined by a pricing service approved by each
         Fund's Board of Directors/Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
          (1)debt instruments that have a maturity of more than 397 days when issued,
          (2)debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
          (3)non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of
             60 days or less.

o     The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:

          (1)money market debt securities held by a non-money market funds that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
          (2)debt instruments held by a money market funds that have a remaining maturity of 397 days or less.
o     Securities (including restricted securities) not having
         readily-available market quotations are valued at fair value determined under such Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the
         "bid" price if no "asked" price is available).

      In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the applicable Board of Trustees. The pricing service may use "matrix"
comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      The closing prices in the New York foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S.
dollars securities that are denominated in foreign currency.

      Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked"
prices on the principal exchange on the valuation date. If not, the value shall be the closing bid price on the principal exchange on the valuation date. If the put, call or future is not traded on an exchange, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid"
price if no "asked" price is available.

      When a Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by a Fund expires, the Fund has a gain in the amount of the premium. If a Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If a Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Sending Redemption Proceeds by Federal Funds Wire. The Federal funds wire of redemption proceeds may be delayed if the Funds' custodian bank is not open for business on a day when the Funds would normally authorize the wire to be made, which is usually the Funds' next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Funds are open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:

o     Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Funds or any of the other Oppenheimer funds into which shares of the Funds are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer
Agent receives the reinvestment order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C, Class N or Class Y shares. The Funds may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the
Funds or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Funds that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind." As stated in the Prospectus,  payments for shares tendered
for  redemption  are  ordinarily   made  in  cash.   However,   under  certain
circumstances,  the Board of Trustees of each Fund may determine that it would be  detrimental  to the best  interests of the remaining  shareholders  of the
Funds to make payment of a redemption  order wholly or partly in cash. In that case,  the  Funds  may pay the  redemption  proceeds  in whole or in part by a distribution  "in kind" of liquid  securities from the portfolio of the Funds, in lieu of cash. The Funds have elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Funds during any 90-day period for any one shareholder.

      If shares are redeemed in kind, the redeeming shareholder would generally receive shares of one or more of the Underlying Funds. Those shares would be subject to the applicable Underlying Fund's normal fees, sales charges, and redemption and exchange policies. If a redemption in kind were made in other types of securities, the shareholder might incur brokerage or other costs in selling the securities for cash. The Funds will value securities used to pay redemptions in kind using the same method the Funds and the Underlying Funds use to value their portfolio securities described above under "Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. Each Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $500 or such lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (but not less than 30 days). Alternatively, the Board may set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares"for the imposition of the Class B,
Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from
OppenheimerFunds-sponsored IRAs, SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to
"Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must:

      (1)   state the reason for the distribution;
      (2)   state the owner's awareness of tax penalties if the distribution is premature; and
      (3)   conform to the requirements of the plan and the Funds' other redemption requirements.

      Participants (other than self-employed plan sponsors) in
OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the
Funds held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents
(available from the Transfer Agent) must be completed and submitted to the
Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal
Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer
Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Funds, the Manager, the Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is each Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the
Distributor receives an order placed by the dealer or broker. However, if the
Distributor receives a repurchase order from a dealer or broker after the close of the NYSE on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the NYSE closes. Normally, the NYSE closes at
4:00 p.m., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 p.m.).

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Funds valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having
AccountLink privileges (see "How To Buy Shares") may arrange to have
Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic
Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Funds cannot guarantee receipt of a payment on the date requested.
The Funds reserve the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional
Class A share purchases while participating in an Automatic Withdrawal Plan.
Class B, Class C and Class N shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the Class B, Class C or Class N contingent deferred sales charge is waived as described in
Appendix C to this Statement of Additional Information).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.
These provisions may be amended from time to time by the Funds and/or the
Distributor. When adopted, any amendments will automatically apply to existing Plans.

      |X|   Automatic Exchange Plans. Shareholders can authorize the Transfer
Agent to exchange a pre-determined amount of shares of the Funds for shares
(of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50.
Instructions should be provided on the OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to
Exchange Shares" in the Prospectus and below in this Statement of Additional
Information.

      |X|   Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. Neither the
Funds nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the
Funds purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the
Funds. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Funds, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current
Prospectus of the Funds. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the
Transfer Agent. The Funds may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Funds, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      If the Transfer Agent ceases to act as transfer agent for the Funds, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A"
shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

   The following funds only offer Class A shares:
   Centennial California Tax Exempt Trust                  Centennial New York Tax Exempt Trust
   Centennial Government Trust                             Centennial Tax Exempt Trust
   Centennial Money Market Trust

   The following funds do not offer Class N shares:

   Limited Term New York Municipal Fund                     Oppenheimer Rochester Arizona Municipal Fund
   Oppenheimer AMT-Free Municipals                          Oppenheimer Rochester Maryland Municipal Fund
   Oppenheimer AMT-Free New York Municipals                 Oppenheimer Rochester Massachusetts Municipal Fund
   Oppenheimer California Municipal Fund                    Oppenheimer Rochester Michigan Municipal Fund
   Oppenheimer Institutional Money Market Fund              Oppenheimer Rochester Minnesota Municipal Fund
   Oppenheimer International Value Fund                     Oppenheimer Rochester National Municipals
   Oppenheimer Limited Term California Municipal Fund       Oppenheimer Rochester North Carolina Municipal Fund
   Oppenheimer Limited Term Municipal Fund                  Oppenheimer Rochester Ohio Municipal Fund
   Oppenheimer Money Market Fund, Inc.                      Oppenheimer Rochester Virginia Municipal Fund
   Oppenheimer New Jersey Municipal Fund                    Oppenheimer Senior Floating Rate Fund
   Oppenheimer Principal Protected Main Street Fund II      Rochester Fund Municipals
   Oppenheimer Pennsylvania Municipal Fund

   The following funds do not offer Class Y shares:

   Limited Term New York Municipal Fund                    Oppenheimer Principal Protected Main Street Fund
   Oppenheimer AMT-Free Municipals                         Oppenheimer Principal Protected Main Street Fund II
   Oppenheimer AMT-Free New York Municipals                Oppenheimer Principal Protected Main Street Fund III
   Oppenheimer Balanced Fund                               Oppenheimer Quest Capital Value Fund, Inc.
   Oppenheimer California Municipal Fund                   Oppenheimer Quest International Value Fund, Inc.
   Oppenheimer Capital Income Fund                          Oppenheimer Rochester Arizona Municipal Fund
   Oppenheimer Cash Reserves                                Oppenheimer Rochester Maryland Municipal Fund
   Oppenheimer Convertible Securities Fund                  Oppenheimer Rochester Massachusetts Municipal Fund
   Oppenheimer Dividend Growth Fund                         Oppenheimer Rochester Michigan Municipal Fund
   Oppenheimer Gold & Special Minerals Fund                 Oppenheimer Rochester Minnesota Municipal Fund
   Oppenheimer Institutional Money Market Fund              Oppenheimer Rochester National Municipals
   Oppenheimer Limited Term California Municipal Fund       Oppenheimer Rochester North Carolina Municipal Fund
   Oppenheimer Limited Term Municipal Fund                  Oppenheimer Rochester Ohio Municipal Fund
   Oppenheimer New Jersey Municipal Fund                    Oppenheimer Rochester Virginia Municipal Fund
   Oppenheimer Pennsylvania Municipal Fund

o     Oppenheimer Money Market Fund, Inc. only offers Class A and Class Y shares.

o     Oppenheimer  Institutional  Money  Market Fund only  offers  Class E and
   Class L shares.

o     Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other
      Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of Oppenheimer Money Market
      Fund, Inc. or Oppenheimer Cash Reserves acquired by exchange of Class M shares.

o     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of certain money market funds offered by the Distributor.
      Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge.

o     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.
o     Shares of Oppenheimer Principal Protected Main Street Fund may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund until after the expiration of the warranty period (8/5/2010).
o     Shares of Oppenheimer Principal Protected Main Street Fund II may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund II
      until after the expiration of the warranty period (3/3/2011).
o     Shares of Oppenheimer Principal Protected Main Street Fund III may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund
      III until after the expiration of the warranty period (12/16/2011).
o     Class A, Class B, Class C and Class N shares of each of Oppenheimer
      Developing Markets Fund and Oppenheimer International Small Company
      Fund may be acquired by exchange only with a minimum initial investment of $50,000.  An existing shareholder of each fund may make additional exchanges into that fund with as little as $50.

o     Effective as of the close of the New York Stock Exchange on May 31,
      2007, shares of Oppenheimer Small- & Mid- Cap Value Fund may not be
      acquired by an exchange of shares from any other Oppenheimer fund.

o           The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o     When Class A shares of any Oppenheimer fund (other than Oppenheimer
Rochester National Municipals and Rochester Fund Municipals) acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a
Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     When Class A shares of Oppenheimer Rochester National Municipals and
Rochester Fund Municipals acquired by exchange of Class A shares of any
Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in the exchange. The Class A shares of
Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     Except with respect to the Class B shares described in the next two paragraphs, the contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Oppenheimer Limited Term California
Municipal Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Limited
Term Municipal Fund, Limited Term New York Municipal Fund and Oppenheimer
Senior Floating Rate Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Oppenheimer Cash Reserves that were acquired through the exchange of Class B shares initially purchased in the
Oppenheimer Capital Preservation Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of that initial purchase.

o     With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans)
is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

o     When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the Funds to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that Fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the Funds to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either Fund up to five business days if they determine that they would be disadvantaged by an immediate transfer of the redemption proceeds.
The Funds reserve the right, in their discretion, to refuse any exchange request that may disadvantage them. For example, if the receipt of multiple exchange requests might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Funds, the Funds may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic
Withdrawal Plan, will be switched to the new fund account unless you tell the
Transfer Agent not to do so. However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans
cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one funds and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Funds, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Funds have no fixed dividend rate. There can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the
Funds' portfolios, and expenses borne by the Funds or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B, Class C and Class N shares are expected to be lower than dividends on Class A and
Class Y shares. That is because of the effect of the asset-based sales charge on Class B, Class C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund,
Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

      Some of the Underlying Funds have no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains.

      Tax Status of the Funds' Dividends, Distributions and Redemptions of
Shares. The federal tax treatment of the Funds' dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the
Funds and their shareholders.

      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below.
Potential purchasers of shares of the Funds are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Funds.

      Generally, the character of the income or capital gains that the Funds receive from the Underlying Funds will pass through to the Funds'
shareholders as long as the Funds and Underlying Funds continue to qualify as regulated investment companies. However, short-term capital gains received from the Underlying Funds will be taxed as ordinary income to the Funds and therefore may not be offset against long-term capital losses of the Funds and foreign tax credits or deductions passed through by the Underlying Funds may not "pass through" to the Funds' shareholders. Additionally, the redemption of Underlying Fund shares by the Funds may be more frequently characterized as a dividend as opposed to a sale or exchange of shares under tax rules applicable to redemptions, thereby resulting in ordinary income without basis offset for the redeeming Fund rather than capital gain. This will have the effect of increasing the amount of ordinary income the Funds must distribute to shareholders.

      Qualification as a Regulated Investment Company. The Funds have elected to be taxed as regulated investment companies under Subchapter M of the
Internal Revenue Code of 1986, as amended. As regulated investment companies, the Funds are not subject to federal income tax on the portion of their net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses)
that they distribute to shareholders. Qualification as a regulated investment company enables a Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a
"double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from a Fund
(unless Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

      The Internal Revenue Code contains a number of complex tests relating to qualification that a Fund might not meet in a particular year. If a Fund did not qualify as a regulated investment company, it would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

      To qualify as a regulated investment company, a Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. Each Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below.
Distributions by a Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, a Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) or certain other income and net income derived from an interest in qualified publicly traded partnerships, as defined in the Internal Revenue Code.

      In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under that test, at the close of each quarter of a Fund's taxable year, at least 50% of the value of its assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, such Fund must not have invested more than 5% of the value of its total assets in securities of such issuer and the
Fund must not hold more than 10% of the outstanding voting securities of such issuer. No more than 25% of the value of a Fund's total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or in the securities of one or more qualified publicly traded partnerships as defined in the Internal Revenue Code. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

      Excise Tax on Regulated Investment Companies. Under the Internal
Revenue Code, by December 31 each year, each Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, such
Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Funds will meet those requirements. To meet this requirement, in certain circumstances the Funds might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for a Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

      Taxation of Fund Distributions. The Funds anticipate distributing substantially all of their investment company taxable income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes. The tax rate on certain dividend income and long-term capital gain applicable to non-corporate shareholders has been reduced for taxable years beginning before January 1, 2009. Distributions comprised of dividends from domestic corporations and certain foreign corporations (generally, corporations incorporated in a possession of the United States, some corporations eligible for treaty benefits under a treaty with the United States and corporations whose stock is readily tradable on an established securities market in the
United States) are treated as "qualified dividend income" eligible for taxation at a maximum tax rate of 15% in the hands of non-corporate shareholders. A certain portion of the Underlying Funds' dividends when paid to the Funds may be eligible for treatment as qualified dividend income when paid to noncorporate shareholders of the Funds. In order for dividends paid by a Fund to be qualified dividend income, the respective Underlying Fund must meet holding period and certain other requirements with respect to the dividend-paying stocks in its portfolio, such Fund must meet the holding period and other requirements with respect to the Underlying Fund shares, and the non-corporate shareholder must meet holding period and certain other requirements with respect to the Fund's shares. To the extent that an
Underlying Fund or a Fund engages in securities lending with respect to stock paying qualified dividend income, the ability to pay qualified dividend income to shareholders will be limited.

      Special provisions of the Internal Revenue Code govern the eligibility of a Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by a Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the
Fund derives from portfolio investments that such Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent a Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

      The Funds may either retain or distribute to shareholders their net capital gain for each taxable year. The Funds currently intend to distribute any such amounts although their ability to do so will depend on whether the
Underlying Funds distribute such gains. If net long term capital gains are distributed and designated as a capital gain distribution, they will be taxable to shareholders as long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the distributing Fund before the shareholder acquired his or her shares.

      If a Fund elects to retain its net capital gain, it will be subject to tax on it at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on his or her tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the respective Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Investment income that may be received by certain Underlying Funds from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle an Underlying Fund to a reduced rate of, or exemption from, taxes on such income. The Funds will not be able to pass through certain foreign tax credits or deductions that would otherwise be available to a shareholder in an Underlying Fund.

      Distributions by the Funds that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of a shareholder's tax basis in his or her shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders of each Fund will be advised annually as to the U.S.
federal income tax consequences of distributions made (or deemed made) during the year. If any prior distributions must be re-characterized as a non-taxable return of capital at the end of a Fund's fiscal year, such distributions will be identified as such in notices sent to shareholders.

      Distributions by the Funds will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the applicable Fund (or of another fund).
Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      Each Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). Any tax withheld by a
Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

      Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the same Fund
(including through dividend reinvestment) within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

      Foreign Shareholders. Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the applicable Fund is effectively connected with the conduct of a U.S.
trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends paid to stockholders who are nonresident aliens or foreign entities (which are deemed not "effectively connected income") generally will be subject to a 30% U.S. withholding tax under existing provisions of the Internal Revenue Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Under the provisions of the American Jobs Creation Act of 2004 (the "2004 Tax Act"),
dividends derived by a regulated investment company from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount) and paid to stockholders who are nonresident aliens and foreign entities if and to the extent properly designated as "interest-related dividends" or "short-term capital gain dividends," generally will not be subject to U.S. withholding tax. Where possible, the Funds intend to make such designations. Under recent guidance issued by the IRS, a regulated investment company will generally be allowed to designate the maximum amount of its qualified dividend income, interest related dividends and short term capital gain dividends even where the aggregate of the amounts designated exceeds the amounts of the regulated investment company distributions. However, in any given tax year, there may be circumstances which would cause a Fund not to designate the maximum amount of interest-related income or short term capital gain income eligible for exemption. It is not possible to predict what portion, if any, of a Fund's distributions will be designated as short-term capital gains or interest income exempt from withholding in the hands of nonresident and foreign stockholders.

      The 2004 Tax Act also provides that distributions of a Fund attributable to gains from sales or exchanges of "U.S. real property interests," as defined in the Internal Revenue Code and Treasury regulations
(including gains on the sale or exchange of shares in certain "U.S. real property holding corporations," which may include certain real estate investment trusts among other entities and certain real estate investment company capital gain dividends) generally will cause a foreign stockholder to treat such gain as income effectively connected to a trade or business within the United States, generally subject to tax at the graduated rates applicable to U.S. stockholders. Such distributions may be subject to U.S. withholding tax and may require the foreign stockholder to file a U.S. federal income tax return.

      These provisions generally would apply to distributions with respect to taxable years of the Funds beginning after December 31, 2004 and before
January 1, 2008.

      If the ordinary income dividends from a Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from 30% withholding provided the Fund obtains a properly completed and signed Certificate of Foreign Status. If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. Any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

      Foreign shareholders are urged to consult their own tax advisors or the
U.S. Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Funds, including the applicability of the
U.S. withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of a Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds into which the Funds' shares may be exchanged. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other
Oppenheimer funds may be invested in shares of the Fund on the same basis.

Additional Information About the Funds

The Distributor. The Funds' shares are sold through dealers, brokers and other financial institutions that have a sales agreement with
OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Funds' Distributor. The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Funds' Transfer Agent, is
a division of the Manager. It is responsible for maintaining the Funds'
shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. Citibank, N.A. is the custodian of the Funds' assets. The custodian's responsibilities include safeguarding and controlling the Funds'
portfolio securities and handling the delivery of such securities to and from the Funds. It is the practice of the Funds to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Funds' cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm. KPMG LLP serves as the
Independent Registered Public Accounting Firm for the Funds. KPMG LLP audits the Funds' financial statements and performs other related audit services.
KPMG LLP also act as the independent registered public accounting firm for certain other Funds advised by the Manager and its affiliates. Audit and non-audit services provided by KPMG LLP to the Funds must be pre-approved by the Audit Committee.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER PORTFOLIO SERIES:

We have audited the accompanying statement of assets and liabilities of
Conservative Investor Fund (one of the portfolios constituting the Oppenheimer
Portfolio Series), including the statement of investments, as of January 31,
2007, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period April 5, 2005 (commencement of operations) to
January 31, 2006. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Conservative Investor Fund as of January 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period April 5, 2005
(commencement of operations) to January 31, 2006, in conformity with U.S.
generally accepted accounting principles.

KPMG LLP

Denver, Colorado
March 15, 2007

                         20 | CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS  January 31, 2007
--------------------------------------------------------------------------------

                                                                                 VALUE
                                                               SHARES       SEE NOTE 1
---------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--100.1% 1
---------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS--11.1%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y     1,441,991   $    9,199,901
---------------------------------------------------------------------------------------
Oppenheimer Real Estate Fund, Cl. Y                           506,371       13,499,858
                                                                        ---------------
                                                                            22,699,759
---------------------------------------------------------------------------------------
FIXED INCOME--66.0%
Oppenheimer Champion Income Fund, Cl. Y                     2,477,295       23,732,492
---------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund, Cl. Y                           6,523,270       66,406,884
---------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y                  1,863,135       11,048,389
---------------------------------------------------------------------------------------
Oppenheimer Limited-Term Government Fund, Cl. Y             3,414,211       33,834,824
                                                                        ---------------
                                                                           135,022,589
---------------------------------------------------------------------------------------
GLOBAL EQUITY--5.7%
Oppenheimer Global Fund, Cl. Y                                155,463       11,599,074
---------------------------------------------------------------------------------------
U.S. EQUITY--17.0%
Oppenheimer Capital Appreciation Fund, Cl. Y 2                231,332       11,256,625
---------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                           280,537       11,619,830
---------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                 439,532       11,946,477
                                                                        ---------------
                                                                            34,822,932
---------------------------------------------------------------------------------------
MONEY MARKET--0.3%
Oppenheimer Institutional Money Market Fund, Cl. E,
5.35% 3                                                       637,460          637,460
---------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $199,187,678)                 100.1%     204,781,814
---------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                            (0.1)        (125,261)
                                                          -----------------------------

NET ASSETS                                                      100.0%  $  204,656,553
                                                          =============================

                         21 | CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2007 by virtue of the Portfolio owning at least 5% of the voting securities of the issuer or as a result of the Portfolio and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                 SHARES          GROSS         GROSS              SHARES
                                                       JANUARY 31, 2006      ADDITIONS    REDUCTIONS    JANUARY 31, 2007
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                     99,978        143,194        11,840             231,332
Oppenheimer Champion Income Fund, Cl. Y                               -      2,511,921 a      34,626           2,477,295
Oppenheimer Commodity Strategy
Total Return Fund, Cl. Y                                        524,309        959,662        41,980           1,441,991
Oppenheimer Core Bond Fund, Cl. Y                             2,533,270      4,171,755       181,755           6,523,270
Oppenheimer Global Fund, Cl. Y                                   66,908         99,627        11,072            155,463
Oppenheimer High Yield Fund, Cl. Y                              978,485      1,158,273     2,136,758                   -
Oppenheimer Institutional
Money Market Fund, Cl. E, 5.35%                                       -      8,109,121     7,471,661             637,460
Oppenheimer International Bond Fund, Cl. Y                      751,912      1,165,106        53,883           1,863,135
Oppenheimer Limited-Term
Government Fund, Cl. Y                                        1,326,111      2,183,797        95,697           3,414,211
Oppenheimer Main Street Fund, Cl. Y                             117,728        177,051        14,242             280,537
Oppenheimer Real Estate Fund, Cl. Y                             230,456        315,662        39,747             506,371
Oppenheimer Value Fund, Cl. Y                                   181,842        273,690        16,000             439,532

                                                                                 VALUE      DIVIDEND            REALIZED
                                                                            SEE NOTE 1        INCOME         GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                              $ 11,256,625   $         -    $         (2,201)
Oppenheimer Champion Income Fund, Cl. Y                                     23,732,492       723,488 b            (1,851)
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y                      9,199,901       361,527 b           (82,458)
Oppenheimer Core Bond Fund, Cl. Y                                           66,406,884     2,445,706 b           (44,159)
Oppenheimer Global Fund, Cl. Y                                              11,599,074       153,044 b             3,159
Oppenheimer High Yield Fund, Cl. Y                                                   -       472,356 b            (6,189)
Oppenheimer Institutional Money Market Fund, Cl. E, 5.35%                      637,460         3,850                   -
Oppenheimer International Bond Fund, Cl. Y                                  11,048,389       318,063 b            (7,395)
Oppenheimer Limited-Term Government Fund, Cl. Y                             33,834,824     1,215,188 b           (13,487)
Oppenheimer Main Street Fund, Cl. Y                                         11,619,830       135,170 b            (3,124)
Oppenheimer Real Estate Fund, Cl. Y                                         13,499,858       482,342 b               671
Oppenheimer Value Fund, Cl. Y                                               11,946,477       220,877 b            (5,809)
                                                                          -----------------------------------------------
                                                                          $204,781,814   $ 6,531,611    $       (162,843)
                                                                          ===============================================

a Received 2,090,156 shares as the result of the acquisition of Oppenheimer High
Yield Fund.

b All or portion of the transactions were the result of a reinvestment of dividends.

2. Non-income producing security.

3. Rate shown is the 7-day yield as of January 31, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         22 | CONSERVATIVE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES  January 31, 2007
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------

Investments, at value--see accompanying statement of investments--
affiliated companies (cost $199,187,678)                                  $    204,781,814
-------------------------------------------------------------------------------------------
Cash                                                                                 5,099
-------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                 914,220
Interest and dividends                                                             588,051
Investments sold                                                                    48,596
Other                                                                                4,946
                                                                          -----------------
Total assets                                                                   206,342,726

-------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                            1,275,914
Shares of beneficial interest redeemed                                             293,819
Distribution and service plan fees                                                  41,623
Shareholder communications                                                          24,806
Legal, auditing and other professional fees                                         18,625
Transfer and shareholder servicing agent fees                                       15,429
Trustees' compensation                                                              12,028
Other                                                                                3,929
                                                                          -----------------
Total liabilities                                                                1,686,173

-------------------------------------------------------------------------------------------
NET ASSETS                                                                $    204,656,553
                                                                          =================

-------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                $         18,774
-------------------------------------------------------------------------------------------
Additional paid-in capital                                                     197,500,739
-------------------------------------------------------------------------------------------
Accumulated net investment income                                                  536,524
-------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                     1,006,380
-------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                       5,594,136
                                                                          -----------------
NET ASSETS                                                                $    204,656,553
                                                                          =================

                          23 | CONSERVATIVE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$110,377,482 and 10,097,912 shares of beneficial interest outstanding)                               $10.93
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                                             $11.60
------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $21,990,968
and 2,023,368 shares of beneficial interest outstanding)                                             $10.87
------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $50,876,128
and 4,687,414 shares of beneficial interest outstanding)                                             $10.85
------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $21,277,334
and 1,952,535 shares of beneficial interest outstanding)                                             $10.90
------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $134,641 and 12,282 shares of beneficial interest outstanding)                             $10.96

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         24 | CONSERVATIVE INVESTOR FUND

STATEMENT OF OPERATIONS  For the Year Ended January 31, 2007
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------
Dividends from affiliated companies                                                           $   6,531,611
------------------------------------------------------------------------------------------------------------
Interest                                                                                             27,556
------------------------------------------------------------------------------------------------------------
Other income                                                                                            359
                                                                                              --------------
Total investment income                                                                           6,559,526

------------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                             188,370
Class B                                                                                             158,470
Class C                                                                                             351,781
Class N                                                                                              68,193
------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                              56,697
Class B                                                                                              20,842
Class C                                                                                              41,409
Class N                                                                                              16,101
Class Y                                                                                                  22
------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                              24,184
Class B                                                                                              11,803
Class C                                                                                              16,633
Class N                                                                                               1,999
Class Y                                                                                                  18
------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                               12,318
------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                             546
------------------------------------------------------------------------------------------------------------
Other                                                                                                28,075
                                                                                              --------------
Total expenses                                                                                      997,461
Less waivers and reimbursements of expenses                                                             (81)
                                                                                              --------------
Net expenses                                                                                        997,380

------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                             5,562,146

------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments:
Affiliated companies                                                                               (162,843)
Distributions received from affiliated companies                                                  1,349,274
                                                                                              --------------
Net realized gain                                                                                 1,186,431
------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                              4,526,707

------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                          $  11,275,284
                                                                                              ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         25 | CONSERVATIVE INVESTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JANUARY 31,                                                                 2007            2006 1
-------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------
Net investment income                                                         $   5,562,146   $   1,267,858
-------------------------------------------------------------------------------------------------------------
Net realized gain                                                                 1,186,431         318,074
-------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                             4,526,707       1,067,429
                                                                              -------------------------------
Net increase in net assets resulting from operations                             11,275,284       2,653,361

-------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                          (3,003,750)       (681,145)
Class B                                                                            (480,154)       (105,273)
Class C                                                                          (1,164,379)       (216,389)
Class N                                                                            (517,426)       (125,016)
Class Y                                                                              (3,818)         (1,638)
                                                                              -------------------------------
                                                                                 (5,169,527)     (1,129,461)

-------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                            (155,287)             --
Class B                                                                             (31,426)             --
Class C                                                                             (73,612)             --
Class N                                                                             (28,428)             --
Class Y                                                                                (185)             --
                                                                              -------------------------------
                                                                                   (288,938)             --

-------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                          60,904,680      45,236,761
Class B                                                                          12,171,265       9,001,293
Class C                                                                          30,347,750      18,835,139
Class N                                                                          13,094,093       7,498,474
Class Y                                                                              31,178          91,201
                                                                              -------------------------------
                                                                                116,548,966      80,662,868

-------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------
Total increase                                                                  122,365,785      82,186,768
-------------------------------------------------------------------------------------------------------------
Beginning of period                                                              82,290,768         104,000 2
                                                                              -------------------------------
End of period (including accumulated net investment income
of $536,524 and $143,905, respectively)                                       $ 204,656,553   $  82,290,768
                                                                              ===============================

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Reflects the value of the Manager's initial seed money investment on March
15, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         26 | CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JANUARY 31,                                                     2007            2006 1
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                          $       10.53   $       10.00
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .46             .38
Net realized and unrealized gain                                                        .29             .33
                                                                              -------------------------------
Total from investment operations                                                        .75             .71
-------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.33)           (.18)
Distributions from net realized gain                                                   (.02)             --
                                                                              -------------------------------
Total dividends and/or distributions to shareholders                                   (.35)           (.18)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $       10.93   $       10.53
                                                                              ===============================

-------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                     7.11%           7.15%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                      $     110,378   $      46,318
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                             $      76,542   $      21,844
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  4.24%           4.50%
Total expenses 5                                                                       0.38%           0.53%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                    0.38%           0.51%
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   5%             11%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

               Year Ended January 31, 2007       0.98%
               Period Ended January 31, 2006     1.19

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         27 | CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED JANUARY 31,                                                     2007            2006 1
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                          $       10.49   $       10.00
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .36             .32
Net realized and unrealized gain                                                        .30             .32
                                                                              -------------------------------
Total from investment operations                                                        .66             .64
-------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.26)           (.15)
Distributions from net realized gain                                                   (.02)             --
                                                                              -------------------------------
Total dividends and/or distributions to shareholders                                   (.28)           (.15)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $       10.87   $       10.49
                                                                              ===============================

-------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                     6.28%           6.44%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                      $      21,991   $       9,163
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                             $      15,882   $       4,018
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  3.36%           3.74%
Total expenses 5                                                                       1.23%           1.39%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                    1.23%           1.34%
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   5%             11%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

               Year Ended January 31, 2007     1.83%
               Period Ended January 31, 2006   2.05

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         28 | CONSERVATIVE INVESTOR FUND

CLASS C     YEAR ENDED JANUARY 31,                          2007       2006 1
-----------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------
Net asset value, beginning of period                   $   10.48   $  10.00
-----------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                      .37        .32
Net realized and unrealized gain                             .29        .31
                                                       ----------------------
Total from investment operations                             .66        .63
-----------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.27)      (.15)
Distributions from net realized gain                        (.02)        --
                                                       ----------------------
Total dividends and/or distributions to shareholders        (.29)      (.15)
-----------------------------------------------------------------------------
Net asset value, end of period                         $   10.85   $  10.48
                                                       ======================

-----------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                          6.28%      6.37%
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------
Net assets, end of period (in thousands)               $  50,876   $ 19,145
-----------------------------------------------------------------------------
Average net assets (in thousands)                      $  35,277   $  7,647
-----------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       3.46%      3.78%
Total expenses 5                                            1.19%      1.36%
Expenses after waivers and reimbursements
and reduction to custodian expenses                         1.19%      1.33%
-----------------------------------------------------------------------------
Portfolio turnover rate                                        5%        11%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

             Year Ended January 31, 2007            1.79%
             Period Ended January 31, 2006          2.02

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         29 | CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
-----------------------------------------------------------------------------

CLASS N     YEAR ENDED JANUARY 31,                          2007       2006 1
-----------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------
Net asset value, beginning of period                   $   10.51   $  10.00
-----------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                      .44        .41
Net realized and unrealized gain                             .28        .28
                                                       ----------------------
Total from investment operations                             .72        .69
-----------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.31)      (.18)
Distributions from net realized gain                        (.02)        --
                                                       ----------------------
Total dividends and/or distributions to shareholders        (.33)      (.18)
-----------------------------------------------------------------------------
Net asset value, end of period                         $   10.90   $  10.51
                                                       ======================

-----------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                          6.84%      6.98%
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------
Net assets, end of period (in thousands)               $  21,277   $  7,569
-----------------------------------------------------------------------------
Average net assets (in thousands)                      $  13,671   $  2,231
-----------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       4.08%      4.82%
Total expenses 5                                            0.66%      0.72%
Expenses after waivers and reimbursements
and reduction to custodian expenses                         0.66%      0.71%
-----------------------------------------------------------------------------
Portfolio turnover rate                                        5%        11%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

             Year Ended January 31, 2007            1.26%
             Period Ended January 31, 2006          1.38

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         30 | CONSERVATIVE INVESTOR FUND

CLASS Y     YEAR ENDED JANUARY 31,                          2007       2006 1
-----------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------
Net asset value, beginning of period                   $   10.54   $  10.00
-----------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                      .49        .38
Net realized and unrealized gain                             .30        .35
                                                       ----------------------
Total from investment operations                             .79        .73
-----------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.35)      (.19)
Distributions from net realized gain                        (.02)        --
                                                       ----------------------
Total dividends and/or distributions to shareholders        (.37)      (.19)
-----------------------------------------------------------------------------
Net asset value, end of period                         $   10.96   $  10.54
                                                       ======================

-----------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                          7.50%      7.34%
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------
Net assets, end of period (in thousands)               $     135   $     96
-----------------------------------------------------------------------------
Average net assets (in thousands)                      $     127   $     71
-----------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       4.57%      4.42%
Total expenses 5                                            0.06%      0.30%
Expenses after waivers and reimbursements
and reduction to custodian expenses                         0.06%      0.25%
-----------------------------------------------------------------------------
Portfolio turnover rate                                        5%        11%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

             Year Ended January 31, 2007            0.66%
             Period Ended January 31, 2006          0.96

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         31 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Portfolio Series (the "Fund") is registered under the Investment
Company Act of 1940, as amended, as an open-end management investment company.
Conservative Investor Fund (the "Portfolio") is a series of the Fund whose investment objective is to seek current income with a secondary objective of long-term growth of capital. The Portfolio is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The
Portfolio normally invests in a portfolio consisting of a target weighted allocation in Class A or Class Y shares of other Oppenheimer funds. The Fund's investment advisor is OppenheimerFunds, Inc. (the "Manager").

      The Portfolio offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for
Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      Under normal market conditions, the Manager will invest the Portfolio's assets in shares of Oppenheimer Core Bond Fund, Oppenheimer Capital Appreciation
Fund, Oppenheimer Champion Income Fund, Oppenheimer Global Fund, Oppenheimer
International Bond Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer
Main Street Fund(R), Oppenheimer Commodity Strategy Total Return Fund(R),
Oppenheimer Real Estate Fund, Oppenheimer Value Fund and Oppenheimer
Institutional Money Market Fund (individually, an "Underlying Fund" and collectively, the "Underlying Funds").

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Fund as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for trading. For each Underlying
Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets

                         32 | CONSERVATIVE INVESTOR FUND

are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/ Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

      Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in
which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the
Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Portfolio is
permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of
Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of
1940, as amended. The Manager is also the investment advisor of IMMF. The
Portfolio's investment in IMMF is included in the Statement of Investments. As a shareholder, the Portfolio is subject to its proportional share of IMMF's Class
E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      The tax components of capital shown in the table below represent distribution requirements the Portfolio must satisfy under the income tax regulations, losses the Portfolio may be able to offset against income and gains realized in future years and

                         33 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                             NET UNREALIZED
                                                               APPRECIATION
                                                           BASED ON COST OF
                                                             SECURITIES AND
     UNDISTRIBUTED    UNDISTRIBUTED        ACCUMULATED    OTHER INVESTMENTS
     NET INVESTMENT       LONG-TERM               LOSS   FOR FEDERAL INCOME
     INCOME                    GAIN   CARRYFORWARD 1,2         TAX PURPOSES
     ----------------------------------------------------------------------
     $548,267            $1,052,469                $--           $5,548,045

1. During the fiscal year ended January 31, 2007, the Portfolio did not utilize any capital loss carryforward.

2. During the fiscal year ended January 31, 2006, the Portfolio did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.
Accordingly, the following amounts have been reclassified for January 31, 2007.
Net assets of the Portfolio were unaffected by the reclassifications.

                                               REDUCTION TO
                                            ACCUMULATED NET
                     INCREASE TO              REALIZED GAIN
                     PAID-IN CAPITAL       ON INVESTMENTS 3
                     --------------------------------------
                     $153,114                      $153,114

3. $153,114, all of which was long-term capital gain, was distributed in connection with Portfolio share redemptions.

The tax character of distributions paid during the years ended January 31, 2007 and January 31, 2006 was as follows:

                                          YEAR ENDED       PERIOD ENDED
                                    JANUARY 31, 2007   JANUARY 31, 2006
         --------------------------------------------------------------
         Distributions paid from:
         Ordinary income            $      5,169,527   $      1,129,461
         Long-term capital gain              288,938                 --
                                    -----------------------------------
         Total                      $      5,458,465   $      1,129,461
                                    ===================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                         34 | CONSERVATIVE INVESTOR FUND

       Federal tax cost of securities      $  199,233,769
                                           ==============
       Gross unrealized appreciation       $    7,578,282
       Gross unrealized depreciation           (2,030,237)
                                           --------------
       Net unrealized appreciation         $    5,548,045
                                           ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Portfolio has adopted an unfunded retirement plan
(the "Plan") for the Portfolio's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service.
The Plan was frozen with respect to adding new participants effective December
31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze
Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended
January 31, 2007, the Portfolio's projected benefit obligations were increased by $9,986 and payments of $251 were made to retired trustees, resulting in an accumulated liability of $9,735 as of January 31, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the
Portfolio. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Trustee. The Portfolio purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a
Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of
Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the
Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated share

                         35 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

holder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Portfolio, at a rate equal to the Federal Funds Rate plus
0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Portfolio has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            YEAR ENDED JANUARY 31, 2007    PERIOD ENDED JANUARY 31, 2006 1,2
                                SHARES           AMOUNT           SHARES              AMOUNT
---------------------------------------------------------------------------------------------
CLASS A
Sold                         6,963,555   $   74,510,538        4,892,094      $   50,465,464
Dividends and/or
distributions reinvested       273,173        2,955,734           58,785             607,250
Redeemed                    (1,539,439)     (16,561,592)        (560,256)         (5,835,953)
                            -----------------------------------------------------------------
Net increase                 5,697,289   $   60,904,680        4,390,623      $   45,236,761
                            =================================================================

---------------------------------------------------------------------------------------------
CLASS B
Sold                         1,545,034   $   16,399,320          949,406      $    9,789,255
Dividends and/or
distributions reinvested        44,717          481,607            9,315              95,942
Redeemed                      (439,932)      (4,709,662)         (85,272)           (883,904)
                            -----------------------------------------------------------------
Net increase                 1,149,819   $   12,171,265          873,449      $    9,001,293
                            =================================================================

                         36 | CONSERVATIVE INVESTOR FUND

                            YEAR ENDED JANUARY 31, 2007    PERIOD ENDED JANUARY 31, 2006 1,2
                                SHARES           AMOUNT           SHARES              AMOUNT
---------------------------------------------------------------------------------------------
CLASS C
Sold                         3,733,906   $   39,648,370        1,904,973      $   19,653,821
Dividends and/or
distributions reinvested       104,459        1,122,933           19,416             199,792
Redeemed                      (977,406)     (10,423,553)         (98,034)         (1,018,474)
                            -----------------------------------------------------------------
Net increase                 2,860,959   $   30,347,750        1,826,355      $   18,835,139
                            =================================================================

---------------------------------------------------------------------------------------------
CLASS N
Sold                         1,890,946   $   20,227,682        1,007,278      $   10,503,896
Dividends and/or
distributions reinvested        43,968          474,413           11,897             122,654
Redeemed                      (702,789)      (7,608,002)        (298,865)         (3,128,076)
                            -----------------------------------------------------------------
Net increase                 1,232,125   $   13,094,093          720,310      $    7,498,474
                            =================================================================

---------------------------------------------------------------------------------------------
CLASS Y
Sold                            11,192   $      118,410           14,752      $      151,331
Dividends and/or
distributions reinvested           366            3,967              157               1,619
Redeemed                        (8,365)         (91,199)          (5,920)            (61,749)
                            -----------------------------------------------------------------
Net increase                     3,193   $       31,178            8,989      $       91,201
                            =================================================================

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. The Portfolio sold 10,000 shares of Class A at a value of $100,000 and 100 shares of Class B, Class C, Class N and Class Y at a value of $1,000, respectively, to the Manager upon seeding of the Portfolio on March 15, 2005.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and money market funds, for the year ended January
31, 2007, were as follows:

                                                        PURCHASES          SALES
--------------------------------------------------------------------------------
Investment securities                                $126,236,503     $7,287,599

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Portfolio for the year ended January 31, 2007 was 0.54%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS or the Transfer Agent), a
division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the year ended
January 31, 2007, the Portfolio paid $123,858 to OFS for services to the
Portfolio.

                         37 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
OFFERING AND ORGANIZATIONAL COSTS. The Manager paid all offering and organizational costs associated with the registration and seeding of the
Portfolio.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Portfolio, OppenheimerFunds Distributor, Inc. (the
Distributor) acts as the Portfolio's principal underwriter in the continuous public offering of the Portfolio's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Portfolio has adopted a Service Plan for
Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.
Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Portfolio. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the
Portfolio under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The
Portfolio has adopted Distribution and Service Plans for Class B, Class C and
Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the
Portfolio pays the Distributor an annual asset-based sales charge of 0.75% on
Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B,
Class C or Class N plan is terminated by the Portfolio or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Portfolio of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends.
The Distributor's aggregate uncompensated expenses under the plan at December
31, 2006 for Class B, Class C and Class N shares were $339,811, $335,871 and
$216,428, respectively. Fees incurred by the Portfolio under the plans are detailed in the Statement of Operations.

                         38 | CONSERVATIVE INVESTOR FUND

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Portfolio. They are deducted from the proceeds of sales of Portfolio shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                         CLASS A         CLASS B         CLASS C         CLASS N
                         CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                       FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED           DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
------------------------------------------------------------------------------------------------
January 31, 2007        $404,602            $923         $34,975         $14,310            $178

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct
(fund-of-funds level) and indirect expense so that "Total expenses" as a percentage of average daily net assets will not exceed the following annual rates: 1.25%, 2.00%, 2.00%, 1.50% and 1.00%, for Class A, Class B, Class C,
Class N and Class Y, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include Extraordinary Expenses and other expenses not incurred in the ordinary course of the Portfolio's business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Portfolio expenses in excess of indirect management fees earned from investments in
Underlying Funds to assure that expenses do not exceed those limits.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF. During the year ended January 31, 2007, the Manager waived
$81 for IMMF management fees.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB
Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES.
FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109,
ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Portfolio's tax return will be ultimately sustained. A tax liability and expense must be recorded in

                         39 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENTS Continued

respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15,
2006. As of January 31, 2007, the Manager has evaluated the implications of FIN
48 and does not currently anticipate a material impact to the Portfolio's financial statements. The Manager will continue to monitor the Portfolio's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting
Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS
No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts;
however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the
Oppenheimer funds excluding the Portfolio) in the U.S. District Court for the
Southern District of New York on January 10, 2005 and was amended on March 4,
2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment
Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the
Oppenheimer funds, as nominal defendants, and against certain present and former
Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the
Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

                         40 | CONSERVATIVE INVESTOR FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER PORTFOLIO SERIES:

We have audited the accompanying statement of assets and liabilities of Moderate
Investor Fund (one of the portfolios constituting the Oppenheimer Portfolio
Series), including the statement of investments, as of January 31, 2007, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period April 5, 2005 (commencement of operations) to January 31, 2006.
These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Moderate Investor Fund as of January 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period April 5, 2005
(commencement of operations) to January 31, 2006, in conformity with U.S.
generally accepted accounting principles.

KPMG LLP

Denver, Colorado
March 15, 2007

                           19 | MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS  January 31, 2007
--------------------------------------------------------------------------------

                                                                                       VALUE
                                                                     SHARES       SEE NOTE 1
---------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--99.8% 1
---------------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS--9.9%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y           3,864,044    $  24,652,598
---------------------------------------------------------------------------------------------
Oppenheimer Real Estate Fund, Cl. Y                               1,351,142       36,021,440
                                                                               --------------
                                                                                  60,674,038

---------------------------------------------------------------------------------------------
FIXED INCOME--43.8%
Oppenheimer Champion Income Fund, Cl. Y                           6,341,189       60,748,588
---------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund, Cl. Y                                11,639,178      118,486,838
---------------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y                        4,986,529       29,570,116
---------------------------------------------------------------------------------------------
Oppenheimer Limited-Term Government Fund, Cl. Y                   5,914,588       58,613,569
                                                                               --------------
                                                                                 267,419,111

---------------------------------------------------------------------------------------------
GLOBAL EQUITY--10.2%
Oppenheimer Global Fund, Cl. Y                                      831,381       62,029,320
---------------------------------------------------------------------------------------------
U.S. EQUITY--35.6%
Oppenheimer Capital Appreciation Fund, Cl. Y 2                    1,239,117       60,295,453
---------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                               1,499,294       62,100,737
---------------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y                   2,033,988       30,936,958
---------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                     2,348,542       63,833,361
                                                                               --------------
                                                                                 217,166,509

---------------------------------------------------------------------------------------------
MONEY MARKET--0.3%
Oppenheimer Institutional Money Market Fund, Cl. E, 5.35% 3       1,897,564        1,897,564

---------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $584,165,120)                        99.8%     609,186,542
---------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                         0.2        1,196,303
                                                                 ----------------------------
NET ASSETS                                                            100.0%   $ 610,382,845
                                                                 ============================

                           20 | MODERATE INVESTOR FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2007 by virtue of the Portfolio owning at least 5% of the voting securities of the issuer or as a result of the Portfolio and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                    SHARES                                            SHARES
                                                               JANUARY 31,            GROSS            GROSS     JANUARY 31,
                                                                      2006        ADDITIONS       REDUCTIONS            2007
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                       452,591          820,723           34,197       1,239,117
Oppenheimer Champion Income Fund, Cl. Y                                 --        6,393,241 a         52,052       6,341,189
Oppenheimer Commodity Strategy Total Return
Fund, Cl. Y                                                      1,239,352        2,701,647           76,955       3,864,044
Oppenheimer Core Bond Fund, Cl. Y                                3,823,987        8,038,131          222,940      11,639,178
Oppenheimer Global Fund, Cl. Y                                     307,304          566,577           42,500         831,381
Oppenheimer High Yield Fund, Cl. Y                               2,132,328        3,051,493        5,183,821              --
Oppenheimer Institutional Money Market Fund,
Cl. E, 5.35%                                                            --       28,804,117       26,906,553       1,897,564
Oppenheimer International Bond Fund, Cl. Y                       1,704,413        3,377,939           95,823       4,986,529
Oppenheimer Limited-Term Government Fund, Cl. Y                  1,959,654        4,068,792          113,858       5,914,588
Oppenheimer Main Street Fund, Cl. Y                                533,482        1,009,269           43,457       1,499,294
Oppenheimer Main Street Opportunity Fund, Cl. Y                    729,566        1,370,938           66,516       2,033,988
Oppenheimer Real Estate Fund, Cl. Y                                527,524          898,794           75,176       1,351,142
Oppenheimer Value Fund, Cl. Y                                      829,078        1,563,344           43,880       2,348,542

                                                                                      VALUE         DIVIDEND        REALIZED
                                                                                 SEE NOTE 1           INCOME            LOSS
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                                 $   60,295,453    $          --    $     38,812
Oppenheimer Champion Income Fund, Cl. Y                                          60,748,588        1,199,700 b         2,599
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y                          24,652,598          960,594 b       169,353
Oppenheimer Core Bond Fund, Cl. Y                                               118,486,838        4,199,544 b        69,237
Oppenheimer Global Fund, Cl. Y                                                   62,029,320          815,840 b        28,536
Oppenheimer High Yield Fund, Cl. Y                                                       --        1,737,465 b        15,099
Oppenheimer Institutional Money Market Fund, Cl. E, 5.35%                         1,897,564           18,255              --
Oppenheimer International Bond Fund, Cl. Y                                       29,570,116          817,417 b        13,532
Oppenheimer Limited-Term Government Fund, Cl. Y                                  58,613,569        2,033,230 b        17,783
Oppenheimer Main Street Fund, Cl. Y                                              62,100,737          717,241 b        27,770
Oppenheimer Main Street Opportunity Fund, Cl. Y                                  30,936,958          843,357 b        15,430
Oppenheimer Real Estate Fund, Cl. Y                                              36,021,440        1,299,152 b        27,261
Oppenheimer Value Fund, Cl. Y                                                    63,833,361        1,174,091 b        22,467
                                                                             ------------------------------------------------
                                                                             $  609,186,542    $  15,815,886    $    447,879
                                                                             ================================================

a Received 5,084,247 shares as the result of the acquisition of Oppenheimer High
Yield Fund.

b All or portion of the transactions were the result of non-cash dividends.

2. Non-income producing security.

3. Rate shown is the 7-day yield as of January 31, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           21 | MODERATE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES  January 31, 2007
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments--
affiliated companies (cost $584,165,120)                              $  609,186,542
-------------------------------------------------------------------------------------
Cash                                                                           7,116
-------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                         3,850,796
Interest and dividends                                                     1,199,053
Investments sold                                                             150,185
Other                                                                          9,386
                                                                      ---------------
Total assets                                                             614,403,078

-------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                      3,247,894
Shares of beneficial interest redeemed                                       490,753
Distribution and service plan fees                                           123,145
Transfer and shareholder servicing agent fees                                 55,974
Shareholder communications                                                    40,612
Trustees' compensation                                                        32,591
Other                                                                         29,264
                                                                      ---------------
Total liabilities                                                          4,020,233

-------------------------------------------------------------------------------------
NET ASSETS                                                            $  610,382,845
                                                                      ===============

-------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------
Par value of shares of beneficial interest                            $       53,628
-------------------------------------------------------------------------------------
Additional paid-in capital                                               578,274,656
-------------------------------------------------------------------------------------
Accumulated net investment income                                            999,526
-------------------------------------------------------------------------------------
Accumulated net realized gain on investments                               6,033,613
-------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                25,021,422
                                                                      ---------------
NET ASSETS                                                            $  610,382,845
                                                                      ===============

                           22 | MODERATE INVESTOR FUND

-------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$313,310,580 and 27,438,947 shares of beneficial interest outstanding)             $ 11.42
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                           $ 12.12
-------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $101,928,629
and 8,987,009 shares of beneficial interest outstanding)                           $ 11.34
-------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $142,351,224
and 12,562,015 shares of beneficial interest outstanding)                          $ 11.33
-------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $51,619,937
and 4,537,174 shares of beneficial interest outstanding)                           $ 11.38
-------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $1,172,475 and 102,372 shares of beneficial interest outstanding)        $ 11.45

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           23 | MODERATE INVESTOR FUND

STATEMENT OF OPERATIONS  For the Year Ended January 31, 2007
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------
Dividends from affiliated companies                                                            $    15,815,886
---------------------------------------------------------------------------------------------------------------
Interest                                                                                                67,307
---------------------------------------------------------------------------------------------------------------
Other income                                                                                             1,324
                                                                                               ----------------
Total investment income                                                                             15,884,517

---------------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                511,859
Class B                                                                                                698,861
Class C                                                                                                954,943
Class N                                                                                                135,077
---------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                217,997
Class B                                                                                                105,245
Class C                                                                                                115,898
Class N                                                                                                 34,269
Class Y                                                                                                      3
---------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                                 53,284
Class B                                                                                                 29,093
Class C                                                                                                 25,278
Class N                                                                                                  2,898
---------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                  33,399
---------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                              1,489
---------------------------------------------------------------------------------------------------------------
Other                                                                                                   37,849
                                                                                               ----------------
Total expenses                                                                                       2,957,442
Less reduction to custodian expenses                                                                       (11)
Less waivers and reimbursements of expenses                                                               (346)
                                                                                               ----------------
Net expenses                                                                                         2,957,085

---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                               12,927,432

---------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments:
Affiliated companies                                                                                  (447,879)
Distributions received from affiliated companies                                                     7,169,211
                                                                                               ----------------
Net realized gain                                                                                    6,721,332
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                                20,367,168

---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           $    40,015,932
                                                                                               ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           24 | MODERATE INVESTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JANUARY 31,                                                                 2007               2006 1
-----------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------
Net investment income                                                        $   12,927,432    $     2,808,609
-----------------------------------------------------------------------------------------------------------------
Net realized gain                                                                 6,721,332          1,518,222
-----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                            20,367,168          4,654,254
                                                                             ------------------------------------
Net increase in net assets resulting from operations                             40,015,932          8,981,085

-----------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                          (6,838,205)        (1,457,787)
Class B                                                                          (1,753,095)          (428,124)
Class C                                                                          (2,462,961)          (555,237)
Class N                                                                          (1,056,853)          (164,658)
Class Y                                                                             (23,344)            (5,308)
                                                                             ------------------------------------
                                                                                (12,134,458)        (2,611,114)
-----------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                            (694,225)                --
Class B                                                                            (231,731)                --
Class C                                                                            (318,700)                --
Class N                                                                            (111,013)                --
Class Y                                                                              (2,136)                --
                                                                             ------------------------------------
                                                                                 (1,357,805)                --

-----------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                         191,855,068        104,188,008
Class B                                                                          60,241,093         35,779,888
Class C                                                                          88,079,456         46,402,364
Class N                                                                          37,858,714         11,835,440
Class Y                                                                             845,510            299,664
                                                                             ------------------------------------
                                                                                378,879,841        198,505,364

-----------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------
Total increase                                                                  405,403,510        204,875,335
-----------------------------------------------------------------------------------------------------------------
Beginning of period                                                             204,979,335            104,000 2
                                                                             ------------------------------------
End of period (including accumulated net investment
income of $999,526 and $206,552, respectively)                               $  610,382,845    $   204,979,335
                                                                             ====================================

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Reflects the value of the Manager's initial seed money investment on March
15, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           25 | MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JANUARY 31,                                                     2007               2006 1
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $        10.78    $         10.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .39                .38
Net realized and unrealized gain                                                        .55                .57
                                                                             ------------------------------------
Total from investment operations                                                        .94                .95
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.27)              (.17)
Distributions from net realized gain                                                   (.03)                --
                                                                             ------------------------------------
Total dividends and/or distributions to shareholders                                   (.30)              (.17)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $        11.42    $         10.78
                                                                             ====================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                     8.73%              9.58%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                     $      313,311    $       107,686
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                            $      206,672    $        43,984
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  3.57%              4.39%
Total expenses 5                                                                       0.40%              0.47%
Expenses after waivers and reimbursements and reduction to custodian
expenses                                                                               0.40%              0.46%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   4%                 0%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

               Year Ended January 31, 2007         1.01%
               Period Ended January 31, 2006       1.15

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           26 | MODERATE INVESTOR FUND

CLASS B     YEAR ENDED JANUARY 31,                                                     2007               2006 1
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $        10.74    $         10.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .30                .31
Net realized and unrealized gain                                                        .54                .58
                                                                             ------------------------------------
Total from investment operations                                                        .84                .89
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.21)              (.15)
Distributions from net realized gain                                                   (.03)                --
                                                                             ------------------------------------
Total dividends and/or distributions to shareholders                                   (.24)              (.15)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $        11.34    $         10.74
                                                                             ====================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                     7.80%              8.90%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                     $      101,929    $        36,956
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                            $       70,066    $        15,521
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  2.73%              3.56%
Total expenses 5                                                                       1.21%              1.31%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                    1.21%              1.29%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   4%                 0%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

               Year Ended January 31, 2007         1.82%
               Period Ended January 31, 2006       1.99

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           27 | MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C     YEAR ENDED JANUARY 31,                                                     2007               2006 1
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $        10.73    $         10.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .30                .31
Net realized and unrealized gain                                                        .54                .57
                                                                             ------------------------------------
Total from investment operations                                                        .84                .88
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.21)              (.15)
Distributions from net realized gain                                                   (.03)                --
                                                                             ------------------------------------
Total dividends and/or distributions to shareholders                                   (.24)              (.15)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $        11.33    $         10.73
                                                                             ====================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                     7.85%              8.82%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                     $      142,351    $        47,904
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                            $       95,773    $        19,527
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  2.78%              3.64%
Total expenses 5                                                                       1.16%              1.23%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                    1.16%              1.22%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   4%                 0%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

               Year Ended January 31, 2007         1.77%
               Period Ended January 31, 2006       1.91

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           28 | MODERATE INVESTOR FUND

CLASS N     YEAR ENDED JANUARY 31,                                                     2007               2006 1
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $        10.76    $         10.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .40                .40
Net realized and unrealized gain                                                        .51                .53
                                                                             ------------------------------------
Total from investment operations                                                        .91                .93
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.26)              (.17)
Distributions from net realized gain                                                   (.03)                --
                                                                             ------------------------------------
Total dividends and/or distributions to shareholders                                   (.29)              (.17)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $        11.38    $         10.76
                                                                             ====================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                     8.47%              9.35%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                     $       51,620    $        12,117
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                            $       27,110    $         4,158
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  3.58%              4.56%
Total expenses 5                                                                       0.65%              0.68%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                    0.65%              0.67%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   4%                 0%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

               Year Ended January 31, 2007         1.26%
               Period Ended January 31, 2006       1.36

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           29 | MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y     YEAR ENDED JANUARY 31,                                                     2007               2006 1
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $        10.79    $         10.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .56                .36
Net realized and unrealized gain                                                        .43                .61
                                                                             ------------------------------------
Total from investment operations                                                        .99                .97
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.30)              (.18)
Distributions from net realized gain                                                   (.03)                --
                                                                             ------------------------------------
Total dividends and/or distributions to shareholders                                   (.33)              (.18)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $        11.45    $         10.79
                                                                             ====================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                     9.18%              9.79%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                     $        1,172    $           316
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                            $          335   $            216
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  5.06%              4.20%
Total expenses 5                                                                       0.00%              0.28%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                    0.00%              0.12%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   4%                 0%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

               Year Ended January 31, 2007         0.61%
               Period Ended January 31, 2006       0.96

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           30 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Portfolio Series (the "Fund") is registered under the Investment
Company Act of 1940, as amended, as an open-end management investment company.
Moderate Investor Fund (the "Portfolio") is a series of the Fund whose investment objective is to seek long term growth of capital and current income.
The Portfolio is a special type of mutual fund known as a "fund of funds"
because it invests in other mutual funds. The Portfolio normally invests in a portfolio consisting of a target-weighted allocation in Class A or Class Y shares of other Oppenheimer funds. The Fund's investment advisor is
OppenheimerFunds, Inc. (the "Manager").

      The Portfolio offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for
Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      Under normal market conditions, the Manager will invest the Portfolio's assets in shares of Oppenheimer Core Bond Fund, Oppenheimer Capital Appreciation
Fund, Oppenheimer Champion Income Fund, Oppenheimer Global Fund, Oppenheimer
International Bond Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer
Main Street Fund(R), Oppenheimer Main Street Opportunity Fund(R), Oppenheimer
Commodity Strategy Total Return Fund(R), Oppenheimer Real Estate Fund,
Oppenheimer Value Fund and Oppenheimer Institutional Money Market Fund
(individually, an "Underlying Fund" and collectively, the "Underlying Funds").

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Fund as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for trading. For each Underlying
Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that

                           31 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

class outstanding on that day. To determine net asset values, the Underlying
Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

      Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in
which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the
Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Portfolio is
permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of
Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of
1940, as amended. The Manager is also the investment advisor of IMMF. The
Portfolio's investment in IMMF is included in the Statement of Investments. As a shareholder, the Portfolio is subject to its proportional share of IMMF's Class
E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

                           32 | MODERATE INVESTOR FUND

The tax components of capital shown in the table below represent distribution requirements the Portfolio must satisfy under the income tax regulations, losses the Portfolio may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                             NET UNREALIZED
                                                               APPRECIATION
                                                           BASED ON COST OF
                                                             SECURITIES AND
     UNDISTRIBUTED    UNDISTRIBUTED        ACCUMULATED    OTHER INVESTMENTS
     NET INVESTMENT       LONG-TERM               LOSS   FOR FEDERAL INCOME
     INCOME                    GAIN   CARRYFORWARD 1,2         TAX PURPOSES
     ----------------------------------------------------------------------
     $   1,031,319     $  6,161,658              $  --        $  24,893,377

1. During the fiscal year ended January 31, 2007, the Portfolio did not utilize any capital loss carryforward.

2. During the fiscal year ended January 31, 2006, the Portfolio did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.
Accordingly, the following amounts have been reclassified for January 31, 2007.
Net assets of the Portfolio were unaffected by the reclassifications.

                                                  REDUCTION TO ACCUMULATED
      INCREASE TO PAID-IN CAPITAL       NET REALIZED GAIN ON INVESTMENTS 3
      --------------------------------------------------------------------
      $  680,350                                                $  680,350

3. $680,350, all of which was long-term capital gain, was distributed in connection with Portfolio share redemptions.

The tax character of distributions paid during the years ended January 31, 2007 and January 31, 2006 was as follows:

                                           YEAR ENDED          PERIOD ENDED
                                     JANUARY 31, 2007      JANUARY 31, 2006
     ----------------------------------------------------------------------
     Distributions paid from:
     Ordinary income                    $  12,134,458          $  2,611,114
     Long-term capital gain                 1,357,805                    --
                                        -----------------------------------
     Total                              $  13,492,263          $  2,611,114
                                        ===================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is

                           33 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities                  $  584,293,165
                                                ==============
Gross unrealized appreciation                   $   30,268,682
Gross unrealized depreciation                       (5,375,305)
                                                --------------
Net unrealized appreciation                     $   24,893,377
                                                ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Portfolio has adopted an unfunded retirement plan
(the "Plan") for the Portfolio's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service.
The Plan was frozen with respect to adding new participants effective December
31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze
Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended
January 31, 2007, the Portfolio's projected benefit obligations were increased by $27,088 and payments of $689 were made to retired trustees, resulting in an accumulated liability of $26,399 as of January 31, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the
Portfolio. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Trustee. The Portfolio purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a
Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of
Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the
Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

                           34 | MODERATE INVESTOR FUND

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Portfolio, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the
Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Portfolio has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            YEAR ENDED JANUARY 31, 2007    PERIOD ENDED JANUARY 31, 2006 1,2
                                SHARES           AMOUNT           SHARES              AMOUNT
---------------------------------------------------------------------------------------------
CLASS A
Sold                        20,288,978   $  223,056,909       10,348,982      $  108,067,839
Dividends and/or
distributions reinvested       639,909        7,205,339          131,505           1,380,804
Redeemed                    (3,480,234)     (38,407,180)        (500,193)         (5,260,635)
                           ------------------------------------------------------------------
Net increase                17,448,653   $  191,855,068        9,980,294      $  104,188,008
                           ==================================================================

---------------------------------------------------------------------------------------------
CLASS B
Sold                         6,606,757   $   71,847,371        3,602,759      $   37,460,502
Dividends and/or
distributions reinvested       169,423        1,897,534           38,687             404,664
Redeemed                    (1,231,276)     (13,503,812)        (199,441)         (2,085,278)
                           ------------------------------------------------------------------
Net increase                 5,544,904   $   60,241,093        3,442,005      $   35,779,888
                           ==================================================================

                           35 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                            YEAR ENDED JANUARY 31, 2007    PERIOD ENDED JANUARY 31, 2006 1,2
                                SHARES           AMOUNT           SHARES              AMOUNT
---------------------------------------------------------------------------------------------
CLASS C
Sold                         9,578,836   $  104,254,518        4,610,775       $  47,936,138
Dividends and/or
distributions reinvested       232,677        2,603,646           48,772             509,662
Redeemed                    (1,715,538)     (18,778,708)        (193,607)         (2,043,436)
                           ------------------------------------------------------------------
Net increase                 8,095,975   $   88,079,456        4,465,940       $  46,402,364
                           ==================================================================

---------------------------------------------------------------------------------------------
CLASS N
Sold                         4,596,537   $   50,879,391        1,274,902       $  13,414,589
Dividends and/or
distributions reinvested        94,107        1,056,826           14,511             152,071
Redeemed                    (1,279,558)     (14,077,503)        (163,425)         (1,731,220)
                           ------------------------------------------------------------------
Net increase                 3,411,086   $   37,858,714        1,125,988       $  11,835,440
                           ==================================================================

---------------------------------------------------------------------------------------------
CLASS Y
Sold                           102,771   $    1,171,814           35,197       $     362,730
Dividends and/or
distributions reinvested         2,252           25,447              503               5,289
Redeemed                       (31,969)        (351,751)          (6,482)            (68,355)
                           ------------------------------------------------------------------
Net increase                    73,054   $      845,510           29,218       $     299,664
                           ==================================================================

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. The Portfolio sold 10,000 shares of Class A at a value of $100,000 and 100 shares of Class B, Class C, Class N and Class Y at a value of $1,000, respectively, to the Manager upon seeding of the Portfolio on March 15, 2005.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and money market funds, for the year ended January
31, 2007, were as follows:

                                                       PURCHASES          SALES
--------------------------------------------------------------------------------
Investment securities                              $ 398,091,239   $ 15,833,706

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Portfolio for the year ended January 31, 2007 was 0.56%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS or the Transfer Agent), a
division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the year ended
January 31, 2007, the Portfolio paid $433,544 to OFS for services to the
Portfolio.

                           36 | MODERATE INVESTOR FUND

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
OFFERING AND ORGANIZATIONAL COSTS. The Manager paid all offering and organizational costs associated with the registration and seeding of the
Portfolio.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Portfolio, OppenheimerFunds Distributor, Inc. (the
Distributor) acts as the Portfolio's principal underwriter in the continuous public offering of the Portfolio's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Portfolio has adopted a Service Plan for
Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.
Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Portfolio. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the
Portfolio under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The
Portfolio has adopted Distribution and Service Plans for Class B, Class C and
Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the
Portfolio pays the Distributor an annual asset-based sales charge of 0.75% on
Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B,
Class C or Class N plan is terminated by the Portfolio or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Portfolio of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends.
The Distributor's aggregate uncompensated expenses under the plan at December
31, 2006 for Class B, Class C and Class N shares were $1,467,225, $952,601 and
$434,332, respectively. Fees incurred by the Portfolio under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Portfolio. They are deducted from the proceeds of sales of Portfolio shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the

                           37 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                           CLASS A         CLASS B         CLASS C         CLASS N
                           CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                         FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                     SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                       RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED             DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
---------------------------------------------------------------------------------------------------
January 31, 2007      $  1,329,676        $  6,009      $  141,693       $  29,564        $  7,827

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct
(fund-of-funds level) and indirect expense so that "Total expenses" as a percentage of average daily net assets will not exceed the following annual rates: 1.30%, 2.05%, 2.05%, 1.55% and 1.05%, for Class A, Class B, Class C,
Class N and Class Y, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include Extraordinary Expenses and other expenses not incurred in the ordinary course of the Portfolio's business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Portfolio expenses in excess of indirect management fees earned from investments in
Underlying Funds to assure that expenses do not exceed those limits.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF. During the year ended January 31, 2007, the Manager waived
$346 for IMMF management fees.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB
Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES.
FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109,
ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Portfolio's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December
15, 2006. As of January 31, 2007, the Manager has evaluated the implications of
FIN 48 and does not currently anticipate a material impact to the Portfolio's financial statements. The Manager will continue to monitor the Portfolio's tax positions prospectively for potential future impacts.

                           38 | MODERATE INVESTOR FUND

      In September 2006, the FASB issued Statement of Financial Accounting
Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS
No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts;
however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the
Oppenheimer funds excluding the Portfolio) in the U.S. District Court for the
Southern District of New York on January 10, 2005 and was amended on March 4,
2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment
Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the
Oppenheimer funds, as nominal defendants, and against certain present and former
Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the
Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

                           39 | MODERATE INVESTOR FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER PORTFOLIO SERIES:

We have audited the accompanying statement of assets and liabilities of Equity
Investor Fund, formerly Aggressive Investor Fund (one of the portfolios constituting the Oppenheimer Portfolio Series), including the statement of investments, as of January 31, 2007, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period April 5, 2005
(commencement of operations) to January 31, 2006. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Equity Investor Fund as of January 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period April 5, 2005
(commencement of operations) to January 31, 2006, in conformity with U.S.
generally accepted accounting principles.

KPMG LLP

Denver, Colorado
March 15, 2007

                            18 | EQUITY INVESTOR FUND

STATEMENT OF INVESTMENTS  January 31, 2007
--------------------------------------------------------------------------------

                                                                                       VALUE
                                                                      SHARES      SEE NOTE 1
---------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--99.8% 1
---------------------------------------------------------------------------------------------
GLOBAL EQUITY--29.7%
Oppenheimer Developing Markets Fund, Cl. Y                           425,351   $  17,371,323
---------------------------------------------------------------------------------------------
Oppenheimer Global Fund, Cl. Y                                       915,262      68,287,717
---------------------------------------------------------------------------------------------
Oppenheimer Global Opportunities Fund, Cl. Y                         430,055      15,761,516
                                                                               --------------
                                                                                 101,420,556

---------------------------------------------------------------------------------------------
U.S. EQUITY--69.8%
Oppenheimer Capital Appreciation Fund, Cl. Y 2                     1,364,861      66,414,138
---------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                1,239,380      51,335,107
---------------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y                    2,241,434      34,092,207
---------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund, Cl. Y                      1,423,589      33,710,600
---------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                      1,940,570      52,744,684
                                                                               --------------
                                                                                 238,296,736

---------------------------------------------------------------------------------------------
MONEY MARKET--0.3%
Oppenheimer Institutional Money Market Fund, Cl. E, 5.35% 3          812,798         812,798

---------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $320,374,505)                         99.8%    340,530,090
---------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                          0.2         779,347
                                                                   --------------------------
NET ASSETS                                                             100.0%  $ 341,309,437
                                                                   ==========================

                            19 | EQUITY INVESTOR FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2007 by virtue of the Portfolio owning at least 5% of the voting securities of the issuer or as a result of the Portfolio and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                   SHARES           GROSS         GROSS          SHARES
                                                            JAN. 31, 2006       ADDITIONS    REDUCTIONS   JAN. 31, 2007
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                      393,164         983,560        11,863       1,364,861
Oppenheimer Developing Markets Fund, Cl. Y                        131,194         314,497        20,340         425,351
Oppenheimer Global Fund, Cl. Y                                    265,671         662,425        12,834         915,262
Oppenheimer Global Opportunities Fund, Cl. Y                      124,676         323,417        18,038         430,055
Oppenheimer Institutional Money Market
Fund, Cl. E, 5.35%                                                     --      18,991,348    18,178,550         812,798
Oppenheimer Main Street Fund, Cl. Y                               347,889         901,686        10,195       1,239,380
Oppenheimer Main Street Opportunity Fund, Cl. Y                   633,885       1,625,988        18,439       2,241,434
Oppenheimer Main Street Small Cap Fund, Cl. Y                     409,733       1,025,265        11,409       1,423,589
Oppenheimer Value Fund, Cl. Y                                     541,824       1,414,683        15,937       1,940,570

                                                                                    VALUE      DIVIDEND        REALIZED
                                                                               SEE NOTE 1        INCOME     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                                $  66,414,138   $        --   $     (12,619)
Oppenheimer Developing Markets Fund, Cl. Y                                     17,371,323       526,250 a         6,359
Oppenheimer Global Fund, Cl. Y                                                 68,287,717       877,397 a       (15,027)
Oppenheimer Global Opportunities Fund, Cl. Y                                   15,761,516     1,056,485 a          (933)
Oppenheimer Institutional Money Market Fund, Cl. E, 5.35%                         812,798        11,695              --
Oppenheimer Main Street Fund, Cl. Y                                            51,335,107       579,774 a        (5,715)
Oppenheimer Main Street Opportunity Fund, Cl. Y                                34,092,207       911,538 a        (4,346)
Oppenheimer Main Street Small Cap Fund, Cl. Y                                  33,710,600       595,977 a       (12,265)
Oppenheimer Value Fund, Cl. Y                                                  52,744,684       948,586 a        (4,716)
                                                                            --------------------------------------------
                                                                            $ 340,530,090   $ 5,507,702   $     (49,262)
                                                                            ============================================

a All or portion of the transactions were the results of a reinvestment of dividends.

2. Non-income producing security.

3. Rate shown is the 7-day yield as of January 31, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            20 | EQUITY INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES  January 31, 2007
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments--
affiliated companies (cost $320,374,505)                                                       $ 340,530,090
-------------------------------------------------------------------------------------------------------------
Cash                                                                                                   5,923
-------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                                 2,010,024
Investments sold                                                                                      82,990
Interest and dividends                                                                                 4,474
Other                                                                                                  5,647
                                                                                               --------------
Total assets                                                                                     342,639,148

-------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                903,935
Shares of beneficial interest redeemed                                                               234,836
Distribution and service plan fees                                                                    68,119
Transfer and shareholder servicing agent fees                                                         51,098
Shareholder communications                                                                            32,192
Trustees' compensation                                                                                16,564
Other                                                                                                 22,967
                                                                                               --------------
Total liabilities                                                                                  1,329,711

-------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                     $ 341,309,437
                                                                                               ==============

-------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                     $      27,107
-------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                       313,032,247
-------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                      (16,141)
-------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                       8,110,639
-------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                        20,155,585
                                                                                               --------------
NET ASSETS                                                                                     $ 341,309,437
                                                                                               ==============

                            21 | EQUITY INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $173,539,184
and 13,740,671 shares of beneficial interest outstanding)                                      $ 12.63
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                    $ 13.40
-------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $59,405,873 and 4,736,815 shares of
beneficial interest outstanding)                                                               $ 12.54
-------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $70,691,519 and 5,639,824 shares of
beneficial interest outstanding)                                                               $ 12.53
-------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $35,651,911 and 2,829,694 shares of
beneficial interest outstanding)                                                               $ 12.60
-------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$2,020,950 and 159,542 shares of beneficial interest outstanding)                              $ 12.67

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            22 | EQUITY INVESTOR FUND

STATEMENT OF OPERATIONS  For the Year Ended January 31, 2007
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------
Dividends from affiliated companies                                                            $     5,507,702
---------------------------------------------------------------------------------------------------------------
Interest                                                                                                33,983
---------------------------------------------------------------------------------------------------------------
Other income                                                                                               861
                                                                                               ----------------
Total investment income                                                                              5,542,546

---------------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                268,972
Class B                                                                                                384,556
Class C                                                                                                451,719
Class N                                                                                                 93,970
---------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                209,311
Class B                                                                                                 88,498
Class C                                                                                                100,720
Class N                                                                                                 29,532
Class Y                                                                                                    142
---------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                                 49,029
Class B                                                                                                 24,131
Class C                                                                                                 20,603
Class N                                                                                                  2,473
Class Y                                                                                                      4
---------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                  17,007
---------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                              1,138
---------------------------------------------------------------------------------------------------------------
Other                                                                                                   27,749
                                                                                               ----------------
Total expenses                                                                                       1,769,554
Less reduction to custodian expenses                                                                       (76)
Less waivers and reimbursements of expenses                                                               (221)
                                                                                               ----------------
Net expenses                                                                                         1,769,257

---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                3,773,289

---------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments:
Affiliated companies                                                                                   (49,262)
Distributions received from affiliated companies                                                     9,162,902
                                                                                               ----------------
Net realized gain                                                                                    9,113,640
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                                14,991,693

---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           $    27,878,622
                                                                                               ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            23 | EQUITY INVESTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JANUARY 31,                                                                  2007         2006 1
-------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------
Net investment income                                                         $    3,773,289   $    591,687
-------------------------------------------------------------------------------------------------------------
Net realized gain                                                                  9,113,640      1,283,674
-------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                             14,991,693      5,163,892
                                                                              -------------------------------
Net increase in net assets resulting from operations                              27,878,622      7,039,253

-------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                           (2,293,120)      (380,503)
Class B                                                                             (510,255)      (127,617)
Class C                                                                             (615,967)      (120,802)
Class N                                                                             (486,103)       (41,332)
Class Y                                                                              (30,630)        (6,678)
                                                                              -------------------------------
                                                                                  (3,936,075)      (676,932)

-------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                             (522,857)       (67,178)
Class B                                                                             (182,273)       (28,621)
Class C                                                                             (214,177)       (25,903)
Class N                                                                             (112,075)        (7,402)
Class Y                                                                               (5,808)        (1,071)
                                                                              -------------------------------
                                                                                  (1,037,190)      (130,175)

-------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                          113,644,714     44,717,597
Class B                                                                           36,285,425     17,711,412
Class C                                                                           45,942,782     18,857,875
Class N                                                                           27,802,175      5,289,149
Class Y                                                                            1,165,948        650,857
                                                                              -------------------------------
                                                                                 224,841,044     87,226,890

-------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------
Total increase                                                                   247,746,401     93,459,036
-------------------------------------------------------------------------------------------------------------
Beginning of period                                                               93,563,036        104,000 2
                                                                              -------------------------------

End of period (including accumulated net investment loss of
$16,141 and $41, respectively)                                                $  341,309,437   $ 93,563,036
                                                                              ===============================

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Reflects the value of the Manager's initial seed money investment on March
15, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            24 | EQUITY INVESTOR FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JANUARY 31,                                                      2007         2006 1
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                          $        11.60   $      10.00
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                  .25            .22
Net realized and unrealized gain                                                        1.00           1.52
                                                                              -------------------------------
Total from investment operations                                                        1.25           1.74
-------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                    (.18)          (.12)
Distributions from net realized gain                                                    (.04)          (.02)
                                                                              -------------------------------
Total dividends and distributions to shareholders                                       (.22)          (.14)
-------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                                $        12.63   $      11.60
                                                                              ===============================

-------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                     10.85%         17.46%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                      $      173,539   $     48,132
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                             $      109,318   $     17,321
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                   2.07%          2.47%
Total expenses 5                                                                        0.50%          0.70%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                     0.50%          0.68%
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                    2%             7%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

             Year Ended January 31, 2007            1.15%
             Period Ended January 31, 2006          1.39

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            25 | EQUITY INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED JANUARY 31,                                                      2007         2006 1
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                          $        11.55   $      10.00
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                  .14            .16
Net realized and unrealized gain                                                        1.01           1.50
                                                                              -------------------------------
Total from investment operations                                                        1.15           1.66
-------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                    (.12)          (.09)
Distributions from net realized gain                                                    (.04)          (.02)
                                                                              -------------------------------
Total dividends and distributions to shareholders                                       (.16)          (.11)
-------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                                $        12.54   $      11.55
                                                                              ===============================

-------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                      9.97%         16.70%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                      $       59,406   $     19,078
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                             $       38,569   $      7,050
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                   1.19%          1.83%
Total expenses 5                                                                        1.31%          1.53%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                     1.31%          1.50%
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                    2%             7%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

             Year Ended January 31, 2007            1.96%
             Period Ended January 31, 2006          2.22

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            26 | EQUITY INVESTOR FUND

CLASS C     YEAR ENDED JANUARY 31,                              2007     2006 1
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                       $   11.54   $  10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                          .14        .15
Net realized and unrealized gain                                1.01       1.51
                                                           ---------------------
Total from investment operations                                1.15       1.66
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            (.12)      (.10)
Distributions from net realized gain                            (.04)      (.02)
                                                           ---------------------
Total dividends and distributions to shareholders               (.16)      (.12)
--------------------------------------------------------------------------------
Net asset value, end of period                             $   12.53   $  11.54
                                                           =====================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                             10.00%     16.64%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $  70,691   $ 20,034
--------------------------------------------------------------------------------
Average net assets (in thousands)                          $  45,312   $  6,131
--------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                           1.23%      1.71%
Total expenses 5                                                1.29%      1.48%
Expenses after waivers and reimbursements
and reduction to custodian expenses                             1.29%      1.45%
--------------------------------------------------------------------------------
Portfolio turnover rate                                            2%         7%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

                      Year Ended January 31, 2007        1.94%
                    Period Ended January 31, 2006        2.17

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            27 | EQUITY INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED JANUARY 31,                              2007     2006 1
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                       $   11.59   $  10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                          .29        .24
Net realized and unrealized gain                                 .94       1.49
                                                           ---------------------
Total from investment operations                                1.23       1.73
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            (.18)      (.12)
Distributions from net realized gain                            (.04)      (.02)
                                                           ---------------------
Total dividends and distributions to shareholders               (.22)      (.14)
--------------------------------------------------------------------------------

Net asset value, end of period                             $   12.60   $  11.59
                                                           =====================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                             10.67%     17.34%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $  35,652   $  5,608
--------------------------------------------------------------------------------
Average net assets (in thousands)                          $  18,874   $  1,717
--------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                           2.47%      2.62%
Total expenses 5                                                0.69%      0.79%
Expenses after waivers and reimbursements and
reduction to custodian expenses                                 0.69%      0.78%
--------------------------------------------------------------------------------
Portfolio turnover rate                                            2%         7%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

                      Year Ended January 31, 2007        1.34%
                    Period Ended January 31, 2006        1.48

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            28 | EQUITY INVESTOR FUND

CLASS Y     YEAR ENDED JANUARY 31,                              2007     2006 1
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                       $   11.61   $  10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                          .29        .24
Net realized and unrealized gain                                1.03       1.52
                                                           ---------------------
Total from investment operations                                1.32       1.76
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            (.22)      (.13)
Distributions from net realized gain                            (.04)      (.02)
                                                           ---------------------
Total dividends and distributions to shareholders               (.26)      (.15)
--------------------------------------------------------------------------------
Net asset value, end of period                             $   12.67   $  11.61
                                                           =====================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                             11.42%     17.69%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $   2,021   $    711
--------------------------------------------------------------------------------
Average net assets (in thousands)                          $   1,267   $    331
--------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                           2.46%      2.67%
Total expenses 5                                                0.03%      0.30%
Expenses after waivers and reimbursements and
reduction to custodian expenses                                 0.03%      0.27%
--------------------------------------------------------------------------------
Portfolio turnover rate                                            2%         7%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

                      Year Ended January 31, 2007        0.68%
                    Period Ended January 31, 2006        0.99

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            29 | EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Portfolio Series (the "Fund") is registered under the Investment
Company Act of 1940, as amended, as an open-end management investment company.
Equity Investor Fund formerly known as Aggressive Investor Fund (the
"Portfolio") is a series of the Fund whose investment objective is to seek long term growth of capital. The Portfolio is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The Portfolio normally invests in a portfolio consisting of a target-weighted allocation in
Class A or Class Y shares of other Oppenheimer funds. The Fund's investment advisor is OppenheimerFunds, Inc. (the "Manager").

      The Portfolio offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for
Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      Under normal market conditions, the Manager will invest the Portfolio's assets in shares of Oppenheimer Capital Appreciation Fund, Oppenheimer
Developing Markets Fund, Oppenheimer Global Fund, Oppenheimer Global
Opportunities Fund, Oppenheimer Main Street Fund(R), Oppenheimer Main Street
Opportunity Fund(R), Oppenheimer Main Street Small Cap Fund(R), Oppenheimer
Value Fund and Oppenheimer Institutional Money Market Fund (individually, an
"Underlying Fund" and collectively, the "Underlying Funds").

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Fund as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for trading. For each Underlying
Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets

                           30 | EQUITY INVESTOR FUND

are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

      Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds
in which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the
Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Portfolio is
permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of
Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of
1940, as amended. The Manager is also the investment advisor of IMMF. The
Portfolio's investment in IMMF is included in the Statement of Investments. As a shareholder, the Portfolio is subject to its proportional share of IMMF's Class
E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

                            31 | EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The tax components of capital shown in the table below represent distribution requirements the Portfolio must satisfy under the income tax regulations, losses the Portfolio may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                 NET UNREALIZED
                                                                   APPRECIATION
                                                               BASED ON COST OF
                                                           SECURITIES AND OTHER
UNDISTRIBUTED NET    UNDISTRIBUTED   ACCUMULATED LOSS   INVESTMENTS FOR FEDERAL
INVESTMENT INCOME   LONG-TERM GAIN   CARRYFORWARD 1,2       INCOME TAX PURPOSES
--------------------------------------------------------------------------------
      $ --             $ 8,112,082               $ --              $ 20,154,142

1. During the fiscal year ended January 31, 2007, the Portfolio did not utilize any capital loss carryforward.

2. During the fiscal year ended January 31, 2006, the Portfolio did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.
Accordingly, the following amounts have been reclassified for January 31, 2007.
Net assets of the Portfolio were unaffected by the reclassifications.

                                                        REDUCTION TO
                                     REDUCTION TO        ACCUMULATED
                                      ACCUMULATED       NET REALIZED
      INCREASE TO                  NET INVESTMENT            GAIN ON
      PAID-IN CAPITAL                        LOSS      INVESTMENTS 3
      --------------------------------------------------------------
         $ 795,429                      $ 146,686          $ 942,115

3. $795,429, all of which was long-term capital gain, was distributed in connection with Portfolio share redemptions.

The tax character of distributions paid during the years ended January 31, 2007 and January 31, 2006 was as follows:

                                       YEAR ENDED       PERIOD ENDED
                                 JANUARY 31, 2007   JANUARY 31, 2006
      --------------------------------------------------------------
      Distributions paid from:
      Ordinary income                 $ 3,936,056          $ 807,107
      Long-term capital gain            1,037,209                 --
                                 -----------------------------------
      Total                           $ 4,973,265          $ 807,107
                                 ===================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is

                            32 | EQUITY INVESTOR FUND

attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities         $    320,375,948
                                       ================

Gross unrealized appreciation          $     20,793,751
Gross unrealized depreciation                  (639,609)
                                       ----------------
Net unrealized appreciation            $     20,154,142
                                       ================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Portfolio has adopted an unfunded retirement plan
(the "Plan") for the Portfolio's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service.
The Plan was frozen with respect to adding new participants effective December
31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze
Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended
January 31, 2007, the Portfolio's projected benefit obligations were increased by $13,776 and payments of $355 were made to retired trustees, resulting in an accumulated liability of $13,421 as of January 31, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the
Portfolio. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Trustee. The Portfolio purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a
Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of
Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the
Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

                            33 | EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Portfolio, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the
Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Portfolio has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           YEAR ENDED JANUARY 31, 2007   PERIOD ENDED JANUARY 31, 2006 1,2
                                SHARES          AMOUNT           SHARES             AMOUNT
-------------------------------------------------------------------------------------------
CLASS A
Sold                        10,788,987   $ 127,694,890        4,307,796       $ 46,498,407
Dividends and/or
distributions reinvested       217,939       2,704,630           38,611            427,037
Redeemed                    (1,417,148)    (16,754,806)        (205,514)        (2,207,847)
                           ----------------------------------------------------------------
Net increase                 9,589,778   $ 113,644,714        4,140,893       $ 44,717,597
                           ================================================================

                            34 | EQUITY INVESTOR FUND

                           YEAR ENDED JANUARY 31, 2007   PERIOD ENDED JANUARY 31, 2006 1,2
                                SHARES          AMOUNT          SHARES              AMOUNT
-------------------------------------------------------------------------------------------
CLASS B
Sold                         3,586,753   $  42,131,412      1,712,718        $  18,374,371
Dividends and/or
distributions reinvested        54,487         671,822         13,238              145,879
Redeemed                      (556,353)     (6,517,809)       (74,128)            (808,838)
                           ----------------------------------------------------------------
Net increase                 3,084,887   $  36,285,425      1,651,828        $  17,711,412
                           ================================================================

-------------------------------------------------------------------------------------------
CLASS C
Sold                         4,655,073   $  54,733,344      1,784,313        $  19,370,332
Dividends and/or
distributions reinvested        65,253         803,921         12,844              141,411
Redeemed                      (816,245)     (9,594,483)       (61,514)            (653,868)
                           ----------------------------------------------------------------
Net increase                 3,904,081   $  45,942,782      1,735,643        $  18,857,875
                           ================================================================

-------------------------------------------------------------------------------------------
CLASS N
Sold                         2,837,844   $  33,657,788        536,355        $   5,884,519
Dividends and/or
distributions reinvested        41,434         512,955          3,629               40,096
Redeemed                      (533,502)     (6,368,568)       (56,166)            (635,466)
                           ----------------------------------------------------------------
Net increase                 2,345,776   $  27,802,175        483,818        $   5,289,149
                           ================================================================

-------------------------------------------------------------------------------------------
CLASS Y
Sold                           121,765   $   1,440,825         69,936        $     744,994
Dividends and/or
distributions reinvested         2,927          36,412            699                7,734
Redeemed                       (26,372)       (311,289)        (9,513)            (101,871)
                           ----------------------------------------------------------------
Net increase                    98,320   $   1,165,948         61,122        $     650,857
                           ================================================================

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. The Portfolio sold 10,000 shares of Class A at a value of $100,000 and 100 shares of Class B, Class C, Class N and Class Y at a value of $1,000, respectively, to the Manager upon seeding of the Portfolio on March 15, 2005.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and money market funds, for the year ended January
31, 2007, were as follows:

                                                PURCHASES         SALES
         --------------------------------------------------------------
         Investment securities              $ 237,016,650   $ 4,467,498

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Portfolio for the year ended January 31, 2007 was 0.58%.

                            35 | EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

TRANSFER AGENT FEES. OppenheimerFunds Services (OFS or the Transfer Agent), a
division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the year ended
January 31, 2007, the Portfolio paid $388,730 to OFS for services to the
Portfolio.

     Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Portfolio, OppenheimerFunds Distributor, Inc. (the
Distributor) acts as the Portfolio's principal underwriter in the continuous public offering of the Portfolio's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Portfolio has adopted a Service Plan for
Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.
Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Portfolio. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the
Portfolio under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The
Portfolio has adopted Distribution and Service Plans for Class B, Class C and
Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the
Portfolio pays the Distributor an annual asset-based sales charge of 0.75% on
Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B,
Class C or Class N plan is terminated by the Portfolio or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Portfolio of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends.
The Distributor's aggregate uncompensated expenses under the plan at December
31, 2006 for Class B, Class C and Class N shares were $978,843, $487,187 and
$248,623, respectively. Fees incurred by the Portfolio under the plans are detailed in the Statement of Operations.

                            36 | EQUITY INVESTOR FUND

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Portfolio. They are deducted from the proceeds of sales of Portfolio shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                             CLASS A          CLASS B          CLASS C          CLASS N
                                          CONTINGENT       CONTINGENT       CONTINGENT       CONTINGENT
                            CLASS A   DEFERRED SALES   DEFERRED SALES   DEFERRED SALES   DEFERRED SALES
                    FRONT-END SALES          CHARGES          CHARGES          CHARGES          CHARGES
                   CHARGES RETAINED      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
YEAR ENDED           BY DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
-------------------------------------------------------------------------------------------------------
January 31, 2007          $ 798,660             $ 48         $ 67,253         $ 13,101          $ 1,835

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct
(fund-of-funds level) and indirect expense so that "Total expenses" as a percentage of average daily net assets will not exceed the following annual rates: 1.45%, 2.20%, 2.20%, 1.70% and 1.20%, for Class A, Class B, Class C,
Class N and Class Y, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include Extraordinary Expenses and other expenses not incurred in the ordinary course of the Portfolio's business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Portfolio expenses in excess of indirect management fees earned from investments in
Underlying Funds to assure that expenses do not exceed those limits.

     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

     The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF. During the year ended January 31, 2007, the Manager waived
$221 for IMMF management fees.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB
Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES.
FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109,
ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Portfolio's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will

                            37 | EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENTS Continued

not be fully realized. FIN 48 is effective for fiscal years beginning after
December 15, 2006. As of January 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Portfolio's financial statements. The Manager will continue to monitor the
Portfolio's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting
Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS
No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts;
however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the
Oppenheimer funds excluding the Portfolio) in the U.S. District Court for the
Southern District of New York on January 10, 2005 and was amended on March 4,
2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment
Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the
Oppenheimer funds, as nominal defendants, and against certain present and former
Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the
Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

                            38 | EQUITY INVESTOR FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER PORTFOLIO SERIES:

We have audited the accompanying statement of assets and liabilities of Active
Allocation Fund (one of the portfolios constituting the Oppenheimer Portfolio
Series), including the statement of investments, as of January 31, 2007, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period April 5, 2005 (commencement of operations) to January 31, 2006.
These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Active Allocation Fund as of January 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period April 5, 2005
(commencement of operations) to January 31, 2006, in conformity with U.S.
generally accepted accounting principles.

KPMG LLP

Denver, Colorado
March 15, 2007

                           19 | ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS  January 31, 2007
--------------------------------------------------------------------------------

                                                                                     VALUE
                                                                  SHARES        SEE NOTE 1
-------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--99.5% 1
-------------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENT--6.2%
Oppenheimer Real Estate Fund, Cl. Y                            4,290,964   $   114,397,122
-------------------------------------------------------------------------------------------
FIXED INCOME--23.4%
Oppenheimer Champion Income Fund, Cl. Y                        3,973,401        38,065,182
-------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund, Cl. Y                             17,144,429       174,530,294
-------------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y                     2,779,230        16,480,832
-------------------------------------------------------------------------------------------
Oppenheimer Strategic Income Fund, Cl. Y                      41,051,737       174,880,398
-------------------------------------------------------------------------------------------
Oppenheimer U.S. Government Trust, Cl. Y                       3,000,034        28,260,323
                                                                           ----------------
                                                                               432,217,029

-------------------------------------------------------------------------------------------
GLOBAL EQUITY--20.1%
Oppenheimer Developing Markets Fund, Cl. Y                       366,377        14,962,836
-------------------------------------------------------------------------------------------
Oppenheimer Global Fund, Cl. Y                                 2,405,097       179,444,278
-------------------------------------------------------------------------------------------
Oppenheimer Global Opportunities Fund, Cl. Y                   2,450,325        89,804,395
-------------------------------------------------------------------------------------------
Oppenheimer International Growth Fund, Cl. Y                   1,566,542        44,364,461
-------------------------------------------------------------------------------------------
Oppenheimer International Small Company Fund, Cl. Y              558,527        15,069,057
-------------------------------------------------------------------------------------------
Oppenheimer Quest International Value Fund, Inc., Cl. A        1,270,789        28,224,216
                                                                           ----------------
                                                                               371,869,243

-------------------------------------------------------------------------------------------
U.S. EQUITY--49.5%
Oppenheimer Capital Appreciation Fund, Cl. Y 2                 5,035,770       245,040,531
-------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                            4,361,432       180,650,507
-------------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y                6,480,652        98,570,721
-------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund, Cl. Y                  4,007,613        94,900,278
-------------------------------------------------------------------------------------------
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                  762,924        29,235,233
-------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                  9,865,588       268,146,693
                                                                           ----------------
                                                                               916,543,963

-------------------------------------------------------------------------------------------
MONEY MARKET FUND--0.3%
Oppenheimer Institutional Money Market Fund, Cl. E, 5.35% 3    6,349,533         6,349,533
-------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,725,106,789)                   99.5%    1,841,376,890

-------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                      0.5         9,308,861
                                                              -----------------------------

NET ASSETS                                                         100.0%  $ 1,850,685,751
                                                              =============================

                           20 | ACTIVE ALLOCATION FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2007 by virtue of the Portfolio owning at least 5% of the voting securities of the issuer or as a result of the Portfolio and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                   SHARES           GROSS         GROSS          SHARES
                                                            JAN. 31, 2006       ADDITIONS    REDUCTIONS   JAN. 31, 2007
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                    1,206,388       3,940,179       110,797       5,035,770
Oppenheimer Champion Income Fund, CI. Y                                --       4,016,113 a      42,712       3,973,401
Oppenheimer Core Bond Fund, Cl. Y                               5,106,446      14,435,409     2,397,426      17,144,429
Oppenheimer Commodity Strategy Total Return Fund, Cl.Y          3,273,185       1,528,500     4,801,685              --
Oppenheimer Developing Markets Fund, Cl. Y                        735,369         627,112       996,104         366,377
Oppenheimer Global Fund, Cl. Y                                    817,108       1,711,507       123,518       2,405,097
Oppenheimer Global Opportunities Fund, Cl. Y                      771,757       1,700,456        21,888       2,450,325
Oppenheimer High Yield Fund, Cl. Y                                     --       3,212,815     3,212,815              --
Oppenheimer Institutional Money Market Fund, Cl. E, 5.35%              --      55,347,770    48,998,237       6,349,533
Oppenheimer International Bond Fund, Cl. Y                             --       2,826,079        46,849       2,779,230
Oppenheimer International Growth Fund, Cl. Y                           --       5,307,789     3,741,247       1,566,542
Oppenheimer International Small Company Fund, Cl. Y             1,296,021       1,395,685     2,133,179         558,527
Oppenheimer Main Street Fund, Cl. Y                             1,422,021       3,054,812       115,401       4,361,432
Oppenheimer Main Street Opportunity Fund, Cl. Y                 1,943,920       4,584,594        47,862       6,480,652
Oppenheimer Main Street Small Cap Fund, Cl. Y                   1,258,510       2,798,723        49,620       4,007,613
Oppenheimer Quest International Value Fund, Inc., Cl. A                --       4,142,780     2,871,991       1,270,789
Oppenheimer Real Estate Fund, Cl. Y                             1,403,079       2,919,127        31,242       4,290,964
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                        --         774,860        11,936         762,924
Oppenheimer Strategic Income Fund, Cl. Y                       12,557,766      28,830,059       336,088      41,051,737
Oppenheimer U.S. Government Trust, Cl. Y                        2,764,889       5,067,407     4,832,262       3,000,034
Oppenheimer Value Fund, Cl. Y                                   2,210,413      11,655,581     4,000,406       9,865,588

                                                                                    VALUE      DIVIDEND        REALIZED
                                                                               SEE NOTE 1        INCOME     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                               $  245,040,531   $        --    $    (22,587)
Oppenheimer Champion Income Fund, CI. Y                                        38,065,182       745,915 b           (16)
Oppenheimer Core Bond Fund, Cl. Y                                             174,530,294     6,357,289 b      (807,105)
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y                                --       194,036 b      (795,037)
Oppenheimer Developing Markets Fund, Cl. Y                                     14,962,836       459,594 b     3,506,348
Oppenheimer Global Fund, Cl. Y                                                179,444,278     2,313,737 b        61,146
Oppenheimer Global Opportunities Fund, Cl. Y                                   89,804,395     6,104,016 b       (53,943)
Oppenheimer High Yield Fund, Cl. Y                                                     --       625,415 b        (2,637)
Oppenheimer Institutional Money Market Fund, Cl. E, 5.35%                       6,349,533        65,979              --
Oppenheimer International Bond Fund, Cl. Y                                     16,480,832       287,999 b        (2,638)
Oppenheimer International Growth Fund, Cl. Y                                   44,364,461       466,953 b    (2,775,829)
Oppenheimer International Small Company Fund, Cl. Y                            15,069,057       273,764 b       727,823
Oppenheimer Main Street Fund, Cl. Y                                           180,650,507     2,049,777 b        (9,636)
Oppenheimer Main Street Opportunity Fund, Cl. Y                                98,570,721     2,665,228 b       (12,064)
Oppenheimer Main Street Small Cap Fund, Cl. Y                                  94,900,278     1,692,596 b       (31,539)
Oppenheimer Quest International Value Fund, Inc., Cl. A                        28,224,216       944,545 b     2,210,540
Oppenheimer Real Estate Fund, Cl. Y                                           114,397,122     4,107,218 b       (23,640)
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                                29,235,233       736,822 b       (13,088)
Oppenheimer Strategic Income Fund, Cl. Y                                      174,880,398     6,146,225 b       (43,749)
Oppenheimer U.S. Government Trust, Cl. Y                                       28,260,323       850,588 b      (524,723)
Oppenheimer Value Fund, Cl. Y                                                 268,146,693     4,853,831 b      (209,697)
                                                                           ---------------------------------------------
                                                                           $1,841,376,890   $41,941,527    $  1,177,929
                                                                           =============================================

a Received 3,160,989 shares as the result of the acquisition of Oppenheimer High
Yield Fund.

b All or portion of the transactions were the result of a reinvestment of dividends.

2. Non-income producing security.

3. Rate shown is the 7-day yield as of January 31, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           21 | ACTIVE ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES  January 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value--see accompanying statement of
investment--Affiliated companies (cost $1,725,106,789)          $ 1,841,376,890
--------------------------------------------------------------------------------
Cash                                                                     82,074
--------------------------------------------------------------------------------
Cash used for collateral on futures                                   1,455,226
--------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                71,607
--------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                   14,355,365
Interest and dividends                                                1,309,510
Investments sold                                                        637,430
Futures margins                                                          68,680
Other                                                                    22,510
                                                                ----------------
Total assets                                                      1,859,379,292

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Unrealized depreciation on swap contracts                               152,060
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                 6,471,197
Shares of beneficial interest redeemed                                1,295,097
Distribution and service plan fees                                      368,252
Transfer and shareholder servicing agent fees                           175,135
Trustees' compensation                                                   93,187
Shareholder communications                                               86,043
Other                                                                    52,570
                                                                ----------------
Total liabilities                                                     8,693,541

--------------------------------------------------------------------------------
NET ASSETS                                                      $ 1,850,685,751
                                                                ================

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of beneficial interest                      $       154,079
--------------------------------------------------------------------------------
Additional paid-in capital                                        1,707,967,526
--------------------------------------------------------------------------------
Accumulated net investment income                                     2,861,582
--------------------------------------------------------------------------------
Accumulated net realized gain on investments                         22,413,507
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                          117,289,057
                                                                ----------------

NET ASSETS                                                      $ 1,850,685,751
                                                                ================

                           22 | ACTIVE ALLOCATION FUND

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $956,519,613 and 79,393,209 shares of beneficial interest
outstanding)                                                            $ 12.05
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                             $ 12.79
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $349,024,430 and 29,151,150 shares of beneficial interest
outstanding)                                                            $ 11.97
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $433,213,171 and 36,221,676 shares of beneficial interest
outstanding)                                                            $ 11.96
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $109,145,668 and 9,083,217 shares of beneficial interest
outstanding)                                                            $ 12.02
--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $2,782,869 and 230,075 shares of beneficial interest
outstanding)                                                            $ 12.10

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           23 | ACTIVE ALLOCATION FUND

STATEMENT OF OPERATIONS  For the Year Ended January 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends from affiliated companies                               $  41,941,527
--------------------------------------------------------------------------------
Interest                                                                198,791
--------------------------------------------------------------------------------
Other income                                                              3,353
                                                                  --------------
Total investment income                                              42,143,671

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               1,502,817
Class B                                                               2,287,115
Class C                                                               2,711,958
Class N                                                                 313,696
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 739,555
Class B                                                                 349,911
Class C                                                                 365,147
Class N                                                                  50,929
Class Y                                                                      73
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 130,291
Class B                                                                  70,468
Class C                                                                  59,199
Class N                                                                   4,609
--------------------------------------------------------------------------------
Asset allocation fees                                                 1,167,638
--------------------------------------------------------------------------------
Trustees' compensation                                                   95,556
--------------------------------------------------------------------------------
Custodian fees and expenses                                               5,092
--------------------------------------------------------------------------------
Other                                                                    60,136
                                                                  --------------
Total expenses                                                        9,914,190
Less reduction to custodian expenses                                       (270)
Less waivers and reimbursements of expenses                             (40,776)
                                                                  --------------
Net expenses                                                          9,873,144

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                32,270,527

                           24 | ACTIVE ALLOCATION FUND

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on investments:
Affiliated companies                                              $   1,177,929
Distributions received from affiliated companies                     31,989,767
Closing and expiration of futures contracts                          (7,123,542)
Swap contracts                                                          658,034
                                                                  --------------

Net realized gain                                                    26,702,188
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                          93,167,482
Futures contracts                                                     1,099,409
Swap contracts                                                          (80,453)
                                                                  --------------
Net change in unrealized appreciation                                94,186,438

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 153,159,153
                                                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           25 | ACTIVE ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JANUARY 31,                                                                  2007          2006 1
-------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------
Net investment income                                                         $   32,270,527   $   8,127,024
--------------------------------------------------------------------------------------------------------------
Net realized gain                                                                 26,702,188       5,393,678
--------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                             94,186,438      23,102,619
                                                                              --------------------------------
Net increase in net assets resulting from operations                             153,159,153      36,623,321

--------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                          (17,134,058)     (4,500,051)
Class B                                                                           (4,713,190)     (1,549,890)
Class C                                                                           (5,972,851)     (1,619,117)
Class N                                                                           (1,888,584)       (414,437)
Class Y                                                                              (50,117)         (6,386)
                                                                              --------------------------------
                                                                                 (29,758,800)     (8,089,881)
--------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                           (3,316,909)       (376,546)
Class B                                                                           (1,236,698)       (149,661)
Class C                                                                           (1,515,292)       (153,460)
Class N                                                                             (381,215)        (35,176)
Class Y                                                                               (8,618)           (507)
                                                                              --------------------------------
                                                                                  (6,458,732)       (715,350)

--------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                          602,241,849     278,869,967
Class B                                                                          210,888,833     109,728,240
Class C                                                                          280,476,657     119,590,827
Class N                                                                           74,350,364      27,088,823
Class Y                                                                            2,130,523         455,957
                                                                              --------------------------------
                                                                               1,170,088,226     535,733,814

--------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------
Total increase                                                                 1,287,029,847     563,551,904
--------------------------------------------------------------------------------------------------------------
Beginning of period                                                              563,655,904         104,000 2
                                                                              --------------------------------
End of period (including accumulated net investment income of $2,861,582
and $53,764, respectively)                                                    $1,850,685,751   $ 563,655,904
                                                                              ================================

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Reflects the value of the Manager's initial seed money investment on March
15, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           26 | ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JANUARY 31,                                                     2007               2006 1
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $        11.10    $         10.00
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .35                .43
Net realized and unrealized gain                                                        .89                .89
                                                                             -----------------------------------
Total from investment operations                                                       1.24               1.32
----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.24)              (.20)
Distributions from net realized gain                                                   (.05)              (.02)
                                                                             -----------------------------------
Total dividends and/or distributions to shareholders                                   (.29)              (.22)
----------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                               $        12.05    $         11.10
                                                                             ===================================

----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                    11.14%             13.31%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                     $      956,520    $       293,578
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                            $      605,517    $       112,224
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  3.10%              4.94%
Total expenses 5                                                                       0.51%              0.56%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                    0.50%              0.55%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                  40%                90%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

                 Year Ended January 31, 2007     1.16%
               Period Ended January 31, 2006     1.28

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           27 | ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED JANUARY 31,                                                     2007               2006 1
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $        11.07    $         10.00
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .26                .36
Net realized and unrealized gain                                                        .86                .91
                                                                             -----------------------------------
Total from investment operations                                                       1.12               1.27
----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.17)              (.18)
Distributions from net realized gain                                                   (.05)              (.02)
                                                                             -----------------------------------
Total dividends and/or distributions to shareholders                                   (.22)              (.20)
----------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                               $        11.97    $         11.07
                                                                             ===================================

----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                    10.15%             12.72%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                     $      349,024    $       115,629
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                            $      229,365    $        46,284
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  2.26%              4.06%
Total expenses 5                                                                       1.29%              1.37%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                    1.29%              1.34%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                  40%                90%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

                 Year Ended January 31, 2007     1.94%
               Period Ended January 31, 2006     2.09

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           28 | ACTIVE ALLOCATION FUND

CLASS C     YEAR ENDED JANUARY 31,                                                     2007               2006 1
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $        11.06    $         10.00
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .27                .37
Net realized and unrealized gain                                                        .86                .89
                                                                             -----------------------------------
Total from investment operations                                                       1.13               1.26
----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.18)              (.18)
Distributions from net realized gain                                                   (.05)              (.02)
                                                                             -----------------------------------
Total dividends and/or distributions to shareholders                                   (.23)              (.20)
----------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                               $        11.96    $         11.06
                                                                             ===================================

----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                    10.21%             12.66%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                     $      433,213    $       125,622
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                            $      272,038    $        45,647
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  2.34%              4.18%
Total expenses 5                                                                       1.27%              1.33%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                    1.26%              1.31%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                  40%                90%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

                 Year Ended January 31, 2007     1.92%
               Period Ended January 31, 2006     2.05

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           29 | ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED JANUARY 31,                                                     2007               2006 1
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $        11.09    $         10.00
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .35                .46
Net realized and unrealized gain                                                        .86                .85
                                                                             -----------------------------------
Total from investment operations                                                       1.21               1.31
----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.23)              (.20)
Distributions from net realized gain                                                   (.05)              (.02)
                                                                             -----------------------------------
Total dividends and/or distributions to shareholders                                   (.28)              (.22)
----------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                               $        12.02    $         11.09
                                                                             ===================================

----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                    10.88%             13.18%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                     $      109,146    $        28,345
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                            $       62,929    $         9,156
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  3.07%              5.28%
Total expenses 5                                                                       0.70%              0.73%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                    0.70%              0.72%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                  40%                90%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

                 Year Ended January 31, 2007     1.35%
               Period Ended January 31, 2006     1.45

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           30 | ACTIVE ALLOCATION FUND

CLASS Y     YEAR ENDED JANUARY 31,                                                     2007               2006 1
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $        11.13    $         10.00
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .44                .39
Net realized and unrealized gain                                                        .85                .97
                                                                             -----------------------------------
Total from investment operations                                                       1.29               1.36
----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.27)              (.21)
Distributions from net realized gain                                                   (.05)              (.02)
                                                                             -----------------------------------
Total dividends and/or distributions to shareholders                                   (.32)              (.23)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $        12.10    $         11.13
                                                                             ===================================

----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                    11.56%             13.72%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                     $        2,783    $           482
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                            $        1,317    $           196
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  3.79%              4.44%
Total expenses 5                                                                       0.11%              0.33%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                    0.11%              0.21%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                  40%                90%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

                 Year Ended January 31, 2007     0.76%
               Period Ended January 31, 2006     1.05

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           31 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Portfolio Series (the "Fund") is registered under the Investment
Company Act of 1940, as amended, as an open-end management investment company.
Active Allocation Fund (the "Portfolio") is a series of the Fund whose investment objective is to seek long term growth of capital with a secondary objective of current income. The Portfolio is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The
Portfolio normally invests in a portfolio consisting of a target weighted allocation in Class A or Class Y shares of other Oppenheimer funds. The Fund's investment advisor is OppenheimerFunds, Inc. (the "Manager").

      The Portfolio offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for
Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      Under normal market conditions, the Manager will invest the Portfolio's assets in shares of Oppenheimer Core Bond Fund, Oppenheimer Capital Appreciation
Fund, Oppenheimer Global Fund, Oppenheimer Global Opportunities Fund,
Oppenheimer Main Street Fund(R), Oppenheimer Main Street Opportunity Fund(R),
Oppenheimer Main Street Small Cap Fund(R), Oppenheimer Real Estate Fund,
Oppenheimer Strategic Income Fund, Oppenheimer Value Fund and Oppenheimer
Institutional Money Market Fund (individually, an "Underlying Fund" and collectively, the "Underlying Funds").

      In addition, up to 20% of the Portfolio's net assets may be invested according to a tactical allocation among up to four Oppenheimer funds, which are also considered Underlying Funds, or money market securities based on recommendations made by the Manager.

Oppenheimer Funds:
Oppenheimer Capital Appreciation Fund
Oppenheimer Core Bond Fund
Oppenheimer Champion Income Fund
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund

                           32 | ACTIVE ALLOCATION FUND

Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Commodity Strategy Total Return Fund(R)
Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer U.S. Government Trust
Oppenheimer Value Fund

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Fund as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for trading. For each Underlying
Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the
Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying
Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

      Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in
which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the
Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Portfolio is
permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of
Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a

                           33 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

money market fund under the Investment Company Act of 1940, as amended. The
Manager is also the investment advisor of IMMF. The Portfolio's investment in
IMMF is included in the Statement of Investments. As a shareholder, the
Portfolio is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse
Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF BALANCE SHEET RISK. The Portfolio enters into financial instrument transactions (such as swaps, futures, options and other derivatives)
that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the
Portfolio's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Portfolio must satisfy under the income tax regulations, losses the Portfolio may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                 NET UNREALIZED
                                                                   APPRECIATION
                                                               BASED ON COST OF
                                                           SECURITIES AND OTHER
UNDISTRIBUTED NET    UNDISTRIBUTED   ACCUMULATED LOSS   INVESTMENTS FOR FEDERAL
INVESTMENT INCOME   LONG-TERM GAIN   CARRYFORWARD 1,2       INCOME TAX PURPOSES
-------------------------------------------------------------------------------
       $2,923,904      $25,441,757                $--              $114,289,345

1. During the fiscal year ended January 31, 2007, the Portfolio did not utilize any capital loss carryforward.

2. During the fiscal year ended January 31, 2006, the Portfolio did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and

                           34 | ACTIVE ALLOCATION FUND

distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the
Portfolio. Accordingly, the following amounts have been reclassified for January
31, 2007. Net assets of the Portfolio were unaffected by the reclassifications.

                                                                 REDUCTION TO
                                                                  ACCUMULATED
                                                INCREASE TO      NET REALIZED
             INCREASE TO                    ACCUMULATED NET           GAIN ON
             PAID-IN CAPITAL              INVESTMENT INCOME     INVESTMENTS 3
             ----------------------------------------------------------------
             $1,706,263                            $296,091        $2,002,354

3. $1,706,263, including $1,698,839 of long-term capital gain, was distributed in connection with Portfolio share redemptions.

The tax character of distributions paid during the years ended January 31, 2007 and January 31, 2006 was as follows:

                                                YEAR ENDED       PERIOD ENDED
                                          JANUARY 31, 2007   JANUARY 31, 2006
             ----------------------------------------------------------------
             Distributions paid from:
             Ordinary income                  $ 30,212,092       $  8,805,231
             Long-term capital gain              6,005,440                 --
                                              -------------------------------
             Total                            $ 36,217,532       $  8,805,231
                                              ===============================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

             Federal tax cost of securities           $  1,727,146,806
             Federal tax cost of other investments         (38,581,222)
                                                      ----------------
             Total federal tax cost                   $  1,688,565,584
                                                      ================

             Gross unrealized appreciation            $    117,372,702
             Gross unrealized depreciation                  (3,083,357)
                                                      ----------------
             Net unrealized appreciation              $    114,289,345
                                                      ================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Portfolio has adopted an unfunded retirement plan
(the "Plan") for the Portfolio's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service.
The Plan was frozen with respect to adding new participants effective December
31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze
Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended
January 31, 2007, the Portfolio's projected benefit obligations were increased by $77,487 and payments

                           35 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

of $1,985 were made to retired trustees,  resulting in an accumulated  liability of $75,502 as of January 31, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the
Portfolio. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Trustee. The Portfolio purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a
Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of
Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the
Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Portfolio, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the
Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

                           36 | ACTIVE ALLOCATION FUND

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Portfolio has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                              YEAR ENDED JANUARY 31, 2007    PERIOD ENDED JANUARY 31, 2006 1,2
                                  SHARES           AMOUNT        SHARES                 AMOUNT
-----------------------------------------------------------------------------------------------
CLASS A
Sold                          57,596,220    $ 654,562,965    27,068,123          $ 285,660,045
Dividends and/or
distributions reinvested       1,662,202       19,663,799       438,928              4,665,805
Redeemed                      (6,303,806)     (71,984,915)   (1,078,458)           (11,455,883)
                              -----------------------------------------------------------------
Net increase                  52,954,616    $ 602,241,849    26,428,593          $ 278,869,967
                              =================================================================

-----------------------------------------------------------------------------------------------
CLASS B
Sold                          21,225,979    $ 239,218,008    10,764,936          $ 113,091,487
Dividends and/or
distributions reinvested         490,803        5,771,900       154,655              1,639,339
Redeemed                      (3,014,115)     (34,101,075)     (471,208)            (5,002,586)
                              -----------------------------------------------------------------
Net increase                  18,702,667    $ 210,888,833    10,448,383          $ 109,728,240
                              =================================================================

-----------------------------------------------------------------------------------------------
CLASS C
Sold                          27,543,050    $ 310,509,299    11,696,791          $ 123,196,995
Dividends and/or
distributions reinvested         600,867        7,060,230       155,748              1,649,374
Redeemed                      (3,282,836)     (37,092,872)     (492,044)            (5,255,542)
                              -----------------------------------------------------------------
Net increase                  24,861,081    $ 280,476,657    11,360,495          $ 119,590,827
                              =================================================================

-----------------------------------------------------------------------------------------------
CLASS N
Sold                           7,119,593    $  81,030,208     2,664,849          $  28,261,231
Dividends and/or
distributions reinvested         176,954        2,088,058        42,051                446,165
Redeemed                        (769,703)      (8,767,902)     (150,627)            (1,618,573)
                              -----------------------------------------------------------------
Net increase                   6,526,844    $  74,350,364     2,556,273          $  27,088,823
                              =================================================================

                           37 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                            YEAR ENDED JANUARY 31, 2007   PERIOD ENDED JANUARY 31, 2006 1,2
                                 SHARES          AMOUNT            SHARES            AMOUNT
-------------------------------------------------------------------------------------------
CLASS Y
Sold                            197,518    $  2,248,494            54,640        $  577,537
Dividends and/or
distributions reinvested          4,945          58,703               645             6,870
Redeemed                        (15,653)       (176,674)          (12,120)         (128,450)
                            ---------------------------------------------------------------
Net increase                    186,810    $  2,130,523            43,165        $  455,957
                            ===============================================================

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. The Portfolio sold 10,000 shares of Class A at a value of $100,000 and 100 shares of Class B, Class C, Class N and Class Y at a value of $1,000, respectively, to the Manager upon seeding of the Portfolio on March 15, 2005.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and money market funds, for the year ended January
31, 2007, were as follows:

                                                     PURCHASES            SALES
-------------------------------------------------------------------------------
Investment securities                           $1,647,337,564     $464,132,371

-------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Portfolio for the year ended January 31, 2007 was 0.58%.

      The Portfolio pays the Manager an asset allocation fee equal to an annual rate of 0.10% of the average daily net assets of the Portfolio.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS or the Transfer Agent), a
division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the year ended
January 31, 2007, the Portfolio paid $1,380,526 to OFS for services to the
Portfolio.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
OFFERING AND ORGANIZATIONAL COSTS. The Manager paid all offering and organizational costs associated with the registration and seeding of the
Portfolio.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Portfolio, OppenheimerFunds Distributor, Inc. (the
Distributor) acts as the

                           38 | ACTIVE ALLOCATION FUND

Portfolio's principal underwriter in the continuous public offering of the
Portfolio's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Portfolio has adopted a Service Plan for
Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.
Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Portfolio. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the
Portfolio under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The
Portfolio has adopted Distribution and Service Plans for Class B, Class C and
Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the
Portfolio pays the Distributor an annual asset-based sales charge of 0.75% on
Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B,
Class C or Class N plan is terminated by the Portfolio or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Portfolio of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends.
The Distributor's aggregate uncompensated expenses under the plan at December
31, 2006 for Class B, Class C and Class N shares were $5,145,968, $2,910,863 and
$897,937, respectively. Fees incurred by the Portfolio under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Portfolio. They are deducted from the proceeds of sales of Portfolio shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                           CLASS A          CLASS B          CLASS C          CLASS N
                          CLASS A       CONTINGENT       CONTINGENT       CONTINGENT       CONTINGENT
                        FRONT-END         DEFERRED         DEFERRED         DEFERRED         DEFERRED
                    SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES
                      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
YEAR ENDED            DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
-----------------------------------------------------------------------------------------------------
January 31, 2007    $   3,640,370    $       7,591    $     350,030    $      70,255    $       7,339
-----------------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct
(fund-of-funds

                           39 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

level) and indirect expense so that "Total expenses" as a percentage of average daily net assets will not exceed the following annual rates: 1.45%, 2.20%,
2.20%, 1.70% and 1.20%, for Class A, Class B, Class C, Class N and Class Y,
respectively. During the year ended January 31, 2007, the Manager reimbursed the
Portfolio $20,446, $7,730, $9,156, $2,146 and $44, for the Class A, Class B,
Class C, Class N and Class Y shares, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include Extraordinary Expenses and other expenses not incurred in the ordinary course of the Portfolio's business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Portfolio expenses in excess of indirect management fees earned from investments in
Underlying Funds to assure that expenses do not exceed those limits.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF. During the year ended January 31, 2007, the Manager waived
$1,254 for IMMF management fees.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Portfolio may buy and sell futures contracts that relate to broadly based securities indices
(financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Portfolio may also buy or write put or call options on these futures contracts.

      The Portfolio generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Portfolio may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin)
are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities.
Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the

                           40 | ACTIVE ALLOCATION FUND

Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.
Realized gains and losses are reported in the Statement of Operations at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of January 31, 2007, the Portfolio had outstanding futures contracts as follows:

                               EXPIRATION    NUMBER OF     VALUATION AS OF      UNREALIZED
CONTRACT DESCRIPTION                DATES    CONTRACTS    JANUARY 31, 2007    APPRECIATION
------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Standard & Poor's 500 E-Mini      3/16/07          501        $ 36,147,150    $    316,136
                                                                              ------------
CONTRACTS TO SELL
Russell 2000 (The)                3/16/07          226          18,179,440           6,497
U.S. Treasury Nts., 2 yr.         3/30/07           26           5,293,438          17,020
U.S. Treasury Nts., 5 yr.         3/30/07          489          51,115,781         759,756
                                                                              ------------
                                                                                   783,273
                                                                              ------------
                                                                              $  1,099,409
                                                                              ============

--------------------------------------------------------------------------------
6. TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counter-party, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Portfolio at termination or settlement and disclosed separately on the Statement of Assets and Liabilities. The net change in this amount is included on the Statement of Operations. The Portfolio also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the
Statement of Operations. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

                           41 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. TOTAL RETURN SWAP CONTRACTS Continued

As of January 31, 2007, the Portfolio had entered into the following total return swap agreements:

                                                                                         UNREALIZED
SWAP                NOTIONAL               PAID BY        RECEIVED BY   TERMINATION    APPRECIATION
COUNTERPARTY    AMOUNT/UNITS         THE PORTFOLIO      THE PORTFOLIO         DATES   (DEPRECIATION)
----------------------------------------------------------------------------------------------------
Goldman Sachs
International:                           One-Month
                                         BBA LIBOR
                                        USD and if
                                      negative the
                                    absolute value
                                      of the Total    If positive the
                                     Return of the    Total Return of
                                        MSCI Daily     the MSCI Daily
                                  Total Return Net   Total Return Net
                                   Emerging Market    Emerging Market
                       3,130            USD Index.         USD Index.      12/10/07   $       3,842

                                         One-Month
                                         BBA LIBOR
                                        USD and if
                                      negative the
                                    absolute value
                                      of the Total   If positive, the
                                     Return of the    Total Return of
                                        MSCI Daily     the MSCI Daily
                                  Total Return Net   Total Return Net
                                   Emerging Market    Emerging Market
                      55,206            USD Index.         USD Index.      12/10/07          67,765

                                         One-Month
                                         BBA LIBOR
                                 USD minus spread,
                                 plus if negative,
                                      the absolute   If positive, the
                                   value of Lehman         Lehman MBS
                                         MBS Fixed   Fixed Rate Index
UBS AG London     18,000,000           Rate Index.      Total Return.        7/1/07        (152,060)
                                                                                      --------------
                                                                                      $     (80,453)
                                                                                      ==============

Abbreviations are as follows:

BBA LIBOR USD   British Bankers' Association London-Interbank Offered Rate for
                United States Dollar

MBS             Mortgage-Backed Security

MSCI            Morgan Stanley Capital International

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB
Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES.
FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109,
ACCOUNTING FOR INCOME TAXES. FIN 48 requires the

                           42 | ACTIVE ALLOCATION FUND

evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Portfolio's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in
Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of January 31, 2007, the
Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Portfolio's financial statements. The
Manager will continue to monitor the Portfolio's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting
Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS
No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts;
however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the
Oppenheimer funds excluding the Portfolio) in the U.S. District Court for the
Southern District of New York on January 10, 2005 and was amended on March 4,
2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment
Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the
Oppenheimer funds, as nominal defendants, and against certain present and former
Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the
Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

                           43 | ACTIVE ALLOCATION FUND

                                  Appendix A

RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the
nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate.
The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER RATINGS

Aaa: Bonds and preferred stock rated "Aaa" are judged to be the best quality.
They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds and preferred stock rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

A: Bonds and preferred stock rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations.
Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds and preferred stock rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds and preferred stock rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

B: Bonds and preferred stock rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds and preferred stock rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds and preferred stock rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds and preferred stock rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

PRIME RATING SYSTEM (SHORT-TERM RATINGS - TAXABLE DEBT)
These ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The
McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:
o     Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o     Nature of and provisions of the obligation; and
o     Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
      The issue ratings definitions are expressed in terms of default risk.
As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation rated "AAA" have the highest rating assigned by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA:  An obligation rated "AA" differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated "A" are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated "BBB" exhibit adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C: An obligation rated `BB', `B', `CCC', `CC', and `C'
are regarded as having significant speculative characteristics. `BB'
indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated "BB" are less vulnerable to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated "B" are more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated "CCC" are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated "CC" are currently highly vulnerable to nonpayment.

C: Subordinated debt or preferred stock obligations rated "C" are currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: An obligation rated "D" are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+)
or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The `r' highlights derivative, hybrid, and certain other obligations that
Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and
interest-only and principal-only mortgage securities. The absence of an `r'
symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the
Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general

Short-Term Issue Credit Ratings
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D"
rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTES:

A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

o     Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
o     Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency"
ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and
"D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D"
have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+"to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                  Appendix B

Industry Classifications

Aerospace & Defense                                    Household Products
Air Freight & Couriers                                 Industrial Conglomerates
Airlines                                               Insurance
Auto Components                                        Internet & Catalog Retail
Automobiles                                            Internet Software & Services
Beverages                                              IT Services
Biotechnology                                          Leisure Equipment & Products
Building Products                                      Machinery
Chemicals                                              Marine
Consumer Finance                                       Media
Commercial Banks                                       Metals & Mining
Commercial Services & Supplies                         Multiline Retail
Communications Equipment                               Multi-Utilities
Computers & Peripherals                                Office Electronics
Construction & Engineering                             Oil & Gas
Construction Materials                                 Paper & Forest Products
Containers & Packaging                                 Personal Products
Distributors                                           Pharmaceuticals
Diversified Financial Services                         Real Estate
Diversified Telecommunication Services                 Road & Rail
Electric Utilities                                     Semiconductors and Semiconductor Equipment
Electrical Equipment                                   Software
Electronic Equipment & Instruments                     Specialty Retail
Energy Equipment & Services                            Textiles, Apparel & Luxury Goods
Food & Staples Retailing                               Thrifts & Mortgage Finance
Food Products                                          Tobacco
Gas Utilities                                          Trading Companies & Distributors
Health Care Equipment & Supplies                       Transportation Infrastructure
Health Care Providers & Services                       Water Utilities
Hotels Restaurants & Leisure                           Wireless Telecommunication Services
Household Durables

                                  Appendix C

        OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class
A shares(1) of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.(2)  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors. Not all waivers apply to all funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
          1) plans created or qualified under Sections 401(a) or 401(k) of the Internal Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans(3)
         4) Group Retirement Plans(4)
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."(5) This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares, prior to March 1, 2007, by a Retirement

         Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1,
         2001. That included plans (other than IRA or 403(b)(7) Custodial
         Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $5 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

A.    Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
            relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
            Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
            Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
            specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial
            intermediary that has made special arrangements with the
            Distributor for those purchases.

|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment adviser or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements .
            Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.

|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.

|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment adviser (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.

|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|_|   Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the
            Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those
            purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
            Advisors) whose Class B or Class C shares of a Former Quest for
            Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on
            November 24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for
            Value Advisors to purchase shares of any of the Former Quest for
            Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund
            clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.

|_|   Effective March 1, 2007, purchases of Class A shares by a Retirement
            Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to
            March 1, 2001. That included plans (other than IRA or 403(b)(7)
            Custodial Plans) that: 1) bought shares costing $500,000 or more,
            2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3) certified to the
            Distributor that it projects to have annual plan purchases of
            $200,000 or more.

|_|   Effective October 1, 2005, taxable accounts established with the proceeds of Required Minimum Distributions from Retirement Plans.

B.    Waivers of the Class A Initial and Contingent Deferred Sales Charges in
Certain Transactions.

1.    Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the
   Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares purchased by certain Retirement Plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by
            recordkeepers.
|_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.
|_|   Shares purchased in amounts of less than $5.

2.    Class A shares issued and purchased in the following transactions are not subject to sales charges (a dealer concession at the annual rate of
   0.25% is paid by the Distributor on purchases made within the first 6 months of plan establishment):
|_|   Retirement Plans that have $5 million or more in plan assets.
|_|   Retirement Plans with a single plan sponsor that have $5 million or more in aggregate assets invested in Oppenheimer funds.

C.    Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder
            Account Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
               Following the death or disability (as defined in the Internal
                  Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account
                  was established.
               To return excess contributions.
               To return contributions made due to a mistake of fact.
4)    Hardship withdrawals, as defined in the plan.(6)
               Under a Qualified Domestic Relations Order, as defined in the
                  Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the
                  Internal Revenue Code.
               To meet the minimum distribution requirements of the Internal
                  Revenue Code.
               To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.
               For loans to participants or beneficiaries.
               Separation from service.(7)
               Participant-directed redemptions to purchase shares of a
                  mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
                  arrangements with the Distributor.
               Plan termination or "in-service distributions," if the
                  redemption proceeds are rolled over directly to an
                  OppenheimerFunds-sponsored IRA.
         For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
         For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special
            agreement with the Distributor.
         For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the
            Distributor.

|_|   At the sole discretion of the Distributor, the contingent deferred sales charge may be waived for redemptions of shares requested by the shareholder of record within 60 days following the
            termination by the Distributor of the selling agreement between the Distributor and the shareholder of record's broker-dealer of record for the account.

III.  Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer
Funds

---------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.    Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account
            Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was
            established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability (as defined in the Internal Revenue Code).
|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.

|_|   At the sole discretion of the Distributor, the contingent deferred sales charge may be waived for redemptions of shares requested by the shareholder of record within 60 days following the
            termination by the Distributor of the selling agreement between the Distributor and the shareholder of record's broker-dealer of record for the account.

|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|   Redemptions of Class C shares of an Oppenheimer fund in amounts of $1 million or more requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.
|_|   Distributions(8) from Retirement Plans or other employee benefit plans for any of the following purposes:
            1) Following the death or disability (as defined in the Internal
               Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
               established in an Oppenheimer fund.
            2) To return excess contributions made to a participant's account.
            3) To return contributions made due to a mistake of fact.
            4) To make hardship withdrawals, as defined in the plan.(9)
            5) To make distributions required under a Qualified Domestic
               Relations Order or, in the case of an IRA, a divorce or
               separation agreement described in Section 71(b) of the
               Internal Revenue Code.
            6) To meet the minimum distribution requirements of the Internal
               Revenue Code.
            7) To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.
            8) For loans to participants or beneficiaries.(10)
            9) On account of the participant's separation from service.(11)
            10)   Participant-directed redemptions to purchase shares of a
               mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
            11)   Distributions made on account of a plan termination or
               "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
            12)   For distributions from a participant's account under an
               Automatic Withdrawal Plan after the participant reaches age
               59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
            13)   Redemptions of Class B shares under an Automatic Withdrawal
               Plan for an account other than a Retirement Plan, if the
               aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
            14)   For distributions from 401(k) plans sponsored by
               broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
         Redemptions of Class B shares or Class C shares under an Automatic
            Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B.    Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the
            Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
            Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

IV.   Special Sales Charge Arrangements for Shareholders of Certain
   Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds
-------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds.  To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment adviser to those former Quest for Value Funds.  Those funds include:

   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small- & Mid- Cap
   Value Fund
   Oppenheimer Quest Balanced Fund              Oppenheimer Quest
   International Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange of shares of an
            Oppenheimer fund that was one of the Former Quest for Value
            Funds, or
|_|   purchased by such shareholder by exchange of shares of another
            Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

A.    Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

-----------------------------------------------------------------------------------------------------------
Number of Eligible           Initial Sales Charge as   Initial Sales Charge as a %    Concession as % of
Employees or Members         a % of Offering Price     of Net Amount Invested         Offering Price
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
9 or Fewer                   2.50%                     2.56%                          2.00%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
At least 10 but not more     2.00%                     2.04%                          1.60%
than 49
-----------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders.  Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.
o
|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B.    Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.
      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.
V.    Special Sales Charge Arrangements for Shareholders of Certain
Oppenheimer Funds Who Were Shareholders of Connecticut Mutual Investment
Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Core Bond Fund,
   Oppenheimer Value Fund and
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account         Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account         CMIA Diversified Income Account

A.    Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|   Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

1.    B.    Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
4)    as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.
VI.   Special Reduced Sales Charge for Former Shareholders of Advance
America Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.  Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
            Additional Information) of the Fund, the Manager and its
            affiliates, and retirement plans established by them or the prior investment adviser of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment adviser or distributor for that purpose,

|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
            Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and

|_|   dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment adviser provides administrative services.

                                  Appendix D

                        QUALIFYING HYBRID INSTRUMENTS

Section 2(f) of the Commodities Exchange Act (the "Act") ("Exclusion for
qualifying hybrid instruments")

(1)   In general

   Nothing in this chapter (other than section 16(e)(2)(B) of this title)
   governs or is applicable to a hybrid instrument that is predominantly a security.

(2)   Predominance.

   A hybrid instrument shall be considered to be predominantly a security if -

         (A)the issuer of the hybrid instrument receives payment in full of the purchase price of the hybrid instrument, substantially contemporaneously with delivery of the hybrid instrument;

         (B)the purchaser or holder of the hybrid instrument is not required to make any payment to the issuer in addition to the purchase price paid under subparagraph (A), whether as margin, settlement payment, or otherwise, during the life of the hybrid instrument or at maturity;

         (C)the issuer of the hybrid instrument is not subject by the terms of the instrument to mark-to-market margining requirements; and

         (D)the hybrid instrument is not marketed as a contract of sale of a commodity for future delivery (or option on such a contract) subject to this chapter.

(3)   Mark-to-market margining requirements.

      For the purposes of paragraph (2)(C), mark-to-market margining requirements do not include the obligation of an issuer of a secured debt instrument to increase the amount of collateral held in pledge for the benefit of the purchaser of the secured debt instrument to secure the repayment obligations of the issuer under the secured debt instrument.

CFTC Rule 34.3 Hybrid Instrument Exemption

(a) A hybrid instrument is exempt from all provisions of the Act and any person or class of persons offering, entering into, rendering advice or rendering other services with respect to such exempt hybrid instrument is exempt for such activity from all provisions of the Act (except in each case
Section 2(a)(1)(B)), provided the following terms and conditions are met:

(1)   The instrument is:

   (i) An equity or debt security within the meaning of Section 2(l) of the
   Securities Act; or

   (ii) A demand deposit, time deposit or transaction account within the meaning of 12 CFR 204.2(b)(1), (c)(1) and (e), respectively, offered by an insured depository institution as defined in Section 3 of the Federal
   Deposit Insurance Act; an insured credit union as defined in Section 101 of the Federal Credit Union Act; or a Federal or State branch or agency of a foreign bank as defined in Section 1 of the International Banking Act;

(2)   The sum of the commodity-dependent values of the commodity-dependent components is less than the commodity-independent value of the commodity-independent component;

(3)   Provided that:

   (i) An issuer must receive full payment of the hybrid instrument's purchase price, and a purchaser or holder of a hybrid instrument may not be required to make additional out-of-pocket payments to the issuer during the life of the instrument or at maturity; and

   (ii) The instrument is not marketed as a futures contract or a commodity option, or, except to the extent necessary to describe the functioning of the instrument or to comply with applicable disclosure requirements, as having the characteristics of a futures contract or a commodity option; and

   (iii) The instrument does not provide for settlement in the form of a delivery instrument that is specified as such in the rules of a designated contract market;

(4)   The instrument is initially issued or sold subject to applicable federal or state securities or banking laws to persons permitted thereunder to purchase or enter into the hybrid instrument.

                                  Appendix E
                         QUALIFYING SWAP TRANSACTIONS

Section 2(g) of the Commodities Exchange Act (the "Act") ("Excluded swap transactions")

      No provision of this chapter (other than section 7a (to the extent provided in section 7a(g) of this title), 7a-1, 7a-3, or 16(e)(2) of this title) shall apply to or govern any agreement, contract, or transaction in a commodity other than an agricultural commodity if the agreement, contract, or transaction is -

      (1) entered into only between persons that are eligible contract participants at the time they enter into the agreement, contract, or transaction;

      (2) subject to individual negotiation by the parties; and

      (3) not executed or traded on a trading facility.

CFTC Rule 35.2 Exemption

      A swap agreement is exempt from all provisions of the Act and any person or class of persons offering, entering into, rendering advice, or rendering other services with respect to such agreement, is exempt for such activity from all provisions of the Act (except in each case the provisions of Sections 2(a)(1)(B), 4b, and 4o of the Act and Section 32.9 of this chapter as adopted under Section 4c(b) of the Act, and the provisions of
Sections 6(c) and 9(a)(2) of the Act to the extent these provisions prohibit manipulation of the market price of any commodity in interstate commerce or for future delivery on or subject to the rules of any contract market), provided the following terms and conditions are met:

      (a) the swap agreement is entered into solely between eligible swap participants at the time such persons enter into the swap agreement;

      (b) the swap agreement is not part of a fungible class of agreements that are standardized as to their material economic terms;

      (c) the creditworthiness of any party having an actual or potential obligation under the swap agreement would be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost, or credit enhancement terms of the swap agreement; and

      (d) the swap agreement is not entered into and traded on or through a multilateral transaction execution facility;

      Provided, however, that paragraphs (b) and (d) of Rule 35.2 shall not be deemed to preclude arrangements or facilities between parties to swap agreements, that provide for netting of payment obligations resulting from such swap agreements nor shall these subsections be deemed to preclude arrangements or facilities among parties to swap agreements, that provide for netting of payments resulting from such swap agreements; provided further, that any person may apply to the Commission for exemption from any of the provisions of the Act (except 2(a)(1)(B)) for other arrangements or facilities, on such terms and conditions as the Commission deems appropriate, including but not limited thereto, the applicability of other regulatory regimes.

Oppenheimer Portfolio Series

Internet Website
      www.oppenheimerfunds.com

Investment Advisor
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL OPP(225.5677)

Custodian Bank
      Citibank, N.A.
      111 Wall Street
      New York, New York 10005

Independent Registered Public Accounting Firm
      KPMG LLP
      707 Seventeenth Street
      Denver, Colorado 80202
Legal Counsel
      Mayer, Brown, Rowe & Maw LLP
      1675 Broadway
      New York, New York 10019

[GRAPHIC OMITTED][GRAPHIC OMITTED]

PX540.001.0507

(1) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
(2) In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
(3) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
(4) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(5) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a
Retirement Plan that pays for the purchase with the redemption proceeds of
Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
(6) This provision does not apply to IRAs.
(7) This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55.
(8) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
(9) This provision does not apply to IRAs.
(10) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
(11) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                         OPPENHEIMER PORTFOLIO SERIES

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23. - Exhibits

(a)  (i)  Declaration of Trust dated November 30, 2004:  Previously filed with
Registrant's  Initial  Registration  Statement,   12/20/04,  and  incorporated
herein by reference.

     (ii) Amendment No. 1 to the Declaration of Trust dated 01/02/07: Filed herewith.

(b)  By-Laws: Previously filed with Registrant's Initial Registration
Statement, 12/20/04, and incorporated herein by reference.

(c)  (i)  Conservative Investor Fund Portfolio Specimen Class A Share
          Certificate: Previously filed with Registrant's Pre-Effective
          Amendment No. 1, 3/29/05, and incorporated herein by reference.
     (ii) Conservative Investor Fund Portfolio Specimen Class B Share
          Certificate: Previously filed with Registrant's Pre-Effective
          Amendment No. 1, 3/29/05, and incorporated herein by reference.
     (iii)Conservative Investor Fund Portfolio Specimen Class C Share
          Certificate: Previously filed with Registrant's Pre-Effective
          Amendment No. 1, 3/29/05, and incorporated herein by reference.
     (iv) Conservative Investor Fund Portfolio Specimen Class N Share
          Certificate: Previously filed with Registrant's Pre-Effective
          Amendment No. 1, 3/29/05, and incorporated herein by reference.
     (v)  Conservative Investor Fund Portfolio Specimen Class Y Share
          Certificate: Previously filed with Registrant's Pre-Effective
          Amendment No. 1, 3/29/05, and incorporated herein by reference.
     (vi) Moderate Investor Fund Portfolio Specimen Class A Share Certificate:
          Previously filed with Registrant's Pre-Effective Amendment No. 1,
          3/29/05, and incorporated herein by reference.
     (vii)Moderate Investor Fund Portfolio Specimen Class B Share Certificate:
          Previously filed with Registrant's Pre-Effective Amendment No. 1,
          3/29/05, and incorporated herein by reference.
     (viii) Moderate Investor Fund Portfolio Specimen Class C Share
          Certificate: Previously filed with Registrant's Pre-Effective
          Amendment No. 1, 3/29/05, and incorporated herein by reference.
     (ix) Moderate Investor Fund Portfolio Specimen Class N Share
          Certificate: Previously filed with Registrant's Pre-Effective
          Amendment No. 1, 3/29/05, and incorporated herein by reference.
     (x)  Moderate Investor Fund Portfolio Specimen Class Y Share
          Certificate: Previously filed with Registrant's Pre-Effective
          Amendment No. 1, 3/29/05, and incorporated herein by reference.

     (xi) Equity Investor Fund Portfolio Specimen Class A Share Certificate:
          Previously filed with Registrant's Pre-Effective Amendment No. 1,
          3/29/05, and incorporated herein by reference.
     (xii)Equity Investor Fund Portfolio Specimen Class B Share Certificate:
          Previously filed with Registrant's Pre-Effective Amendment No. 1,
          3/29/05, and incorporated herein by reference.
     (xiii) Equity Investor Fund Portfolio Specimen Class C Share
          Certificate: Previously filed with Registrant's Pre-Effective
          Amendment No. 1, 3/29/05, and incorporated herein by reference.
     (xiv)Equity Investor Fund Portfolio Specimen Class N Share Certificate:
          Previously filed with Registrant's Pre-Effective Amendment No. 1,
          3/29/05, and incorporated herein by reference.
     (xv) Equity Investor Fund Portfolio Specimen Class Y Share Certificate:
          Previously filed with Registrant's Pre-Effective Amendment No. 1,
          3/29/05, and incorporated herein by reference.

     (xvi)Active Allocation Fund Portfolio Specimen Class A Share
          Certificate: Previously filed with Registrant's Pre-Effective
          Amendment No. 1, 3/29/05, and incorporated herein by reference.
     (xvii) Active Allocation Fund Portfolio Specimen Class B Share
          Certificate: Previously filed with Registrant's Pre-Effective
          Amendment No. 1, 3/29/05, and incorporated herein by reference.
     (xviii)Active Allocation Fund Portfolio Specimen Class C Share
          Certificate: Previously filed with Registrant's Pre-Effective
          Amendment No. 1, 3/29/05, and incorporated herein by reference.
     (xix)Active Allocation Fund Portfolio Specimen Class N Share
          Certificate: Previously filed with Registrant's Pre-Effective
          Amendment No. 1, 3/29/05, and incorporated herein by reference.
     (xx) Active Allocation Fund Portfolio Specimen Class Y Share
          Certificate: Previously filed with Registrant's Pre-Effective
          Amendment No. 1, 3/29/05, and incorporated herein by reference.

(d)  Investment Advisory Agreement dated December 8, 2004:  Previously filed with Registrant's Initial Registration Statement, 12/20/04, and incorporated herein by reference.

(e)  (i)  Conservative Investor Fund Portfolio General Distributor's
Agreement dated December 8, 2004:  Previously filed with Registrant's Initial
Registration Statement, 12/20/04, and incorporated herein by reference.

     (ii) Moderate Investor Fund Portfolio General Distributor's Agreement
dated December 8, 2004: Previously filed with Registrant's Initial
Registration Statement, 12/20/04, and incorporated herein by reference.

     (iii)Equity Investor Fund Portfolio General Distributor's Agreement
dated December 8, 2004:  Previously filed with Registrant's Initial
Registration Statement, 12/20/04, and incorporated herein by reference.

     (iv) Active Allocation Fund Portfolio General Distributor's Agreement
dated December 8, 2004: Previously filed with Registrant's Initial
Registration Statement, 12/20/04, and incorporated herein by reference.

     (v)  Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

     (vi) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

     (vii)Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

     (viii) Form of Trust Company Fund/SERV Purchase Agreement of
OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund
(Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

     (ix) Form of Trust Company Agency Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

(f)  Not applicable.

(g)   (i) Global Custodial Services Agreement dated July 15, 2003, as amended
September 13, 2006 between Registrant and Citibank, N.A.: Previously filed with the Pre-Effective Amendment No. 1 to the Registration Statement of
Oppenheimer California Municipal Fund (Reg. No. 33-23566), 9/26/06, and
incorporated herein by reference.

      (ii) Amended and Restated Foreign Custody Manager Agreement dated May
31, 2001, as amended July 15, 2003, between Registrant and Citibank, N.A:
Previously filed with the Pre-Effective Amendment No. 1 to the Registration
Statement of Oppenheimer International Large-Cap Core Trust (Reg. No.
333-106014), 8/5/03, and incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion and Consent of Counsel dated 03/31/05: Previously filed with the Registrant's Pre-Effective Amendment No. 2, 04/01/05, and incorporated herein by reference.

(j)   Consent of Independent Registered Public Accounting Firm: Filed
herewith.

(k)   Not applicable.

(l)   Investment Letter from OppenheimerFunds, Inc. to Registrant dated
      04/01/05:  Previously filed with the Registrant's Pre-Effective
      Amendment No. 2, 04/01/05, and incorporated herein by reference.

(m)  (i)  Amended and Restated Service Plan and Agreement for Conservative
Investor Fund Portfolio Class A shares dated 10/26/05: Filed herewith.

     (ii) Amended and Restated Distribution and Service Plan and Agreement
for Conservative Investor Fund Portfolio Class B shares dated 10/26/05:
Previously filed with the Registrant's Pre-Effective Amendment No. 1,
05/31/06, and incorporated herein by reference.

     (iii)Amended and Restated Distribution and Service Plan and Agreement
for Conservative Investor Fund Portfolio Class C shares dated 10/26/05:
Previously filed with the Registrant's Pre-Effective Amendment No. 1,
05/31/06, and incorporated herein by reference.

     (iv) Amended and Restated Distribution and Service Plan and Agreement
for Conservative Investor Fund Portfolio Class N shares dated 10/26/05:
Previously filed with the Registrant's Pre-Effective Amendment No. 1,
05/31/06, and incorporated herein by reference.

     (v)  Amended  and  Restated  Service  Plan  and  Agreement  for  Moderate
Investor Fund Portfolio Class A shares dated 10/26/05:  Previously  filed with the  Registrant's  Pre-Effective  Amendment No. 1, 05/31/06,  and incorporated herein by reference.

     (vi) Amended and Restated Distribution and Service Plan and Agreement
for Moderate Investor Fund Portfolio Class B shares dated 10/26/05:
Previously filed with the Registrant's Pre-Effective Amendment No. 1,
05/31/06, and incorporated herein by reference.

     (vii)Amended and Restated Distribution and Service Plan and Agreement
for Moderate Investor Fund Portfolio Class C shares dated 10/26/05:
Previously filed with the Registrant's Pre-Effective Amendment No. 1,
05/31/06, and incorporated herein by reference.

     (viii) Amended and Restated Distribution and Service Plan and Agreement
for Moderate Investor Fund Portfolio Class N shares dated 10/26/05:
Previously filed with the Registrant's Pre-Effective Amendment No. 1,
05/31/06, and incorporated herein by reference.

     (ix) Amended and Restated Service Plan and Agreement for Equity Investor
Fund Portfolio Class A shares dated 10/26/05: Previously filed with the
Registrant's Pre-Effective Amendment No. 1, 05/31/06, and incorporated herein by reference.

(x)   Amended and Restated Distribution and Service Plan and Agreement for
Equity Investor Fund Portfolio Class B shares dated 10/26/05: Previously filed with the Registrant's Pre-Effective Amendment No. 1, 05/31/06, and
incorporated herein by reference.

(xi)  Amended and Restated Distribution and Service Plan and Agreement for
Equity Investor Fund Portfolio Class C shares dated 10/26/05: Previously filed with the Registrant's Pre-Effective Amendment No. 1, 05/31/06, and
incorporated herein by reference.

     (xii)Amended and Restated Distribution and Service Plan and Agreement
for Equity Investor Fund Portfolio Class N shares dated 10/26/05: Previously filed with the Registrant's Pre-Effective Amendment No. 1, 05/31/06, and
incorporated herein by reference.

     (xiii) Amended and Restated Service Plan and Agreement for Active
Allocation Fund Portfolio Class A shares dated 10/26/05:  Previously filed with the Registrant's Pre-Effective Amendment No. 1, 05/31/06, and
incorporated herein by reference.

     (xiv)Amended and Restated Distribution and Service Plan and Agreement
for Active Allocation Fund Portfolio Class B shares dated 10/26/05:
Previously filed with the Registrant's Pre-Effective Amendment No. 1,
05/31/06, and incorporated herein by reference.

     (xv) Amended and Restated Distribution and Service Plan and Agreement
for Active Allocation Fund Portfolio Class C shares dated 10/26/05:
Previously filed with the Registrant's Pre-Effective Amendment No. 1,
05/31/06, and incorporated herein by reference.

     (xvi)Amended and Restated Distribution and Service Plan and Agreement
for Active Allocation Fund Portfolio Class N shares dated 10/26/05:
Previously filed with the Registrant's Pre-Effective Amendment No. 1,
05/31/06, and incorporated herein by reference.

(n)  Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through
9/15/04: Previously filed with Pre-Effective Amendment No. 24 to the
Registration Statement of Oppenheimer Cash Reserves (Reg. No. 33-23223),
9/27/04, and incorporated herein by reference.

(o)  (i) Power of Attorney for all Trustees/Directors dated October 11, 2006:
Previously filed with Post-Effective Amendment No. 51 to the Registration
Statement of Oppenheimer Capital Appreciation Fund (Reg. No. 2-69719),
10/23/06, and incorporated herein by reference.

(ii)  Power of Attorney for Brian W. Wixted dated October 11, 2006:
Previously filed with Post-Effective Amendment No. 51 to the Registration
Statement of Oppenheimer Capital Appreciation Fund (Reg. No. 2-69719),
10/23/06, and incorporated herein by reference.

(p)   Amended and Restated Code of Ethics of the Oppenheimer Funds dated May
31, 2006 under Rule 17j-1 of the Investment Company Act of 1940: Previously
filed with Post-Effective Amendment No. 13 to the Registration Statement of
Oppenheimer MidCap Fund (Reg. No. 333-31533), 04/07/06, and incorporated herein by reference.

Item 24. Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article Seven of Registrant's
Declaration of Trust filed as Exhibit 23(a) to the Registrant's Initial
Registration Statement, 12/20/04, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities
Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person,
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a)   OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

 (b)  There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

-----------------------------------------------------------------------------------------------------------
Name and Current Position with
OppenheimerFunds, Inc.              Other Business and Connections During the Past Two Years
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Timothy L. Abbuhl,                  Vice President of OppenheimerFunds Distributor, Inc.
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Robert Agan,                        Senior Vice President of Shareholder Financial Services, Inc. and
Senior Vice President               Shareholders Services, Inc.; Vice President of OppenheimerFunds
                                    Distributor, Inc., Centennial Asset Management Corporation and OFI
                                    Private Investments Inc.

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Carl Algermissen,                   None
Vice President & Associate Counsel

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Michael Amato,                      None
Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Erik Anderson,                      None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Tracey Beck Apostolopoulos,         None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Janette Aprilante,                  Secretary (since December 2001) of: Centennial Asset Management
Vice President & Secretary          Corporation, OppenheimerFunds Distributor, Inc., HarbourView Asset
                                    Management Corporation (since June 2003), Oppenheimer Real Asset
                                    Management, Inc., Shareholder Financial Services, Inc., Shareholder
                                    Services, Inc., Trinity Investment Management Corporation (since
                                    January 2005), OppenheimerFunds Legacy Program, OFI Private
                                    Investments Inc. (since June 2003) and OFI Institutional Asset
                                    Management, Inc. (since June 2003). Assistant Secretary of OFI Trust
                                    Company (since December 2001).
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Hany S. Ayad,                       None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Robert Baker,                       None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
James F. Bailey,                    Senior Vice President of Shareholder Services, Inc. (since March
Senior Vice President               2006). Formerly Vice President at T. Row Price Group (September 2000
                                    - January 2006).
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
John Michael Banta,                 None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Joanne Bardell,                     None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Adam Bass,                          None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Kevin Baum,                         None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Jeff Baumgartner,                   None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Marc Baylin,                        Formerly Portfolio Manager at J.P. Morgan (June 2002-August 2005.)
Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Todd Becerra,                       None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Lalit K. Behal                      Assistant Secretary of HarbourView Asset Management Corporation.
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Kathleen Beichert,                  Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Gerald B. Bellamy,                  Assistant Vice President (Sales Manager of the International
Assistant Vice President            Division) of OFI Institutional Asset Management, Inc.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Erik S. Berg,                       None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Robert Bertucci,                    None
Assistant Vice President:
Rochester Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Rajeev Bhaman,                      None
Senior Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Craig Billings,                     None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Mark Binning,                       None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Robert J. Bishop,                   Treasurer (since October 2003) of OppenheimerFunds Distributor, Inc.
Vice President                      and Centennial Asset Management Corporation.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Beth Bleimehl,                      None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Lisa I. Bloomberg,                  None
Vice President & Associate Counsel

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Veronika Boesch,                    None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Chad Boll,                          None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Antulio N. Bomfim,                  None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Michelle Borre Massick,             None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Lori E. Bostrom,                    None
Vice President & Senior Counsel

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Lisa Bourgeois,                     Assistant Vice President of Shareholder Services, Inc.
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
John Boydell,                       None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Garrett C. Broadrup                 Formerly an Associate at Davis Polk & Wardwell (October 2002 -
Assistant Vice President &          October 2006)
Assistant Counsel

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Michael Bromberg,                   None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Kristine Bryan-Levin,               Formerly Senior Vice President at Brown Brothers Harriman (November
Vice President                      2002 - May 2005).
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Stephanie Bullington,               Formerly Fund Accounting Manager at Madison Capital Management
Assistant Vice President            Company (July 2005 - October 2005 and Fund Accounting Officer at
                                    Butterfield Fund Services (Bermuda) Limited (a wholly owned subsidiary of the Bank of NT Butterfield & Sons) (September 2003 -
                                    June 2005).
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Paul Burke,                         None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Mark Burns,                         None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

JoAnne Butler                       None
Assistant Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Geoffrey Caan,                      None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Dale William Campbell               Formerly (until January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Patrick Campbell,                   None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Catherine Carroll,                  None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Debra Casey,                        None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Maria Castro,                       None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Lisa Chaffee,                       None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Charles Chibnik,                    None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Patrick Sheng Chu,                  None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Brett Clark,                        None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
H.C. Digby Clements,                None
Vice President:
Rochester Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Thomas Closs                        Formerly (until January 2007) Development Manager at
Assistant Vice President            OppenheimerFunds, Inc.

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Peter V. Cocuzza,                   None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Gerald James Concepcion,            None.
Assistant Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Robert Corbett,                     None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Susan Cornwell,                     Senior Vice President of Shareholder Financial Services, Inc. and
Senior Vice President               Shareholder Services, Inc.; Vice President of OppenheimerFunds
                                    Distributor, Inc., Centennial Asset Management Corporation and
                                    OppenheimerFunds Legacy Program.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Cheryl Corrigan,                    None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Belinda J. Cosper,                  None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Scott Cottier,                      None
Vice President:
Rochester Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Laura Coulston,                     None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
George Curry,                       Vice President of OppenheimerFunds Distributor, Inc.
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Julie C. Cusker,                    None
Assistant Vice President:
Rochester Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Kevin Dachille,                     Formerly Fixed Income Director at National Railroad Retirement
Vice President                      Investment Trust (May 2003 - May 2005).
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

John Damian,                        None
Senior Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Kendra Delisa                       Formerly (until January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Richard Demarco,                    None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Craig P. Dinsell,                   None
Executive Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Randall C. Dishmon,                 None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Rebecca K. Dolan,                   None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Steven D. Dombrower,                Senior Vice President of OFI Private Investments Inc.; Vice President
Vice President                      of OppenheimerFunds Distributor, Inc.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Thomas Doyle,                       None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Bruce C. Dunbar,                    None
Senior Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Brian Dvorak,                       None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Richard Edmiston,                   None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
A. Taylor Edwards,                  Formerly Associate at Dechert LLP (September 2000 - December 2005).
Vice President & Assistant Counsel
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Venkat Eleswarapu,                  Formerly Associate Professor of Finance at Texas Tech University
Vice President                      (July 2005 - December 2005) and Assistant Professor of Finance at
                                    Southern Methodist University (January 1999 - May 2005).
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Daniel R. Engstrom,                 None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
James Robert Erven                  None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
George R. Evans,                    None
Senior Vice President & Director
of International Equities
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Edward N. Everett,                  None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Kathy Faber,                        None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
David Falicia,                      Assistant Secretary (as of July 2004) of HarbourView Asset Management
Assistant Vice President            Corporation.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Matthew Farkas,                     Formerly Associate at Epstein Becker & Green, P.C. (September 2000 -
Assistant Vice President and        March 2006).
Assistant Counsel

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Kristie Feinberg,                   None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Emmanuel Ferreira,                  None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Ronald H. Fielding,                 Vice President of OppenheimerFunds Distributor, Inc.; Director of ICI
Senior Vice President;              Mutual Insurance Company; Governor of St. John's College; Chairman of
Chairman of the Rochester Division  the Board of Directors of International Museum of Photography at
                                    George Eastman House.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Bradley G. Finkle,                  None
Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Steven Fling,                       None
Assistant Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
John E. Forrest,                    Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
David Foxhoven,                     Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Colleen M. Franca,                  None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Barbara Fraser,                     Formerly Attorney in Private Practice (April 2000 - November 2005).
Vice President & Associate Counsel
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Dominic Freud,                      None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Dan Gagliardo,                      None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Hazem Gamal,                        None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Charles Gapay                       Formerly (until January 2007) Help Desk Manager at OppenheimerFunds,
Assistant Vice President            Inc.

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Seth Gelman,                        None
Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Timothy Gerlach,                    None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Subrata Ghose,                      None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Charles W. Gilbert,                 None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Kurt Gibson,                        Formerly Manager at Barclays Capital (January 2002 - April 2006).
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Phillip S. Gillespie,               None
Senior Vice President & Assistant
Secretary

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Alan C. Gilston,                    None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Jacqueline Girvin-Harkins,          None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Jill E. Glazerman,                  None
Senior Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Benjamin J. Gord,                   Vice President of HarbourView Asset Management Corporation and of OFI
Vice President                      Institutional Asset Management, Inc.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Leyla Greengard,                    None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Robert B. Grill,                    None
Senior Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Carol Guttzeit,                     None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Marilyn Hall,                       None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Kelly Haney,                        None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Steve Hauenstein,                   None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Robert W. Hawkins,                  Formerly an Associate at Shearman and Sterling LLP (July 2004 -
Vice President & Assistant Counsel  August 2005).

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Thomas B. Hayes,                    None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Jennifer Kane Heathwood,            None
Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Heidi Heikenfeld,                   None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Annika Helgerson,                   None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Daniel Herrmann,                    None
Assistant Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Dennis Hess,                        None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Joseph Higgins,                     Vice President of OFI Institutional Asset Management, Inc.
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Dorothy F. Hirshman,                None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Daniel Hoelscher,                   None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Brian Hourihan,                     Assistant Secretary of OFI Institutional Asset Management, Inc.
Vice President & Associate Counsel  (since April 2006). Formerly Vice President and Senior Counsel at
                                    Massachusetts Financial Service Company (June 2004 - March 2006).
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Edward Hrybenko,                    Vice President of OppenheimerFunds Distributor, Inc.
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Kevin Andrew Huddleston,            None
Assistant Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Scott T. Huebl,                     Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Margaret Hui,                       None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Dana Hunter,                        None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

John Huttlin,                       Senior Vice President (Director of the International Division) (since
Senior Vice President               January 2004) of OFI Institutional Asset Management, Inc.; Director
                                    (since June 2003) of OppenheimerFunds International Distributor

                                    Limited.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
James G. Hyland,                    None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Kelly Bridget Ireland,              None
Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Kathleen T. Ives,                   Vice President and Assistant Secretary of OppenheimerFunds
Vice President, Senior Counsel &    Distributor, Inc. and Shareholder Services, Inc.; Assistant Secretary
Assistant Secretary                 of Centennial Asset Management Corporation, OppenheimerFunds Legacy
                                    Program and Shareholder Financial Services, Inc.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
William Jaume,                      Senior Vice President of HarbourView Asset Management Corporation and
Vice President                      OFI Institutional Asset Management, Inc.; Director of OFI Trust
                                    Company.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Frank V. Jennings,                  None
Senior Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
John Jennings,                      None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Lisa Kadehjian,                     Formerly Vice President, Compensation Manager at The Bank of New York
Assistant Vice President            (November 1996-November 2004).
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Charles Kandilis,                   None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Amee Kantesaria,                    Formerly Counsel at Massachusetts Mutual Life Insurance Company
Assistant Vice President and        (May 2005-December 2006).
Assistant Counsel

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Rezo Kanovich,                      None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Thomas W. Keffer,                   None
Senior Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Michael Keogh,                      Vice President of OppenheimerFunds Distributor, Inc.
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
John Kiernan,                       Formerly Vice President and Senior Compliance Officer, Guardian Trust
Assistant Vice President &          Company, FSB at The Guardian Life Insurance Company of America (since
Marketing Compliance Manager        February 1998 - November 2005).
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Michael Kim,                        None
Assistant Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Audrey Kiszla,                      Formerly Vice President at First Horizon Merchant Services (December
Vice President                      2005- May 2006); Director at Janus (January 1998 - August 2005).

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Lisa Klassen,                       None
Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Martin S. Korn,                     None
Senior Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Brian Kramer,                       None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Paul Kunz,                          None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Gloria LaFond,                      None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Lisa Lamentino,                     None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Tracey Lange,                       Vice President of OppenheimerFunds Distributor, Inc. and OFI Private
Vice President                      Investments Inc.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Jeffrey P. Lagarce,                 President of OFI Institutional Asset Management, Inc. as of January
Senior Vice President               2005. Formerly Executive Vice President-Head of Fidelity Tax-Exempt
                                    Services Business at Fidelity Investments (August 1996-January 2005).
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
John Latino,                        None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Gayle Leavitt,                      None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Christopher M. Leavy,               None
Senior Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Kevin Lee,                          Formerly Vice President at Delaware Investments (October 2000 -
Vice President                      February 2005).
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Randy Legg,                         None
Vice President & Associate Counsel

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Laura Leitzinger,                   Senior Vice President of Shareholder Services, Inc. and Shareholder
Senior Vice President               Financial Services, Inc.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Justin Leverenz,                    None
Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Michael S. Levine,                  None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Brian Levitt,                       None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Gang Li,                            None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Shanquan Li,                        None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Julie A. Libby,                     Senior Vice President of OFI Private Investments Inc.
Senior Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Daniel Lifshey,                     None
Assistant Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Mitchell J. Lindauer,               None
Vice President & Assistant General
Counsel
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Bill Linden,                        None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Malissa B. Lischin,                 Assistant Vice President of OppenheimerFunds Distributor, Inc.
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Justin Livengood                    None
Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
David P. Lolli,                     None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Daniel G. Loughran                  None
Vice President:
Rochester Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Patricia Lovett,                    Vice President of Shareholder Financial Services, Inc. and Senior
Vice President                      Vice President of Shareholder Services, Inc.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Misha Lozovik,                      None.
Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Dongyan Ma,                         None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Steve Macchia,                      None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Jerry Mandzij,                      None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Angelo G. Manioudakis               Senior Vice President of HarbourView Asset Management Corporation and
Senior Vice President               of OFI Institutional Asset Management, Inc.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Carolyn Maxson,                     None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

William T. Mazzafro,                Formerly self-employed as a securities consultant (January 2004 -
Assistant Vice President            December 2005).

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Trudi McKenna,                      Formerly Leadership Development Supervisor at JetBlue Airways (July
Assistant Vice President            2003 - October 2005).
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Jay Mewhirter,                      Formerly Director of Application Development at AMVESCAP (September
Vice President                      1999 - March 2005).
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Elizabeth McCormack,                Vice President and Assistant Secretary of HarbourView Asset
Vice President                      Management Corporation.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Joseph McDonnell,                   Formerly Senior Vice President at Lehman Bros. (April 1995 - March
Vice President                      2006).
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Joseph McGovern,                    None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Charles L. McKenzie,                Chairman of the Board, Director, Chief Executive Officer and
Senior Vice President               President of OFI Trust Company; Chairman, Chief Executive Officer,
                                    Chief Investment Officer and Director of OFI Institutional Asset
                                    Management, Inc.; Chief Executive Officer, President, Senior Managing
                                    Director and Director of HarbourView Asset Management Corporation;
                                    Chairman, President; Director of Trinity Investment Management
                                    Corporation and Vice President of Oppenheimer Real Asset Management,
                                    Inc.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

William McNamara                    None
Assistant Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Michael Medev,                      None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Lucienne Mercogliano,               None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Andrew J. Mika,                     None
Senior Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Jan Miller,                         None.
Assistant Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Rejeev Mohammed,                    None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Nikolaos D. Monoyios,               None
Senior Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Sarah Morrison                      Formerly (until January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Jill Mulcahy,                       None
Vice President:
Rochester Division

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

John V. Murphy,                     President and Management Director of Oppenheimer Acquisition Corp.;
Chairman, Chief                     President and Director of Oppenheimer Real Asset Management, Inc.;
Executive Officer & Director        Chairman and Director of Shareholder Services, Inc. and Shareholder
                                    Financial Services, Inc.; Director of OppenheimerFunds Distributor,
                                    Inc., OFI Institutional Asset Management, Inc., Trinity Investment
                                    Management Corporation, Tremont Group Holdings, Inc., HarbourView
                                    Asset Management Corporation and OFI Private Investments Inc.;
                                    Executive Vice President of Massachusetts Mutual Life Insurance
                                    Company; Director of DLB Acquisition Corporation; a member of the
                                    Investment Company Institute's Board of Governors.

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Meaghan Murphy,                     None
Assistant Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Suzanne Murphy,                     None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Thomas J. Murray,                   None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Kenneth Nadler,                     None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Paul Newman,                        None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
William Norman,                     None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

James B. O'Connell,                 None
Assistant Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Matthew O'Donnell,                  None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Tony Oh,                            Formerly Director of SEC Reporting at Teletech Holdings (July 2004 -
Assistant Vice President            April 2005.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Lisa Ogren,                         Formerly Manager at OppenheimerFunds, Inc.
Assistant Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
John O'Hare,                        None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

John J. Okray,                      None
Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Kristina Olson,                     None
Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Lerae A. Palumbo,                   None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Anthony Parish,                     None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Kathleen Patton,                    None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

David P. Pellegrino,                None
Senior Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Allison C. Pells,                   None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Robert H. Pemble,                   None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Lori L. Penna,                      None
Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Brian Petersen,                     None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Marmeline Petion-Midy,              None
Assistant Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
David Pfeffer,                      Senior Vice President of HarbourView Asset Management Corporation
Senior Vice President & Chief       since February 2004.
Financial Officer
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
James F. Phillips,                  None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Scott Phillips,                     None
Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Gary Pilc,                          None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
John Piper,                         Assistant Vice President of Shareholder Services, Inc.
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Jeaneen Pisarra,                    None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Nicolas Pisciotti,                  Formerly Assistant Vice President at ING (April 2002 - May 2005).
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

David Poiesz,                       None
Senior Vice President, Head of
Growth Equity Investments

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Sergei Polevikov,                   None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Jeffrey Portnoy,                    None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
David Preuss,                       None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Ellen Puckett,                      None
Assistant Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Paul Quarles,                       None
Assistant Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Michael E. Quinn,                   None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Julie S. Radtke,                    None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Norma J. Rapini,                    None
Assistant Vice President :
Rochester Division

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Corry E. Read,                      None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Marc Reinganum,                     None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Jill Reiter,                        None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Eric Rhodes,                        None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Eric Richter,                       Vice President of HarbourView Asset Management Corporation. Formerly
Vice President                      Investment Officer at Alaska Permanent Fund Corporation (April 2005 -
                                    February 2006); Vice President at Loomis Sayles & Co. (July 1997 -
                                    April 2005).
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Claire Ring,                        None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Grace Roberts,                      None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
David Robertson,                    Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Robert Robis,                       Formerly a Proprietary Trader at J.P. Morgan Chase & Co. (May
Assistant Vice President            2004-May 2005).
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Antoinette Rodriguez,               None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Stacey Roode,                       None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Jeffrey S. Rosen,                   None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Stacy Roth,                         None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Adrienne Ruffle,                    None.
Vice President & Assistant Counsel

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Kim Russomanno,                     None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Gerald Rutledge,                    None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Julie Anne Ryan,                    None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Timothy Ryan,                       None
Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Rohit Sah,                          None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Valerie Sanders,                    None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Kurt Savallo                        Formerly Senior Business Analyst at OppenheimerFunds, Inc.
Assistant Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Rudi W. Schadt,                     None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Ellen P. Schoenfeld,                None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Patrick Schneider                   Formerly Human Resources Manager at ADT Security Services (December
Assistant Vice President            2001 - July 2006).

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Mary Beth Schellhorn,               Formerly Human Resources Generalist at Misys Banking Systems
Assistant Vice President            (November 2000 - June 2006).

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Scott A. Schwegel,                  None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Allan P. Sedmak                     None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Jennifer L. Sexton,                 Senior Vice President of OFI Private Investments Inc.
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Asutosh Shah,                       Formerly Vice President at Merrill Lynch Investment Managers
Vice President                      (February 2002 - February 2006).
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Kamal Shah,                         Formerly Senior Vice President Chief Technology Officer at Tremont
Vice President                      Group Holdings, Inc. (March 1998 - July 2005).

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Nava Sharma,                        None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Tammy Sheffer,                      None
Assistant Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Mary Dugan Sheridan,                None
Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Thomas Siomades,                    Formerly Vice President, Portfolio Management at Curian Capital LLC
Vice President                      (December 2002 - September 2005).
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
David C. Sitgreaves,                None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Edward James Sivigny                None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Enrique H. Smith,                   None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Kevin Smith,                        None
Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Louis Sortino,                      None
Vice President:
Rochester Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Keith J. Spencer,                   None
Senior Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Marco Antonio Spinar,               None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Brett Stein                         Formerly Vice President of Client Services at XAware, Inc. (October
Vice President                      2002 - August 2006).

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Richard A. Stein,                   None
Vice President:
Rochester Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Arthur P. Steinmetz,                Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Jennifer Stevens,                   None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Benjamin Stewart                    None
Assistant Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
John P. Stoma,                      Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Amy Sullivan,                       None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Deborah A. Sullivan,                Secretary of OFI Trust Company.
Vice President & Assistant Counsel
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Michael Sussman,                    Vice President of OppenheimerFunds Distributor, Inc.
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Thomas Swaney,                      None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Brian C. Szilagyi,                  None
Assistant Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Matthew Tartaglia,                  None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Martin Telles,                      Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Charles Toomey,                     None
Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Vincent Toner,                      None
Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Melinda Trujillo,                   Formerly Senior Manager at CoBank, ACB (January 2004 - April 2006).
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Leonid Tsvayg,                      None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Keith Tucker,                       None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Cameron Ullyatt,                    None
Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Angela Uttaro,                      None
Assistant Vice President:
Rochester Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Mark S. Vandehey,                   Vice President and Chief Compliance Officer of OppenheimerFunds
Senior Vice President & Chief       Distributor, Inc., Centennial Asset Management Corporation and
Compliance Officer                  Shareholder Services, Inc.; Chief Compliance Officer of HarbourView
                                    Asset Management Corporation, Real Asset Management, Inc.,
                                    Shareholder Financial Services, Inc., Trinity Investment Management
                                    Corporation, OppenheimerFunds Legacy Program, OFI Private Investments
                                    Inc. and OFI Trust Company and OFI Institutional Asset Management,
                                    Inc.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Maureen Van Norstrand,              None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Nancy Vann,                         None
Vice President & Associate Counsel

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Rene Vecka,                         None
Assistant Vice President:
Rochester Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Vincent Vermette,                   Assistant Vice President of OppenheimerFunds Distributor, Inc.
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Elaine Villas-Obusan,               None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Jake Vogelaar,                      None
Assistant Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Phillip F. Vottiero,                None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Lisa Walsh,                         None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Jerry A. Webman,                    Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Christopher D. Weiler,              None
Vice President:
Rochester Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Adam Weiner,                        None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Barry D. Weiss,                     Vice President of HarbourView Asset Management Corporation and of
Vice President                      Centennial Asset Management Corporation.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Melissa Lynn Weiss,                 None
Vice President & Associate Counsel
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Christine Wells,                    None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Joseph J. Welsh,                    Vice President of HarbourView Asset Management Corporation.
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Diederik Werdmolder,                Director of OppenheimerFunds International Ltd. and OppenheimerFunds
Senior Vice President               plc and OppenheimerFunds International Distributor Limited; Senior

                                    Vice President (Managing Director of the International Division) of
                                    OFI Institutional Asset Management, Inc.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Catherine M. White,                 Assistant Vice President of OppenheimerFunds Distributor, Inc.;
Assistant Vice President            member of the American Society of Pension Actuaries (ASPA) since 1995.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
William L. Wilby,                   None
Senior Vice President & Senior
Investment Officer, Director of
Equities
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Troy Willis,                        None
Vice President,
Rochester Division

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Mitchell Williams                   None
Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Julie Wimer                         None
Assistant Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Donna M. Winn,                      President, Chief Executive Officer & Director of OFI Private
Senior Vice President               Investments Inc.; Director & President of OppenheimerFunds Legacy
                                    Program; Senior Vice President of OppenheimerFunds Distributor, Inc.

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Philip Witkower,                    Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Brian W. Wixted,                    Treasurer of HarbourView Asset Management Corporation;
Senior Vice President & Treasurer   OppenheimerFunds International Ltd., Oppenheimer Real Asset
                                    Management, Inc., Shareholder Services, Inc., Shareholder Financial
                                    Services, Inc., OFI Private Investments Inc., OFI Institutional Asset
                                    Management, Inc., OppenheimerFunds plc and OppenheimerFunds Legacy
                                    Program; Treasurer and Chief Financial Officer of OFI Trust Company;
                                    Assistant Treasurer of Oppenheimer Acquisition Corp.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Carol E. Wolf,                      Senior Vice President of HarbourView Asset Management Corporation and
Senior Vice President               of Centennial Asset Management Corporation; serves on the Board of the Colorado Ballet.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Meredith Wolff,                     None.
Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Oliver Wolff,                       None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Kurt Wolfgruber,                    Director of Tremont Group Holdings, Inc., HarbourView Asset
President, Chief Investment         Management Corporation and OFI Institutional Asset Management, Inc.
Officer & Director                  (since June 2003). Management Director of Oppenheimer Acquisition

                                    Corp. (since December 2005).
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Caleb C. Wong,                      None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Edward C. Yoensky,                  None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Geoff Youell,                       Formerly Principal Consultant at XAware Inc (January 2004 - June
Assistant Vice President            2005).

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Lucy Zachman,                       None
Vice President

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Robert G. Zack                      General Counsel of Centennial Asset Management Corporation; General
Executive Vice President &          Counsel and Director of OppenheimerFunds Distributor, Inc.; Senior
General Counsel                     Vice President and General Counsel of HarbourView Asset Management
                                    Corporation and OFI Institutional Asset Management, Inc.; Senior Vice
                                    President, General Counsel and Director of Shareholder Financial
                                    Services, Inc., Shareholder Services, Inc., OFI Private Investments
                                    Inc.; Executive Vice President, General Counsel and Director of OFI
                                    Trust Company; Director and Assistant Secretary of OppenheimerFunds
                                    International Limited; Vice President, Secretary and General Counsel
                                    of Oppenheimer Acquisition Corp.; Director of OppenheimerFunds
                                    International Distributor Limited; Vice President of OppenheimerFunds
                                    Legacy Program; Vice President and Director of Oppenheimer
                                    Partnership Holdings Inc.

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Neal A. Zamore,                     None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Anna Zatulovskaya,                  None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Mark D. Zavanelli,                  None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Alex Zhou,                          None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Ronald Zibelli, Jr.                 Formerly Managing Director and Small Cap Growth Team Leader at
Vice President                      Merrill Lynch.

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Arthur J. Zimmer,                   Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
-----------------------------------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust

Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer Absolute Return Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Baring China Fund
Oppenheimer Baring Japan Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Bond Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund

Oppenheimer International Value Fund (a series of Oppenheimer International
Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal
Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals

Oppenheimer Portfolio Series (4 series)
   Active Allocation Fund
   Conservative Investor Fund
   Equity Investor Fund
   Moderate Investor Fund

Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer
Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
Principal
     Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer
Principal
     Protected Trust III)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid-Cap Value Fund

Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Estate Fund
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series):
   Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Transition 2010 Fund
Oppenheimer Transition 2015 Fund
Oppenheimer Transition 2020 Fund
Oppenheimer Transition 2030 Fund
Oppenheimer Strategic Income Fund

Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer MidCap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial
Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, and OppenheimerFunds Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management Corporation, Oppenheimer Acquisition Corp., OFI
Private Investments Inc., OFI Institutional Asset Management, Inc.
Oppenheimer Real Asset Management, Inc. and OFI Trust Company is Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008.

The address of Tremont Group Holdings, Inc. is 555 Theodore Fremd Avenue,
Suite 206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is 30 Herbert Street,
Dublin 2, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

The address of OppenheimerFunds International Distributor Limited is Suite
1601, Central Tower, 28 Queen's Road Central, Hong Kong.

Item 27. Principal Underwriter

(a)   OppenheimerFunds Distributor, Inc. is the Distributor of the
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and Part B of this
Registration Statement and listed in Item 26(b) above (except Panorama Series
Fund, Inc.) and for MassMutual Institutional Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:

-------------------------------------------------------------------------------------------------------------
Name & Principal                           Position & Office                 Position and Office
Business Address                           with Underwriter                  with Registrant
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Timothy Abbhul(1)                          Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Robert Agan(1)                             Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Anthony Allocco(2)                         Assistant Vice President          None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Janette Aprilante(2)                       Secretary                         None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
James Barker                               Vice President                    None
1723 W. Nelson Street
Chicago, IL 60657
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Kathleen Beichert(1)                       Senior Vice President             None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Rocco Benedetto(2)                         Assistant Vice President          None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Thomas Beringer                            Vice President                    None

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Rick Bettridge                             Vice President                    None

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Robert J. Bishop(1)                        Treasurer                         None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Tracey Blinzler(1)                         Assistant Vice President          None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
David A. Borrelli                          Vice President                    None
105 Black Calla Ct.
San Ramon, CA 94583
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Jeffrey R. Botwinick                       Vice President                    None
4431 Twin Pines Drive
Manlius, NY 13104
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Sarah Bourgraf(1)                          Vice President                    None

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Michelle Brennan(2)                        Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Joshua Broad(2)                            Vice President                    None

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Kevin E. Brosmith                          Senior Vice President             None
5 Deer Path
South Natlick, MA 01760
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Jeffrey W. Bryan                           Vice President                    None
1048 Malaga Avenue
Coral Gables, FL 33134
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Patrick Campbell(1)                        Assistant Vice President          None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Robert Caruso                              Vice President                    None

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Donelle Chisolm(2)                         Assistant Vice President          None

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Andrew Chonofsky                           Vice President                    None
109 Wade Avenue, Apt. 365
Raleigh, NC 27605
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Angelanto Ciaglia(2)                       Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Melissa Clayton(2)                         Assistant Vice President          None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Craig Colby(2)                             Vice President                    None

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Rodney Constable(1)                        Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Susan Cornwell(1)                          Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Neev Crane                                 Vice President                    None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Fredrick Davis                             Vice President                    None

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
John Davis(2)                              Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Stephen J. Demetrovits(2)                  Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Steven Dombrower                           Vice President                    None
13 Greenbrush Court
Greenlawn, NY 11740
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
George P. Dougherty                        Vice President                    None
328 Regency Drive
North Wales, PA 19454
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Ryan C. Drier                              Vice President                    None
2240 Breton Road SE
Grand Rapids, MI 49525
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Cliff H. Dunteman                          Vice President                    None
N 53 W 27761 Bantry Road
Sussex, WI 53089-45533
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Hillary Eigen(2)                           Assistant Vice President          None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Kent M. Elwell                             Vice President                    None
35 Crown Terrace
Yardley, PA 19067
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Gregg A. Everett                           Vice President                    None
4328 Auston Way
Palm Harbor, FL 34685-4017
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
George R. Fahey                            Senior Vice President             None
9511 Silent Hills Lane
Lone Tree, CO 80124
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Eric C. Fallon                             Vice President                    None
10 Worth Circle
Newton, MA 02458
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

James Fereday                              Vice President                    None

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Joseph Fernandez                           Vice President                    None
1717 Richbourg Park Drive
Brentwood, TN 37027
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Mark J. Ferro                              Senior Vice President             None
104 Beach 221st Street
Breezy Point, NY 11697
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Ronald H. Fielding(3)                      Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Bradley Finkle(2)                          Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Eric P. Fishel                             Vice President                    None
725 Boston Post Rd., #12
Sudbury, MA 01776
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Patrick W. Flynn                           Senior Vice President             None
14083 East Fair Avenue
Englewood, CO 80111
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
John E. Forrest(2)                         Senior Vice President             None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
John ("J") Fortuna(2)                      Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Jayme D. Fowler                            Vice President                    None
3818 Cedar Springs Road, #101-349
Dallas, TX 75219
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Richard Fuermann                           Vice President                    None

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Lucio Giliberti                            Vice President                    None
6 Cyndi Court
Flemington, NJ 08822
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Michael Gottesman                          Vice President                    None
255 Westchester Way
Birmingham, MI 48009
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Raquel Granahan(4)                         Vice President                    None

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Ralph Grant                                Senior Vice President             None
10 Boathouse Close
Mt. Pleasant, SC 29464
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Kahle Greenfield(2)                        Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Eric Grossjung                             Vice President                    None
4002 N. 194th Street
Elkhorn, NE 68022
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Michael D. Guman                           Vice President                    None
3913 Pleasant Avenue
Allentown, PA 18103
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
James E. Gunther                           Vice President                    None
603 Withers Circle
Wilmington, DE 19810
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Kevin J. Healy(2)                          Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Elyse R. Jurman Herman                     Vice President                    None
5486 NW 42 Avenue
Boca Raton, FL 33496
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Wendy G. Hetson(2)                         Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Jennifer Hoelscher(1)                      Assistant Vice President          None

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
William E. Hortz(2)                        Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Edward Hrybenko(2)                         Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Amy Huber(1)                               Assistant Vice President          None

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Brian F. Husch                             Vice President                    None
37 Hollow Road
Stonybrook, NY 11790
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Patrick Hyland(2)                          Assistant Vice President          None

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Keith Hylind                               Vice President                    None

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Kathleen T. Ives(1)                        Vice President & Assistant        Assistant Secretary
                                           Secretary
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Shonda Rae Jaquez(2)                       Assistant Vice President          None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Nivan Jaleeli                              Vice President                    None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Eric K. Johnson                            Vice President                    None
8588 Colonial Drive
Lone Tree, CO 80124
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Christina J. Keller(2)                     Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Michael Keogh(2)                           Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Lisa Klassen(1)                            Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Richard Klein                              Senior Vice President             None
4820 Fremont Avenue South
Minneapolis, MN 55419
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Richard Knott(1)                           Senior Vice President             None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Brent A. Krantz                            Senior Vice President             None
61500 Tam McArthur Loop
Bend, OR 97702
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Eric Kristenson(2)                         Vice President                    None

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
David T. Kuzia                             Vice President                    None
10258 S. Dowling Way
Highlands Ranch, CO 80126
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Tracey Lange(2)                            Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Paul R. LeMire                             Assistant Vice President          None
7 Cormorant Drive
Middletown, NJ 07748
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Jesse Levitt(2)                            Assistant Vice President          None

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Eric J. Liberman                           Vice President                    None
27 Tappan Ave., Unit West
Sleepy Hollow, NY 10591
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Malissa Lischin(2)                         Assistant Vice President          None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Thomas Loncar                              Vice President                    None
1401 North Taft Street, Apt. 726
Arlington, VA 22201
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Craig Lyman                                Vice President                    None
7425 Eggshell Drive
N. Las Vegas, NV 89084
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Peter Maddox(2)                            Vice President                    None

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Michael Malik                              Vice President                    None
546 Idylberry Road
San Rafael, CA 94903
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Steven C. Manns                            Vice President                    None
1627 N. Hermitage Avenue
Chicago, IL 60622
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Todd A. Marion                             Vice President                    None
24 Midland Avenue
Cold Spring Harbor, NY 11724
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
LuAnn Mascia(2)                            Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Theresa-Marie Maynier                      Vice President                    None
2421 Charlotte Drive
Charlotte, NC 28203
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

John C. McDonough                          Senior Vice President             None
533 Valley Road

New Canaan, CT 06840
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Kent C. McGowan                            Vice President                    None
9510 190th Place SW
Edmonds, WA 98020
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Brian F. Medina                            Vice President                    None
3009 Irving Street
Denver, CO 80211
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Daniel Melehan                             Vice President                    None
906 Bridgeport Court
San Marcos, CA 92069
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Mark Mezzanotte                            Vice President                    None
16 Cullen Way
Exeter, NH 03833
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Matthew L. Michaelson                      Vice President                    None
1250 W. Grace, #3R
Chicago, IL 60613
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Noah Miller(1)                             Vice President                    None

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Clint Modler(1)                            Vice President                    None
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Robert Moser                               Vice President                    None
9650 East Aspen Hill Circle
Lone Tree, CO 80124
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David W. Mountford                         Vice President                    None
7820 Banyan Terrace
Tamarac, FL 33321
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Gzim Muja                                  Vice President                    None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
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Matthew Mulcahy(2)                         Vice President                    None

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John V. Murphy(2)                          Director                          President & Trustee
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Wendy Jean Murray                          Vice President                    None
32 Carolin Road
Upper Montclair, NJ 07043
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John S. Napier                             Vice President                    None
17 Hillcrest Ave.
Darien, CT 06820
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Christina Nasta(2)                         Vice President                    None
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Kevin P. Neznek(2)                         Vice President                    None
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Bradford G. Norford                        Vice President                    None
5095 Lahinch Ct.
Westerville, OH 43082
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Alan Panzer                                Vice President                    None
6755 Ridge Mill Lane
Atlanta, GA 30328
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Michael Park(2)                            Vice President                    None
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Donald Pawluk(2)                           Vice President

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Brian C. Perkes                            Vice President                    None
6 Lawton Ct.
Frisco, TX 75034
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Charles K. Pettit(2)                       Vice President                    None
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Elaine M. Puleo-Carter(2)                  Senior Vice President             None
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Minnie Ra                                  Vice President                    None
100 Dolores Street, #203
Carmel, CA 93923
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Dusting Raring                             Vice President                    None
27 Blakemore Drive
Ladera Ranch, CA 92797
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Michael A. Raso                            Vice President                    None
3 Vine Place
Larchmont, NY 10538
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Richard E. Rath                            Vice President                    None
46 Mt. Vernon Ave.
Alexandria, VA 22301
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William J. Raynor(5)                       Vice President                    None

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Corry Read(2)                              Vice President                    None

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Ruxandra Risko(2)                          Vice President                    None
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David R. Robertson(2)                      Senior Vice President             None
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Ian M. Roche                               Vice President                    None
7070 Bramshill Circle
Bainbridge, OH 44023
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Kenneth A. Rosenson                        Vice President                    None
24753 Vantage Pt. Terrace
Malibu, CA 90265
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Thomas Sabow                               Vice President                    None
6617 Southcrest Drive
Edina, MN 55435
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John Saunders                              Vice President                    None
2251 Chantilly Ave.
Winter Park, FL 32789
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Thomas Schmitt                             Vice President                    None
40 Rockcrest Rd
Manhasset, NY 11030
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William Schories                           Vice President                    None
3 Hill Street
Hazlet, NJ 07730
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Charles F. Scully                          Vice President                    None
125 Cypress View Way
Apex, NC 27502
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Jennifer Sexton(2)                         Vice President                    None
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Eric Sharp                                 Vice President                    None
862 McNeill Circle
Woodland, CA 95695
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Debbie A. Simon                            Vice President                    None
55 E. Erie St., #4404
Chicago, IL 60611
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Christopher M. Spencer                     Vice President                    None
2353 W 118th Terrace
Leawood, KS 66211
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John A. Spensley                           Vice President                    None
375 Mallard Court
Carmel, IN 46032
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Alfred St. John(2)                         Vice President                    None
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Bryan Stein                                Vice President                    None
8 Longwood Rd.
Voorhees, NJ 08043
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John Stoma(2)                              Senior Vice President             None
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Wayne Strauss(3)                           Assistant Vice President          None
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Brian C. Summe                             Vice President                    None
2479 Legends Way
Crestview Hills, KY 41017
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Michael Sussman(2)                         Vice President                    None
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George T. Sweeney                          Senior Vice President             None
5 Smokehouse Lane
Hummelstown, PA 17036
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William K. Tai                             Vice President                    None
12701 Prairie Drive
Urbandale, IA 50323
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James Taylor(2)                            Assistant Vice President          None
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Martin Telles(2)                           Senior Vice President             None
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Paul Temple(2)                             Vice President                    None
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David G. Thomas                            Vice President                    None
16628 Elk Run Court
Leesburg, VA 20176
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Mark S. Vandehey(1)                        Vice President and Chief          Vice President and Chief
                                           Compliance Officer                Compliance Officer
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Vincent Vermete(2)                         Vice President                    None
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Cynthia Walloga(2)                         Vice President                    None
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Patrick Walsh                              Vice President                    None

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Kenneth Lediard Ward                       Vice President                    None
1400 Cottonwood Valley Circle N.
Irving, TX 75038
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Teresa Ward(1)                             Vice President                    None
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Michael J. Weigner                         Vice President                    None
4905 W. San Nicholas Street
Tampa, FL 33629
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Donn Weise                                 Vice President                    None
3249 Earlmar Drive
Los Angeles, CA 90064
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Chris G. Werner                            Vice President                    None
98 Crown Point Place
Castle Rock, CO 80108
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Catherine White(2)                         Assistant Vice President          None
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Ryan Wilde(1)                              Vice President                    None

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Julie Wimer(2)                             Assistant Vice President          None

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Donna Winn(2)                              Senior Vice President             None
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Peter Winters                              Vice President                    None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801
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Patrick Wisneski(1)                        Vice President                    None

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Philip Witkower(2)                         Senior Vice President             None
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Meredith Wolff(2)                          Vice President                    None
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Michelle Wood(2)                           Vice President                    None

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Cary Patrick Wozniak                       Vice President                    None
18808 Bravata Court
San Diego, CA 92128
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John Charles Young                         Vice President                    None
3914 Southwestern
Houston, TX 77005
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Jill Zachman(2)                            Vice President                    None
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Robert G. Zack(2)                          General Counsel & Director        Secretary
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Walter Zinych                              Vice President                    None
630 North Franklin St., Apt. 718
Chicago, IL 60610
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Steven Zito(1)                             Vice President                    None
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(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial  Center,  225 Liberty Street,  11th Floor, New York, NY
10281-1008

(3)350 Linden Oaks, Rochester, NY 14623
(4)555 Theodore Fremd Avenue, Rye, NY 10580
(5)Independence Wharf, 470 Atlantic Avenue, 11th Floor, Boston, MA 02210

(c)   Not applicable.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by
Registrant pursuant to Section 31(a) of the Investment Company Act of 1940
and rules promulgated thereunder are in the possession of OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to
Rule 485(b) under the Securities Act of 1933 and has duly caused this
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 24th day of May, 2007.

                        Oppenheimer Portfolio Series

                     By:      /s/ John V. Murphy*
                        John V. Murphy, President,
                        Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                    Title                         Date

/s/ Brian F. Wruble *                                       Chairman of the
Brian F. Wruble               Board of Trustee              May 24, 2007

/s/ John V. Murphy*           President, Principal

John V. Murphy                Executive Officer and Trustee May 24, 2007

/s/ Brian W. Wixted*          Treasurer, Principal          May 24, 2007
Brian W. Wixted               Financial & Accounting Officer

/s/ Matthew P. Fink*          Trustee                       May 24, 2007
Matthew P. Fink

/s/ Robert G. Galli*          Trustee                       May 24, 2007

Robert G. Galli

/s/ Phillip A. Griffiths*     Trustee                       May 24, 2007

Phillip A. Griffiths

/s/ Mary F. Miller*           Trustee                       May 24, 2007

Mary F. Miller

/s/ Joel W. Motley*           Trustee                       May 24, 2007

Joel W. Motley

/s/ Kenneth A. Randall*      Trustee                        May 24, 2007

Kenneth A. Randall

/s/ Russell S. Reynolds, Jr.* Trustee                       May 24, 2007
Russell S. Reynolds, Jr.

/s/ Joseph M. Wikler*         Trustee                       May 24, 2007

Joseph M. Wikler

/s/ Peter I. Wold*            Trustee                       May 24, 2007

Peter I. Wold

*By:  /s/ Mitchell J. Lindauer
      Mitchell J. Lindauer, Attorney-in-Fact

                         Oppenheimer Portfolio Series

                        Post-Effective Amendment No. 2

                    Registration Statement No. 333-121449

                                EXHIBIT INDEX

Exhibit No.             Description

23(a)(ii)               Amendment No. 1 to the Declaration of Trust

23(j)                   Independent Registered Public Accounting Firm's
                        consent